UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00173
DODGE & COX FUNDS
(Exact name of registrant as specified in charter)

555 California Street, 40th Floor
San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

Roberta R.W. Kameda, Esq.
555 California Street, 40th Floor
San Francisco, CA 94104
(Name and address of agent for service)
Registrant's telephone number, including area code:
415-981-1710
Date of fiscal year end:
December 31, 2026
Date of reporting period:
June 30, 2026
ITEM 1. REPORTS TO STOCKHOLDERS.
(a) The following are the shareholder reports of the
Dodge
& Cox Funds, a Delaware statutory trust, consisting of seven series: Dodge & Cox Stock Fund, Dodge & Cox Global Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Emerging Markets Stock Fund, Dodge & Cox Balanced Fund, Dodge & Cox Income Fund, and Dodge & Cox Global Bond Fund. The reports for each series and share class of a fund were transmitted to their respective shareholders on August 26, 2026.

Dodge & Cox Stock Fund
Class I

| DODGX
SEMI-ANNUAL SHAREHOLDER REPORT

|

June 30, 2026
This semi-annual shareholder report contains important information about the Dodge & Cox Stock Fund — Class I for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Stock Fund — Class I	$ 26	0.51% 1
1	Annualized
Key Fund Statistics
Fund Net Assets	$ 118,330,608,651
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	11%
Graphical Representations of Holdings
The table below provides information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Health Care	24.5%
Financials	20.0%
Industrials	14.7%
Information Technology	11.8%
Communication Services	10.5%
Consumer Discretionary	4.2%
Energy	3.8%
Materials	3.1%
Consumer Staples	2.6%
Real Estate	2.2%
Utilities	1.3%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In o rder
to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

DODGE & COX STOCK FUND — CLASS I

Dodge & Cox Stock Fund
Class X

| DOXGX
SEMI-ANNUAL SHAREHOLDER REPORT

|

June 30, 2026
This semi-annual shareholder report contains important information about the Dodge & Cox Stock Fund — Class X for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Stock Fund — Class X	$ 21	0.41% 1
1	Annualized
Key Fund Statistics
Fund Net Assets	$ 118,330,608,651
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	11%
Graphical Representations of Holdings
The table below provides information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Health Care	24.5%
Financials	20.0%
Industrials	14.7%
Information Technology	11.8%
Communication Services	10.5%
Consumer Discretionary	4.2%
Energy	3.8%
Materials	3.1%
Consumer Staples	2.6%
Real Estate	2.2%
Utilities	1.3%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

DODGE & COX STOCK FUND — CLASS X

Dodge & Cox Global Stock Fund
Class I

| DODWX
SEMI-ANNUAL SHAREHOLDER REPORT

|

June 30, 2026
This semi-annual shareholder report contains important information about the Dodge & Cox Global Stock Fund — Class I for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Global Stock Fund — Class I	$ 32	0.62% 1
1	Annualized
Key Fund Statistics
Fund Net Assets	$ 13,007,052,593
Total Number of Portfolio Holdings	192
Portfolio Turnover Rate	12%
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	23.0%
Health Care	19.9%
Information Technology	15.6%
Industrials	11.2%
Communication Services	8.4%
Consumer Discretionary	7.5%
Materials	5.4%
Energy	3.6%
Consumer Staples	2.0%
Real Estate	1.0%
Utilities	0.6%
Region Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The
Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR
code
at the left to navigate to additional hosted material at
dodgeandcox.com
.

DODGE & COX GLOBAL STOCK FUND — CLASS I

Dodge & Cox Global Stock Fund
Class X

| DOXWX
SEMI-ANNUAL SHAREHOLDER REPORT

|

June 30, 2026
This semi-annual shareholder report contains important information about the Dodge & Cox Global Stock Fund — Class X for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Global Stock Fund — Class X	$ 27	0.52% 1
1	Annualized
Key Fund Statistics
Fund Net Assets	$ 13,007,052,593
Total Number of Portfolio Holdings	192
Portfolio Turnover Rate	12%
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	23.0%
Health Care	19.9%
Information Technology	15.6%
Industrials	11.2%
Communication Services	8.4%
Consumer Discretionary	7.5%
Materials	5.4%
Energy	3.6%
Consumer Staples	2.0%
Real Estate	1.0%
Utilities	0.6%
Region Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The
Fund
routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

DODGE & COX GLOBAL STOCK FUND — CLASS X

Dodge & Cox International Stock Fund
Class I

| DODFX
SEMI-ANNUAL SHAREHOLDER REPORT

|

June 30, 2026
This semi-annual shareholder report contains important information about the Dodge & Cox International Stock Fund — Class I for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox International Stock Fund — Class I	$ 32	0.61% 1
1	Annualized
Key Fund Statistics
Fund Net Assets	$ 67,511,323,025
Total Number of Portfolio Holdings	198
Portfolio Turnover Rate	7%
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	26.8%
Information Technology	16.4%
Health Care	12.9%
Industrials	11.8%
Consumer Discretionary	7.9%
Materials	6.1%
Consumer Staples	6.0%
Energy	4.7%
Communication Services	4.6%
Real Estate	0.9%
Utilities	0.4%
Region Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The
Fund
routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

DODGE & COX INTERNATIONAL STOCK FUND — CLASS I

Dodge & Cox International Stock Fund
Class X

| DOXFX
SEMI-ANNUAL SHAREHOLDER REPORT

|

June 30, 2026
This semi-annual shareholder report contains important information about the Dodge & Cox International Stock Fund — Class X for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox International Stock Fund — Class X	$ 27	0.51% 1
1	Annualized
Key Fund Statistics
Fund Net Assets	$ 67,511,323,025
Total Number of Portfolio Holdings	198
Portfolio Turnover Rate	7%
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	26.8%
Information Technology	16.4%
Health Care	12.9%
Industrials	11.8%
Consumer Discretionary	7.9%
Materials	6.1%
Consumer Staples	6.0%
Energy	4.7%
Communication Services	4.6%
Real Estate	0.9%
Utilities	0.4%
Region Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The
Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

DODGE & COX INTERNATIONAL STOCK FUND — CLASS X

Dodge & Cox Emerging Markets Stock Fund
DODEX
SEMI-ANNUAL SHAREHOLDER REPORT

|

June 30, 2026
This semi-annual shareholder report contains important information about the Dodge & Cox Emerging Markets Stock Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Emerging Markets Stock Fund	$ 39	0.70% 1
1	Annualized
Key Fund Statistics
Fund Net Assets	$ 1,460,282,860
Total Number of Portfolio Holdings	363
Portfolio Turnover Rate	13%
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Ten
Largest Countries
Taiwan	19.0%
South Korea	16.8%
China	16.5%
Brazil	7.9%
India	5.3%
United States	4.5%
Mexico	3.4%
Indonesia	3.0%
Hong Kong	2.5%
Guatemala	2.3%
Sector Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy vot ing
information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The
Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

DODGE & COX EMERGING MARKETS STOCK FUND

Dodge & Cox Balanced Fund
Class I

| DODBX
SEMI-ANNUAL SHAREHOLDER REPORT

|

June 30, 2026
This semi-annual shareholder report contains important information about the Dodge & Cox Balanced Fund — Class I for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Balanced Fund — Class I	$ 25	0.50% 1
1	Annualized
Key Fund Statistics
Fund Net Assets	$ 14,740,930,251
Total Number of Portfolio Holdings	534
Portfolio Turnover Rate	9%
Graphical Representations of Holdings
The table and charts below
provide
information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Asset
Allocation
Common Stocks	63.8%
Debt Securities	31.5%
Mutual Funds	2.2%
Net Cash & Other (a)	2.5%
(a)	Net Cash & Other includes cash , short-term investments, derivatives, receivables, and payables.
Equity Sector Diversification
Fixed Income Sector Diversification
Availability of Additional Information
You
can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

DODGE & COX BALANCED FUND — CLASS I

Dodge & Cox Balanced Fund
Class X

| DOXBX
SEMI-ANNUAL SHAREHOLDER REPORT

|

June 30, 2026
This semi-annual shareholder report contains important information about the Dodge & Cox Balanced Fund — Class X for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Balanced Fund — Class X	$ 20	0.40% 1
1	Annualized
Key Fund Statistics
Fund Net Assets	$ 14,740,930,251
Total Number of Portfolio Holdings	534
Portfolio Turnover Rate	9%
Graphical Representations of Holdings
The table and charts below
provide
information
related to the
holdings
of the
Fund
, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Asset
Allocation
Common Stocks	63.8%
Debt Securities	31.5%
Mutual Funds	2.2%
Net Cash & Other (a)	2.5%
(a)	Net Cash & Other includes cash, short-term investments, derivatives, receivables, and payables.
Equity Sector Diversification
Fixed Income Sector Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The
Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

DODGE & COX BALANCED FUND — CLASS X

Dodge & Cox Income Fund
Class I

| DODIX
SEMI-ANNUAL SHAREHOLDER REPORT

|

June 30, 2026
This semi-annual shareholder report contains important information about the Dodge & Cox Income Fund — Class I for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Income Fund — Class I	$ 20	0.41% 1
1	Annualized
Key Fund Statistics
Fund Net Assets	$ 110,472,780,630
Total Number of Portfolio Holdings	1,661
Portfolio Turnover Rate	12%
Graphical Representations of Holdings
The table below provides information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Securitized	48.9%
Corporate	29.7%
U.S. Treasury	14.7%
Government-Related	4.9%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

DODGE & COX INCOME FUND — CLASS I

Dodge & Cox Income Fund
Class X

| DOXIX
SEMI-ANNUAL SHAREHOLDER REPORT

|

June 30, 2026
This semi-annual shareholder report contains important information about the Dodge & Cox Income Fund — Class X for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Income Fund — Class X	$ 16	0.33% 1
1	Annualized
Key Fund Statistics
Fund Net Assets	$ 110,472,780,630
Total Number of Portfolio Holdings	1,661
Portfolio Turnover Rate	12%
Graphical Representations of Holdings
The table below provides information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Securitized	48.9%
Corporate	29.7%
U.S. Treasury	14.7%
Government-Related	4.9%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

DODGE & COX INCOME FUND — CLASS X

Dodge & Cox Global Bond Fund
Class I

| DODLX
SEMI-ANNUAL SHAREHOLDER REPORT

|

June 30, 2026
This semi-annual shareholder report contains important information about the Dodge & Cox Global Bond Fund — Class I for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Global Bond Fund — Class I	$ 22	0.45% 1
1	Annualized
Key Fund Statistics
Fund Net Assets	$ 5,322,938,020
Total Number of Portfolio Holdings	407
Portfolio Turnover Rate	23%
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Five
Largest Countries
United States	44.1%
United Kingdom	6.9%
Norway	5.5%
Mexico	5.4%
Japan	3.6%
Sector Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The
Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

DODGE & COX GLOBAL BOND FUND — CLASS I

Dodge & Cox Global Bond Fund
Class X

| DOXLX
SEMI-ANNUAL SHAREHOLDER REPORT

|

June 30, 2026
This semi-annual shareholder report contains important information about the Dodge & Cox Global Bond Fund — Class X for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Global Bond Fund — Class X	$ 18	0.37% 1
1	Annualized
Key Fund Statistics
Fund Net Assets	$ 5,322,938,020
Total Number of Portfolio Holdings	407
Portfolio Turnover Rate	23%
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Five
Largest Countries
United States	44.1%
United Kingdom	6.9%
Norway	5.5%
Mexico	5.4%
Japan	3.6%
Sector Diversification
Availability of Additional Information
You
can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
For more information, please scan the QR code at the left to navigate to additional hosted material at
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DODGE & COX GLOBAL BOND FUND — CLASS X

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not required in a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The complete schedule of investments is included in Item 7(a) of this Form N-CSR.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) The following are the financial statements and other information of each series of the Dodge & Cox Funds: Dodge & Cox Stock Fund, Dodge & Cox Global Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Emerging Markets Stock Fund, Dodge & Cox Balanced Fund, Dodge & Cox Income Fund, and Dodge & Cox Global Bond Fund.

(b) The financial highlights information is included in Item 7(a) of this Form N-CSR.

2026
June 30, 2026

Financial Statements and Other Information

Stock Fund | Class I (dodgx) | Class X (doxgx)
ESTABLISHED 1965
06/26 SF SAR

Portfolio of Investments (unaudited) June 30, 2026
Common Stocks: 98.7%
	Shares	Value
Communication Services: 10.5%
Media & Entertainment: 8.3%
Alphabet, Inc., Class A	8,335,300	$2,978,786,161
Alphabet, Inc., Class C	5,442,660	1,923,055,058
Charter Communications, Inc., Class A(a)(b)	9,791,376	1,392,431,581
Fox Corp., Class A	9,008,675	469,892,488
Fox Corp., Class B	5,283,865	247,496,236
Meta Platforms, Inc., Class A	4,394,800	2,475,546,892
News Corp., Class A	9,974,090	247,656,655
Versant Media Group, Inc., Class A	3,016,743	108,632,915
		9,843,497,986
Telecommunication Services: 2.2%
Comcast Corp., Class A	75,418,594	1,851,526,483
T-Mobile U.S., Inc.	4,664,337	782,349,245
		2,633,875,728
		12,477,373,714
Consumer Discretionary: 4.2%
Consumer Discretionary Distribution & Retail: 2.2%
Amazon.com, Inc.(b)	10,757,900	2,564,037,886
Consumer Durables & Apparel: 0.2%
VF Corp.(a)	12,316,700	205,442,556
Consumer Services: 1.8%
Booking Holdings, Inc.	12,054,450	2,148,585,168
		4,918,065,610
Consumer Staples: 2.6%
Food, Beverage & Tobacco: 2.6%
Anheuser-Busch InBev SA/NV ADR (Belgium)	21,587,685	1,778,825,244
Archer-Daniels-Midland Co.	10,633,418	812,393,135
Molson Coors Beverage Co., Class B(a)	13,942,525	543,200,774
		3,134,419,153
Energy: 3.8%
Baker Hughes Co., Class A	25,293,966	1,403,815,113
ConocoPhillips	6,568,234	682,833,607
Occidental Petroleum Corp.(a)	49,170,840	2,388,227,699
		4,474,876,419
Financials: 20.0%
Banks: 2.1%
First Citizens BancShares, Inc., Class A	300,700	625,693,553
Wells Fargo & Co.	22,160,841	1,831,371,900
		2,457,065,453
Financial Services: 12.1%
Brookfield Corp. (Canada)	28,861,150	1,229,196,379
Capital One Financial Corp.	6,481,435	1,300,305,490
Fidelity National Information Services, Inc.(a)	33,304,400	1,294,875,072
Fiserv, Inc.(a)(b)	31,869,400	1,563,194,070
KKR & Co., Inc.	6,023,800	552,864,364
LPL Financial Holdings, Inc.	3,017,127	849,864,333
The Bank of New York Mellon Corp.	11,548,024	1,669,959,751
The Charles Schwab Corp.	51,357,235	4,738,732,073
Visa, Inc., Class A	3,434,400	1,178,308,296
		14,377,299,828

	Shares	Value
Insurance: 5.8%
Aegon, Ltd., NY Shs (Netherlands)	35,745,439	$301,691,505
Aon PLC, Class A	3,684,200	1,222,012,298
Arthur J Gallagher & Co.	6,074,299	1,394,476,821
MetLife, Inc.(a)	34,628,342	2,929,904,017
Willis Towers Watson PLC	3,775,157	986,712,785
		6,834,797,426
		23,669,162,707
Health Care: 24.5%
Health Care Equipment & Services: 12.7%
Baxter International, Inc.(a)	38,623,700	823,457,284
CVS Health Corp.	31,708,094	3,280,202,324
GE HealthCare Technologies, Inc.(a)	24,247,113	1,552,057,703
Humana, Inc.(a)	7,354,500	2,921,354,490
Medtronic PLC	5,743,900	449,345,297
The Cigna Group	7,985,072	2,201,324,649
UnitedHealth Group, Inc.	6,000,460	2,493,971,190
Zimmer Biomet Holdings, Inc.(a)	15,549,900	1,338,690,891
		15,060,403,828
Pharmaceuticals, Biotechnology & Life Sciences: 11.8%
Alnylam Pharmaceuticals, Inc.(b)	1,233,200	371,230,196
Avantor, Inc.(a)(b)	74,871,715	741,229,978
BioMarin Pharmaceutical, Inc.(a)(b)	9,769,625	559,017,943
Danaher Corp.	197,000	37,524,560
Elanco Animal Health, Inc.(a)(b)	43,107,500	1,060,875,575
Gilead Sciences, Inc.	17,282,812	2,183,510,468
GSK PLC ADR (United Kingdom)	33,782,987	1,770,904,179
Haleon PLC ADR (United Kingdom)	107,251,461	1,000,656,131
Incyte Corp.(b)	7,953,128	901,566,590
Neurocrine Biosciences, Inc.(b)	3,964,000	668,072,740
Novo Nordisk A/S ADR, Class B (Denmark)	15,240,800	730,643,952
Regeneron Pharmaceuticals, Inc.	3,122,173	1,946,799,752
Sanofi SA ADR (France)	20,904,624	891,791,260
Thermo Fisher Scientific, Inc.	2,061,300	1,033,453,368
		13,897,276,692
		28,957,680,520
Industrials: 14.7%
Capital Goods: 11.4%
Carrier Global Corp.	20,376,079	1,494,585,395
Fortive Corp.(a)	28,207,775	1,723,212,975
Johnson Controls International PLC	26,516,117	3,874,269,855
RTX Corp.	23,368,900	4,433,781,397
Sunbelt Rentals Holdings, Inc.(a)	26,496,300	1,982,188,203
		13,508,037,825
Commercial & Professional Services: 0.9%
TransUnion(a)	14,871,300	1,072,815,582
Transportation: 2.4%
FedEx Corp.	4,777,255	1,495,901,858
Fedex Freight Holding Co., Inc.(b)	5,072,777	765,989,327
Norfolk Southern Corp.	1,821,300	572,962,767
		2,834,853,952
		17,415,707,359
PAGE 1 ■  Dodge & Cox Stock FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2026
Common Stocks (continued)
		Shares	Value
Information Technology: 11.8%
Semiconductors & Semiconductor Equipment: 3.8%
Microchip Technology, Inc.		3,693,200	$336,819,840
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	TWD	54,567,700	4,190,179,762
			4,526,999,602
Software & Services: 4.6%
Adobe, Inc.(b)		2,344,200	480,607,884
Cognizant Technology Solutions Corp., Class A		11,098,377	429,840,141
Microsoft Corp.		7,995,900	2,982,630,618
Roper Technologies, Inc.		4,586,100	1,551,890,379
			5,444,969,022
Technology, Hardware & Equipment: 3.4%
HP, Inc.		31,200,956	684,548,974
Ralliant Corp.(a)		9,146,776	673,477,117
TE Connectivity PLC (Switzerland)		8,773,675	1,768,860,617
Teledyne Technologies, Inc.(b)		1,218,100	812,350,890
			3,939,237,598
			13,911,206,222
Materials: 3.1%
Air Products & Chemicals, Inc.		6,137,551	1,799,407,202
Celanese Corp.(a)		10,127,698	465,874,108
International Flavors & Fragrances, Inc.(a)		17,514,000	1,387,459,080
			3,652,740,390
Real Estate: 2.2%
Equity Real Estate Investment Trusts (Reits): 2.2%
Gaming & Leisure Properties, Inc. REIT		10,141,681	451,609,055
SBA Communications Corp. REIT, Class A(a)		7,757,000	1,368,800,220
Sun Communities, Inc. REIT(a)		6,736,000	807,713,760
			2,628,123,035
Utilities: 1.3%
American Electric Power Co., Inc.		5,288,500	723,519,685
Dominion Energy, Inc.		12,597,100	860,255,959
			1,583,775,644
Total Common Stocks (Cost $83,299,658,732)			$116,823,130,773
Short-Term Investments: 1.1%
	Par Value/ Shares	Value
Repurchase Agreements: 0.5%
Bank of America(c) 3.64%, dated 6/30/26, due 7/1/26, maturity value $75,007,583	$75,000,000	75,000,000

	Par Value/ Shares	Value
Fixed Income Clearing Corp.(c) 3.61%, dated 6/30/26, due 7/1/26, maturity value $192,019,253	$192,000,000	192,000,000
Fixed Income Clearing Corp.(c) 1.35%, dated 6/30/26, due 7/1/26, maturity value $118,112,776	118,108,347	118,108,347
Standard Chartered(c) 3.64%, dated 6/30/26, due 7/1/26, maturity value $125,012,639	125,000,000	125,000,000
		510,108,347
Money Market Fund: 0.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class	746,100,377	746,100,377
Total Short-Term Investments (Cost $1,256,208,724)		$1,256,208,724
Total Investments In Securities (Cost $84,555,867,456)	99.8%	$118,079,339,497
Other Assets Less Liabilities	0.2%	251,269,154
Net Assets	100.0%	$118,330,608,651
(a)	See below regarding holdings of 5% voting securities
(b)	Non-income producing
(c)
Repurchase agreements are collateralized by:
Fixed Income Clearing Corporation: U.S. Treasury Notes 3.375%-4.25%, 11/30/27-
1/31/30. Total collateral value is $316,310,600.
Bank of America: U.S. Treasury Bond 4.625%, 11/15/44. U.S. Treasury Notes 3.375%-
4.125%, 11/30/27-8/31/32. U.S. Treasury Inflation Indexed Notes 0.125%-1.875%,
7/15/32-2/15/51. Total collateral value is $76,507,735.
Standard Chartered: U.S. Treasury Bonds 4.625%-5.00%, 5/15/46-11/15/55.
U.S. Treasury Notes 0.875%-4.625%, 11/15/26-1/31/33. U.S. Treasury Inflation
Indexed Notes 0.75%-3.625%, 4/15/28-7/15/28. Total collateral value is
$127,512,932.

The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
NY Shs: New York Registry Shares
TWD New Taiwan Dollar
USD United States Dollar
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
Russell 1000 Value Index	8,705	9/18/26	$1,044,948,200	$(1,630,855)
See accompanying Notes to Financial StatementsDodge & Cox Stock Fund ■  PAGE 2

Portfolio of Investments (unaudited) June 30, 2026
Holdings of 5% Voting Securities
Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the six months ended June 30, 2026. Further details on these holdings and related activity during the period appear below.
	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period	Dividend Income (net of foreign taxes, if any)
Common Stocks 22.1%
Communication Services 1.2%
Charter Communications, Inc., Class A(a)	$2,043,949,740	$—	$—	$—	$(651,518,159)	$1,392,431,581	$—
Consumer Discretionary 0.0%
VF Corp.	494,927,344	—	(278,584,284)	4,515,561	(15,416,065)	—(b)	3,737,535
Consumer Staples 0.4%
Molson Coors Beverage Co., Class B	650,837,067	—	—	—	(107,636,293)	543,200,774	13,384,824
Energy 0.0%
Occidental Petroleum Corp.	2,249,138,173	—	(300,690,300)	101,487,992	338,291,834	—(b)	26,428,267
Financials 4.9%
Fidelity National Information Services, Inc.	2,213,410,424	—	—	—	(918,535,352)	1,294,875,072	29,307,872
Fiserv, Inc.(a)	2,140,667,598	—	—	—	(577,473,528)	1,563,194,070	—
MetLife, Inc.	3,018,580,187	—	(301,179,606)	151,499,105	61,004,331	2,929,904,017	43,789,030
						5,787,973,159
Health Care 7.6%
Avantor, Inc.(a)	858,029,854	—	—	—	(116,799,876)	741,229,978	—
Baxter International, Inc.	738,098,907	—	—	—	85,358,377	823,457,284	772,474
BioMarin Pharmaceutical, Inc.(a)	580,608,814	—	—	—	(21,590,871)	559,017,943	—
Elanco Animal Health, Inc.(a)	1,202,171,227	—	(245,160,645)	(80,273,576)	184,138,569	1,060,875,575	—
GE HealthCare Technologies, Inc.	1,730,701,231	198,471,395	—	—	(377,114,923)	1,552,057,703	1,477,068
Humana, Inc.	1,934,165,695	—	(70,813,609)	(1,370,244)	1,059,372,648	2,921,354,490	13,191,810
Zimmer Biomet Holdings, Inc.	1,398,247,008	—	—	—	(59,556,117)	1,338,690,891	7,463,952
						8,996,683,864
Industrials 4.0%
Fortive Corp.	1,577,182,690	—	(19,731,179)	(2,222,719)	167,984,183	1,723,212,975	3,384,933
Sunbelt Rentals Holdings, Inc.	1,807,712,315	—	—	—	174,475,888	1,982,188,203	—
TransUnion	555,514,225	615,433,557	—	—	(98,132,200)	1,072,815,582	3,069,986
						4,778,216,760
Information Technology 0.6%
Ralliant Corp.	401,851,772	48,717,956	—	—	222,907,389	673,477,117	914,678
Materials 1.6%
Celanese Corp.	428,199,071	—	—	—	37,675,037	465,874,108	607,662
International Flavors & Fragrances, Inc.	1,180,268,460	—	—	—	207,190,620	1,387,459,080	14,011,200
						1,853,333,188
PAGE 3 ■  Dodge & Cox Stock FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2026
Holdings of 5% Voting Securities  (continued)
	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period	Dividend Income (net of foreign taxes, if any)
Real Estate 1.8%
SBA Communications Corp. REIT, Class A	$1,500,436,510	$—	$—	$—	$(131,636,290)	$1,368,800,220	$19,392,500
Sun Communities, Inc. REIT	1,356,603,853	—	(516,433,409)	(41,404,090)	8,947,406	807,713,760	19,961,984
						2,176,513,980
				$132,232,029	$(528,063,392)	$26,201,830,423	$200,895,775
(a)	Non-income producing
(b)	Company was not an affiliate at period end
See accompanying Notes to Financial StatementsDodge & Cox Stock Fund ■  PAGE 4

Statement of Assets and Liabilities (unaudited)
June 30, 2026
Assets:
Investments in securities, at value
Unaffiliated issuers (cost $52,816,924,790)	$91,877,509,074
Affiliated issuers (cost $31,738,942,666)	26,201,830,423
118,079,339,497
Cash	16,335
Deposits with broker for futures contracts	69,595,016
Receivable for investments sold	127,941,439
Receivable for Fund shares sold	79,509,089
Dividends and interest receivable	167,655,636
Expense reimbursement receivable	2,074,744
Prepaid expenses and other assets	289,898
118,526,421,654
Liabilities:
Payable for variation margin for futures contracts	12,677,761
Payable for investments purchased	38,652,054
Payable for Fund shares redeemed	96,520,968
Management fees payable	46,703,790
Accrued expenses	1,258,430
195,813,003
Net Assets	$118,330,608,651
Net Assets Consist of:
Paid in capital	$76,894,011,047
Distributable earnings	41,436,597,604
$118,330,608,651
Class I
Total net assets	$67,833,895,620
Shares outstanding	4,004,724,694
Net asset value per share	$16.94
Class X
Total net assets	$50,496,713,031
Shares outstanding	2,981,100,791
Net asset value per share	$16.94

Statement of Operations (unaudited)
Six Months Ended June 30, 2026
Investment Income:
Dividends (net of foreign taxes of $27,522,014)
Unaffiliated issuers	$783,814,677
Affiliated issuers	200,895,775
Interest	21,066,669
1,005,777,121
Expenses:
Investment advisory fees	236,652,217
Administrative services fees
Class I	34,022,931
Class X	12,570,062
Custody and fund accounting fees	1,233,443
Professional services	234,276
Shareholder reports	928,195
Registration fees	545,126
Trustees fees	273,681
Miscellaneous	3,587,451
Total expenses	290,047,382
Expenses reimbursed by investment manager	(12,570,062)
Net expenses	277,477,320
Net Investment Income	728,299,801
Realized and Unrealized Gain (Loss):
Net realized gain (loss)
Investments in securities of unaffiliated issuers (Note 5)	7,864,072,909
Investments in securities of affiliated issuers (Note 5)	132,232,029
Futures contracts	(14,140)
Foreign currency transactions	(122,296)
Net change in unrealized appreciation/depreciation
Investments in securities of unaffiliated issuers	(3,668,126,061)
Investments in securities of affiliated issuers	(528,063,392)
Futures contracts	(1,630,855)
Foreign currency translation	51,836
Net realized and unrealized gain	3,798,400,030
Net Change in Net Assets From Operations	$4,526,699,831
PAGE 5 ■  Dodge & Cox Stock FundSee accompanying Notes to Financial Statements

Statement of Changes in Net Assets (unaudited)
	Six Months Ended	Year Ended
	June 30, 2026	December 31, 2025
Operations:
Net investment income	$728,299,801	$1,698,313,635
Net realized gain (loss)	7,996,168,502	14,148,999,179
Net change in unrealized appreciation/depreciation	(4,197,768,472)	(925,390,545)
	4,526,699,831	14,921,922,269
Distributions to Shareholders:
Class I	(1,090,468,160)	(6,438,948,974)
Class X	(833,288,870)	(4,741,259,210)
Total distributions	(1,923,757,030)	(11,180,208,184)
Fund Share Transactions:
Class I
Proceeds from sales of shares	7,654,458,654	12,594,597,057
Reinvestment of distributions	1,006,188,255	5,961,750,023
Cost of shares redeemed	(10,913,991,940)	(18,085,451,762)
Class X
Proceeds from sales of shares	2,793,600,418	7,477,204,527
Reinvestment of distributions	807,716,680	4,612,783,040
Cost of shares redeemed	(4,751,721,302)	(8,820,571,882)
Net change from Fund share transactions	(3,403,749,235)	3,740,311,003
Total change in net assets	(800,806,434)	7,482,025,088
Net Assets:
Beginning of period	119,131,415,085	111,649,389,997
End of period	$118,330,608,651	$119,131,415,085
Share Information:(a)
Class I
Shares sold	454,467,363	3,914,109,120
Distributions reinvested	61,923,249	279,179,352
Shares redeemed	(646,930,863)	(314,161,750)
Net change in shares outstanding	(130,540,251)	3,879,126,722
Class X
Shares sold	166,058,073	2,822,842,779
Distributions reinvested	49,680,962	215,332,313
Shares redeemed	(282,229,977)	(168,575,204)
Net change in shares outstanding	(66,490,942)	2,869,599,888
(a)	For the year ended December 31, 2025, share amounts have been retroactively adjusted to reflect a 16-for-1 share split effective after the close of U.S. markets on October 24, 2025.
See accompanying Notes to Financial StatementsDodge & Cox Stock Fund ■  PAGE 6

Notes to Financial Statements (unaudited)
Note 1: Organization and Significant Accounting Policies
Dodge & Cox Stock Fund (the "Fund") is one of the series constituting the Dodge & Cox Funds (the "Trust" or the "Funds"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on January 4, 1965, and seeks long-term growth of principal and income. Risk considerations and investment strategies of the Fund are discussed in the Fund's Prospectus.
On May 1, 2022, the then-outstanding shares of the Fund were redesignated as Class I Shares, and Class X shares of the Fund were established. The share classes have different eligibility requirements and expense structures due to differing shareholder servicing arrangements. The share classes have the same rights as to redemption, dividends and liquidation proceeds, and voting privileges, except that each class has the exclusive right to vote on matters affecting only its class.
The Fund is an investment company and follows the accounting and reporting guidance issued in Topic 946 by the Financial Accounting Standards Board. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require the use of estimates and assumptions by management. Actual results may differ from those estimates. Significant accounting policies are as follows:
Security valuation The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations.
The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Security transactions, investment income, expenses, and distributions Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Dividend income and corporate action transactions are recorded on the ex-dividend date, or when the Fund first learns of the dividend/corporate action if the ex-dividend date has passed. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends characterized as return of capital for U.S. tax purposes are recorded as a reduction of cost of investments and/or realized gain. Interest income is recorded on the accrual basis.
Expenses are recorded on the accrual basis. Some expenses of the Trust can be directly attributed to a specific series. Expenses which cannot be directly attributed are allocated among the Funds in the Trust using methodologies determined by the nature of the expense.
Distributions to shareholders are recorded on the ex-dividend date.
Share class accounting Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated to each share class of the Fund based upon the proportion of net assets of each class.
Foreign taxes The Fund may be subject to foreign taxes which may be imposed by certain countries in which the Fund invests. The Fund endeavors to record foreign taxes based on applicable foreign tax law. Withholding taxes are incurred on certain foreign dividends
PAGE 7 ■ Dodge & Cox Stock Fund

Notes to Financial Statements (unaudited)
and are accrued at the time the associated dividend is recorded. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund records a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. In consideration of recent decisions rendered by European courts, the Fund has filed for additional reclaims ("EU reclaims") related to prior years. A corresponding receivable is established when both the amount is known and significant contingencies or uncertainties regarding collectability are removed. These amounts, if any, are reported in dividends and interest receivable in the Statement of Assets and Liabilities. Expenses incurred related to filing EU reclaims are recorded on an accrual basis in professional services in the Statement of Operations.  Expenses that are contingent upon successful EU reclaims are recorded in professional services in the Statement of Operations once the amount is known.
Foreign currency translation  The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the transaction date.
Reported realized and unrealized gain (loss) on investments include foreign currency gain (loss) related to investment transactions.
Reported realized and unrealized gain (loss) on foreign currency transactions and translation include the following: disposing/holding of foreign currency, the difference in exchange rate between the trade and settlement dates on securities transactions, the difference in exchange rate between the accrual and payment dates on dividends, and currency losses on the purchase of foreign currency in certain countries that impose taxes on such transactions.
Repurchase agreements Repurchase agreements are transactions under which a Fund purchases a security from a counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Segment Reporting  An operating segment is defined in Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reporting Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial infor mation available. The Chair of the Board of Trustees of the Trust acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. "Net change in net assets from operations" reported on the Statement of Operations is used by the CODM to assess the single operating segment’s performance and to make resource allocation decisions for the single operating segment.
Indemnification Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
Note 2: Valuation Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at June 30, 2026:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$12,477,373,714	$—
Consumer Discretionary	4,918,065,610	—
Consumer Staples	3,134,419,153	—
Energy	4,474,876,419	—
Financials	23,669,162,707	—
Health Care	28,957,680,520	—
Industrials	17,415,707,359	—
Information Technology	9,721,026,460	4,190,179,762
Materials	3,652,740,390	—
Real Estate	2,628,123,035	—
Utilities	1,583,775,644	—
Short-Term Investments
Repurchase Agreements	—	510,108,347
Money Market Fund	746,100,377	—
Total Securities	$113,379,051,388	$4,700,288,109
Other Investments
Futures Contracts
Depreciation	$(1,630,855)	$—
Dodge & Cox Stock Fund ■ PAGE 8

Notes to Financial Statements (unaudited)
Futures contracts Futures contracts involve an obligation to purchase or sell (depending on whether the Fund has entered a long or short futures contract, respectively) an asset at a future date, at a price set at the time of the contract. Futures contracts are exchange-traded. Upon entering into a futures contract, the Fund is required to deposit an amount of cash or liquid assets (referred to as "initial margin") in a segregated account with the clearing broker. Subsequent payments (referred to as "variation margin") to and from the clearing broker are made on a daily basis based on changes in the market value of  the contract. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statement of Operations. Realized gains and losses on futures contracts are recorded in the Statement of Operations at the closing or expiration of the contracts. Cash deposited with a broker as initial margin is recorded in the Statement of Assets and Liabilities. A receivable and/or payable to brokers for daily variation margin is also recorded in the Statement of Assets and Liabilities.
Investments in futures contracts may include certain risks, which may be different from, and potentially greater than, those of the underlying securities. To the extent the Fund uses futures, it is exposed to additional volatility and potential losses resulting from leverage.
The Fund used long futures contracts to provide equity exposure, approximately equal to some or all of the Fund's non-equity assets.
Additional derivative information The following identifies the location on the Statement of Assets and Liabilities and values of the Fund's derivative instruments categorized by primary underlying risk exposure.
Equity Derivatives
Liabilities
Futures contracts(a)	$1,630,855
(a)	Includes cumulative appreciation (depreciation). Only the current day’s variation margin is reported in the Statement of Assets and Liabilities.
The following summarizes the effect of derivative instruments on the Statement of Operations, categorized by primary underlying risk exposure.
Equity Derivatives
Net realized gain (loss)
Futures contracts	$(14,140)
Net change in unrealized appreciation/depreciation
Futures contracts	$(1,630,855)
The following summarizes the range of volume in the Fund's derivative instruments during the six months ended June 30, 2026.
Derivative		% of Net Assets
Futures contracts	USD notional value	0-1%
Note 3: Related Party Transactions
The Fund's management fees include an investment advisory fee and an administrative services fee described below.
Investment advisory fee The Fund pays an investment advisory fee, accrued daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets to Dodge & Cox, investment manager of the Fund. The agreement further provides that Dodge & Cox shall waive its fee to the extent that such fee plus all other ordinary operating expenses of the Fund exceed 0.75% of the average daily net assets for the year.
Administrative services fee The Fund pays Dodge & Cox a fee for administrative and shareholder services. The fee is accrued daily and paid monthly equal to an annual rate of the average daily net assets of 0.10% for Class I shares and 0.05% for Class X shares. Under this agreement, Dodge & Cox is responsible for the payment of the Fund's transfer agency fees.
Expense reimbursement Dodge & Cox has contractually agreed, through April 30, 2029, to waive management fees or reimburse the Fund for ordinary expenses to the extent necessary to maintain the net ordinary expense ratio of the Class X shares at an amount 0.10% less than the net ordinary expense ratio of the Class I shares. This agreement cannot be terminated prior to April 30, 2029, other than by resolution of the Board of Trustees. For purposes of the foregoing, ordinary expenses shall not include nonrecurring shareholder account fees, fees and expenses associated with Fund shareholder meetings, fees on portfolio transactions such as exchange fees, dividends and interest on short positions, fees and expenses of pooled investment vehicles that are held by the Fund, interest expenses and other fees and expenses related to any borrowings, taxes, brokerage fees and commissions and other costs and expenses relating to the acquisition and disposition of Fund investments, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business, such as litigation expenses. The term of the agreement will automatically renew for subsequent three-year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term. The agreement does not permit Dodge & Cox to recoup any fees waived or payments made to the Fund for a prior year. For the six months ended June 30, 2026, Dodge & Cox reimbursed expenses of $12,570,062 to Class X.
Fund officers and trustees All officers and certain trustees of the Trust are officers or employees of Dodge & Cox. The Trust pays a fee only to those trustees who are not affiliated with Dodge & Cox.
Note 4: Income Tax Information and Distributions to Shareholders
A provision for federal income taxes is not required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. Distributions are determined in accordance with income tax regulations, and such amounts may differ from net investment income and realized gains for financial reporting purposes. The Fund may also designate a portion of the amount
PAGE 9 ■ Dodge & Cox Stock Fund

Notes to Financial Statements (unaudited)
paid to redeeming shareholders as a distribution for tax purposes. Financial reporting records are adjusted for permanent book to tax differences at year end to reflect tax character. Book to tax differences are primarily due to differing treatments of redemptions in-kind, wash sales, foreign currency realized gain (loss), certain corporate action transactions, REITs, and distributions.
Distributions during the periods noted below were characterized as follows for federal income tax purposes:
	Six Months Ended June 30, 2026	Year Ended December 31, 2025
Class I
Ordinary income	$427,358,767	$946,391,066
Long-term capital gain	$663,109,393	$5,492,557,908
Class X
Ordinary income	$342,021,113	$730,660,694
Long-term capital gain	$491,267,757	$4,010,598,516
The components of distributable earnings on a tax basis are reported as of the Fund's most recent year end. At December 31, 2025, the tax basis components of distributable earnings were as follows:
Undistributed long-term capital gain	$1,153,970,778
Net unrealized appreciation	37,679,684,025
Total distributable earnings	$38,833,654,803
At June 30, 2026, unrealized appreciation and depreciation for investments based on cost for federal income tax purposes were as follows:
Tax cost	$84,625,609,478
Unrealized appreciation	41,392,559,599
Unrealized depreciation	(7,940,460,435)
Net unrealized appreciation	33,452,099,164
Fund management has reviewed the tax positions for open periods (three years and four years, respectively, from filing the Fund’s federal and state tax returns) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.
Note 5: Redemptions In-Kind
During the six months ended June 30, 2026, the Fund distributed securities and cash as payment for redemptions of Class I shares. For financial reporting purposes, the Fund realized a net gain of $2,729,745,452 attributable to the redemptions in-kind: $2,523,408,396 from unaffiliated issuers and $206,337,056 from affiliated issuers. For tax purposes, no capital gain on the redemptions in-kind was recognized.
Note 6: Loan Facilities
Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund may participate in an interfund lending facility (Facility). The Facility allows the Fund to borrow money from or loan money to the Funds. Loans under the Facility are made for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest on borrowings is the average of the current repurchase agreement rate and the bank loan rate. There was no activity in the Facility during the period.
All Funds in the Trust participate in a $500 million committed credit facility (Line of Credit) with State Street Bank and Trust Company, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The maximum amount available to the Fund is $250 million. Each Fund pays an annual commitment fee on its pro-rata portion of the Line of Credit. For the six months ended June 30, 2026, the Fund’s commitment fee amounted to $236,104 and is reflected as a Miscellaneous Expense in the Statement of Operations. Interest on borrowings is charged at the prevailing rate. There were no borrowings on the Line of Credit during the period.
Note 7: Purchases and Sales of Investments
For the six months ended June 30, 2026, purchases and sales of securities, other than short-term securities, aggregated to $13,049,780,995 and $14,347,325,808, respectively.
Note 8: Subsequent Events
Fund management has determined that no material events or transactions occurred subsequent to June 30, 2026, and through the date of the Fund’s financial statements issuance, which require disclosure in the Fund’s financial statements.
Dodge & Cox Stock Fund ■ PAGE 10

Financial Highlights (unaudited)
Selected data and ratios (for a share outstanding throughout each period)	Six Months Ended June 30,	Year Ended December 31,
	2026	2025(a)	2024(a)	2023(a)	2022(a)	2021(a)
Class I
Net asset value, beginning of period	$16.59	$16.07	$15.22	$13.48	$15.33	$12.04
Income from investment operations:
Net investment income	0.10	0.24	0.24	0.22	0.20	0.18
Net realized and unrealized gain (loss)	0.52	1.92	1.93	2.09	(1.31)	3.60
Total from investment operations	0.62	2.16	2.17	2.31	(1.11)	3.78
Distributions to shareholders from:
Net investment income	(0.11)	(0.24)	(0.24)	(0.22)	(0.19)	(0.19)
Net realized gain	(0.16)	(1.40)	(1.08)	(0.35)	(0.55)	(0.30)
Total distributions	(0.27)	(1.64)	(1.32)	(0.57)	(0.74)	(0.49)
Net asset value, end of period	$16.94	$16.59	$16.07	$15.22	$13.48	$15.33
Total return	3.78%	13.66%	14.52%	17.49%	(7.22)%	31.68%
Ratios/supplemental data:
Net assets, end of period (millions)	$67,834	$68,584	$65,872	$63,656	$67,386	$96,695
Ratio of expenses to average net assets	0.51%(b)	0.51%	0.51%	0.51%	0.51%	0.52%
Ratio of net investment income to average net assets	1.19%(b)	1.42%	1.49%	1.57%	1.43%	1.25%
Portfolio turnover rate	11%	20%	15%	12%	16%	10%
Class X(c)
Net asset value, beginning of period	$16.59	$16.07	$15.22	$13.48	$14.19
Income from investment operations:
Net investment income	0.10	0.25	0.26	0.23	0.13
Net realized and unrealized gain (loss)	0.52	1.92	1.93	2.10	(0.24)
Total from investment operations	0.62	2.17	2.19	2.33	(0.11)
Distributions to shareholders from:
Net investment income	(0.11)	(0.25)	(0.26)	(0.24)	(0.15)
Net realized gain	(0.16)	(1.40)	(1.08)	(0.35)	(0.45)
Total distributions	(0.27)	(1.65)	(1.34)	(0.59)	(0.60)
Net asset value, end of period	$16.94	$16.59	$16.07	$15.22	$13.48
Total return	3.84%	13.77%	14.63%	17.59%	(0.61)%
Ratios/supplemental data:
Net assets, end of period (millions)	$50,497	$50,547	$45,777	$37,377	$20,998
Ratio of expenses to average net assets	0.41%(b)	0.41%	0.41%	0.41%	0.41%(b)
Ratio of expenses to average net assets, before reimbursement by investment manager	0.46%(b)	0.46%	0.46%	0.46%	0.46%(b)
Ratio of net investment income to average net assets	1.29%(b)	1.52%	1.58%	1.68%	1.45%(b)
Portfolio turnover rate	11%	20%	15%	12%	16%
(a)	Per-share amounts have been retroactively adjusted to reflect a 16-for-1 share split effective after the close of U.S. markets on October 24, 2025.
(b)	Annualized
(c)	For 2022, the period covers 5/2/2022 (commencement of operations) to 12/31/2022.
See accompanying Notes to Financial Statements
PAGE 11 ■ Dodge & Cox Stock Fund

Board Approval of Funds’ Investment Advisory Agreement
(unaudited)
On June 10, 2026, the Board of Trustees (the “Board”) of the Dodge & Cox Funds (the “Trust”), including the members of the Board who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), voted to continue the Investment Advisory Agreement between Dodge & Cox and the Trust (the “Advisory Agreement”) in effect for an additional year beginning July 1, 2026 for each series of the Trust (each a “Fund”). Prior to the Board’s vote, the Trust’s Contract Review Committee, consisting solely of the Independent Trustees, met with independent counsel to the Independent Trustees on May 7 and June 9, 2026, to discuss whether the Investment Advisory Agreement should be continued. At its June 10, 2026 meeting, the Board, including the Independent Trustees, concluded that the Investment Advisory Agreement is fair and reasonable. In considering the Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor or particular information as all-important or controlling. In reaching the decision to continue the Investment Advisory Agreement in effect, the Board considered several factors, and reached the conclusions, described below:
Nature, Extent and Quality of Services Provided by Dodge & Cox
■ The Board considered the nature, extent and quality of the services provided by Dodge & Cox to each Fund under the Advisory Agreement. This consideration included, among other things, Dodge & Cox’s investment process and philosophy; the education and experience of the principal personnel of Dodge & Cox who provide such services; the other resources that Dodge & Cox uses in managing the Funds’ portfolios; Dodge & Cox’s record of compliance with the Funds’ investment policies and restrictions and relevant regulatory and tax compliance requirements; and such matters as Dodge & Cox’s business continuity planning and insurance coverage.
■ The Board concluded that the nature, extent and quality of the services Dodge & Cox provides are consistent with the terms of the Advisory Agreement and support the recommendation to continue the Advisory Agreement in effect for an additional year.
■ The Board also took note of the nature, extent and quality of the services that Dodge & Cox provides to the Funds and their shareholders under a separate Administrative and Shareholder Services Agreement. Although that agreement does not require Board approval on an annual basis, the services provided thereunder are an important part of the Funds’ overall relationship with Dodge & Cox, and the Board’s understanding and assessment of those services (including which Dodge & Cox services are provided pursuant to which agreement) were relevant factors in its decision to approve continuation of the Advisory Agreement.
Investment Performance
■ The Board reviewed information regarding the total return of each Fund over the most recent 1-, 3-, 5-, 10- and 20-year periods, as applicable (or since Fund inception, if shorter). The Board compared these returns to those of the Fund’s broad-based securities market index and, for the Dodge & Cox Stock, Balanced, International Stock and Global Stock Funds, other indexes provided by Dodge & Cox. The Board also considered the volatility of the Funds’ investment returns over various time horizons, including volatility data provided by Broadridge Financial Solutions (“Broadridge”).
■ In addition, the Board reviewed a report prepared by Broadridge comparing each Fund’s performance with the performance of other mutual funds in the Fund’s broad Morningstar category (as modified by Broadridge to include only those funds that have similar share class and expense characteristics to such Fund, the “Morningstar custom category”), as well as with the performance of a smaller peer group of funds identified by Broadridge (such Fund’s “peer group”). The Board received information regarding the methodology and process underlying the construction of the Morningstar custom categories and Broadridge peer groups, and any changes in the methodology from prior years. The Board also reviewed a report prepared by Dodge & Cox comparing each Fund’s performance to the composite performance of other accounts (if any) managed by Dodge & Cox using the same investment approach as the Fund. This information regarding the performance of other mutual funds and of other accounts managed by Dodge & Cox provided helpful context for the Board’s evaluation of the Funds’ performance.
■ The Board concluded that the investment performance and volatility experienced by each Fund were consistent with Dodge & Cox’s long-term, value-oriented, fundamental, active investment style and support the recommendation to continue the Advisory Agreement in effect for an additional year.
Fees and Expense Ratios
■ The Board reviewed a comparison prepared by Broadridge of the net expense ratio of each Fund (including the separate expense ratios of the two share classes of those Funds that have a dual class structure), and the various elements of those expense ratios, to those of mutual funds in (1) the Fund’s Morningstar custom category and (2) the Fund’s peer group.
■ For each Fund for which such a comparison is relevant, the Board reviewed information regarding the fee rates Dodge & Cox charges for managing other accounts using the same investment approach as the Fund. In light of the fact that such other accounts may be charged lower fee rates than a Fund, the Board took note of the broader scope of services that Dodge & Cox provides to the Funds than to separate accounts and sub-advised funds, as well as differences in regulatory, litigation, and other risks associated with sponsoring a mutual fund as compared to managing separate accounts or sub-advising another sponsor’s mutual fund, and
Dodge & Cox Stock Fund ■ PAGE 12

certain characteristics of the market for institutional separate account management services.
■ The Board concluded, after discussion and based on all the relevant information it received, that the advisory fee rate that each Fund pays to Dodge & Cox under the Advisory Agreement is reasonable in relation to the scope and quality of the services that Dodge & Cox provides to such Fund thereunder.
■ In assessing the Funds’ expense ratios and the fees the Funds pay to Dodge & Cox, the Board took note of and discussed with Dodge & Cox changes over the past several years in the competitive landscape for asset management services. The Board anticipates further changes in the competitive landscape and will continue to monitor and assess the Funds’ competitive position.
Costs of Services Provided and Profits Realized by Dodge & Cox from its Relationship to the Funds
■ Dodge & Cox informed the Board that: (i) it operates as a unified business, with most employees providing services to support the firm and its clients across multiple strategies and/or products, and (ii) the firm does not utilize cost accounting to allocate expenses across lines of business or across the Funds for management purposes. Also, Dodge & Cox informed the Board that the firm is owned exclusively by its senior managers and other active employees, and generally distributes substantially all of its net revenues each year to its employees, either as compensation or as a combination of compensation and distributions with respect to the shares they own in the firm. Consequently, Dodge & Cox provided the Board with data to consider Fund-level profitability using several different possible methodologies.
■ The Board believes that Dodge & Cox’s commitment to employee ownership of the firm enhances its ability to attract and retain key investment and other management professionals and reinforces a long-term perspective on the management of the firm and the Funds, which the Board believes aligns well with the interests of the Funds and their shareholders.
■ The Board noted that the employee-shareholders of Dodge & Cox give up a substantial stock value (which would be taxed at long-term capital gains rates) as a consequence of the firm’s independence from outside ownership; the estimated market value of the company would likely be substantially in excess of its book value.
■ The Board also considered that Dodge & Cox’s fee revenues from the Funds fluctuate from year to year based on changes in the aggregate net assets of the Funds, and that the firm has continued to invest in improved systems, additional compliance resources, and enhanced research capabilities despite these fluctuations. The Board noted that Dodge & Cox pays for certain services with respect to the Funds, including transfer agency fees and expenses.
■ The Board considered that there is no one way that Dodge & Cox is required to calculate its profit margins associated with the Funds and concluded that the profitability data provided by Dodge & Cox was based upon a reasonable range of assumptions and methodologies. The Board also concluded that Dodge & Cox’s profits with respect to each Fund are reasonable and that its overall profits are a key part of its independence, stability and long-term investment performance.
Economies and Benefits of Scale
■ The Board considered whether there have been economies or benefits of scale as the Funds have grown over the longer term, and whether fee levels reflect economies of scale for the benefit of Fund investors. In the Board’s view, any consideration of economies of scale must take account of the relatively low overall fee and expense structure of the Funds. The Funds generally rank favorably when compared to their Broadridge custom categories and peer groups, on a net expense ratio basis.
■ Dodge & Cox has built economies of scale into its fee structure by charging relatively low fees at the beginning of operations. A comparison of the Funds’ advisory fee rates to those of many otherwise comparable funds that employ fee “breakpoints” shows that the Funds’ advisory fee rates are in general relatively lower from the first dollar. As a result of their straightforward share class and fee structure and relatively low total expenses, the Funds provide small investors with access to professional, active portfolio management and related services at a reasonable cost. In addition to building economies of scale into its fee rates from the first dollar of each Fund’s assets, Dodge & Cox has capped the expenses borne by certain Funds in their early years of operations when those Funds are not yet operating at scale. The Dodge & Cox Global Bond Fund has benefited from such an expense cap since its inception in 2014, as has the Dodge & Cox Emerging Markets Stock Fund since its inception in 2021. Dodge & Cox agreed to continue expense caps for those Funds, and for the X share class of each of the other Funds, through April 30, 2029. Dodge & Cox has also agreed, through April 30, 2027, to cap the Dodge & Cox Balanced Fund’s expenses to the extent necessary to offset its proportionate share of the net operating expenses of any other Fund in which the Dodge & Cox Balanced Fund invests.
■ Over the years, Dodge & Cox has voluntarily forgone opportunities for growth in its assets under management and revenues in order to protect the Funds’ ability to achieve investment returns for shareholders. Dodge & Cox closed the Dodge & Cox International Stock Fund for a number of years beginning in 2015 and previously closed other Funds and limited the growth of its separate account business during periods of high growth—to Dodge & Cox’s economic detriment—and continues to closely monitor the size of the Funds.
PAGE 13 ■ Dodge & Cox Stock Fund

■ The Board also noted that Dodge & Cox has continued to make additional expenditures on staff and technology to enable it to enhance its investment processes and to implement effectively the Funds’ strategies. The Board also considered that there may be certain diseconomies of scale associated with managing very large asset pools such as several of the Funds, insofar as certain of the costs or risks associated with managing the Funds potentially increase at a rate that exceeds the rate of asset growth.
Fall-Out Benefits and Other Matters
■ The Board concluded that any “fall-out” benefits derived by Dodge & Cox from its relationship with the Funds are not a significant issue.
■ The Board considered the information provided regarding any conflicts of interest present and Dodge & Cox’s efforts to mitigate such conflicts.
■ The Board considered that the Funds have never been a defendant in any litigation.
Dodge & Cox Stock Fund ■ PAGE 14

2026
June 30, 2026

Financial Statements and Other Information

Global Stock Fund | Class I (dodwx) | Class X (doxwx)
ESTABLISHED 2008
06/26 GSF SAR

Consolidated Portfolio of Investments (unaudited) June 30, 2026
Common Stocks: 95.9%
	Shares	Value
Communication Services: 8.4%
Media & Entertainment: 7.2%
Alphabet, Inc., Class C (United States)	1,394,280	$492,640,952
Charter Communications, Inc., Class A(a) (United States)	789,197	112,231,705
Meta Platforms, Inc., Class A (United States)	319,700	180,083,813
Tencent Holdings, Ltd. (China)	2,485,900	136,996,004
Versant Media Group, Inc., Class A (United States)	255,356	9,195,370
		931,147,844
Telecommunication Services: 1.2%
Comcast Corp., Class A (United States)	6,383,900	156,724,745
		1,087,872,589
Consumer Discretionary: 7.5%
Automobiles & Components: 0.2%
Stellantis NV(a) (Netherlands)	6,070,123	34,544,396
Consumer Discretionary Distribution & Retail: 4.0%
Alibaba Group Holding, Ltd. ADR (China)	845,900	81,189,482
Amazon.com, Inc.(a) (United States)	928,000	221,179,520
Coupang, Inc., Class A(a) (South Korea)	9,438,857	163,952,946
PDD Holdings, Inc. ADR, Class A(a) (China)	653,100	49,818,468
		516,140,416
Consumer Durables & Apparel: 1.2%
adidas AG (Germany)	548,800	112,520,789
VF Corp. (United States)	2,421,200	40,385,616
		152,906,405
Consumer Services: 2.1%
Booking Holdings, Inc. (United States)	1,270,000	226,364,800
Entain PLC (United Kingdom)	5,781,690	42,920,251
Ollamani SAB(a) (Mexico)	1,733,141	8,176,362
		277,461,413
		981,052,630
Consumer Staples: 2.0%
Consumer Staples Distribution & Retail: 0.5%
Wal-Mart de Mexico SAB de CV (Mexico)	20,064,100	58,812,624
Food, Beverage & Tobacco: 0.8%
Anheuser-Busch InBev SA/NV (Belgium)	1,199,800	98,919,671
Archer-Daniels-Midland Co. (United States)	134,900	10,306,360
		109,226,031
Household & Personal Products: 0.7%
Reckitt Benckiser Group PLC (United Kingdom)	1,371,104	89,386,421
		257,425,076
Energy: 3.6%
BP PLC (United Kingdom)	20,023,200	123,231,209
Occidental Petroleum Corp. (United States)	2,690,308	130,668,260

	Shares	Value
Suncor Energy, Inc. (Canada)	1,974,900	$106,012,632
TotalEnergies SE (France)	1,335,700	103,758,215
		463,670,316
Financials: 21.7%
Banks: 5.8%
Axis Bank, Ltd. (India)	9,525,000	136,906,684
Banco Santander SA (Spain)	10,087,594	139,553,063
BNP Paribas SA, Class A (France)	1,603,400	187,400,678
Credicorp, Ltd. (Peru)	170,800	66,540,264
HDFC Bank, Ltd. (India)	26,760,500	227,072,584
		757,473,273
Financial Services: 9.4%
Brookfield Corp. (Canada)	3,493,000	148,766,870
Fidelity National Information Services, Inc. (United States)	2,310,000	89,812,800
Fiserv, Inc.(a) (United States)	3,187,000	156,322,350
Julius Baer Group, Ltd. (Switzerland)	1,896,500	163,928,627
London Stock Exchange Group PLC (United Kingdom)	903,000	97,781,925
LPL Financial Holdings, Inc. (United States)	236,424	66,595,912
The Charles Schwab Corp. (United States)	3,306,400	305,081,528
Visa, Inc., Class A (United States)	312,000	107,044,080
XP, Inc., Class A (Brazil)	5,246,484	85,307,830
		1,220,641,922
Insurance: 6.5%
AIA Group, Ltd. (Hong Kong)	16,127,300	147,918,765
Aon PLC, Class A (United States)	351,100	116,456,359
Arthur J Gallagher & Co. (United States)	564,067	129,492,861
Aviva PLC (United Kingdom)	9,444,443	81,488,694
MetLife, Inc. (United States)	1,142,500	96,666,925
Prudential PLC (Hong Kong)	13,275,900	176,790,533
Willis Towers Watson PLC (United States)	359,500	93,962,515
		842,776,652
		2,820,891,847
Health Care: 19.9%
Health Care Equipment & Services: 10.4%
Baxter International, Inc. (United States)	3,390,900	72,293,988
CVS Health Corp. (United States)	2,434,000	251,797,300
Fresenius Medical Care AG (Germany)	2,609,200	118,049,619
GE HealthCare Technologies, Inc. (United States)	2,478,347	158,638,991
Humana, Inc. (United States)	691,000	274,479,020
Koninklijke Philips NV (Netherlands)	2,074,255	56,361,451
The Cigna Group (United States)	499,738	137,767,772
UnitedHealth Group, Inc. (United States)	384,000	159,601,920
Zimmer Biomet Holdings, Inc. (United States)	1,487,400	128,050,266
		1,357,040,327
Pharmaceuticals, Biotechnology & Life Sciences: 9.5%
Alnylam Pharmaceuticals, Inc.(a) (United States)	161,841	48,718,996
Avantor, Inc.(a) (United States)	7,756,600	76,790,340
Bayer AG (Germany)	4,493,820	248,436,592
BioMarin Pharmaceutical, Inc.(a) (United States)	758,500	43,401,370
PAGE 1 ■  Dodge & Cox Global Stock FundSee accompanying Notes to Consolidated Financial Statements

Consolidated Portfolio of Investments (unaudited) June 30, 2026
Common Stocks (continued)
	Shares	Value
BioNTech SE ADR(a) (Germany)	525,778	$48,923,643
Elanco Animal Health, Inc.(a) (United States)	2,432,753	59,870,051
GSK PLC (United Kingdom)	6,138,220	161,060,444
Haleon PLC (United Kingdom)	30,518,800	140,823,269
Incyte Corp.(a) (United States)	382,980	43,414,613
Neurocrine Biosciences, Inc.(a) (United States)	151,163	25,476,256
Novo Nordisk A/S, Class B (Denmark)	1,613,200	77,392,926
Regeneron Pharmaceuticals, Inc. (United States)	299,752	186,907,362
Thermo Fisher Scientific, Inc. (United States)	137,000	68,686,320
		1,229,902,182
		2,586,942,509
Industrials: 11.2%
Capital Goods: 7.9%
Daikin Industries, Ltd. (Japan)	688,600	104,597,823
Fortive Corp. (United States)	2,495,414	152,444,841
Johnson Controls International PLC (United States)	1,401,403	204,758,992
RTX Corp. (United States)	1,904,200	361,283,866
Sunbelt Rentals Holdings, Inc. (United States)	2,675,100	200,124,231
		1,023,209,753
Commercial & Professional Services: 1.8%
RELX PLC (United Kingdom)	3,526,300	111,071,326
TransUnion (United States)	1,745,300	125,905,942
		236,977,268
Transportation: 1.5%
DHL Group (Germany)	1,769,200	107,354,630
FedEx Corp. (United States)	217,800	68,199,714
Fedex Freight Holding Co., Inc.(a) (United States)	108,900	16,443,900
		191,998,244
		1,452,185,265
Information Technology: 14.6%
Semiconductors & Semiconductor Equipment: 10.4%
Infineon Technologies AG (Germany)	3,835,800	358,097,013
SK hynix, Inc. (South Korea)	186,575	329,177,140
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	8,642,700	663,661,225
		1,350,935,378
Software & Services: 3.2%
Microsoft Corp. (United States)	698,200	260,442,564
Roper Technologies, Inc. (United States)	455,100	154,001,289
		414,443,853
Technology, Hardware & Equipment: 1.0%
Ralliant Corp. (United States)	775,727	57,116,779
TE Connectivity PLC (Switzerland)	414,315	83,530,047
		140,646,826
		1,906,026,057
Materials: 5.4%
Air Products & Chemicals, Inc. (United States)	503,200	147,528,176
Akzo Nobel NV (Netherlands)	2,177,500	147,685,095
Celanese Corp. (United States)	749,000	34,454,000
Cemex SAB de CV ADR (Mexico)	3,238,300	38,859,600
DSM-Firmenich AG (Switzerland)	1,200,722	113,907,518

	Shares	Value
Glencore PLC (Australia)	3,298,600	$22,498,708
International Flavors & Fragrances, Inc. (United States)	2,447,927	193,924,777
		698,857,874
Real Estate: 1.0%
Equity Real Estate Investment Trusts (Reits): 1.0%
SBA Communications Corp. REIT, Class A (United States)	757,400	133,650,804
Utilities: 0.6%
American Electric Power Co., Inc. (United States)	600,100	82,099,681
Total Common Stocks (Cost $9,155,920,805)		$12,470,674,648
Preferred Stocks: 2.3%
	Shares	Value
Financials: 1.3%
Financials: 1.3%
Itau Unibanco Holding SA, Pfd (Brazil)	20,629,340	$168,557,729
Information Technology: 1.0%
Technology, Hardware & Equipment: 1.0%
Samsung Electronics Co., Ltd., Pfd (South Korea)	972,030	136,103,534
Total Preferred Stocks (Cost $74,367,651)		$304,661,263
Short-Term Investments: 1.2%
	Par Value/ Shares	Value
Repurchase Agreements: 0.5%
Fixed Income Clearing Corp.(b) 3.61%, dated 6/30/26, due 7/1/26, maturity value $52,005,214	$52,000,000	52,000,000
Fixed Income Clearing Corp.(b) 1.35%, dated 6/30/26, due 7/1/26, maturity value $12,910,922	12,910,438	12,910,438
		64,910,438
Money Market Fund: 0.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class	90,481,852	90,481,852
Total Short-Term Investments (Cost $155,392,290)		$155,392,290
Total Investments In Securities (Cost $9,385,680,746)	99.4%	$12,930,728,201
Other Assets Less Liabilities	0.6%	76,324,392
Net Assets	100.0%	$13,007,052,593
(a)	Non-income producing
(b)	Repurchase agreement is collateralized by U.S. Treasury Notes 3.375%-4.375%, 11/30/27-1/31/30. Total collateral value is $66,208,731.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
USD United States Dollar
See accompanying Notes to Consolidated Financial StatementsDodge & Cox Global Stock Fund ■  PAGE 2

Consolidated Portfolio of Investments (unaudited) June 30, 2026
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Index	502	9/18/26	$189,461,075	$1,751,608
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CNH: Chinese Yuan Renminbi
Bank of America	7/10/26	CNH	13,000,000	USD	1,912,215	$3,187
Citibank	7/10/26	CNH	82,000,000	USD	12,017,205	64,562
HSBC	7/10/26	USD	8,467,631	CNH	59,216,683	(257,274)
HSBC	7/10/26	USD	8,466,299	CNH	59,216,683	(258,605)
JPMorgan	7/10/26	USD	8,462,551	CNH	59,215,430	(262,169)
JPMorgan	7/10/26	USD	8,490,275	CNH	59,373,341	(257,712)
HSBC	7/17/26	USD	4,617,273	CNH	32,319,529	(146,746)
HSBC	7/17/26	USD	17,820,738	CNH	125,000,000	(604,731)
UBS	7/17/26	USD	4,607,328	CNH	32,240,701	(145,072)
UBS	7/17/26	USD	4,606,405	CNH	32,239,771	(145,858)
HSBC	8/14/26	USD	8,167,670	CNH	57,373,800	(305,072)
HSBC	8/14/26	USD	6,116,033	CNH	42,965,130	(228,892)
UBS	8/14/26	USD	8,170,148	CNH	57,390,388	(305,044)
UBS	8/14/26	USD	8,168,254	CNH	57,377,086	(304,973)
Bank of America	9/11/26	USD	7,310,224	CNH	50,971,266	(231,688)
Goldman Sachs	9/11/26	USD	7,309,071	CNH	50,971,266	(232,841)
UBS	9/11/26	USD	7,330,777	CNH	51,110,913	(231,797)
UBS	9/11/26	USD	7,309,416	CNH	50,984,638	(234,474)
Citibank	9/18/26	USD	5,828,381	CNH	40,666,657	(191,685)
Citibank	9/18/26	USD	5,834,445	CNH	40,666,664	(185,623)
HSBC	9/18/26	USD	5,831,935	CNH	40,666,664	(188,133)
Morgan Stanley	9/18/26	USD	5,829,510	CNH	40,666,661	(190,557)
Barclays	10/16/26	USD	3,915,546	CNH	27,411,956	(150,266)
UBS	10/16/26	USD	3,914,999	CNH	27,411,647	(150,767)
UBS	10/16/26	USD	3,915,222	CNH	27,411,647	(150,544)
UBS	10/16/26	USD	3,912,931	CNH	27,411,647	(152,835)
Bank of America	12/11/26	USD	4,821,453	CNH	32,762,738	(57,901)
Citibank	12/11/26	USD	4,814,366	CNH	32,762,721	(64,986)
Citibank	1/8/27	USD	4,940,222	CNH	33,667,116	(84,203)
Goldman Sachs	1/8/27	USD	4,940,235	CNH	33,663,750	(83,687)
HSBC	1/8/27	USD	4,825,537	CNH	32,762,739	(63,919)
State Street	1/15/27	USD	1,042,779	CNH	7,116,631	(19,875)
Citibank	1/29/27	USD	1,044,001	CNH	7,116,643	(19,816)
HSBC	1/29/27	USD	4,940,960	CNH	33,663,750	(91,196)
State Street	1/29/27	USD	1,044,064	CNH	7,116,642	(19,752)
Citibank	3/12/27	USD	7,305,978	CNH	49,213,799	(74,841)
UBS	3/12/27	USD	10,720,258	CNH	72,213,799	(109,977)
Citibank	4/16/27	USD	3,985,019	CNH	26,542,820	(6,529)
HSBC	4/16/27	USD	8,863,251	CNH	59,000,000	(9,257)
JPMorgan	4/16/27	USD	3,979,612	CNH	26,542,820	(11,937)
UBS	4/16/27	USD	8,866,847	CNH	59,000,000	(5,661)
Citibank	5/14/27	USD	1,470,810	CNH	9,750,000	1,463
Citibank	5/14/27	USD	296,986	CNH	1,968,750	291
Citibank	5/14/27	USD	495,373	CNH	3,281,250	881
Citibank	5/21/27	USD	3,424,579	CNH	22,736,120	(3,633)
JPMorgan	5/21/27	USD	3,420,150	CNH	22,732,708	(7,548)
JPMorgan	5/21/27	USD	3,422,362	CNH	22,736,119	(5,850)
State Street	5/21/27	USD	3,421,933	CNH	22,734,982	(6,107)
TWD: New Taiwan Dollar
Citibank	7/10/26	USD	18,186,393	TWD	506,000,000	2,304,399
Citibank	7/10/26	USD	4,120,319	TWD	121,912,000	293,826
Citibank	7/10/26	TWD	459,000,000	USD	14,554,795	(148,006)
Citibank	7/10/26	TWD	362,912,000	USD	11,532,732	(141,889)
HSBC	7/10/26	USD	18,187,046	TWD	506,000,000	2,305,053
HSBC	7/10/26	TWD	312,000,000	USD	9,897,535	(104,685)
Bank of America	7/17/26	USD	2,506,455	TWD	69,466,398	326,798
PAGE 3 ■  Dodge & Cox Global Stock FundSee accompanying Notes to Consolidated Financial Statements

Consolidated Portfolio of Investments (unaudited) June 30, 2026
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Barclays	7/17/26	USD	2,511,017	TWD	69,499,930	$330,308
Citibank	7/17/26	USD	2,497,485	TWD	69,500,000	316,774
HSBC	7/17/26	USD	2,506,169	TWD	69,533,672	324,402
HSBC	7/17/26	TWD	139,000,000	USD	4,400,823	(39,401)
UBS	7/17/26	TWD	139,000,000	USD	4,395,118	(33,696)
Citibank	7/24/26	USD	3,787,614	TWD	108,250,000	392,142
HSBC	7/24/26	TWD	216,489,175	USD	6,849,839	(59,236)
Standard Chartered	7/24/26	USD	3,815,269	TWD	108,239,175	420,137
Citibank	8/7/26	USD	3,807,386	TWD	108,255,412	413,754
Citibank	8/7/26	USD	3,799,635	TWD	108,255,413	406,003
Citibank	8/7/26	USD	3,557,468	TWD	103,750,000	305,073
Citibank	8/7/26	USD	3,571,552	TWD	103,750,000	319,156
HSBC	8/7/26	TWD	133,382,826	USD	4,231,017	(49,681)
Morgan Stanley	8/7/26	TWD	157,000,000	USD	5,016,616	(94,919)
Morgan Stanley	8/7/26	TWD	133,627,999	USD	4,238,391	(49,369)
HSBC	8/28/26	USD	5,372,674	TWD	158,198,395	416,727
HSBC	8/28/26	TWD	191,000,000	USD	6,060,991	(77,453)
HSBC	8/28/26	TWD	125,396,757	USD	3,985,277	(56,920)
Standard Chartered	8/28/26	USD	5,373,586	TWD	158,198,362	417,639
Bank of America	9/11/26	USD	4,067,589	TWD	117,960,094	373,729
Citibank	9/11/26	USD	4,087,571	TWD	118,000,000	392,461
Citibank	9/11/26	TWD	123,000,000	USD	3,908,981	(57,299)
Citibank	9/11/26	TWD	134,317,000	USD	4,253,230	(47,162)
State Street	9/11/26	TWD	91,683,000	USD	2,926,514	(55,508)
UBS	9/11/26	USD	4,067,589	TWD	117,960,095	373,729
UBS	9/11/26	USD	4,083,687	TWD	118,079,811	386,078
UBS	9/11/26	TWD	123,000,000	USD	3,908,857	(57,175)
Bank of America	9/18/26	USD	4,449,093	TWD	127,666,730	452,063
Citibank	9/18/26	USD	4,443,667	TWD	127,666,539	446,643
Citibank	9/18/26	TWD	123,000,000	USD	3,901,665	(50,743)
Citibank	9/18/26	TWD	130,000,000	USD	4,135,649	(65,569)
State Street	9/18/26	USD	4,410,819	TWD	127,666,731	413,789
UBS	9/18/26	TWD	33,000,000	USD	1,046,357	(13,182)
UBS	9/18/26	TWD	97,000,000	USD	3,069,426	(32,520)
Barclays	11/13/26	USD	9,993,461	TWD	300,353,479	602,866
Citibank	11/13/26	TWD	90,000,000	USD	2,868,160	(54,297)
UBS	11/13/26	TWD	124,000,000	USD	3,982,528	(105,650)
UBS	11/13/26	TWD	86,353,479	USD	2,739,554	(39,700)
Unrealized gain on currency forward contracts						12,803,933
Unrealized loss on currency forward contracts						(7,694,093)
Net unrealized gain on currency forward contracts						$5,109,840
The listed counterparty may be the parent company or one of its subsidiaries.
See accompanying Notes to Consolidated Financial StatementsDodge & Cox Global Stock Fund ■  PAGE 4

Consolidated
Statement of Assets and Liabilities (unaudited)
June 30, 2026
Assets:
Investments in securities, at value (cost $9,385,680,746)	$12,930,728,201
Unrealized appreciation on currency forward contracts	12,803,933
Cash pledged as collateral for currency forward contracts	2,420,000
Cash	100
Cash denominated in foreign currency (cost $2,595,516)	2,591,160
Deposits with broker for futures contracts	12,572,816
Receivable for investments sold	83,921,762
Receivable for Fund shares sold	15,410,624
Dividends and interest receivable	29,617,798
Expense reimbursement receivable	57,743
Prepaid expenses and other assets	40,831
13,090,164,968
Liabilities:
Unrealized depreciation on currency forward contracts	7,694,093
Cash received as collateral for currency forward contracts	7,600,000
Payable for variation margin for futures contracts	1,012,229
Payable for investments purchased	22,907,345
Payable for Fund shares redeemed	13,194,860
Deferred foreign capital gains tax	24,151,698
Management fees payable	6,287,868
Accrued expenses	264,282
83,112,375
Net Assets	$13,007,052,593
Net Assets Consist of:
Paid in capital	$8,451,850,809
Distributable earnings	4,555,201,784
$13,007,052,593
Class I
Total net assets	$11,590,918,770
Shares outstanding	673,222,081
Net asset value per share	$17.22
Class X
Total net assets	$1,416,133,823
Shares outstanding	82,186,566
Net asset value per share	$17.23
Consolidated
Statement of Operations (unaudited)
Six Months Ended June 30, 2026
Investment Income:
Dividends (net of foreign taxes of $7,487,009)	$131,062,315
Interest	2,903,808
133,966,123
Expenses:
Investment advisory fees	31,428,366
Administrative services fees
Class I	5,600,021
Class X	342,826
Custody and fund accounting fees	458,092
Professional services	151,515
Shareholder reports	64,042
Registration fees	66,452
Trustees fees	273,681
Miscellaneous	93,871
Total expenses	38,478,866
Expenses reimbursed by investment manager	(342,826)
Net expenses	38,136,040
Net Investment Income	95,830,083
Realized and Unrealized Gain (Loss):
Net realized gain (loss)
Investments in securities (net of foreign capital gains tax of $1,760,736) (Note 5)	776,400,633
Futures contracts	26,026,505
Currency forward contracts	9,483,762
Foreign currency transactions	162,807
Net change in unrealized appreciation/depreciation
Investments in securities (net of change in deferred foreign capital gains tax of $(10,586,372))	198,844,998
Futures contracts	1,006,692
Currency forward contracts	(13,769,399)
Foreign currency translation	(439,557)
Net realized and unrealized gain	997,716,441
Net Change in Net Assets From Operations	$1,093,546,524
PAGE 5 ■  Dodge & Cox Global Stock FundSee accompanying Notes to Consolidated Financial Statements

Consolidated
Statement of Changes in Net Assets (unaudited)
	Six Months Ended	Year Ended
	June 30, 2026	December 31, 2025
Operations:
Net investment income	$95,830,083	$203,035,751
Net realized gain (loss)	812,073,707	990,362,732
Net change in unrealized appreciation/depreciation	185,642,734	1,501,416,093
	1,093,546,524	2,694,814,576
Distributions to Shareholders:
Class I	—	(901,880,877)
Class X	—	(107,430,007)
Total distributions	—	(1,009,310,884)
Fund Share Transactions:
Class I
Proceeds from sales of shares	592,315,012	1,015,655,671
Reinvestment of distributions	—	865,021,932
Cost of shares redeemed	(1,184,346,529)	(2,172,382,136)
Class X
Proceeds from sales of shares	84,631,551	271,532,827
Reinvestment of distributions	—	107,430,007
Cost of shares redeemed	(126,399,709)	(268,653,724)
Net change from Fund share transactions	(633,799,675)	(181,395,423)
Total change in net assets	459,746,849	1,504,108,269
Net Assets:
Beginning of period	12,547,305,744	11,043,197,475
End of period	$13,007,052,593	$12,547,305,744
Share Information:
Class I
Shares sold	35,745,681	65,336,152
Distributions reinvested	—	55,628,420
Shares redeemed	(71,615,987)	(139,924,409)
Net change in shares outstanding	(35,870,306)	(18,959,837)
Class X
Shares sold	5,144,241	17,665,291
Distributions reinvested	—	6,908,682
Shares redeemed	(7,671,713)	(17,503,948)
Net change in shares outstanding	(2,527,472)	7,070,025
See accompanying Notes to Consolidated Financial StatementsDodge & Cox Global Stock Fund ■  PAGE 6

Notes to Consolidated Financial Statements (unaudited)
Note 1: Organization and Significant Accounting Policies
Dodge & Cox Global Stock Fund (the “Fund”) is one of the series constituting the Dodge & Cox Funds (the “Trust” or the “Funds”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on May 1, 2008, and seeks long-term growth of principal and income. The Fund invests primarily in a diversified portfolio of U.S. and foreign equity securities. Foreign investing, especially in developing countries, has special risks such as currency and market volatility and political and social instability. These and other risk considerations are discussed in the Fund’s Prospectus.
On May 1, 2022, the then-outstanding shares of the Fund were redesignated as Class I Shares, and Class X shares of the Fund were established. The share classes have different eligibility requirements and expense structures due to differing shareholder servicing arrangements. The share classes have the same rights as to redemption, dividends and liquidation proceeds, and voting privileges, except that each class has the exclusive right to vote on matters affecting only its class.
The Fund is an investment company and follows the accounting and reporting guidance issued in Topic 946 by the Financial Accounting Standards Board. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require the use of estimates and assumptions by management. Actual results may differ from those estimates. Significant accounting policies are as follows:
Security valuation The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Security transactions, investment income, expenses, and distributions Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Dividend income and corporate action transactions are recorded on the ex-dividend date, or when the Fund first learns of the dividend/corporate action if the ex-dividend date has passed. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends characterized as return of capital for U.S. tax purposes are recorded as a reduction of cost of investments and/or realized gain. Interest income is recorded on the accrual basis.
Expenses are recorded on the accrual basis. Some expenses of the Trust can be directly attributed to a specific series. Expenses which cannot be directly attributed are allocated among the Funds in the Trust using methodologies determined by the nature of the expense.
Distributions to shareholders are recorded on the ex-dividend date.
Share class accounting Investment income, realized and unrealized gains and losses and expenses, other than class-specific
PAGE 7 ■ Dodge & Cox Global Stock Fund

Notes to Consolidated Financial Statements (unaudited)
expenses, are allocated to each share class of the Fund based upon the proportion of net assets of each class.
Foreign taxes The Fund is subject to foreign taxes which may be imposed by certain countries in which the Fund invests. The Fund endeavors to record foreign taxes based on applicable foreign tax law. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the associated dividend is recorded. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund records a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. In consideration of recent decisions rendered by European courts, the Fund has filed for additional reclaims ("EU reclaims") related to prior years. A corresponding receivable is established when both the amount is known and significant contingencies or uncertainties regarding collectability are removed. These amounts, if any, are reported in dividends and interest receivable in the Consolidated Statement of Assets and Liabilities. Expenses incurred related to filing EU reclaims are recorded on an accrual basis in professional services in the Consolidated Statement of Operations.  Expenses that are contingent upon successful EU reclaims are recorded in professional services in the Consolidated Statement of Operations once the amount is known.
Capital gains taxes are incurred upon disposition of certain foreign securities. Expected capital gains taxes on appreciated securities, if any, are accrued as unrealized losses and incurred capital gains taxes are reflected as realized losses upon the sale of the related security. Currency taxes may be incurred when the Fund purchases certain foreign currencies related to securities transactions
Foreign currency translation  The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the transaction date.
Reported realized and unrealized gain (loss) on investments include foreign currency gain (loss) related to investment transactions.
Reported realized and unrealized gain (loss) on foreign currency transactions and translation include the following: disposing/holding of foreign currency, the difference in exchange rate between the trade and settlement dates on securities transactions, the difference in exchange rate between the accrual and payment dates on dividends, and currency losses on the purchase of foreign currency in certain countries that impose taxes on such transactions.
Repurchase agreements Repurchase agreements are transactions under which a Fund purchases a security from a counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Consolidation The Fund may invest in certain securities through its wholly owned subsidiary, Dodge & Cox Global Stock Fund Cayman, Ltd. (the “Subsidiary”). The Subsidiary is a Cayman Islands exempted company and invests in certain securities consistent with the investment objective of the Fund. The Fund’s Consolidated Financial Statements, including the Consolidated Portfolio of Investments, consist of the holdings and accounts of the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated. At June 30, 2026, the Subsidiary had net assets of $100, which represented less than 0.01% of the Fund’s consolidated net assets.
Segment Reporting  An operating segment is defined in Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reporting Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Chair of the Board of Trustees of the Trust acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. "Net change in net assets from operations" reported on the Statement of Operations is used by the CODM to assess the single operating segment’s performance and to make resource allocation decisions for the single operating segment.
Indemnification Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
Note 2: Valuation Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Dodge & Cox Global Stock Fund ■ PAGE 8

Notes to Consolidated Financial Statements (unaudited)
The following is a summary of the inputs used to value the Fund’s holdings at June 30, 2026:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$950,876,585	$136,996,004
Consumer Discretionary	791,067,194	189,985,436
Consumer Staples	69,118,984	188,306,092
Energy	236,680,892	226,989,424
Financials	1,462,050,294	1,358,841,553
Health Care	1,784,818,208	802,124,301
Industrials	1,129,161,486	323,023,779
Information Technology	555,090,679	1,350,935,378
Materials	414,766,553	284,091,321
Real Estate	133,650,804	—
Utilities	82,099,681	—
Preferred Stocks
Financials	168,557,729	—
Information Technology	—	136,103,534
Short-Term Investments
Repurchase Agreements	—	64,910,438
Money Market Fund	90,481,852	—
Total Securities	$7,868,420,941	$5,062,307,260
Other Investments
Futures Contracts
Appreciation	$1,751,608	$—
Currency Forward Contracts
Appreciation	—	12,803,933
Depreciation	—	(7,694,093)
Futures contracts Futures contracts involve an obligation to purchase or sell (depending on whether the Fund has entered a long or short futures contract, respectively) an asset at a future date, at a price set at the time the contract is purchased. Futures contracts are exchange-traded. Upon entering into a futures contract, the Fund is required to deposit an amount of cash or liquid assets (referred to as "initial margin") in a segregated account with the clearing broker to secure the Fund's obligation to perform. Initial margin is returned to the Fund when the futures contract is closed. Subsequent payments (referred to as "variation margin") are made to or received from the clearing broker on a daily basis based on changes in the market value of the contract. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Consolidated Statement of Operations. Realized gains and losses on futures contracts are recorded in the Consolidated Statement of Operations at the closing or expiration of the contracts. Cash deposited with a broker as initial margin is recorded in the Consolidated Statement of Assets and Liabilities. A receivable and/or payable to brokers for daily variation margin is also recorded in the Consolidated Statement of Assets and Liabilities.
Investments in futures contracts may include certain risks, which may be different from, and potentially greater than, those of the underlying securities. To the extent the Fund uses futures, it is exposed to additional volatility and potential losses resulting from leverage.
The Fund used equity index futures contracts to create equity exposure, equal to some or all of its non-equity net assets.
Currency forward contracts Currency forward contracts are agreements to purchase or sell a specific currency at a specified future date and price. Currency forward contracts are traded over-the-counter. The values of currency forward contracts change daily based on the prevailing forward exchange rates of the underlying currencies. Changes in the value of open contracts are recorded as unrealized appreciation or depreciation in the Consolidated Statement of Operations. When a currency forward contract is closed, the Fund records a realized gain or loss in the Consolidated Statement of Operations equal to the difference between the value at the time the contract was opened and the value at the time it was closed.
Losses from these transactions may arise from unfavorable changes in currency values or if a counterparty does not perform under a contract’s terms.
The Fund used currency forward contracts to hedge direct and indirect foreign currency exposure.
Additional derivative information The following identifies the location on the Consolidated Statement of Assets and Liabilities and values of the Fund's derivative instruments categorized by primary underlying risk exposure.
	Equity Derivatives	Foreign Exchange Derivatives	Total Value
Assets
Unrealized appreciation on currency forward contracts	$—	$12,803,933	$12,803,933
Futures contracts(a)	1,751,608	—	1,751,608
	$1,751,608	$12,803,933	$14,555,541
Liabilities
Unrealized depreciation on currency forward contracts	$—	$7,694,093	$7,694,093
(a)	Includes cumulative appreciation (depreciation). Only the current day’s variation margin is reported in the Consolidated Statement of Assets and Liabilities.
The following summarizes the effect of derivative instruments on the Consolidated Statement of Operations, categorized by primary underlying risk exposure.
	Equity Derivatives	Foreign Exchange Derivatives	Total
Net realized gain (loss)
Futures contracts	$26,026,505	$—	$26,026,505
Currency forward contracts	—	9,483,762	9,483,762
	$26,026,505	$9,483,762	$35,510,267
Net change in unrealized appreciation/depreciation
Futures contracts	$1,006,692	$—	$1,006,692
Currency forward contracts	—	(13,769,399)	(13,769,399)
	$1,006,692	$(13,769,399)	$(12,762,707)
PAGE 9 ■ Dodge & Cox Global Stock Fund

Notes to Consolidated Financial Statements (unaudited)
The following summarizes the range of volume in the Fund's derivative instruments during the six months ended June 30, 2026.
Derivative		% of Net Assets
Futures contracts	USD notional value	0-2%
Currency forward contracts	USD total value	1-5%
The Fund may enter into various over-the-counter derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, specify (i) events of default and other events permitting a party to terminate some or all of the contracts thereunder and (ii) the process by which those contracts will be valued for purposes of determining termination payments. If some or all of the contracts under a master agreement are terminated because of an event of default or similar event, the values of all terminated contracts must be netted to determine a single payment owed by one party to the other. To the extent amounts owed to the Fund by its counterparties are not collateralized, the Fund is at risk of those counterparties’ non-performance. The Fund attempts to mitigate counterparty credit risk by entering into contracts only with counterparties it believes to be of good credit quality, by exchanging collateral, and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Fund does not offset assets and liabilities that are subject to a master netting arrangement in the Consolidated Statement of Assets and Liabilities.
The Fund’s ability to net assets and liabilities and to offset collateral pledged or received is based on contractual netting/offset provisions in the ISDA agreements. The following table presents the Fund’s net exposure to each counterparty for derivatives that are subject to enforceable master netting arrangements as of June 30, 2026.
Counterparty	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Cash Collateral Pledged / (Received)(a)	Net Amount(b)
Bank of America	$1,155,777	$(289,589)	$(690,000)	$176,188
Barclays	933,174	(150,266)	(620,000)	162,908
Citibank	5,657,428	(1,196,281)	(4,430,000)	31,147
Goldman Sachs	—	(316,528)	270,000	(46,528)
HSBC	3,046,182	(2,541,201)	(504,981)	—
JPMorgan	—	(545,216)	500,000	(45,216)
Morgan Stanley	—	(334,845)	300,000	(34,845)
Standard Chartered	837,776	—	(780,000)	57,776
State Street	413,789	(101,242)	(312,547)	—
UBS	759,807	(2,218,925)	1,350,000	(109,118)
	$12,803,933	$(7,694,093)	$(4,917,528)	$192,312
(a)
Cash collateral pledged/(received) in excess of derivative assets/liabilities is not presented in this table. The total cash collateral is presented on the Fund's
Consolidated Statement of Assets and Liabilities.

(b)	Represents the net amount receivable from (payable to) the counterparty in the event of a default.
Note 3: Related Party Transactions
The Fund's management fees include an investment advisory fee and an administrative services fee described below.
Investment advisory fee The Fund pays an investment advisory fee, accrued daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets to Dodge & Cox, investment manager of the Fund.
Administrative services fee The Fund pays Dodge & Cox a fee for administrative and shareholder services. The fee is accrued daily and paid monthly equal to an annual rate of the average daily net assets of 0.10% for Class I shares and 0.05% for Class X shares. Under this agreement, Dodge & Cox is responsible for the payment of the Fund's transfer agency fees.
Expense reimbursement Dodge & Cox has contractually agreed, through April 30, 2029, to waive management fees or reimburse the Fund for ordinary expenses to the extent necessary to maintain the net ordinary expense ratio of the Class X shares at an amount 0.10% less than the net ordinary expense ratio of the Class I shares. This agreement cannot be terminated prior to April 30, 2029, other than by resolution of the Board of Trustees. For purposes of the foregoing, ordinary expenses shall not include nonrecurring shareholder account fees, fees and expenses associated with Fund shareholder meetings, fees on portfolio transactions such as exchange fees, dividends and interest on short positions, fees and expenses of pooled investment vehicles that are held by the Fund, interest expenses and other fees and expenses related to any borrowings, taxes, brokerage fees and commissions and other costs and expenses relating to the acquisition and disposition of Fund investments, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business, such as litigation expenses. The term of the agreement will automatically renew for subsequent three-year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term. The agreement does not permit Dodge & Cox to recoup any fees waived or payments made to the Fund for a prior year. For the six months ended June 30, 2026, Dodge & Cox reimbursed expenses of $342,826 to Class X.
Fund officers and trustees All officers and certain trustees of the Trust are officers or employees of Dodge & Cox. The Trust pays a fee only to those trustees who are not affiliated with Dodge & Cox.
Note 4: Income Tax Information and Distributions to Shareholders
A provision for federal income taxes is not required since the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. Distributions are determined in accordance with income tax regulations, and such amounts may differ from net investment income and realized gains for financial reporting purposes. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. Financial reporting records are adjusted for permanent book to tax differences at year end to reflect tax character. Book to tax differences are primarily due to differing treatments of redemptions in-kind, wash sales,
Dodge & Cox Global Stock Fund ■ PAGE 10

Notes to Consolidated Financial Statements (unaudited)
passive foreign investment companies, foreign currency realized gain (loss), foreign capital gains tax, certain corporate action transactions, derivatives, and distributions.
Distributions during the periods noted below were characterized as follows for federal income tax purposes:
	Six Months Ended June 30, 2026	Year Ended December 31, 2025
Class I
Ordinary income	$—	$265,478,460
Long-term capital gain	$—	$636,402,417
Class X
Ordinary income	$—	$32,518,749
Long-term capital gain	$—	$74,911,258
The components of distributable earnings on a tax basis are reported as of the Fund's most recent year end. At December 31, 2025, the tax basis components of distributable earnings were as follows:
Undistributed ordinary income	$12,329,350
Undistributed long-term capital gain	124,445,310
Net unrealized appreciation	3,324,880,600
Total distributable earnings	$3,461,655,260
At June 30, 2026, unrealized appreciation and depreciation for investments and derivatives based on cost for federal income tax purposes were as follows:
Tax cost	$9,399,926,306
Unrealized appreciation	4,312,615,420
Unrealized depreciation	(774,952,077)
Net unrealized appreciation	3,537,663,343
Fund management has reviewed the tax positions for open periods (three years and four years, respectively, from filing the Fund’s federal and state tax returns) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.
Note 5: Redemptions In-Kind
During the six months ended June 30, 2026, the Fund distributed securities and cash as payment for redemptions of Class I shares. For financial reporting purposes, the Fund realized a net gain of $109,019,878 attributable to the redemptions in-kind. For tax purposes, no capital gain on the redemptions in-kind was recognized.
Note 6: Loan Facilities
Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund may participate in an interfund lending facility (Facility). The Facility allows the Fund to borrow money from or loan money to the Funds. Loans under the Facility are made for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest on borrowings is the average of the current repurchase agreement rate and the bank loan rate. There was no activity in the Facility during the period.
All Funds in the Trust participate in a $500 million committed credit facility (Line of Credit) with State Street Bank and Trust Company, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The maximum amount available to the Fund is $250 million. Each Fund pays an annual commitment fee on its pro-rata portion of the Line of Credit. For the six months ended June 30, 2026, the Fund’s commitment fee amounted to $25,042 and is reflected as a Miscellaneous Expense in the Consolidated Statement of Operations. Interest on borrowings is charged at the prevailing rate. There were no borrowings on the Line of Credit during the period.
Note 7: Purchases and Sales of Investments
For the six months ended June 30, 2026, purchases and sales of securities, other than short-term securities, aggregated to $1,529,696,814 and $1,861,125,382, respectively.
Note 8: Subsequent Events
Fund management has determined that no material events or transactions occurred subsequent to June 30, 2026, and through the date of the Fund’s financial statements issuance, which require disclosure in the Fund’s financial statements.
PAGE 11 ■ Dodge & Cox Global Stock Fund

Consolidated Financial Highlights (unaudited)
Selected data and ratios (for a share outstanding throughout each period)	Six Months Ended June 30,	Year Ended December 31,
	2026	2025	2024	2023	2022	2021
Class I
Net asset value, beginning of period	$15.81	$13.71	$14.92	$12.61	$14.44	$13.30
Income from investment operations:
Net investment income	0.13	0.29	0.29	0.25	0.24	0.23
Net realized and unrealized gain (loss)	1.28	3.14	0.47	2.30	(1.10)	2.46
Total from investment operations	1.41	3.43	0.76	2.55	(0.86)	2.69
Distributions to shareholders from:
Net investment income	—	(0.30)	(0.29)	(0.24)	(0.21)	(0.27)
Net realized gain	—	(1.03)	(1.68)	—	(0.76)	(1.28)
Total distributions	—	(1.33)	(1.97)	(0.24)	(0.97)	(1.55)
Net asset value, end of period	$17.22	$15.81	$13.71	$14.92	$12.61	$14.44
Total return	8.92%	25.18%	5.10%	20.26%	(5.80)%	20.75%
Ratios/supplemental data:
Net assets, end of period (millions)	$11,591	$11,208	$9,979	$10,217	$9,681	$10,487
Ratio of expenses to average net assets	0.62%(a)	0.62%	0.62%	0.62%	0.62%	0.62%
Ratio of net investment income to average net assets	1.51%(a)	1.67%	1.76%	1.79%	1.72%	1.34%
Portfolio turnover rate	12%	26%	27%	20%	25%	24%
Class X(b)
Net asset value, beginning of period	$15.81	$13.71	$14.92	$12.61	$13.83
Income from investment operations:
Net investment income	0.13	0.31	0.29	0.26	0.08
Net realized and unrealized gain (loss)	1.29	3.14	0.48	2.31	(0.32)
Total from investment operations	1.42	3.45	0.77	2.57	(0.24)
Distributions to shareholders from:
Net investment income	—	(0.32)	(0.30)	(0.26)	(0.22)
Net realized gain	—	(1.03)	(1.68)	—	(0.76)
Total distributions	—	(1.35)	(1.98)	(0.26)	(0.98)
Net asset value, end of period	$17.23	$15.81	$13.71	$14.92	$12.61
Total return	8.98%	25.30%	5.20%	20.38%	(1.58)%
Ratios/supplemental data:
Net assets, end of period (millions)	$1,416	$1,339	$1,064	$669	$390
Ratio of expenses to average net assets	0.52%(a)	0.52%	0.52%	0.52%	0.52%(a)
Ratio of expenses to average net assets, before reimbursement by investment manager	0.57%(a)	0.57%	0.57%	0.57%	0.57%(a)
Ratio of net investment income to average net assets	1.61%(a)	1.76%	1.84%	1.86%	1.02%(a)
Portfolio turnover rate	12%	26%	27%	20%	25%
(a)	Annualized
(b)	For 2022, the period covers 5/2/2022 (commencement of operations) to 12/31/2022.
See accompanying Notes to Consolidated Financial Statements
Dodge & Cox Global Stock Fund ■ PAGE 12

Board Approval of Funds’ Investment Advisory Agreement
(unaudited)
On June 10, 2026, the Board of Trustees (the “Board”) of the Dodge & Cox Funds (the “Trust”), including the members of the Board who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), voted to continue the Investment Advisory Agreement between Dodge & Cox and the Trust (the “Advisory Agreement”) in effect for an additional year beginning July 1, 2026 for each series of the Trust (each a “Fund”). Prior to the Board’s vote, the Trust’s Contract Review Committee, consisting solely of the Independent Trustees, met with independent counsel to the Independent Trustees on May 7 and June 9, 2026, to discuss whether the Investment Advisory Agreement should be continued. At its June 10, 2026 meeting, the Board, including the Independent Trustees, concluded that the Investment Advisory Agreement is fair and reasonable. In considering the Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor or particular information as all-important or controlling. In reaching the decision to continue the Investment Advisory Agreement in effect, the Board considered several factors, and reached the conclusions, described below:
Nature, Extent and Quality of Services Provided by Dodge & Cox
■ The Board considered the nature, extent and quality of the services provided by Dodge & Cox to each Fund under the Advisory Agreement. This consideration included, among other things, Dodge & Cox’s investment process and philosophy; the education and experience of the principal personnel of Dodge & Cox who provide such services; the other resources that Dodge & Cox uses in managing the Funds’ portfolios; Dodge & Cox’s record of compliance with the Funds’ investment policies and restrictions and relevant regulatory and tax compliance requirements; and such matters as Dodge & Cox’s business continuity planning and insurance coverage.
■ The Board concluded that the nature, extent and quality of the services Dodge & Cox provides are consistent with the terms of the Advisory Agreement and support the recommendation to continue the Advisory Agreement in effect for an additional year.
■ The Board also took note of the nature, extent and quality of the services that Dodge & Cox provides to the Funds and their shareholders under a separate Administrative and Shareholder Services Agreement. Although that agreement does not require Board approval on an annual basis, the services provided thereunder are an important part of the Funds’ overall relationship with Dodge & Cox, and the Board’s understanding and assessment of those services (including which Dodge & Cox services are provided pursuant to which agreement) were relevant factors in its decision to approve continuation of the Advisory Agreement.
Investment Performance
■ The Board reviewed information regarding the total return of each Fund over the most recent 1-, 3-, 5-, 10- and 20-year periods, as applicable (or since Fund inception, if shorter). The Board compared these returns to those of the Fund’s broad-based securities market index and, for the Dodge & Cox Stock, Balanced, International Stock and Global Stock Funds, other indexes provided by Dodge & Cox. The Board also considered the volatility of the Funds’ investment returns over various time horizons, including volatility data provided by Broadridge Financial Solutions (“Broadridge”).
■ In addition, the Board reviewed a report prepared by Broadridge comparing each Fund’s performance with the performance of other mutual funds in the Fund’s broad Morningstar category (as modified by Broadridge to include only those funds that have similar share class and expense characteristics to such Fund, the “Morningstar custom category”), as well as with the performance of a smaller peer group of funds identified by Broadridge (such Fund’s “peer group”). The Board received information regarding the methodology and process underlying the construction of the Morningstar custom categories and Broadridge peer groups, and any changes in the methodology from prior years. The Board also reviewed a report prepared by Dodge & Cox comparing each Fund’s performance to the composite performance of other accounts (if any) managed by Dodge & Cox using the same investment approach as the Fund. This information regarding the performance of other mutual funds and of other accounts managed by Dodge & Cox provided helpful context for the Board’s evaluation of the Funds’ performance.
■ The Board concluded that the investment performance and volatility experienced by each Fund were consistent with Dodge & Cox’s long-term, value-oriented, fundamental, active investment style and support the recommendation to continue the Advisory Agreement in effect for an additional year.
Fees and Expense Ratios
■ The Board reviewed a comparison prepared by Broadridge of the net expense ratio of each Fund (including the separate expense ratios of the two share classes of those Funds that have a dual class structure), and the various elements of those expense ratios, to those of mutual funds in (1) the Fund’s Morningstar custom category and (2) the Fund’s peer group.
■ For each Fund for which such a comparison is relevant, the Board reviewed information regarding the fee rates Dodge & Cox charges for managing other accounts using the same investment approach as the Fund. In light of the fact that such other accounts may be charged lower fee rates than a Fund, the Board took note of the broader scope of services that Dodge & Cox provides to the Funds than to separate accounts and sub-advised funds, as well as differences in regulatory, litigation, and other risks associated with sponsoring a mutual fund as compared to managing separate accounts or sub-advising another sponsor’s mutual fund, and
PAGE 13 ■ Dodge & Cox Global Stock Fund

certain characteristics of the market for institutional separate account management services.
■ The Board concluded, after discussion and based on all the relevant information it received, that the advisory fee rate that each Fund pays to Dodge & Cox under the Advisory Agreement is reasonable in relation to the scope and quality of the services that Dodge & Cox provides to such Fund thereunder.
■ In assessing the Funds’ expense ratios and the fees the Funds pay to Dodge & Cox, the Board took note of and discussed with Dodge & Cox changes over the past several years in the competitive landscape for asset management services. The Board anticipates further changes in the competitive landscape and will continue to monitor and assess the Funds’ competitive position.
Costs of Services Provided and Profits Realized by Dodge & Cox from its Relationship to the Funds
■ Dodge & Cox informed the Board that: (i) it operates as a unified business, with most employees providing services to support the firm and its clients across multiple strategies and/or products, and (ii) the firm does not utilize cost accounting to allocate expenses across lines of business or across the Funds for management purposes. Also, Dodge & Cox informed the Board that the firm is owned exclusively by its senior managers and other active employees, and generally distributes substantially all of its net revenues each year to its employees, either as compensation or as a combination of compensation and distributions with respect to the shares they own in the firm. Consequently, Dodge & Cox provided the Board with data to consider Fund-level profitability using several different possible methodologies.
■ The Board believes that Dodge & Cox’s commitment to employee ownership of the firm enhances its ability to attract and retain key investment and other management professionals and reinforces a long-term perspective on the management of the firm and the Funds, which the Board believes aligns well with the interests of the Funds and their shareholders.
■ The Board noted that the employee-shareholders of Dodge & Cox give up a substantial stock value (which would be taxed at long-term capital gains rates) as a consequence of the firm’s independence from outside ownership; the estimated market value of the company would likely be substantially in excess of its book value.
■ The Board also considered that Dodge & Cox’s fee revenues from the Funds fluctuate from year to year based on changes in the aggregate net assets of the Funds, and that the firm has continued to invest in improved systems, additional compliance resources, and enhanced research capabilities despite these fluctuations. The Board noted that Dodge & Cox pays for certain services with respect to the Funds, including transfer agency fees and expenses.
■ The Board considered that there is no one way that Dodge & Cox is required to calculate its profit margins associated with the Funds and concluded that the profitability data provided by Dodge & Cox was based upon a reasonable range of assumptions and methodologies. The Board also concluded that Dodge & Cox’s profits with respect to each Fund are reasonable and that its overall profits are a key part of its independence, stability and long-term investment performance.
Economies and Benefits of Scale
■ The Board considered whether there have been economies or benefits of scale as the Funds have grown over the longer term, and whether fee levels reflect economies of scale for the benefit of Fund investors. In the Board’s view, any consideration of economies of scale must take account of the relatively low overall fee and expense structure of the Funds. The Funds generally rank favorably when compared to their Broadridge custom categories and peer groups, on a net expense ratio basis.
■ Dodge & Cox has built economies of scale into its fee structure by charging relatively low fees at the beginning of operations. A comparison of the Funds’ advisory fee rates to those of many otherwise comparable funds that employ fee “breakpoints” shows that the Funds’ advisory fee rates are in general relatively lower from the first dollar. As a result of their straightforward share class and fee structure and relatively low total expenses, the Funds provide small investors with access to professional, active portfolio management and related services at a reasonable cost. In addition to building economies of scale into its fee rates from the first dollar of each Fund’s assets, Dodge & Cox has capped the expenses borne by certain Funds in their early years of operations when those Funds are not yet operating at scale. The Dodge & Cox Global Bond Fund has benefited from such an expense cap since its inception in 2014, as has the Dodge & Cox Emerging Markets Stock Fund since its inception in 2021. Dodge & Cox agreed to continue expense caps for those Funds, and for the X share class of each of the other Funds, through April 30, 2029. Dodge & Cox has also agreed, through April 30, 2027, to cap the Dodge & Cox Balanced Fund’s expenses to the extent necessary to offset its proportionate share of the net operating expenses of any other Fund in which the Dodge & Cox Balanced Fund invests.
■ Over the years, Dodge & Cox has voluntarily forgone opportunities for growth in its assets under management and revenues in order to protect the Funds’ ability to achieve investment returns for shareholders. Dodge & Cox closed the Dodge & Cox International Stock Fund for a number of years beginning in 2015 and previously closed other Funds and limited the growth of its separate account business during periods of high growth—to Dodge & Cox’s economic detriment—and continues to closely monitor the size of the Funds.
Dodge & Cox Global Stock Fund ■ PAGE 14

■ The Board also noted that Dodge & Cox has continued to make additional expenditures on staff and technology to enable it to enhance its investment processes and to implement effectively the Funds’ strategies. The Board also considered that there may be certain diseconomies of scale associated with managing very large asset pools such as several of the Funds, insofar as certain of the costs or risks associated with managing the Funds potentially increase at a rate that exceeds the rate of asset growth.
Fall-Out Benefits and Other Matters
■ The Board concluded that any “fall-out” benefits derived by Dodge & Cox from its relationship with the Funds are not a significant issue.
■ The Board considered the information provided regarding any conflicts of interest present and Dodge & Cox’s efforts to mitigate such conflicts.
■ The Board considered that the Funds have never been a defendant in any litigation.
PAGE 15 ■ Dodge & Cox Global Stock Fund

2026
June 30, 2026

Financial Statements and Other Information

International Stock Fund | Class I (dodfx) | Class X (doxfx)
ESTABLISHED 2001
06/26 ISF SAR

Consolidated Portfolio of Investments (unaudited) June 30, 2026
Common Stocks: 95.0%
	Shares	Value
Communication Services: 4.6%
Media & Entertainment: 1.4%
NetEase, Inc. ADR (China)	2,024,726	$259,448,390
Tencent Holdings, Ltd. (China)	12,668,700	698,162,144
		957,610,534
Telecommunication Services: 3.2%
Cellnex Telecom SA(a)(b) (Spain)	25,525,500	764,373,021
Deutsche Telekom AG (Germany)	23,803,900	648,754,835
Liberty Global, Ltd., Class C(c) (Belgium)	2,355,168	25,906,848
Millicom International Cellular SA (Guatemala)	7,551,010	685,329,668
Sunrise Communications AG, Class A (Switzerland)	286,892	14,267,050
		2,138,631,422
		3,096,241,956
Consumer Discretionary: 7.9%
Automobiles & Components: 0.3%
Stellantis NV(c) (Netherlands)	37,661,900	214,329,693
Consumer Discretionary Distribution & Retail: 3.6%
Alibaba Group Holding, Ltd. ADR (China)	7,067,500	678,338,650
Coupang, Inc., Class A(c) (South Korea)	50,079,300	869,877,441
JD.com, Inc. ADR, Class A (China)	11,731,048	298,907,103
PDD Holdings, Inc. ADR, Class A(c) (China)	3,004,100	229,152,748
Prosus NV, Class N (China)	7,992,164	347,376,052
		2,423,651,994
Consumer Durables & Apparel: 1.2%
adidas AG (Germany)	2,167,700	444,444,814
Kering SA (France)	1,202,500	341,921,940
		786,366,754
Consumer Services: 2.8%
Booking Holdings, Inc. (United States)	6,344,675	1,130,874,872
Entain PLC(d) (United Kingdom)	44,909,996	333,388,387
Flutter Entertainment PLC(c) (United States)	604,478	61,759,517
Ollamani SAB(c) (Mexico)	11,595,195	54,702,135
Yum China Holdings, Inc. (China)	7,882,300	322,149,601
		1,902,874,512
		5,327,222,953
Consumer Staples: 6.0%
Consumer Staples Distribution & Retail: 0.4%
Wal-Mart de Mexico SAB de CV (Mexico)	89,407,400	262,074,243
Food, Beverage & Tobacco: 4.4%
Anheuser-Busch InBev SA/NV (Belgium)	13,101,200	1,080,152,016
Danone SA (France)	7,036,200	577,061,506
Diageo PLC (United Kingdom)	24,368,300	489,797,910
Imperial Brands PLC (United Kingdom)	21,473,497	793,960,457
		2,940,971,889

	Shares	Value
Household & Personal Products: 1.2%
Beiersdorf AG (Germany)	4,374,500	$376,558,986
Reckitt Benckiser Group PLC (United Kingdom)	6,959,232	453,693,404
		830,252,390
		4,033,298,522
Energy: 4.7%
BP PLC (United Kingdom)	56,976,600	350,658,002
Suncor Energy, Inc. (Canada)	20,587,754	1,105,150,635
TC Energy Corp. (Canada)	4,849,900	321,499,871
TotalEnergies SE (France)	17,741,970	1,378,210,035
		3,155,518,543
Financials: 24.5%
Banks: 13.1%
Axis Bank, Ltd. (India)	57,718,650	829,613,541
Banco Santander SA (Spain)	142,808,516	1,975,631,237
Barclays PLC (United Kingdom)	270,051,508	1,813,534,582
BNP Paribas SA, Class A (France)	20,740,092	2,424,040,971
Credicorp, Ltd. (Peru)	2,006,480	781,684,478
HDFC Bank, Ltd. (India)	121,911,100	1,034,460,064
		8,858,964,873
Financial Services: 5.5%
Brookfield Corp. (Canada)	14,611,079	622,285,855
Julius Baer Group, Ltd. (Switzerland)	6,581,500	568,888,089
London Stock Exchange Group PLC (United Kingdom)	5,938,900	643,097,534
UBS Group AG (Switzerland)	32,415,142	1,605,802,406
XP, Inc., Class A (Brazil)	16,476,502	267,907,922
		3,707,981,806
Insurance: 5.9%
Aegon, Ltd. (Netherlands)	18,301,275	155,607,041
AIA Group, Ltd. (Hong Kong)	76,895,300	705,279,729
Aon PLC, Class A (United States)	2,553,000	846,804,570
Aviva PLC (United Kingdom)	91,642,652	790,712,594
Prudential PLC (Hong Kong)	69,388,158	924,017,915
Willis Towers Watson PLC (United States)	2,092,200	546,838,314
		3,969,260,163
		16,536,206,842
Health Care: 12.9%
Health Care Equipment & Services: 2.1%
Fresenius Medical Care AG(d) (Germany)	13,754,034	622,282,107
Koninklijke Philips NV (Netherlands)	22,200,108	603,219,131
Olympus Corp. (Japan)	21,423,000	225,185,876
		1,450,687,114
Pharmaceuticals, Biotechnology & Life Sciences: 10.8%
Bayer AG (Germany)	21,789,910	1,204,634,581
BioNTech SE ADR(c) (Germany)	2,517,713	234,273,195
GSK PLC (United Kingdom)	62,075,820	1,628,804,296
Haleon PLC (United Kingdom)	154,811,204	714,347,216
Novartis AG (Switzerland)	8,897,310	1,393,205,680
Novo Nordisk A/S, Class B (Denmark)	13,100,000	628,469,705
Roche Holding AG (Switzerland)	2,763,600	1,137,560,013
Sanofi SA (France)	4,042,722	345,460,777
		7,286,755,463
		8,737,442,577
Industrials: 11.8%
Capital Goods: 9.7%
Daikin Industries, Ltd. (Japan)	3,540,200	537,753,721
PAGE 1 ■  Dodge & Cox International Stock FundSee accompanying Notes to Consolidated Financial Statements

Consolidated Portfolio of Investments (unaudited) June 30, 2026
Common Stocks (continued)
	Shares	Value
Johnson Controls International PLC (United States)	16,253,501	$2,374,799,031
Mitsubishi Electric Corp. (Japan)	24,087,800	883,327,619
NIDEC Corp.(c) (Japan)	29,733,900	488,433,826
Schneider Electric SE (France)	1,890,646	620,289,984
Smiths Group PLC(d) (United Kingdom)	18,483,816	628,056,943
Sunbelt Rentals Holdings, Inc. (United States)	13,623,800	1,019,196,478
		6,551,857,602
Commercial & Professional Services: 1.0%
RELX PLC (United Kingdom)	21,187,500	667,363,447
Transportation: 1.1%
DHL Group (Germany)	12,353,000	749,577,063
		7,968,798,112
Information Technology: 15.2%
Semiconductors & Semiconductor Equipment: 10.6%
Infineon Technologies AG (Germany)	21,808,400	2,035,956,749
SK hynix, Inc. (South Korea)	1,120,200	1,976,386,075
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	41,154,200	3,160,175,268
		7,172,518,092
Technology, Hardware & Equipment: 4.6%
Brother Industries, Ltd. (Japan)	7,931,700	180,498,963
Kyocera Corp. (Japan)	28,338,400	628,291,758
Murata Manufacturing Co., Ltd. (Japan)	20,647,800	1,488,118,466
TE Connectivity PLC (Switzerland)	4,056,985	817,928,746
		3,114,837,933
		10,287,356,025
Materials: 6.1%
Akzo Nobel NV(d) (Netherlands)	13,435,060	911,209,235
Cemex SAB de CV ADR (Mexico)	69,551,502	834,618,024
DSM-Firmenich AG (Switzerland)	4,901,906	465,023,500
Glencore PLC (Australia)	58,888,661	401,660,940
International Flavors & Fragrances, Inc. (United States)	7,740,800	613,226,176
Linde PLC (United States)	1,277,735	663,067,801
Mitsubishi Chemical Group Corp. (Japan)	33,121,600	230,126,055
		4,118,931,731
Real Estate: 0.9%
Real Estate Management & Development: 0.9%
CK Asset Holdings, Ltd. (Hong Kong)	45,626,000	258,247,704
Daito Trust Construction Co., Ltd. (Japan)	12,326,000	235,103,280
Hang Lung Group, Ltd.(d) (Hong Kong)	86,505,200	138,425,129
		631,776,113
Utilities: 0.4%
The Kansai Electric Power Co., Inc. (Japan)	18,099,300	254,373,817
Total Common Stocks (Cost $40,502,222,480)		$64,147,167,191
Preferred Stocks: 3.5%
	Shares	Value
Financials: 2.3%
Financials: 2.3%
Itau Unibanco Holding SA, Pfd (Brazil)	184,660,287	$1,508,817,951
Information Technology: 1.2%
Technology, Hardware & Equipment: 1.2%
Samsung Electronics Co., Ltd., Pfd (South Korea)	5,923,800	829,449,826
Total Preferred Stocks (Cost $768,507,727)		$2,338,267,777
Short-Term Investments: 1.2%
	Par Value/ Shares	Value
Repurchase Agreements: 0.6%
Fixed Income Clearing Corp.(e) 3.61%, dated 6/30/26, due 7/1/26, maturity value $328,032,891	$328,000,000	328,000,000
Fixed Income Clearing Corp.(e) 1.35%, dated 6/30/26, due 7/1/26, maturity value $67,028,949	67,026,436	67,026,436
		395,026,436
Money Market Fund: 0.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class	428,812,217	428,812,217
Total Short-Term Investments (Cost $823,838,653)		$823,838,653
Total Investments In Securities (Cost $42,094,568,860)	99.7%	$67,309,273,621
Other Assets Less Liabilities	0.3%	202,049,404
Net Assets	100.0%	$67,511,323,025
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing
(d)	See below regarding holdings of 5% voting securities
(e)	Repurchase agreement is collateralized by U.S. Treasury Notes 3.375%-4.25%, 11/30/27-6/30/30. Total collateral value is $402,927,060.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
USD United States Dollar
See accompanying Notes to Consolidated Financial StatementsDodge & Cox International Stock Fund ■  PAGE 2

Consolidated Portfolio of Investments (unaudited) June 30, 2026
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Index	2,734	9/18/26	$198,553,057	$4,803,460
MSCI EAFE Index	2,822	9/18/26	443,801,830	967,573
MSCI Emerging Markets Index	3,983	9/18/26	349,966,295	4,486,554
				$10,257,587
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CNH: Chinese Yuan Renminbi
Bank of America	7/10/26	CNH	360,000,000	USD	52,953,636	$88,268
HSBC	7/10/26	USD	41,518,636	CNH	290,397,946	(1,268,198)
HSBC	7/10/26	USD	41,525,166	CNH	290,397,946	(1,261,667)
JPMorgan	7/10/26	USD	41,500,254	CNH	290,391,801	(1,285,675)
JPMorgan	7/10/26	USD	41,636,212	CNH	291,166,195	(1,263,814)
State Street	7/10/26	CNH	425,000,000	USD	62,526,942	91,973
HSBC	7/17/26	USD	49,130,079	CNH	343,895,813	(1,561,454)
UBS	7/17/26	USD	49,024,257	CNH	343,057,042	(1,543,639)
UBS	7/17/26	USD	49,014,437	CNH	343,047,145	(1,551,999)
HSBC	8/14/26	USD	40,190,148	CNH	282,335,793	(1,504,115)
HSBC	8/14/26	USD	53,672,028	CNH	377,019,163	(2,004,710)
UBS	8/14/26	USD	53,675,867	CNH	377,040,762	(2,004,061)
UBS	8/14/26	USD	53,688,311	CNH	377,128,174	(2,004,526)
Bank of America	9/11/26	USD	39,570,901	CNH	275,912,065	(1,254,145)
Goldman Sachs	9/11/26	USD	39,564,659	CNH	275,912,065	(1,260,387)
UBS	9/11/26	USD	39,682,160	CNH	276,667,988	(1,254,736)
UBS	9/11/26	USD	39,566,528	CNH	275,984,450	(1,269,228)
Citibank	9/18/26	USD	43,712,861	CNH	304,999,931	(1,437,639)
Citibank	9/18/26	USD	43,758,336	CNH	304,999,978	(1,392,171)
HSBC	9/18/26	USD	43,739,510	CNH	304,999,977	(1,410,997)
Morgan Stanley	9/18/26	USD	43,721,325	CNH	304,999,961	(1,429,180)
Barclays	10/16/26	USD	40,726,645	CNH	285,119,100	(1,562,955)
UBS	10/16/26	USD	40,699,444	CNH	285,115,883	(1,589,679)
UBS	10/16/26	USD	40,720,951	CNH	285,115,883	(1,568,172)
UBS	10/16/26	USD	40,723,278	CNH	285,115,883	(1,565,846)
Citibank	11/6/26	USD	64,055,705	CNH	446,622,000	(2,289,892)
HSBC	11/6/26	USD	64,067,152	CNH	446,689,000	(2,288,398)
HSBC	11/6/26	USD	59,941,721	CNH	408,245,080	(702,994)
JPMorgan	11/6/26	USD	25,333,209	CNH	176,689,000	(913,902)
Bank of America	12/11/26	USD	60,078,540	CNH	408,245,693	(721,485)
Citibank	12/11/26	USD	59,990,226	CNH	408,245,489	(809,768)
State Street	12/11/26	USD	53,007,813	CNH	361,545,092	(837,092)
Citibank	1/8/27	USD	71,831,411	CNH	491,405,864	(1,505,180)
Citibank	1/8/27	USD	53,062,761	CNH	361,617,407	(904,418)
Goldman Sachs	1/8/27	USD	53,062,905	CNH	361,581,251	(898,877)
HSBC	1/8/27	USD	60,129,429	CNH	408,245,694	(796,476)
Citibank	1/15/27	USD	71,769,799	CNH	491,479,583	(1,617,824)
HSBC	1/15/27	USD	71,796,009	CNH	491,479,582	(1,591,614)
State Street	1/15/27	USD	58,677,186	CNH	400,452,988	(1,118,366)
Citibank	1/29/27	USD	58,745,961	CNH	400,453,590	(1,115,022)
HSBC	1/29/27	USD	53,070,694	CNH	361,581,250	(979,537)
State Street	1/29/27	USD	58,749,521	CNH	400,453,590	(1,111,462)
Citibank	3/12/27	USD	27,899,270	CNH	187,932,275	(285,796)
HSBC	3/12/27	USD	55,705,749	CNH	374,509,748	(461,198)
UBS	3/12/27	USD	51,651,120	CNH	347,932,275	(529,881)
Citibank	4/16/27	USD	45,015,961	CNH	299,835,559	(73,758)
HSBC	4/16/27	USD	26,530,278	CNH	176,604,100	(27,710)
JPMorgan	4/16/27	USD	44,954,879	CNH	299,835,560	(134,839)
UBS	4/16/27	USD	26,541,043	CNH	176,604,099	(16,945)
Citibank	5/14/27	USD	143,649,118	CNH	952,250,000	142,913
Citibank	5/14/27	USD	29,005,634	CNH	192,281,250	28,420
Citibank	5/14/27	USD	48,381,405	CNH	320,468,750	86,048
Citibank	5/21/27	USD	52,308,852	CNH	347,283,699	(55,500)
PAGE 3 ■  Dodge & Cox International Stock FundSee accompanying Notes to Consolidated Financial Statements

Consolidated Portfolio of Investments (unaudited) June 30, 2026
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
JPMorgan	5/21/27	USD	52,274,994	CNH	347,283,698	$(89,357)
JPMorgan	5/21/27	USD	52,241,204	CNH	347,231,608	(115,294)
State Street	5/21/27	USD	52,268,447	CNH	347,266,335	(93,286)
Bank of America	5/28/27	USD	13,705,090	CNH	90,620,793	33,754
HSBC	5/28/27	USD	46,195,736	CNH	305,284,519	139,560
State Street	5/28/27	USD	46,212,565	CNH	305,284,825	156,343
UBS	5/28/27	USD	16,625,961	CNH	109,902,592	45,713
TWD: New Taiwan Dollar
Citibank	7/10/26	USD	18,688,590	TWD	552,958,000	1,332,710
Citibank	7/10/26	TWD	161,000,000	USD	5,105,276	(51,915)
Citibank	7/10/26	TWD	300,000,000	USD	9,519,881	(103,679)
HSBC	7/10/26	TWD	91,958,000	USD	2,917,172	(30,855)
Bank of America	7/17/26	USD	21,548,299	TWD	597,211,114	2,809,525
Bank of America	7/17/26	TWD	820,000,000	USD	25,906,736	(177,484)
Barclays	7/17/26	USD	21,587,521	TWD	597,499,402	2,839,701
Citibank	7/17/26	USD	21,471,180	TWD	597,500,000	2,723,341
HSBC	7/17/26	USD	21,545,846	TWD	597,789,484	2,788,923
HSBC	7/17/26	TWD	785,000,000	USD	24,853,569	(222,517)
UBS	7/17/26	TWD	785,000,000	USD	24,821,350	(190,298)
Citibank	7/24/26	USD	19,244,227	TWD	550,000,000	1,992,410
Citibank	7/24/26	USD	12,181,540	TWD	350,000,000	1,203,111
HSBC	7/24/26	TWD	725,000,000	USD	22,939,408	(198,377)
Morgan Stanley	7/24/26	TWD	724,945,000	USD	22,995,877	(256,570)
Standard Chartered	7/24/26	USD	19,384,737	TWD	549,945,000	2,134,646
Citibank	8/7/26	USD	19,344,688	TWD	550,027,500	2,102,212
Citibank	8/7/26	USD	19,305,307	TWD	550,027,500	2,062,831
Citibank	8/7/26	USD	19,887,533	TWD	580,000,000	1,705,467
Citibank	8/7/26	USD	19,966,264	TWD	580,000,000	1,784,199
HSBC	8/7/26	TWD	760,828,257	USD	24,134,124	(283,384)
Morgan Stanley	8/7/26	TWD	737,000,000	USD	23,549,335	(445,573)
Morgan Stanley	8/7/26	TWD	762,226,743	USD	24,176,184	(281,604)
HSBC	8/28/26	USD	24,368,916	TWD	717,542,723	1,890,153
HSBC	8/28/26	TWD	660,000,000	USD	20,943,738	(267,640)
HSBC	8/28/26	TWD	775,085,295	USD	24,633,252	(351,829)
Standard Chartered	8/28/26	USD	24,373,049	TWD	717,542,572	1,894,291
Bank of America	9/11/26	USD	18,528,215	TWD	537,318,228	1,702,369
Citibank	9/11/26	USD	18,619,232	TWD	537,500,000	1,787,695
Citibank	9/11/26	TWD	600,000,000	USD	19,068,200	(279,507)
Citibank	9/11/26	TWD	623,400,000	USD	19,740,342	(218,890)
State Street	9/11/26	TWD	341,600,000	USD	10,903,844	(206,815)
UBS	9/11/26	USD	18,601,541	TWD	537,863,544	1,758,619
UBS	9/11/26	USD	18,528,215	TWD	537,318,228	1,702,369
UBS	9/11/26	TWD	585,000,000	USD	18,590,905	(271,929)
Bank of America	9/18/26	USD	19,747,933	TWD	566,666,950	2,006,548
Citibank	9/18/26	USD	19,723,846	TWD	566,666,100	1,982,487
Citibank	9/18/26	TWD	600,000,000	USD	19,032,514	(247,527)
Citibank	9/18/26	TWD	600,000,000	USD	19,087,612	(302,625)
State Street	9/18/26	USD	19,578,046	TWD	566,666,950	1,836,660
UBS	9/18/26	TWD	417,000,000	USD	13,222,145	(166,579)
UBS	9/18/26	TWD	83,000,000	USD	2,626,416	(27,826)
Barclays	11/13/26	USD	10,014,980	TWD	301,000,209	604,165
UBS	11/13/26	TWD	301,000,209	USD	9,667,273	(256,458)
Unrealized gain on currency forward contracts						43,457,424
Unrealized loss on currency forward contracts						(61,174,745)
Net unrealized loss on currency forward contracts						$(17,717,321)
The listed counterparty may be the parent company or one of its subsidiaries.
Holdings of 5% Voting Securities
Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the six months ended June 30, 2026. Further details on these holdings and related activity during the period appear below.
See accompanying Notes to Consolidated Financial StatementsDodge & Cox International Stock Fund ■  PAGE 4

Consolidated Portfolio of Investments (unaudited) June 30, 2026
Holdings of 5% Voting Securities  (continued)
	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period	Dividend Income (net of foreign taxes, if any)
Common Stocks 3.9%
Consumer Discretionary 0.5%
Entain PLC	$462,450,487	$—	$—	$—	$(129,062,100)	$333,388,387	$5,874,913
Health Care 0.9%
Fresenius Medical Care AG	672,403,606	—	(13,121,185)	(6,689,619)	(30,310,695)	622,282,107	20,203,109
Industrials 0.9%
Smiths Group PLC	599,575,118	—	(18,919,933)	7,847,259	39,554,499	628,056,943	3,672,135
Materials 1.4%
Akzo Nobel NV	933,116,569	—	—	—	(21,907,334)	911,209,235	20,639,511
Real Estate 0.2%
Hang Lung Group, Ltd.	179,476,233	—	(10,486,482)	(16,657,854)	(13,906,768)	138,425,129	7,176,289
				$(15,500,214)	$(155,632,398)	$2,633,361,801	$57,565,957
PAGE 5 ■  Dodge & Cox International Stock FundSee accompanying Notes to Consolidated Financial Statements

Consolidated
Statement of Assets and Liabilities (unaudited)
June 30, 2026
Assets:
Investments in securities, at value
Unaffiliated issuers (cost $39,147,418,864)	$64,675,911,820
Affiliated issuers (cost $2,947,149,996)	2,633,361,801
67,309,273,621
Unrealized appreciation on currency forward contracts	43,457,424
Cash pledged as collateral for currency forward contracts	30,900,000
Cash	100
Cash denominated in foreign currency (cost $37,811,251)	37,610,192
Deposits with broker for futures contracts	52,905,726
Receivable for variation margin for futures contracts	7,564,447
Receivable for investments sold	149,525,625
Receivable for Fund shares sold	22,768,905
Dividends and interest receivable	242,878,048
Expense reimbursement receivable	655,492
Prepaid expenses and other assets	154,095
67,897,693,675
Liabilities:
Unrealized depreciation on currency forward contracts	61,174,745
Cash received as collateral for currency forward contracts	17,970,000
Payable for investments purchased	42,222,307
Payable for Fund shares redeemed	119,861,654
Deferred foreign capital gains tax	111,845,613
Management fees payable	32,299,140
Accrued expenses	997,191
386,370,650
Net Assets	$67,511,323,025
Net Assets Consist of:
Paid in capital	$38,540,615,946
Distributable earnings	28,970,707,079
$67,511,323,025
Class I
Total net assets	$51,370,315,141
Shares outstanding	2,753,621,934
Net asset value per share	$18.66
Class X
Total net assets	$16,141,007,884
Shares outstanding	864,732,795
Net asset value per share	$18.67
Consolidated
Statement of Operations (unaudited)
Six Months Ended June 30, 2026
Investment Income:
Dividends (net of foreign taxes of $68,281,425)
Unaffiliated issuers	$935,430,454
Affiliated issuers	57,565,957
Interest	11,573,745
1,004,570,156
Expenses:
Investment advisory fees	159,764,846
Administrative services fees
Class I	24,457,979
Class X	3,747,495
Custody and fund accounting fees	2,723,363
Professional services	177,752
Shareholder reports	573,785
Registration fees	179,346
Trustees fees	273,681
Miscellaneous	551,535
Total expenses	192,449,782
Expenses reimbursed by investment manager	(3,747,495)
Net expenses	188,702,287
Net Investment Income	815,867,869
Realized and Unrealized Gain (Loss):
Net realized gain (loss)
Investments in securities of unaffiliated issuers (net of foreign capital gains taxes of $14,233,566)	2,172,978,851
Investments in securities of affiliated issuers	(15,500,214)
Futures contracts	59,819,419
Currency forward contracts	380,822
Foreign currency transactions	(2,091,127)
Net change in unrealized appreciation/depreciation
Investments in securities of unaffiliated issuers (net of change in deferred foreign capital gains tax of $(46,252,859))	5,234,183,538
Investments in securities of affiliated issuers	(155,632,398)
Futures contracts	10,257,587
Currency forward contracts	(57,290,151)
Foreign currency translation	(4,016,489)
Net realized and unrealized gain	7,243,089,838
Net Change in Net Assets From Operations	$8,058,957,707
See accompanying Notes to Consolidated Financial StatementsDodge & Cox International Stock Fund ■  PAGE 6

Consolidated
Statement of Changes in Net Assets (unaudited)
	Six Months Ended	Year Ended
	June 30, 2026	December 31, 2025
Operations:
Net investment income	$815,867,869	$1,392,971,115
Net realized gain (loss)	2,215,587,751	2,977,978,501
Net change in unrealized appreciation/depreciation	5,027,502,087	13,569,905,153
	8,058,957,707	17,940,854,769
Distributions to Shareholders:
Class I	—	(2,295,398,505)
Class X	—	(710,324,229)
Total distributions	—	(3,005,722,734)
Fund Share Transactions:
Class I
Proceeds from sales of shares	2,589,596,248	4,678,326,199
Reinvestment of distributions	—	2,045,106,162
Cost of shares redeemed	(4,362,155,049)	(8,699,688,663)
Class X
Proceeds from sales of shares	1,893,031,791	3,584,558,363
Reinvestment of distributions	—	691,238,559
Cost of shares redeemed	(1,620,030,671)	(3,443,450,678)
Net change from Fund share transactions	(1,499,557,681)	(1,143,910,058)
Total change in net assets	6,559,400,026	13,791,221,977
Net Assets:
Beginning of period	60,951,922,999	47,160,701,022
End of period	$67,511,323,025	$60,951,922,999
Share Information:(a)
Class I
Shares sold	147,834,060	2,214,454,114
Distributions reinvested	—	126,088,523
Shares redeemed	(247,087,323)	(235,581,469)
Net change in shares outstanding	(99,253,263)	2,104,961,168
Class X
Shares sold	107,604,317	732,726,948
Distributions reinvested	—	42,616,434
Shares redeemed	(92,337,061)	(123,121,716)
Net change in shares outstanding	15,267,256	652,221,666
(a)	For the year ended December 31, 2025, share amounts have been retroactively adjusted to reflect a 4-for-1 share split effective after the close of U.S. markets on October 24, 2025.
PAGE 7 ■  Dodge & Cox International Stock FundSee accompanying Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited)
Note 1: Organization and Significant Accounting Policies
Dodge & Cox International Stock Fund (the “Fund”) is one of the series constituting the Dodge & Cox Funds (the “Trust” or the “Funds”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on May 1, 2001, and seeks long-term growth of principal and income. The Fund invests primarily in a diversified portfolio of foreign equity securities. Foreign investing, especially in developing countries, has special risks such as currency and market volatility and political and social instability. These and other risk considerations are discussed in the Fund’s Prospectus.
On May 1, 2022, the then-outstanding shares of the Fund were redesignated as Class I Shares, and Class X shares of the Fund were established. The share classes have different eligibility requirements and expense structures due to differing shareholder servicing arrangements. The share classes have the same rights as to redemption, dividends and liquidation proceeds, and voting privileges, except that each class has the exclusive right to vote on matters affecting only its class.
The Fund is an investment company and follows the accounting and reporting guidance issued in Topic 946 by the Financial Accounting Standards Board. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require the use of estimates and assumptions by management. Actual results may differ from those estimates. Significant accounting policies are as follows:
Security valuation The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Security transactions, investment income, expenses, and distributions Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Dividend income and corporate action transactions are recorded on the ex-dividend date, or when the Fund first learns of the dividend/corporate action if the ex-dividend date has passed. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends characterized as return of capital for U.S. tax purposes are recorded as a reduction of cost of investments and/or realized gain. Interest income is recorded on the accrual basis.
Expenses are recorded on the accrual basis. Some expenses of the Trust can be directly attributed to a specific series. Expenses which cannot be directly attributed are allocated among the Funds in the Trust using methodologies determined by the nature of the expense.
Distributions to shareholders are recorded on the ex-dividend date.
Share class accounting Investment income, realized and unrealized gains and losses and expenses, other than class-specific
Dodge & Cox International Stock Fund ■ PAGE 8

Notes to Consolidated Financial Statements (unaudited)
expenses, are allocated to each share class of the Fund based upon the proportion of net assets of each class.
Foreign taxes The Fund is subject to foreign taxes which may be imposed by certain countries in which the Fund invests. The Fund endeavors to record foreign taxes based on applicable foreign tax law. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the associated dividend is recorded. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund records a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. In consideration of recent decisions rendered by European courts, the Fund has filed for additional reclaims ("EU reclaims") related to prior years. A corresponding receivable is established when both the amount is known and significant contingencies or uncertainties regarding collectability are removed. These amounts, if any, are reported in dividends and interest receivable in the Consolidated Statement of Assets and Liabilities. Expenses incurred related to filing EU reclaims are recorded on an accrual basis in professional services in the Consolidated Statement of Operations.  Expenses that are contingent upon successful EU reclaims are recorded in professional services in the Consolidated Statement of Operations once the amount is known.
Capital gains taxes are incurred upon disposition of certain foreign securities. Expected capital gains taxes on appreciated securities, if any, are accrued as unrealized losses and incurred capital gains taxes are reflected as realized losses upon the sale of the related security. Currency taxes may be incurred when the Fund purchases certain foreign currencies related to securities transactions and are recorded as realized losses on foreign currency transactions.
Foreign currency translation  The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the transaction date.
Reported realized and unrealized gain (loss) on investments include foreign currency gain (loss) related to investment transactions.
Reported realized and unrealized gain (loss) on foreign currency transactions and translation include the following: disposing/holding of foreign currency, the difference in exchange rate between the trade and settlement dates on securities transactions, the difference in exchange rate between the accrual and payment dates on dividends, and currency losses on the purchase of foreign currency in certain countries that impose taxes on such transactions.
Repurchase agreements Repurchase agreements are transactions under which a Fund purchases a security from a counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Consolidation The Fund may invest in certain securities through its wholly owned subsidiary, Dodge & Cox International Stock Fund Cayman, Ltd. (the “Subsidiary”). The Subsidiary is a Cayman Islands exempted company and invests in certain securities consistent with the investment objective of the Fund. The Fund’s Consolidated Financial Statements, including the Consolidated Portfolio of Investments, consist of the holdings and accounts of the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated. At June 30, 2026, the Subsidiary had net assets of $100, which represented less than 0.01% of the Fund’s consolidated net assets.
Segment Reporting  An operating segment is defined in Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reporting Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Chair of the Board of Trustees of the Trust acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. "Net change in net assets from operations" reported on the Statement of Operations is used by the CODM to assess the single operating segment’s performance and to make resource allocation decisions for the single operating segment.
Indemnification Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
Note 2: Valuation Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
PAGE 9 ■ Dodge & Cox International Stock Fund

Notes to Consolidated Financial Statements (unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at June 30, 2026:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$970,684,906	$2,125,557,050
Consumer Discretionary	3,645,762,067	1,681,460,886
Consumer Staples	262,074,243	3,771,224,279
Energy	1,426,650,506	1,728,868,037
Financials	3,065,521,139	13,470,685,703
Health Care	234,273,195	8,503,169,382
Industrials	3,393,995,509	4,574,802,603
Information Technology	817,928,746	9,469,427,279
Materials	2,110,912,001	2,008,019,730
Real Estate	—	631,776,113
Utilities	—	254,373,817
Preferred Stocks
Financials	1,508,817,951	—
Information Technology	—	829,449,826
Short-Term Investments
Repurchase Agreements	—	395,026,436
Money Market Fund	428,812,217	—
Total Securities	$17,865,432,480	$49,443,841,141
Other Investments
Futures Contracts
Appreciation	$10,257,587	$—
Currency Forward Contracts
Appreciation	—	43,457,424
Depreciation	—	(61,174,745)
Futures contracts Futures contracts involve an obligation to purchase or sell (depending on whether the Fund has entered a long or short futures contract, respectively) an asset at a future date, at a price set at the time the contract is purchased. Futures contracts are exchange-traded. Upon entering into a futures contract, the Fund is required to deposit an amount of cash or liquid assets (referred to as "initial margin") in a segregated account with the clearing broker to secure the Fund's obligation to perform. Initial margin is returned to the Fund when the futures contract is closed. Subsequent payments (referred to as "variation margin") are made to or received from the clearing broker on a daily basis based on changes in the market value of  the contract. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Consolidated Statement of Operations. Realized gains and losses on futures contracts are recorded in the Consolidated Statement of Operations at the closing or expiration of the contracts. Cash deposited with a broker as initial margin is recorded in the Consolidated Statement of Assets and Liabilities. A receivable and/or payable to brokers for daily variation margin is also recorded in the Consolidated Statement of Assets and Liabilities.
Investments in futures contracts may include certain risks, which may be different from, and potentially greater than, those of the underlying securities. To the extent the Fund uses futures, it is exposed to additional volatility and potential losses resulting from leverage.
The Fund used equity index futures contracts to create equity exposure equal to some or all of its non-equity net assets.
Currency forward contracts Currency forward contracts are agreements to purchase or sell a specific currency at a specified future date and price. Currency forward contracts are traded over-the-counter. The values of currency forward contracts change daily based on the prevailing forward exchange rates of the underlying currencies. Changes in the value of open contracts are recorded as unrealized appreciation or depreciation in the Consolidated Statement of Operations. When a currency forward contract is closed, the Fund records a realized gain or loss in the Consolidated Statement of Operations equal to the difference between the value at the time the contract was opened and the value at the time it was closed.
Losses from these transactions may arise from unfavorable changes in currency values or if a counterparty does not perform under a contract’s terms.
The Fund used currency forward contracts to hedge direct and indirect foreign currency exposure.
Additional derivative information The following identifies the location on the Consolidated Statement of Assets and Liabilities and values of the Fund's derivative instruments categorized by primary underlying risk exposure.
	Equity Derivatives	Foreign Exchange Derivatives	Total Value
Assets
Unrealized appreciation on currency forward contracts	$—	$43,457,424	$43,457,424
Futures contracts(a)	10,257,587	—	10,257,587
	$10,257,587	$43,457,424	$53,715,011
Liabilities
Unrealized depreciation on currency forward contracts	$—	$61,174,745	$61,174,745
(a)	Includes cumulative appreciation (depreciation). Only the current day’s variation margin is reported in the Consolidated Statement of Assets and Liabilities.
Dodge & Cox International Stock Fund ■ PAGE 10

Notes to Consolidated Financial Statements (unaudited)
The following summarizes the effect of derivative instruments on the Consolidated Statement of Operations, categorized by primary underlying risk exposure.
	Equity Derivatives	Foreign Exchange Derivatives	Total
Net realized gain (loss)
Futures contracts	$59,819,419	$—	$59,819,419
Currency forward contracts	—	380,822	380,822
	$59,819,419	$380,822	$60,200,241
Net change in unrealized appreciation/depreciation
Futures contracts	$10,257,587	$—	$10,257,587
Currency forward contracts	—	(57,290,151)	(57,290,151)
	$10,257,587	$(57,290,151)	$(47,032,564)
The following summarizes the range of volume in the Fund's derivative instruments during the six months ended June 30, 2026.
Derivative		% of Net Assets
Futures contracts	USD notional value	0-2%
Currency forward contracts	USD total value	4-7%
The Fund may enter into various over-the-counter derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, specify (i) events of default and other events permitting a party to terminate some or all of the contracts thereunder and (ii) the process by which those contracts will be valued for purposes of determining termination payments. If some or all of the contracts under a master agreement are terminated because of an event of default or similar event, the values of all terminated contracts must be netted to determine a single payment owed by one party to the other. To the extent amounts owed to the Fund by its counterparties are not collateralized, the Fund is at risk of those counterparties’ non-performance. The Fund attempts to mitigate counterparty credit risk by entering into contracts only with counterparties it believes to be of good credit quality, by exchanging collateral, and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Fund does not offset assets and liabilities that are subject to a master netting arrangement in the Consolidated Statement of Assets and Liabilities.
The Fund’s ability to net assets and liabilities and to offset collateral pledged or received is based on contractual netting/offset provisions in the ISDA agreements. The following table presents the Fund’s net exposure to each counterparty for derivatives that are subject to enforceable master netting arrangements as of June 30, 2026.
Counterparty	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Cash Collateral Pledged / (Received)(a)	Net Amount(b)
Bank of America	$6,640,464	$(2,153,114)	$(4,487,350)	$—
Barclays	3,443,866	(1,562,955)	(1,770,000)	110,911
Citibank	18,933,844	(12,691,111)	(6,242,733)	—
Goldman Sachs	—	(2,159,264)	1,870,000	(289,264)
Counterparty	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Cash Collateral Pledged / (Received)(a)	Net Amount(b)
HSBC	$4,818,636	$(17,213,670)	$11,250,000	$(1,145,034)
JPMorgan	—	(3,802,881)	3,280,000	(522,881)
Morgan Stanley	—	(2,412,927)	2,280,000	(132,927)
Standard Chartered	4,028,937	—	(4,020,000)	8,937
State Street	2,084,976	(3,367,021)	520,000	(762,045)
UBS	3,506,701	(15,811,802)	11,700,000	(605,101)
	$43,457,424	$(61,174,745)	$14,379,917	$(3,337,404)
(a)
Cash collateral pledged/(received) in excess of derivative assets/liabilities is not presented in this table. The total cash collateral is presented on the Fund's
Consolidated Statement of Assets and Liabilities.

(b)	Represents the net amount receivable from (payable to) the counterparty in the event of a default.
Note 3: Related Party Transactions
The Fund's management fees include an investment advisory fee and an administrative services fee described below.
Investment advisory fee The Fund pays an investment advisory fee, accrued daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets to Dodge & Cox, investment manager of the Fund.
Administrative services fee The Fund pays Dodge & Cox a fee for administrative and shareholder services. The fee is accrued daily and paid monthly equal to an annual rate of the average daily net assets of 0.10% for Class I shares and 0.05% for Class X shares. Under this agreement, Dodge & Cox is responsible for the payment of the Fund's transfer agency fees.
Expense reimbursement Dodge & Cox has contractually agreed, through April 30, 2029, to waive management fees or reimburse the Fund for ordinary expenses to the extent necessary to maintain the net ordinary expense ratio of the Class X shares at an amount 0.10% less than the net ordinary expense ratio of the Class I shares. This agreement cannot be terminated prior to April 30, 2029, other than by resolution of the Board of Trustees. For purposes of the foregoing, ordinary expenses shall not include nonrecurring shareholder account fees, fees and expenses associated with Fund shareholder meetings, fees on portfolio transactions such as exchange fees, dividends and interest on short positions, fees and expenses of pooled investment vehicles that are held by the Fund, interest expenses and other fees and expenses related to any borrowings, taxes, brokerage fees and commissions and other costs and expenses relating to the acquisition and disposition of Fund investments, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business, such as litigation expenses. The term of the agreement will automatically renew for subsequent three-year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term. The agreement does not permit Dodge & Cox to recoup any fees waived or payments made to the Fund for a prior year. For the six months ended June 30, 2026, Dodge & Cox reimbursed expenses of $3,747,495 to Class X.
PAGE 11 ■ Dodge & Cox International Stock Fund

Notes to Consolidated Financial Statements (unaudited)
Fund officers and trustees All officers and certain trustees of the Trust are officers or employees of Dodge & Cox. The Trust pays a fee only to those trustees who are not affiliated with Dodge & Cox.
Note 4: Income Tax Information and Distributions to Shareholders
A provision for federal income taxes is not required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. Distributions are determined in accordance with income tax regulations, and such amounts may differ from net investment income and realized gains for financial reporting purposes. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. Financial reporting records are adjusted for permanent book to tax differences at year end to reflect tax character. Book to tax differences are primarily due to differing treatments of wash sales, expenses, passive foreign investment companies, foreign currency realized gain (loss), foreign capital gains tax, certain corporate action transactions, derivatives, and distributions.
Distributions during the periods noted below were characterized as follows for federal income tax purposes.
	Six Months Ended June 30, 2026	Year Ended December 31, 2025
Class I
Ordinary income	$—	$1,146,042,552
Long-term capital gain	$—	$1,149,355,953
Class X
Ordinary income	$—	$361,154,240
Long-term capital gain	$—	$349,169,989
The components of distributable earnings on a tax basis are reported as of the Fund's most recent year end. At December 31, 2025, the tax basis components of distributable earnings were as follows:
Undistributed ordinary income	$36,856,596
Undistributed long-term capital gain	1,029,825,788
Net unrealized appreciation	19,845,066,988
Total distributable earnings	$20,911,749,372
At June 30, 2026, unrealized appreciation and depreciation for investments and derivatives based on cost for federal income tax purposes were as follows:
Tax cost	$42,384,702,256
Unrealized appreciation	27,610,983,131
Unrealized depreciation	(2,693,871,500)
Net unrealized appreciation	24,917,111,631
Fund management has reviewed the tax positions for open periods (three years and four years, respectively, from filing the Fund’s federal and state tax returns) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.
For U.S. income tax purposes, EU reclaims received by the Fund reduce the amounts of foreign taxes that the Fund passes through to shareholders. In the event that EU reclaims received by the Fund during the year exceed foreign withholding taxes paid, and the Fund previously passed foreign tax credit on to its shareholders, the Fund will enter into a closing agreement with the Internal Revenue Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders.
Note 5: Loan Facilities
Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund may participate in an interfund lending facility (Facility). The Facility allows the Fund to borrow money from or loan money to the Funds. Loans under the Facility are made for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest on borrowings is the average of the current repurchase agreement rate and the bank loan rate. There was no activity in the Facility during the period.
All Funds in the Trust participate in a $500 million committed credit facility (Line of Credit) with State Street Bank and Trust Company, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The maximum amount available to the Fund is $250 million. Each Fund pays an annual commitment fee on its pro-rata portion of the Line of Credit. For the six months ended June 30, 2026, the Fund’s commitment fee amounted to $118,941 and is reflected as a Miscellaneous Expense in the Consolidated Statement of Operations. Interest on borrowings is charged at the prevailing rate. There were no borrowings on the Line of Credit during the period.
Note 6: Purchases and Sales of Investments
For the six months ended June 30, 2026, purchases and sales of securities, other than short-term securities, aggregated to $4,362,023,479 and $5,506,146,483, respectively.
Note 7: Subsequent Events
Fund management has determined that no material events or transactions occurred subsequent to June 30, 2026, and through the date of the Fund’s financial statements issuance, which require disclosure in the Fund’s financial statements.
Dodge & Cox International Stock Fund ■ PAGE 12

Consolidated Financial Highlights (unaudited)
Selected data and ratios (for a share outstanding throughout each period)	Six Months Ended June 30,	Year Ended December 31,
	2026	2025(a)	2024(a)	2023(a)	2022(a)	2021(a)
Class I
Net asset value, beginning of period	$16.46	$12.48	$12.29	$10.78	$11.82	$10.93
Income from investment operations:
Net investment income	0.22	0.38	0.32	0.29	0.29	0.26 (b)
Net realized and unrealized gain (loss)	1.98	4.44	0.15	1.50	(1.09)	0.93
Total from investment operations	2.20	4.82	0.47	1.79	(0.80)	1.19
Distributions to shareholders from:
Net investment income	—	(0.42)	(0.28)	(0.28)	(0.24)	(0.30)
Net realized gain	—	(0.42)	—	—	—	—
Total distributions	—	(0.84)	(0.28)	(0.28)	(0.24)	(0.30)
Net asset value, end of period	$18.66	$16.46	$12.48	$12.29	$10.78	$11.82
Total return	13.36%	38.71%	3.80%	16.70%	(6.78)%	11.02%
Ratios/supplemental data:
Net assets, end of period (millions)	$51,370	$46,966	$37,319	$40,204	$37,508	$44,085
Ratio of expenses to average net assets	0.61%(c)	0.61%	0.62%	0.62%	0.62%	0.62%
Ratio of net investment income to average net assets	2.53%(c)	2.49%	2.55%	2.61%	2.68%	2.15%(b)
Portfolio turnover rate	7%	17%	16%	14%	12%	18%
Class X(d)
Net asset value, beginning of period	$16.46	$12.48	$12.29	$10.78	$11.15
Income from investment operations:
Net investment income	0.24	0.37	0.32	0.31	0.06
Net realized and unrealized gain (loss)	1.97	4.46	0.17	1.49	(0.18)
Total from investment operations	2.21	4.83	0.49	1.80	(0.12)
Distributions to shareholders from:
Net investment income	—	(0.43)	(0.30)	(0.29)	(0.25)
Net realized gain	—	(0.42)	—	—	—
Total distributions	—	(0.85)	(0.30)	(0.29)	(0.25)
Net asset value, end of period	$18.67	$16.46	$12.48	$12.29	$10.78
Total return	13.42%	38.84%	3.91%	16.81%	(1.07)%
Ratios/supplemental data:
Net assets, end of period (millions)	$16,141	$13,986	$9,842	$7,151	$3,769
Ratio of expenses to average net assets	0.51%(c)	0.51%	0.52%	0.52%	0.52%(c)
Ratio of expenses to average net assets, before reimbursement by investment manager	0.56%(c)	0.56%	0.57%	0.57%	0.57%(c)
Ratio of net investment income to average net assets	2.64%(c)	2.57%	2.57%	2.66%	1.66%(c)
Portfolio turnover rate	7%	17%	16%	14%	12%
(a)	Per-share amounts have been retroactively adjusted to reflect a 4-for-1 share split effective after the close of U.S. markets on October 24, 2025.
(b)
Net investment income per share includes significant amounts received for EU reclaims related to prior years, which amounted to approximately $0.13 per share. Excluding such amounts, the ratio of net investment income to average net assets would have been 1.87%.

(c)	Annualized
(d)	For 2022, the period covers 5/2/2022 (commencement of operations) to 12/31/2022.
See accompanying Notes to Consolidated Financial Statements
PAGE 13 ■ Dodge & Cox International Stock Fund

Board Approval of Funds’ Investment Advisory Agreement
(unaudited)
On June 10, 2026, the Board of Trustees (the “Board”) of the Dodge & Cox Funds (the “Trust”), including the members of the Board who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), voted to continue the Investment Advisory Agreement between Dodge & Cox and the Trust (the “Advisory Agreement”) in effect for an additional year beginning July 1, 2026 for each series of the Trust (each a “Fund”). Prior to the Board’s vote, the Trust’s Contract Review Committee, consisting solely of the Independent Trustees, met with independent counsel to the Independent Trustees on May 7 and June 9, 2026, to discuss whether the Investment Advisory Agreement should be continued. At its June 10, 2026 meeting, the Board, including the Independent Trustees, concluded that the Investment Advisory Agreement is fair and reasonable. In considering the Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor or particular information as all-important or controlling. In reaching the decision to continue the Investment Advisory Agreement in effect, the Board considered several factors, and reached the conclusions, described below:
Nature, Extent and Quality of Services Provided by Dodge & Cox
■ The Board considered the nature, extent and quality of the services provided by Dodge & Cox to each Fund under the Advisory Agreement. This consideration included, among other things, Dodge & Cox’s investment process and philosophy; the education and experience of the principal personnel of Dodge & Cox who provide such services; the other resources that Dodge & Cox uses in managing the Funds’ portfolios; Dodge & Cox’s record of compliance with the Funds’ investment policies and restrictions and relevant regulatory and tax compliance requirements; and such matters as Dodge & Cox’s business continuity planning and insurance coverage.
■ The Board concluded that the nature, extent and quality of the services Dodge & Cox provides are consistent with the terms of the Advisory Agreement and support the recommendation to continue the Advisory Agreement in effect for an additional year.
■ The Board also took note of the nature, extent and quality of the services that Dodge & Cox provides to the Funds and their shareholders under a separate Administrative and Shareholder Services Agreement. Although that agreement does not require Board approval on an annual basis, the services provided thereunder are an important part of the Funds’ overall relationship with Dodge & Cox, and the Board’s understanding and assessment of those services (including which Dodge & Cox services are provided pursuant to which agreement) were relevant factors in its decision to approve continuation of the Advisory Agreement.
Investment Performance
■ The Board reviewed information regarding the total return of each Fund over the most recent 1-, 3-, 5-, 10- and 20-year periods, as applicable (or since Fund inception, if shorter). The Board compared these returns to those of the Fund’s broad-based securities market index and, for the Dodge & Cox Stock, Balanced, International Stock and Global Stock Funds, other indexes provided by Dodge & Cox. The Board also considered the volatility of the Funds’ investment returns over various time horizons, including volatility data provided by Broadridge Financial Solutions (“Broadridge”).
■ In addition, the Board reviewed a report prepared by Broadridge comparing each Fund’s performance with the performance of other mutual funds in the Fund’s broad Morningstar category (as modified by Broadridge to include only those funds that have similar share class and expense characteristics to such Fund, the “Morningstar custom category”), as well as with the performance of a smaller peer group of funds identified by Broadridge (such Fund’s “peer group”). The Board received information regarding the methodology and process underlying the construction of the Morningstar custom categories and Broadridge peer groups, and any changes in the methodology from prior years. The Board also reviewed a report prepared by Dodge & Cox comparing each Fund’s performance to the composite performance of other accounts (if any) managed by Dodge & Cox using the same investment approach as the Fund. This information regarding the performance of other mutual funds and of other accounts managed by Dodge & Cox provided helpful context for the Board’s evaluation of the Funds’ performance.
■ The Board concluded that the investment performance and volatility experienced by each Fund were consistent with Dodge & Cox’s long-term, value-oriented, fundamental, active investment style and support the recommendation to continue the Advisory Agreement in effect for an additional year.
Fees and Expense Ratios
■ The Board reviewed a comparison prepared by Broadridge of the net expense ratio of each Fund (including the separate expense ratios of the two share classes of those Funds that have a dual class structure), and the various elements of those expense ratios, to those of mutual funds in (1) the Fund’s Morningstar custom category and (2) the Fund’s peer group.
■ For each Fund for which such a comparison is relevant, the Board reviewed information regarding the fee rates Dodge & Cox charges for managing other accounts using the same investment approach as the Fund. In light of the fact that such other accounts may be charged lower fee rates than a Fund, the Board took note of the broader scope of services that Dodge & Cox provides to the Funds than to separate accounts and sub-advised funds, as well as differences in regulatory, litigation, and other risks associated with sponsoring a mutual fund as compared to managing separate accounts or sub-advising another sponsor’s mutual fund, and
Dodge & Cox International Stock Fund ■ PAGE 14

certain characteristics of the market for institutional separate account management services.
■ The Board concluded, after discussion and based on all the relevant information it received, that the advisory fee rate that each Fund pays to Dodge & Cox under the Advisory Agreement is reasonable in relation to the scope and quality of the services that Dodge & Cox provides to such Fund thereunder.
■ In assessing the Funds’ expense ratios and the fees the Funds pay to Dodge & Cox, the Board took note of and discussed with Dodge & Cox changes over the past several years in the competitive landscape for asset management services. The Board anticipates further changes in the competitive landscape and will continue to monitor and assess the Funds’ competitive position.
Costs of Services Provided and Profits Realized by Dodge & Cox from its Relationship to the Funds
■ Dodge & Cox informed the Board that: (i) it operates as a unified business, with most employees providing services to support the firm and its clients across multiple strategies and/or products, and (ii) the firm does not utilize cost accounting to allocate expenses across lines of business or across the Funds for management purposes. Also, Dodge & Cox informed the Board that the firm is owned exclusively by its senior managers and other active employees, and generally distributes substantially all of its net revenues each year to its employees, either as compensation or as a combination of compensation and distributions with respect to the shares they own in the firm. Consequently, Dodge & Cox provided the Board with data to consider Fund-level profitability using several different possible methodologies.
■ The Board believes that Dodge & Cox’s commitment to employee ownership of the firm enhances its ability to attract and retain key investment and other management professionals and reinforces a long-term perspective on the management of the firm and the Funds, which the Board believes aligns well with the interests of the Funds and their shareholders.
■ The Board noted that the employee-shareholders of Dodge & Cox give up a substantial stock value (which would be taxed at long-term capital gains rates) as a consequence of the firm’s independence from outside ownership; the estimated market value of the company would likely be substantially in excess of its book value.
■ The Board also considered that Dodge & Cox’s fee revenues from the Funds fluctuate from year to year based on changes in the aggregate net assets of the Funds, and that the firm has continued to invest in improved systems, additional compliance resources, and enhanced research capabilities despite these fluctuations. The Board noted that Dodge & Cox pays for certain services with respect to the Funds, including transfer agency fees and expenses.
■ The Board considered that there is no one way that Dodge & Cox is required to calculate its profit margins associated with the Funds and concluded that the profitability data provided by Dodge & Cox was based upon a reasonable range of assumptions and methodologies. The Board also concluded that Dodge & Cox’s profits with respect to each Fund are reasonable and that its overall profits are a key part of its independence, stability and long-term investment performance.
Economies and Benefits of Scale
■ The Board considered whether there have been economies or benefits of scale as the Funds have grown over the longer term, and whether fee levels reflect economies of scale for the benefit of Fund investors. In the Board’s view, any consideration of economies of scale must take account of the relatively low overall fee and expense structure of the Funds. The Funds generally rank favorably when compared to their Broadridge custom categories and peer groups, on a net expense ratio basis.
■ Dodge & Cox has built economies of scale into its fee structure by charging relatively low fees at the beginning of operations. A comparison of the Funds’ advisory fee rates to those of many otherwise comparable funds that employ fee “breakpoints” shows that the Funds’ advisory fee rates are in general relatively lower from the first dollar. As a result of their straightforward share class and fee structure and relatively low total expenses, the Funds provide small investors with access to professional, active portfolio management and related services at a reasonable cost. In addition to building economies of scale into its fee rates from the first dollar of each Fund’s assets, Dodge & Cox has capped the expenses borne by certain Funds in their early years of operations when those Funds are not yet operating at scale. The Dodge & Cox Global Bond Fund has benefited from such an expense cap since its inception in 2014, as has the Dodge & Cox Emerging Markets Stock Fund since its inception in 2021. Dodge & Cox agreed to continue expense caps for those Funds, and for the X share class of each of the other Funds, through April 30, 2029. Dodge & Cox has also agreed, through April 30, 2027, to cap the Dodge & Cox Balanced Fund’s expenses to the extent necessary to offset its proportionate share of the net operating expenses of any other Fund in which the Dodge & Cox Balanced Fund invests.
■ Over the years, Dodge & Cox has voluntarily forgone opportunities for growth in its assets under management and revenues in order to protect the Funds’ ability to achieve investment returns for shareholders. Dodge & Cox closed the Dodge & Cox International Stock Fund for a number of years beginning in 2015 and previously closed other Funds and limited the growth of its separate account business during periods of high growth—to Dodge & Cox’s economic detriment—and continues to closely monitor the size of the Funds.
PAGE 15 ■ Dodge & Cox International Stock Fund

■ The Board also noted that Dodge & Cox has continued to make additional expenditures on staff and technology to enable it to enhance its investment processes and to implement effectively the Funds’ strategies. The Board also considered that there may be certain diseconomies of scale associated with managing very large asset pools such as several of the Funds, insofar as certain of the costs or risks associated with managing the Funds potentially increase at a rate that exceeds the rate of asset growth.
Fall-Out Benefits and Other Matters
■ The Board concluded that any “fall-out” benefits derived by Dodge & Cox from its relationship with the Funds are not a significant issue.
■ The Board considered the information provided regarding any conflicts of interest present and Dodge & Cox’s efforts to mitigate such conflicts.
■ The Board considered that the Funds have never been a defendant in any litigation.
Dodge & Cox International Stock Fund ■ PAGE 16

2026
June 30, 2026

Financial Statements and Other Information

Emerging Markets Stock Fund (dodex)
ESTABLISHED 2021
06/26 EM SAR

Portfolio of Investments (unaudited) June 30, 2026
Common Stocks: 89.7%
	Shares	Value
Communication Services: 7.1%
Media & Entertainment: 4.0%
37 Interactive Entertainment Network Technology Group Co., Ltd., Class A (China)	1,093,800	$3,053,949
Baidu, Inc. ADR, Class A(a) (China)	25,220	2,882,394
IGG, Inc. (Singapore)	6,119,600	2,541,613
JOYY, Inc. ADR, Class A (China)	39,606	2,613,600
Megacable Holdings SAB de CV (Mexico)	627,958	2,241,797
NetEase, Inc. ADR (China)	58,150	7,451,341
Sun TV Network, Ltd. (India)	371,550	2,039,476
Tencent Holdings, Ltd. (China)	607,100	33,456,806
Zhihu, Inc. ADR(a) (China)	486,358	1,522,300
		57,803,276
Telecommunication Services: 3.1%
America Movil SAB de CV, Series B (Mexico)	1,207,600	1,569,621
Millicom International Cellular SA (Guatemala)	365,979	33,216,254
PT Telkom Indonesia Persero Tbk, Class B (Indonesia)	31,221,200	4,140,573
Safaricom PLC (Kenya)	11,050,300	2,935,543
Singapore Telecommunications, Ltd. (Singapore)	935,100	3,204,285
Sitios Latinoamerica SAB de CV(a) (Brazil)	2,422,829	694,117
		45,760,393
		103,563,669
Consumer Discretionary: 10.5%
Automobiles & Components: 1.5%
Autel Intelligent Technology Corp., Ltd., Class A (China)	200,000	745,601
BYD Co., Ltd., Class H (China)	618,200	5,725,214
Fuyao Glass Industry Group Co., Ltd., Class H(b)(c) (China)	183,829	1,203,591
Hankook Tire & Technology Co., Ltd. (South Korea)	83,430	3,346,326
Hyundai Mobis Co., Ltd. (South Korea)	15,885	5,167,285
Kia Corp. (South Korea)	45,395	4,064,451
Yadea Group Holdings, Ltd.(b)(c) (China)	692,000	786,056
		21,038,524
Consumer Discretionary Distribution & Retail: 5.8%
Alibaba Group Holding, Ltd. ADR (China)	260,641	25,016,323
China Tourism Group Duty Free Corp., Ltd., Class A (China)	136,550	1,081,822
China Yongda Automobiles Services Holdings, Ltd. (China)	7,572,200	677,425
Com7 PCL NVDR (Thailand)	3,659,800	3,089,654
Coupang, Inc., Class A(a) (South Korea)	1,048,100	18,205,497
Cuckoo Homesys Co., Ltd. (South Korea)	85,851	1,173,448
JD.com, Inc., Class A (China)	633,771	8,064,942
MercadoLibre, Inc.(a) (Brazil)	1,898	3,221,646
Motus Holdings, Ltd. (South Africa)	260,999	1,768,724
PDD Holdings, Inc. ADR, Class A(a) (China)	116,600	8,894,248
Prosus NV, Class N (China)	79,100	3,438,048
PT Mitra Adiperkasa Tbk (Indonesia)	36,469,400	3,120,478

	Shares	Value
Sea, Ltd. ADR, Class A(a) (Singapore)	22,450	$2,151,384
Vibra Energia SA (Brazil)	205,904	1,192,195
Vipshop Holdings, Ltd. ADR (China)	184,197	2,442,452
Zhongsheng Group Holdings, Ltd. (China)	987,300	611,216
		84,149,502
Consumer Durables & Apparel: 0.6%
ANTA Sports Products, Ltd. (China)	60,200	546,851
Haier Smart Home Co., Ltd., Class H (China)	444,000	1,136,101
Hangzhou GreatStar Industrial Co., Ltd., Class A (China)	163,674	753,458
Man Wah Holdings, Ltd. (Hong Kong)	2,179,600	833,307
Midea Group Co., Ltd., Class A (China)	61,371	682,261
Pou Chen Corp. (Taiwan)	5,553,143	4,430,038
Shenzhou International Group Holdings, Ltd. (China)	142,800	719,247
		9,101,263
Consumer Services: 2.6%
Afya, Ltd., Class A (Brazil)	48,880	725,379
Arcos Dorados Holdings, Inc., Class A (Brazil)	108,966	878,266
Atour Lifestyle Holdings, Ltd. ADR (China)	44,440	1,413,192
DigiPlus Interactive Corp. (Philippines)	12,579,040	2,395,155
H World Group, Ltd. (China)	247,140	1,037,269
Humansoft Holding Co. KSC (Kuwait)	118,197	911,803
Las Vegas Sands Corp. (United States)	26,786	1,237,245
Laureate Education, Inc.(a) (United States)	26,200	951,584
Leejam Sports Co. JSC (Saudi Arabia)	25,808	538,836
Luckin Coffee, Inc. ADR, Class A(a) (China)	439,200	12,152,664
New Oriental Education & Technology Group, Inc. (China)	218,500	1,002,964
Ollamani SAB(a) (Mexico)	705,556	3,328,570
Sands China, Ltd. (Macau)	547,443	914,876
Ser Educacional SA(b)(c) (Brazil)	398,000	856,552
Trip.com Group, Ltd. ADR(a) (China)	48,250	1,922,280
Yum China Holdings, Inc. (China)	196,970	8,050,164
		38,316,799
		152,606,088
Consumer Staples: 4.1%
Consumer Staples Distribution & Retail: 0.9%
BBB Foods, Inc., Class A(a) (Mexico)	87,200	3,633,624
BIM Birlesik Magazalar AS (Turkey)	158,868	1,245,880
Jeronimo Martins SGPS SA (Portugal)	27,000	517,176
Migros Ticaret AS (Turkey)	40,295	579,294
Wal-Mart de Mexico SAB de CV (Mexico)	2,646,357	7,757,098
		13,733,072
Food, Beverage & Tobacco: 3.1%
Ambev SA (Brazil)	7,856,600	24,792,053
Anadolu Efes Biracilik Ve Malt (Turkey)	2,545,320	1,150,792
Arca Continental SAB de CV (Mexico)	65,499	783,254
Bombay Burmah Trading Co. (India)	48,500	790,319
Century Pacific Food, Inc. (Philippines)	5,039,343	2,552,555
China Feihe, Ltd.(b)(c) (China)	1,456,557	520,828
Coca-Cola HBC AG (Italy)	60,380	3,941,299
PAGE 1 ■  Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2026
Common Stocks (continued)
	Shares	Value
Eastern Co. SAE (Egypt)	459,261	$350,767
Fomento Economico Mexicano SAB de CV (Mexico)	59,602	761,747
GFPT PCL NVDR (Thailand)	4,872,229	1,317,303
JBS NV, Class A (United States)	65,550	776,768
Kweichow Moutai Co., Ltd., Class A (China)	2,962	516,553
PT Indofood CBP Sukses Makmur Tbk (Indonesia)	5,115,114	1,946,351
Sanquan Food Co., Ltd., Class A (China)	406,305	690,807
Thai Union Group PCL NVDR (Thailand)	6,876,800	2,436,206
Tingyi (Cayman Islands) Holding Corp. (China)	464,000	579,991
Ulker Biskuvi Sanayi AS (Turkey)	345,004	735,915
		44,643,508
Household & Personal Products: 0.1%
Grape King Bio, Ltd. (Taiwan)	757,714	2,196,207
		60,572,787
Energy: 5.0%
ADNOC Logistics & Services PLC (United Arab Emirates)	632,159	1,037,725
China Suntien Green Energy Corp., Ltd., Class H (China)	2,395,000	946,791
Gaztransport Et Technigaz SA (France)	10,382	2,198,964
Geopark, Ltd. (Colombia)	90,559	824,087
LUKOIL PJSC(a)(d) (Russia)	7,143	1
NAC Kazatomprom JSC GDR(b) (Kazakhstan)	41,050	2,823,311
National Energy Services Reunited Corp.(a) (United States)	1,542,730	46,173,909
Novatek PJSC(a)(d) (Russia)	30,294	4
Parex Resources, Inc. (Colombia)	51,500	776,721
Petroleo Brasileiro SA - Petrobras (Brazil)	1,801,343	14,578,794
Petroreconcavo SA (Brazil)	199,300	385,296
PRIO SA(a) (Brazil)	118,400	1,196,087
PT Medco Energi Internasional Tbk (Indonesia)	28,649,100	1,644,913
		72,586,603
Financials: 20.5%
Banks: 12.6%
Akbank TAS (Turkey)	717,100	1,187,517
Asia Commercial Bank JSC (Vietnam)	5,840,466	5,047,382
Axis Bank, Ltd. (India)	1,133,656	16,294,497
Banca Transilvania SA (Romania)	129,295	1,094,478
Bangkok Bank PCL NVDR (Thailand)	875,600	4,751,701
BDO Unibank, Inc. (Philippines)	1,672,159	3,240,946
China Merchants Bank Co., Ltd., Class H (China)	150,800	865,631
Commercial International Bank Egypt (CIB) (Egypt)	453,291	1,176,361
Credicorp, Ltd. (Peru)	71,283	27,770,431
Equity Group Holdings PLC (Kenya)	3,448,729	2,173,009
Grupo Financiero Banorte SAB de CV, Class O (Mexico)	68,843	729,077
HDFC Bank, Ltd. (India)	4,157,400	35,277,053
Hong Leong Financial Group BHD (Malaysia)	449,200	2,032,018
ICICI Bank, Ltd. (India)	57,556	841,102
IndusInd Bank, Ltd. (India)	728,454	7,127,817

	Shares	Value
Intercorp Financial Services, Inc. (Peru)	16,548	$942,574
JB Financial Group Co., Ltd. (South Korea)	316,610	5,082,979
Kasikornbank PCL NVDR (Thailand)	444,143	2,927,773
KB Financial Group, Inc. (South Korea)	65,509	6,736,518
Metropolitan Bank & Trust Co. (Philippines)	2,451,290	2,602,989
Military Commercial Joint Stock Bank (Vietnam)	4,230,101	4,047,431
OTP Bank Nyrt. (Hungary)	14,910	2,203,324
PT Bank Central Asia Tbk (Indonesia)	61,869,200	19,267,894
PT Bank Mandiri Persero Tbk (Indonesia)	27,911,700	6,028,707
PT Bank Negara Indonesia Persero Tbk, Class B (Indonesia)	5,623,900	998,240
PT Bank Rakyat Indonesia Persero Tbk, Class B (Indonesia)	12,843,913	1,969,235
Saudi Awwal Bank (Saudi Arabia)	99,302	855,306
Shinhan Financial Group Co., Ltd. (South Korea)	113,117	7,009,054
The Commercial Bank PSQC (Qatar)	635,500	708,004
The Saudi National Bank (Saudi Arabia)	55,000	566,356
Vietnam Technological & Commercial Joint Stock Bank (Vietnam)	9,685,700	12,395,144
		183,950,548
Financial Services: 4.2%
AEON Credit Service (M) BHD (Malaysia)	1,240,600	1,775,069
Bladex, Inc., Class E (Panama)	13,700	842,139
Chailease Holding Co., Ltd. (Taiwan)	986,102	3,646,392
Dlocal, Ltd., Class A (Uruguay)	59,300	770,603
Fawry for Banking & Payment Technology Services SAE(a) (Egypt)	1,554,200	582,074
FirstRand, Ltd. (South Africa)	519,007	3,078,241
Futu Holdings, Ltd. ADR, Class A (Hong Kong)	4,000	374,960
Grupo de Inversiones Suramericana SA (Colombia)	30,109	484,461
Kaspi.KZ JSC ADR (Kazakhstan)	245,339	21,256,171
KIWOOM Securities Co., Ltd. (South Korea)	28,540	6,385,670
KRUK SA (Poland)	7,600	853,522
Patria Investments, Ltd., Class A (Cayman Islands)	113,900	1,250,622
Samsung Card Co., Ltd. (South Korea)	134,670	4,174,753
Shriram Finance, Ltd. (India)	123,700	1,383,243
XP, Inc., Class A (Brazil)	914,996	14,877,835
		61,735,755
Insurance: 3.7%
AIA Group, Ltd. (Hong Kong)	1,978,800	18,149,452
BB Seguridade Participacoes SA (Brazil)	291,500	2,211,815
China Pacific Insurance Group Co., Ltd., Class H (China)	278,800	958,437
Korean Reinsurance Co. (South Korea)	443,130	3,796,041
Old Mutual, Ltd. (South Africa)	2,298,117	1,880,899
Ping An Insurance Group Co. of China, Ltd., Class H (China)	137,657	900,210
Prudential PLC (Hong Kong)	1,246,340	16,597,075
See accompanying Notes to Financial StatementsDodge & Cox Emerging Markets Stock Fund ■  PAGE 2

Portfolio of Investments (unaudited) June 30, 2026
Common Stocks (continued)
	Shares	Value
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	17,483	$7,001,177
Sanlam, Ltd. (South Africa)	337,718	1,822,706
		53,317,812
		299,004,115
Health Care: 2.2%
Health Care Equipment & Services: 1.2%
China Isotope & Radiation Corp., Class H (China)	928,800	2,078,223
Narayana Hrudayalaya, Ltd.(b) (India)	121,712	2,563,869
Shandong Pharmaceutical Glass Co., Ltd., Class A (China)	556,030	1,510,618
Shandong Weigao Group Medical Polymer Co., Ltd., Class H (China)	5,914,400	2,401,075
Sinocare, Inc., Class A (China)	852,257	1,751,788
Sinopharm Group Co., Ltd., Class H (China)	1,276,414	2,593,351
Sonoscape Medical Corp., Class A (China)	848,700	2,305,295
Tofflon Science & Technology Group Co., Ltd., Class A (China)	1,220,035	1,994,382
		17,198,601
Pharmaceuticals, Biotechnology & Life Sciences: 1.0%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd. (China)	2,716,700	2,245,147
China Medical System Holdings, Ltd. (China)	2,338,000	3,072,665
Dr Reddy's Laboratories, Ltd. (India)	182,660	2,628,001
Imeik Technology Development Co., Ltd., Class A (China)	146,824	1,879,737
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A (China)	576,894	4,430,791
		14,256,341
		31,454,942
Industrials: 7.6%
Capital Goods: 4.7%
Ayala Corp. (Philippines)	283,130	1,936,196
BOC Aviation, Ltd.(b)(c) (China)	146,300	1,522,727
Chicony Power Technology Co., Ltd. (Taiwan)	1,461,000	4,395,496
Contemporary Amperex Technology Co., Ltd., Class A (China)	172,200	10,003,808
Doosan Bobcat, Inc. (South Korea)	133,518	5,356,590
Ferreycorp SAA (Peru)	2,415,150	2,953,577
Goldwind Science & Technology Co., Ltd., Class H (China)	933,800	1,258,319
Hanwha Aerospace Co., Ltd. (South Korea)	9,300	5,990,383
KOC Holding AS (Turkey)	401,234	1,667,717
Larsen & Toubro, Ltd. (India)	52,654	2,319,559
Ningbo Sanxing Medical Electric Co., Ltd., Class A (China)	300,000	659,945
PT Astra International Tbk (Indonesia)	19,408,600	4,906,179
Sany Heavy Industry Co., Ltd., Class A (China)	576,600	1,472,460
SFA Engineering Corp. (South Korea)	189,604	2,858,405
Shenzhen Inovance Technology Co., Ltd., Class A (China)	126,100	1,237,346
Sieyuan Electric Co., Ltd., Class A (China)	76,600	1,961,828
Sungrow Power Supply Co., Ltd., Class A (China)	33,200	777,424

	Shares	Value
United Integrated Services Co., Ltd. (Taiwan)	381,000	$15,920,161
Xinyi Glass Holdings, Ltd. (China)	1,198,000	1,305,678
Zhuzhou CRRC Times Electric Co., Ltd., Class H (China)	191,300	981,381
		69,485,179
Commercial & Professional Services: 0.5%
NICE Information Service Co., Ltd. (South Korea)	369,474	3,275,253
S-1 Corp. (South Korea)	90,093	4,160,728
		7,435,981
Transportation: 2.4%
Copa Holdings SA, Class A (Panama)	7,036	1,094,591
DiDi Global, Inc. ADR, Class A(a) (China)	4,861,600	16,286,360
Globaltrans Investment PLC GDR(a)(b)(d) (Russia)	62,160	8
Grupo Aeroportuario del Sureste SAB de CV ADR (Mexico)	2,530	775,951
Gulf Warehousing Co. (Qatar)	672,367	424,403
Hyundai Glovis Co., Ltd. (South Korea)	36,698	4,360,044
International Container Terminal Services, Inc. (Philippines)	316,540	4,621,301
Movida Participacoes SA (Brazil)	674,500	1,226,886
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	61,861	982,595
SIMPAR SA (Brazil)	534,650	807,832
Westports Holdings BHD (Malaysia)	2,654,900	3,949,461
		34,529,432
		111,450,592
Information Technology: 25.4%
Semiconductors & Semiconductor Equipment: 20.7%
ACM Research, Inc., Class A(a) (United States)	113,592	14,413,689
ASE Technology Holding Co., Ltd. (Taiwan)	447,000	9,652,773
Elan Microelectronics Corp. (Taiwan)	1,446,000	8,626,950
MediaTek, Inc. (Taiwan)	285,000	38,916,857
Powertech Technology, Inc. (Taiwan)	784,414	8,455,433
Realtek Semiconductor Corp. (Taiwan)	371,000	9,478,438
SK hynix, Inc. (South Korea)	42,483	74,953,410
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	1,798,143	138,076,965
		302,574,515
Software & Services: 0.7%
Karooooo, Ltd. (South Africa)	68,733	3,392,661
TOTVS SA (Brazil)	1,323,100	7,355,824
		10,748,485
Technology, Hardware & Equipment: 4.0%
E Ink Holdings, Inc. (Taiwan)	1,000,000	6,836,670
Ennoconn Corp. (Taiwan)	638,036	7,436,083
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira (Brazil)	2,678,400	7,305,246
King Slide Works Co., Ltd. (Taiwan)	39,000	9,115,251
Lenovo Group, Ltd. (China)	3,155,271	9,426,215
PAGE 3 ■  Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2026
Common Stocks (continued)
	Shares	Value
Universal Scientific Industrial (Shanghai) Co., Ltd., Class A (China)	1,317,700	$6,353,012
Yageo Corp. (Taiwan)	324,296	11,731,733
		58,204,210
		371,527,210
Materials: 4.6%
Abou Kir Fertilizers & Chemical Industries Co. (Egypt)	598,100	822,951
Alrosa PJSC(a)(d) (Russia)	215,620	27
Borouge PLC (United Arab Emirates)	1,570,686	1,089,711
Cemex SAB de CV ADR (Mexico)	1,675,014	20,100,168
GCC SAB de CV (Mexico)	105,576	1,254,777
Glencore PLC (Australia)	1,990,608	13,577,308
Indorama Ventures PCL NVDR (Thailand)	6,654,200	4,412,298
KCC Corp. (South Korea)	18,785	5,942,204
Orbia Advance Corp. SAB de CV(a) (Mexico)	1,230,069	1,586,868
PT Alamtri Minerals Indonesia Tbk (Indonesia)	19,986,800	1,511,615
PTT Global Chemical PCL NVDR (Thailand)	6,401,743	6,448,109
Sahara International Petrochemical Co. (Saudi Arabia)	271,800	1,035,581
Severstal PAO(a)(d) (Russia)	16,182	2
Suzano SA (Brazil)	310,600	2,391,637
Zhejiang NHU Co., Ltd., Class A (China)	1,509,271	6,316,381
		66,489,637
Real Estate: 1.0%
Equity Real Estate Investment Trusts (Reits): 0.1%
Macquarie Mexico Real Estate Management SAB de CV REIT(b)(c) (Mexico)	353,549	909,776
Prologis Property Mexico SAB de CV REIT (Mexico)	292,682	1,263,616
		2,173,392
Real Estate Management & Development: 0.9%
China Resources Land, Ltd. (China)	393,129	1,509,476
Emaar Development PJSC (United Arab Emirates)	337,451	1,280,822
Greentown Service Group Co., Ltd.(b) (China)	12,416,871	6,214,092
Hang Lung Group, Ltd. (Hong Kong)	863,129	1,381,174
Megaworld Corp. (Philippines)	72,487,943	2,457,820
		12,843,384
		15,016,776
Utilities: 1.7%
Axia Energia SA (Brazil)	79,090	833,139
China Gas Holdings, Ltd. (China)	987,476	652,788
China Water Affairs Group, Ltd. (China)	1,394,000	777,293
ENN Natural Gas Co., Ltd., Class A (China)	695,200	1,609,508
GAIL (India), Ltd. (India)	985,500	1,804,660
Huaneng Power International, Inc., Class H (China)	1,236,000	861,819
Jiangxi Hongcheng Environment Co., Ltd., Class A (China)	663,467	884,508
Korea Electric Power Corp. (South Korea)	166,310	3,967,366
KunLun Energy Co., Ltd. (China)	986,900	809,323

	Shares	Value
Mahanagar Gas, Ltd.(b) (India)	123,596	$1,551,110
Manila Electric Co. (Philippines)	186,800	1,735,436
NTPC, Ltd. (India)	589,687	2,240,258
Tenaga Nasional BHD (Malaysia)	806,743	2,831,652
The Hub Power Co., Ltd. (Pakistan)	1,199,600	1,021,202
YTL Power International BHD (Malaysia)	3,550,300	3,650,917
YTL Power International BHD, Warrant(a) (Malaysia)	202,420	89,854
		25,320,833
Total Common Stocks (Cost $1,043,469,571)		$1,309,593,252
Preferred Stocks: 6.1%
	Shares	Value
Consumer Staples: 0.1%
Food, Beverage & Tobacco: 0.0%
Embotelladora Andina SA, Pfd, Class B (Chile)	154,571	$769,531
Household & Personal Products: 0.1%
Amorepacific Corp., Pfd (South Korea)	53,811	1,327,126
		2,096,657
Financials: 1.9%
Financials: 1.9%
Itau Unibanco Holding SA, Pfd (Brazil)	3,443,903	28,139,362
Information Technology: 4.0%
Technology, Hardware & Equipment: 4.0%
Samsung Electro-Mechanics Co., Ltd., Pfd (South Korea)	24,237	12,743,109
Samsung Electronics Co., Ltd., Pfd (South Korea)	324,179	45,391,508
		58,134,617
Utilities: 0.1%
Axia Energia, Pfd, Class C(a) (Brazil)	17,786	182,643
Cia Energetica de Minas Gerais, Pfd (Brazil)	279,200	587,898
		770,541
Total Preferred Stocks (Cost $45,895,173)		$89,141,177
Short-Term Investments: 4.5%
	Par Value/ Shares	Value
Repurchase Agreements: 3.5%
Fixed Income Clearing Corp.(e) 3.61%, dated 6/30/26, due 7/1/26, maturity value $49,004,914	$49,000,000	49,000,000
Fixed Income Clearing Corp.(e) 1.35%, dated 6/30/26, due 7/1/26, maturity value $1,437,590	1,437,536	1,437,536
		50,437,536
See accompanying Notes to Financial StatementsDodge & Cox Emerging Markets Stock Fund ■  PAGE 4

Portfolio of Investments (unaudited) June 30, 2026
Short-Term Investments (continued)
	Par Value/ Shares	Value
Money Market Fund: 1.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class	15,007,016	15,007,016
Total Short-Term Investments (Cost $65,444,552)		$65,444,552
Total Investments In Securities (Cost $1,154,809,296)	100.3%	$1,464,178,981
Other Assets Less Liabilities	(0.3)%	(3,896,121)
Net Assets	100.0%	$1,460,282,860
(a)	Non-income producing
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Valued using significant unobservable inputs.
(e)	Repurchase agreement is collateralized by U.S. Treasury Notes 3.375%-4.375%, 11/30/27-12/31/29. Total collateral value is $51,446,420.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
NVDR: Non-Voting Depository Receipt
USD United States Dollar
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
MSCI Emerging Markets Index	683	9/18/26	$60,011,795	$729,225
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CNH: Chinese Yuan Renminbi
Bank of America	7/10/26	CNH	63,000,000	USD	9,266,886	$15,447
Citibank	7/10/26	USD	5,568,949	CNH	38,000,000	(29,919)
HSBC	7/10/26	USD	1,692,044	CNH	11,832,970	(51,410)
HSBC	7/10/26	USD	1,691,778	CNH	11,832,970	(51,676)
JPMorgan	7/10/26	USD	1,691,029	CNH	11,832,720	(52,388)
JPMorgan	7/10/26	USD	1,696,569	CNH	11,864,274	(51,497)
HSBC	7/17/26	USD	372,053	CNH	2,604,259	(11,825)
HSBC	7/17/26	USD	9,979,613	CNH	70,000,000	(338,650)
UBS	7/17/26	USD	371,252	CNH	2,597,908	(11,690)
UBS	7/17/26	USD	371,177	CNH	2,597,833	(11,753)
HSBC	8/14/26	USD	1,800,018	CNH	12,644,225	(67,233)
HSBC	8/14/26	USD	10,814,063	CNH	75,968,796	(404,716)
UBS	8/14/26	USD	1,800,146	CNH	12,644,949	(67,211)
UBS	8/14/26	USD	1,800,564	CNH	12,647,881	(67,226)
Bank of America	9/11/26	USD	1,355,578	CNH	9,451,905	(42,963)
Goldman Sachs	9/11/26	USD	1,355,364	CNH	9,451,905	(43,177)
HSBC	9/11/26	USD	10,758,241	CNH	75,000,000	(339,057)
UBS	9/11/26	USD	1,359,390	CNH	9,477,801	(42,983)
UBS	9/11/26	USD	1,355,428	CNH	9,454,385	(43,480)
Citibank	9/18/26	USD	384,021	CNH	2,676,666	(12,218)
HSBC	9/18/26	USD	383,856	CNH	2,676,666	(12,383)
Barclays	10/16/26	USD	2,722,721	CNH	19,061,224	(104,489)
Citibank	10/16/26	USD	2,720,151	CNH	19,055,749	(106,246)
PAGE 5 ■  Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2026
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS	10/16/26	USD	2,722,340	CNH	19,061,009	$(104,838)
UBS	10/16/26	USD	2,720,902	CNH	19,061,009	(106,276)
UBS	10/16/26	USD	2,722,496	CNH	19,061,009	(104,682)
Citibank	11/6/26	USD	1,338,477	CNH	9,332,400	(47,848)
HSBC	11/6/26	USD	1,338,717	CNH	9,333,800	(47,817)
HSBC	11/6/26	USD	623,124	CNH	4,243,913	(7,308)
JPMorgan	11/6/26	USD	1,338,256	CNH	9,333,800	(48,278)
Bank of America	12/11/26	USD	624,547	CNH	4,243,919	(7,500)
Citibank	12/11/26	USD	13,382,597	CNH	92,000,000	(318,962)
Citibank	12/11/26	USD	16,485,804	CNH	114,223,540	(525,506)
Citibank	12/11/26	USD	623,629	CNH	4,243,917	(8,418)
State Street	12/11/26	USD	1,222,003	CNH	8,334,792	(19,298)
Citibank	1/8/27	USD	1,137,617	CNH	7,782,555	(23,838)
Citibank	1/8/27	USD	1,223,269	CNH	8,336,458	(20,850)
Goldman Sachs	1/8/27	USD	1,223,273	CNH	8,335,625	(20,722)
HSBC	1/8/27	USD	625,076	CNH	4,243,920	(8,280)
Citibank	1/15/27	USD	1,136,642	CNH	7,783,723	(25,622)
HSBC	1/15/27	USD	1,137,057	CNH	7,783,722	(25,207)
State Street	1/15/27	USD	865,729	CNH	5,908,322	(16,500)
Citibank	1/29/27	USD	30,206,454	CNH	205,908,332	(573,331)
HSBC	1/29/27	USD	1,223,452	CNH	8,335,625	(22,581)
State Street	1/29/27	USD	866,796	CNH	5,908,331	(16,399)
Citibank	3/12/27	USD	1,098,311	CNH	7,388,448	(9,768)
Citibank	3/12/27	USD	2,529,052	CNH	17,035,950	(25,907)
HSBC	3/12/27	USD	1,098,981	CNH	7,388,447	(9,099)
UBS	3/12/27	USD	2,529,015	CNH	17,035,950	(25,945)
Citibank	4/16/27	USD	664,170	CNH	4,423,803	(1,088)
HSBC	4/16/27	USD	6,632,582	CNH	44,151,108	(6,927)
JPMorgan	4/16/27	USD	663,269	CNH	4,423,804	(1,989)
UBS	4/16/27	USD	6,635,273	CNH	44,151,108	(4,236)
UBS	4/16/27	USD	17,534,657	CNH	117,000,000	(59,977)
Citibank	5/14/27	USD	3,157,339	CNH	20,930,000	3,141
Citibank	5/14/27	USD	637,530	CNH	4,226,250	625
Citibank	5/14/27	USD	1,063,400	CNH	7,043,750	1,891
Citibank	5/21/27	USD	1,779,053	CNH	11,811,314	(1,888)
JPMorgan	5/21/27	USD	1,776,753	CNH	11,809,541	(3,921)
JPMorgan	5/21/27	USD	1,777,902	CNH	11,811,313	(3,039)
State Street	5/21/27	USD	1,777,679	CNH	11,810,722	(3,173)
HSBC	5/28/27	USD	8,028,074	CNH	53,053,530	24,253
State Street	5/28/27	USD	8,030,999	CNH	53,053,583	27,170
UBS	5/28/27	USD	16,051,801	CNH	106,107,221	44,135
HSBC	6/25/27	USD	6,846,441	CNH	45,458,998	(26,320)
TWD: New Taiwan Dollar
Citibank	7/10/26	TWD	126,000,000	USD	3,995,434	(40,629)
Citibank	7/10/26	TWD	17,000,000	USD	539,460	(5,875)
Citibank	7/10/26	TWD	16,000,000	USD	508,453	(6,256)
HSBC	7/10/26	TWD	26,000,000	USD	824,795	(8,724)
Morgan Stanley	7/10/26	USD	6,339,742	TWD	185,000,000	533,084
Bank of America	7/17/26	USD	2,762,762	TWD	76,569,961	360,216
Bank of America	7/17/26	TWD	20,000,000	USD	632,511	(4,968)
Bank of America	7/17/26	TWD	62,000,000	USD	1,958,802	(13,419)
Barclays	7/17/26	USD	2,767,791	TWD	76,606,923	364,085
Citibank	7/17/26	USD	2,752,875	TWD	76,607,000	349,167
HSBC	7/17/26	USD	2,762,448	TWD	76,644,116	357,575
HSBC	7/17/26	TWD	39,000,000	USD	1,234,763	(11,055)
HSBC	7/17/26	TWD	33,100,000	USD	1,048,298	(9,714)
HSBC	7/17/26	TWD	67,828,000	USD	2,149,994	(21,745)
State Street	7/17/26	TWD	39,500,000	USD	1,258,403	(19,006)
UBS	7/17/26	TWD	39,000,000	USD	1,233,163	(9,454)
UBS	7/17/26	TWD	6,000,000	USD	189,585	(1,323)
Citibank	7/24/26	USD	400,630	TWD	11,450,000	41,478
Citibank	7/24/26	USD	3,898,093	TWD	112,000,000	384,995
Citibank	7/24/26	TWD	28,300,000	USD	895,343	(7,659)
HSBC	7/24/26	TWD	49,000,000	USD	1,550,388	(13,408)
Standard Chartered	7/24/26	USD	403,555	TWD	11,448,855	44,439
See accompanying Notes to Financial StatementsDodge & Cox Emerging Markets Stock Fund ■  PAGE 6

Portfolio of Investments (unaudited) June 30, 2026
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS	7/24/26	TWD	33,000,000	USD	1,047,120	$(12,011)
UBS	7/24/26	TWD	24,598,855	USD	777,387	(5,796)
Citibank	8/7/26	USD	402,721	TWD	11,450,572	43,764
Citibank	8/7/26	USD	401,901	TWD	11,450,573	42,944
Citibank	8/7/26	USD	81,436	TWD	2,375,000	6,984
Citibank	8/7/26	USD	81,758	TWD	2,375,000	7,306
HSBC	8/7/26	TWD	1,224,447	USD	38,840	(456)
Morgan Stanley	8/7/26	TWD	2,200,000	USD	70,296	(1,330)
Morgan Stanley	8/7/26	TWD	1,226,698	USD	38,908	(453)
Standard Chartered	8/7/26	TWD	23,000,000	USD	729,811	(8,798)
Barclays	11/13/26	USD	198,213	TWD	5,957,279	11,957
UBS	11/13/26	TWD	5,957,279	USD	191,331	(5,076)
Unrealized gain on currency forward contracts						2,664,656
Unrealized loss on currency forward contracts						(4,454,683)
Net unrealized loss on currency forward contracts						$(1,790,027)
The listed counterparty may be the parent company or one of its subsidiaries.
PAGE 7 ■  Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2026
Assets:
Investments in securities, at value (cost $1,154,809,296)	$1,464,178,981
Unrealized appreciation on currency forward contracts	2,664,656
Cash pledged as collateral for currency forward contracts	2,160,000
Cash denominated in foreign currency (cost $229,266)	229,325
Deposits with broker for futures contracts	3,895,263
Receivable for variation margin for futures contracts	817,028
Receivable for investments sold	1,302,498
Receivable for Fund shares sold	2,733,566
Dividends and interest receivable	4,574,958
Expense reimbursement receivable	28,875
Prepaid expenses and other assets	13,347
1,482,598,497
Liabilities:
Unrealized depreciation on currency forward contracts	4,454,683
Cash received as collateral for currency forward contracts	1,070,000
Payable for investments purchased	11,688,616
Payable for Fund shares redeemed	2,757,406
Deferred foreign capital gains tax	1,495,633
Management fees payable	699,782
Accrued expenses	149,517
22,315,637
Net Assets	$1,460,282,860
Net Assets Consist of:
Paid in capital	$1,059,570,654
Distributable earnings	400,712,206
$1,460,282,860
Fund shares outstanding	100,410,313
Net asset value per share	$14.54

Statement of Operations (unaudited)
Six Months Ended June 30, 2026
Investment Income:
Dividends (net of foreign taxes of $1,821,174)	$16,936,969
Interest	1,210,237
18,147,206
Expenses:
Investment advisory fees	3,233,071
Custody and fund accounting fees	208,212
Administrative services fees	293,916
Professional services	135,356
Shareholder reports	23,395
Registration fees	103,877
Trustees fees	273,680
Miscellaneous	25,742
Total expenses	4,297,249
Expenses reimbursed by investment manager	(182,431)
Net expenses	4,114,818
Net Investment Income	14,032,388
Realized and Unrealized Gain (Loss):
Net realized gain (loss)
Investments in securities	65,761,765
Futures contracts	8,889,882
Currency forward contracts	1,883,057
Foreign currency transactions	(151,426)
Net change in unrealized appreciation/depreciation
Investments in securities (net of change in deferred foreign capital gains tax of $(344,053))	157,176,875
Futures contracts	148,443
Currency forward contracts	(5,769,307)
Foreign currency translation	17,381
Net realized and unrealized gain	227,956,670
Net Change in Net Assets From Operations	$241,989,058

Statement of Changes in Net Assets (unaudited)
	Six Months Ended	Year Ended
	June 30, 2026	December 31, 2025
Operations:
Net investment income	$14,032,388	$14,559,593
Net realized gain (loss)	76,383,278	21,745,075
Net change in unrealized appreciation/depreciation	151,573,392	160,584,233
	241,989,058	196,888,901
Distributions to Shareholders:
Total distributions	—	(24,118,542)
Fund Share Transactions:
Proceeds from sale of shares	473,113,252	391,281,281
Reinvestment of distributions	—	19,345,039
Cost of shares redeemed	(137,124,718)	(78,338,384)
Net change from Fund share transactions	335,988,534	332,287,936
Total change in net assets	577,977,592	505,058,295
Net Assets:
Beginning of period	882,305,268	377,246,973
End of period	$1,460,282,860	$882,305,268
Share Information:
Shares sold	35,631,483	37,607,708
Distributions reinvested	—	1,692,479
Shares redeemed	(10,476,677)	(7,421,954)
Net change in shares outstanding	25,154,806	31,878,233
See accompanying Notes to Financial StatementsDodge & Cox Emerging Markets Stock Fund ■  PAGE 8

Notes to Financial Statements (unaudited)
Note 1: Organization and Significant Accounting Policies
Dodge & Cox Emerging Markets Stock Fund (the “Fund”) is one of the series constituting the Dodge & Cox Funds (the “Trust” or the “Funds”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on May 11, 2021, and seeks long-term growth of principal and income. The Fund invests primarily in a diversified portfolio of emerging markets equity securities issued by companies from at least three different countries. Foreign investing, especially in developing countries, has special risks such as currency and market volatility and political and social instability. These and other risk considerations are discussed in the Fund’s Prospectus.
The Fund is an investment company and follows the accounting and reporting guidance issued in Topic 946 by the Financial Accounting Standards Board. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require the use of estimates and assumptions by management. Actual results may differ from those estimates. Significant accounting policies are as follows:
Security valuation The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Security transactions, investment income, expenses, and distributions Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Dividend income and corporate action transactions are recorded on the ex-dividend date, or when the Fund first learns of the dividend/corporate action if the ex-dividend date has passed. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends characterized as return of capital for U.S. tax purposes are recorded as a reduction of cost of investments and/or realized gain. Interest income is recorded on the accrual basis.
Expenses are recorded on the accrual basis. Some expenses of the Trust can be directly attributed to a specific series. Expenses which cannot be directly attributed are allocated among the Funds in the Trust using methodologies determined by the nature of the expense.
Distributions to shareholders are recorded on the ex-dividend date.
Foreign taxes The Fund may be subject to foreign taxes which may be imposed by certain countries in which the Fund invests. The Fund endeavors to record foreign taxes based on applicable foreign tax law. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the associated dividend is recorded. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund records a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.
PAGE 9 ■ Dodge & Cox Emerging Markets Stock Fund

Notes to Financial Statements (unaudited)
Foreign currency translation  The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the transaction date.
Reported realized and unrealized gain (loss) on investments include foreign currency gain (loss) related to investment transactions.
Reported realized and unrealized gain (loss) on foreign currency transactions and translation include the following: disposing/holding of foreign currency, the difference in exchange rate between the trade and settlement dates on securities transactions, the difference in exchange rate between the accrual and payment dates on dividends, and currency losses on the purchase of foreign currency in certain countries that impose taxes on such transactions.
Repurchase agreements Repurchase agreements are transactions under which a Fund purchases a security from a counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Segment Reporting  An operating segment is defined in Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reporting Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Chair of the Board of Trustees of the Trust acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. "Net change in net assets from operations" reported on the Statement of Operations is used by the CODM to assess the single operating segment’s performance and to make resource allocation decisions for the single operating segment.
Indemnification Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
Note 2: Valuation Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at June 30, 2026:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Signficant Unobservable Inputs)
Securities
Common Stocks
Communication Services	$52,191,424	$51,372,245	$—
Consumer Discretionary	92,639,641	59,966,447	—
Consumer Staples	38,504,544	22,068,243	—
Energy	63,934,894	8,651,704	5
Financials	71,510,688	227,493,427	—
Health Care	—	31,454,942	—
Industrials	24,127,792	87,322,792	8
Information Technology	32,467,420	339,059,790	—
Materials	25,333,450	41,156,158	29
Real Estate	2,173,392	12,843,384	—
Utilities	833,139	24,487,694	—
Preferred Stocks
Consumer Staples	769,531	1,327,126	—
Financials	28,139,362	—	—
Information Technology	—	58,134,617	—
Utilities	770,541	—	—
Short-Term Investments
Repurchase Agreements	—	50,437,536	—
Money Market Fund	15,007,016	—	—
Total Securities	$448,402,834	$1,015,776,105	$42
Other Investments
Futures Contracts
Appreciation	$729,225	$—	$—
Currency Forward Contracts
Appreciation	—	2,664,656	—
Depreciation	—	(4,454,683)	—
The following is a reconciliation of the Fund's holdings for which Level 3 inputs were used in determining value.
Common Stocks	Amount
Balance at 1/1/2026	$42
Net change in unrealized depreciation	—
Balance at 6/30/2026	$42
Dodge & Cox Emerging Markets Stock Fund ■ PAGE 10

Notes to Financial Statements (unaudited)
Futures contracts Futures contracts involve an obligation to purchase or sell (depending on whether the Fund has entered a long or short futures contract, respectively) an asset at a future date, at a price set at the time the contract is purchased. Futures contracts are exchange-traded. Upon entering into a futures contract, the Fund is required to deposit an amount of cash or liquid assets (referred to as "initial margin") in a segregated account with the clearing broker to secure the Fund's obligation to perform. Initial margin is returned to the Fund when the futures contract is closed. Subsequent payments (referred to as "variation margin") are made to or received from the clearing broker on a daily basis based on changes in the market value of the contract. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statement of Operations. Realized gains and losses on futures contracts are recorded in the Statement of Operations at the closing or expiration of the contracts. Cash deposited with a broker as initial margin is recorded in the Statement of Assets and Liabilities. A receivable and/or payable to brokers for daily variation margin is also recorded in the Statement of Assets and Liabilities.
Investments in futures contracts may include certain risks, which may be different from, and potentially greater than, those of the underlying securities. To the extent the Fund uses futures, it is exposed to additional volatility and potential losses resulting from leverage.
The Fund used equity index futures contracts to create equity exposure, equal to some or all of its non-equity net assets.
Currency forward contracts Currency forward contracts are agreements to purchase or sell a specific currency at a specified future date and price. Currency forward contracts are traded over-the-counter. The values of currency forward contracts change daily based on the prevailing forward exchange rates of the underlying currencies. Changes in the value of open contracts are recorded as unrealized appreciation or depreciation in the Statement of Operations. When a currency forward contract is closed, the Fund records a realized gain or loss in the Statement of Operations equal to the difference between the value at the time the contract was opened and the value at the time it was closed.
Losses from these transactions may arise from unfavorable changes in currency values or if a counterparty does not perform under a contract’s terms.
The Fund used currency forward contracts to hedge direct and indirect foreign currency exposure.
Additional derivative information The following identifies the location on the Statement of Assets and Liabilities and values of the Fund's derivative instruments categorized by primary underlying risk exposure.
	Equity Derivatives	Foreign Exchange Derivatives	Total Value
Assets
Unrealized appreciation on currency forward contracts	$—	$2,664,656	$2,664,656
Futures contracts(a)	729,225	—	729,225
	$729,225	$2,664,656	$3,393,881
Liabilities
Unrealized depreciation on currency forward contracts	$—	$4,454,683	$4,454,683
(a)	Includes cumulative appreciation (depreciation). Only the current day’s variation margin is reported in the Statement of Assets and Liabilities.
The following summarizes the effect of derivative instruments on the Statement of Operations, categorized by primary underlying risk exposure.
	Equity Derivatives	Foreign Exchange Derivatives	Total
Net realized gain (loss)
Futures contracts	$8,889,882	$—	$8,889,882
Currency forward contracts	—	1,883,057	1,883,057
	$8,889,882	$1,883,057	$10,772,939
Net change in unrealized appreciation/depreciation
Futures contracts	$148,443	$—	$148,443
Currency forward contracts	—	(5,769,307)	(5,769,307)
	$148,443	$(5,769,307)	$(5,620,864)
The following summarizes the range of volume in the Fund's derivative instruments during the six months ended June 30, 2026.
Derivative		% of Net Assets
Futures contracts	USD notional value	3-5%
Currency forward contracts	USD total value	15-27%
The Fund may enter into various over-the-counter derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, specify (i) events of default and other events permitting a party to terminate some or all of the contracts thereunder and (ii) the process by which those contracts will be valued for purposes of determining termination payments. If some or all of the contracts under a master agreement are terminated because of an event of default or similar event, the values of all terminated contracts must be netted to determine a single payment owed by one party to the other. To the extent amounts owed to the Fund by its counterparties are not collateralized, the Fund is at risk of those counterparties’ non-performance. The Fund attempts to mitigate counterparty credit risk by entering into contracts only with counterparties it believes to be of good credit quality, by exchanging collateral, and by monitoring the financial stability of those counterparties.
PAGE 11 ■ Dodge & Cox Emerging Markets Stock Fund

Notes to Financial Statements (unaudited)
For financial reporting purposes, the Fund does not offset assets and liabilities that are subject to a master netting arrangement in the Statement of Assets and Liabilities.
The Fund’s ability to net assets and liabilities and to offset collateral pledged or received is based on contractual netting/offset provisions in the ISDA agreements.
Counterparty	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Cash Collateral Pledged / (Received)	Net Amount(a)
Bank of America	$375,663	$(68,850)	$(270,000)	$36,813
Barclays	376,042	(104,489)	(270,000)	1,553
Citibank	882,295	(1,791,828)	640,000	(269,533)
Goldman Sachs	—	(63,899)	—	(63,899)
HSBC	381,828	(1,495,591)	1,000,000	(113,763)
JPMorgan	—	(161,112)	—	(161,112)
Morgan Stanley	533,084	(1,783)	(530,000)	1,301
Standard Chartered	44,439	(8,798)	—	35,641
State Street	27,170	(74,376)	—	(47,206)
UBS	44,135	(683,957)	520,000	(119,822)
	$2,664,656	$(4,454,683)	$1,090,000	$(700,027)
(a)	Represents the net amount receivable from (payable to) the counterparty in the event of a default.
Note 3: Related Party Transactions
The Fund's management fees include an investment advisory fee and an administrative services fee described below.
Investment advisory fee The Fund pays an investment advisory fee, accrued daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets to Dodge & Cox, investment manager of the Fund.
Administrative services fee The Fund pays Dodge & Cox a fee for administrative and shareholder services. The fee is accrued daily and paid monthly equal to an annual rate of 0.05% of the Fund’s average daily net assets.Under this agreement, Dodge & Cox is responsible for the payment of the Fund's transfer agency fees.
Expense reimbursement Dodge & Cox has contractually agreed, through April 30, 2029, to waive management fees or reimburse the Fund for ordinary expenses to the extent necessary to maintain the net ordinary expense ratio at 0.70%. This agreement cannot be terminated prior to April 30, 2029, other than by resolution of the Board of Trustees. For purposes of the foregoing, ordinary expenses do not include nonrecurring shareholder account fees, fees and expenses associated with Fund shareholder meetings, fees on portfolio transactions such as exchange fees, dividends and interest on short positions, fees and expenses of pooled investment vehicles that are held by the Fund, interest expenses and other fees and expenses related to any borrowings, taxes, brokerage fees and commissions and other costs and expenses relating to the acquisition and disposition of Fund investments, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business, such as litigation expenses. The term of the agreement will automatically renew for subsequent three-year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term. The agreement does not permit Dodge & Cox to recoup any fees waived or payments made to the Fund for a prior year.
Fund officers and trustees All officers and certain trustees of the Trust are officers or employees of Dodge & Cox. The Trust pays a fee only to those trustees who are not affiliated with Dodge & Cox.
Share ownership At June 30, 2026, Dodge & Cox Balanced Fund, another series of the Trust which is managed by Dodge & Cox, owned 22.0% of the Fund's outstanding shares.
Note 4: Income Tax Information and Distributions to Shareholders
A provision for federal income taxes is not required since the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. Distributions are determined in accordance with income tax regulations, and such amounts may differ from net investment income and realized gains for financial reporting purposes. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. Financial reporting records are adjusted for permanent book to tax differences at year end to reflect tax character. Book to tax differences are primarily due to differing treatments of wash sales, passive foreign investment companies, foreign currency realized gain (loss), foreign capital gains tax, passive foreign investment companies, certain corporate action transactions, derivatives, and distributions.
Distributions during the periods noted below were characterized as follows for federal income tax purposes:
	Six Months Ended June 30, 2026	Year Ended December 31, 2025
Ordinary income	$—	$23,136,339
	($— per share)	($0.318 per share)
Long-term capital gain	$—	$982,203
	($— per share)	($0.014 per share)
The components of distributable earnings on a tax basis are reported as of the Fund's most recent year end. At December 31, 2025, the tax basis components of distributable earnings were as follows:
Undistributed ordinary income	$3,262,191
Undistributed long-term capital gain	4,959,182
Net unrealized appreciation	150,501,773
Total distributable earnings	$158,723,146
At June 30, 2026, unrealized appreciation and depreciation for investments and derivatives based on cost for federal income tax purposes were as follows:
Tax cost	$1,158,463,499
Unrealized appreciation	398,575,183
Unrealized depreciation	(93,920,503)
Net unrealized appreciation	304,654,680
Fund management has reviewed the tax positions for open periods (three years and four years, respectively, from filing the Fund’s federal and state tax returns) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.
Dodge & Cox Emerging Markets Stock Fund ■ PAGE 12

Notes to Financial Statements (unaudited)
Note 5: Loan Facilities
Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund may participate in an interfund lending facility (Facility). The Facility allows the Fund to borrow money from or loan money to the Funds. Loans under the Facility are made for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest on borrowings is the average of the current repurchase agreement rate and the bank loan rate. There was no activity in the Facility during the period.
All Funds in the Trust participate in a $500 million committed credit facility (Line of Credit) with State Street Bank and Trust Company, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The maximum amount available to the Fund is $250 million. Each Fund pays an annual commitment fee on its pro-rata portion of the Line of Credit. For the six months ended June 30, 2026, the Fund’s commitment fee amounted to $1,728 and is reflected as a Miscellaneous Expense in the Statement of Operations. Interest on borrowings is charged at the prevailing rate. There were no borrowings on the Line of Credit during the period.
Note 6: Purchases and Sales of Investments
For the six months ended June 30, 2026, purchases and sales of securities, other than short-term securities, aggregated to $469,342,624 and $142,646,109, respectively.
Note 7: Subsequent Events
Fund management has determined that no material events or transactions occurred subsequent to June 30, 2026, and through the date of the Fund’s financial statements issuance, which require disclosure in the Fund’s financial statements.
PAGE 13 ■ Dodge & Cox Emerging Markets Stock Fund

Financial Highlights (unaudited)
Selected Data and Ratios (for a share outstanding throughout each period)	Six Months Ended June 30,	Year Ended December 31,				Period from May 11, 2021 (Inception) to December 31,
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.72	$8.70	$8.25	$7.42	$8.89	$10.00
Income from investment operations:
Net investment income	0.11	0.20	0.17	0.14	0.14	0.07
Net realized and unrealized gain (loss)	2.71	3.15	0.45	0.85	(1.47)	(1.06)
Total from investment operations	2.82	3.35	0.62	0.99	(1.33)	(0.99)
Distributions to shareholders from:
Net investment income	—	(0.24)	(0.17)	(0.16)	(0.14)	(0.12)
Net realized gain	—	(0.09)	—	—	—	—
Total distributions	—	(0.33)	(0.17)	(0.16)	(0.14)	(0.12)
Net asset value, end of period	$14.54	$11.72	$8.70	$8.25	$7.42	$8.89
Total return	24.06%	38.62%	7.50%	13.37%	(14.91)%	(9.82)%
Ratios/supplemental data:
Net assets, end of period (millions)	$1,460	$882	$377	$296	$173	$161
Ratio of expenses to average net assets	0.70%(a)	0.70%	0.72%	0.70%	0.70%	0.70%(a)
Ratio of expenses to average net assets, before reimbursement by investment manager	0.73%(a)	0.82%	0.95%	1.08%	1.25%	1.52%(a)
Ratio of net investment income to average net assets	2.38%(a)	2.43%	2.41%	2.13%	2.22%	1.61%(a)
Portfolio turnover rate	13%	23%	23%	22%	33%	7%
(a)	Annualized
See accompanying Notes to Financial Statements
Dodge & Cox Emerging Markets Stock Fund ■ PAGE 14

Board Approval of Funds’ Investment Advisory Agreement
(unaudited)
On June 10, 2026, the Board of Trustees (the “Board”) of the Dodge & Cox Funds (the “Trust”), including the members of the Board who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), voted to continue the Investment Advisory Agreement between Dodge & Cox and the Trust (the “Advisory Agreement”) in effect for an additional year beginning July 1, 2026 for each series of the Trust (each a “Fund”). Prior to the Board’s vote, the Trust’s Contract Review Committee, consisting solely of the Independent Trustees, met with independent counsel to the Independent Trustees on May 7 and June 9, 2026, to discuss whether the Investment Advisory Agreement should be continued. At its June 10, 2026 meeting, the Board, including the Independent Trustees, concluded that the Investment Advisory Agreement is fair and reasonable. In considering the Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor or particular information as all-important or controlling. In reaching the decision to continue the Investment Advisory Agreement in effect, the Board considered several factors, and reached the conclusions, described below:
Nature, Extent and Quality of Services Provided by Dodge & Cox
■ The Board considered the nature, extent and quality of the services provided by Dodge & Cox to each Fund under the Advisory Agreement. This consideration included, among other things, Dodge & Cox’s investment process and philosophy; the education and experience of the principal personnel of Dodge & Cox who provide such services; the other resources that Dodge & Cox uses in managing the Funds’ portfolios; Dodge & Cox’s record of compliance with the Funds’ investment policies and restrictions and relevant regulatory and tax compliance requirements; and such matters as Dodge & Cox’s business continuity planning and insurance coverage.
■ The Board concluded that the nature, extent and quality of the services Dodge & Cox provides are consistent with the terms of the Advisory Agreement and support the recommendation to continue the Advisory Agreement in effect for an additional year.
■ The Board also took note of the nature, extent and quality of the services that Dodge & Cox provides to the Funds and their shareholders under a separate Administrative and Shareholder Services Agreement. Although that agreement does not require Board approval on an annual basis, the services provided thereunder are an important part of the Funds’ overall relationship with Dodge & Cox, and the Board’s understanding and assessment of those services (including which Dodge & Cox services are provided pursuant to which agreement) were relevant factors in its decision to approve continuation of the Advisory Agreement.
Investment Performance
■ The Board reviewed information regarding the total return of each Fund over the most recent 1-, 3-, 5-, 10- and 20-year periods, as applicable (or since Fund inception, if shorter). The Board compared these returns to those of the Fund’s broad-based securities market index and, for the Dodge & Cox Stock, Balanced, International Stock and Global Stock Funds, other indexes provided by Dodge & Cox. The Board also considered the volatility of the Funds’ investment returns over various time horizons, including volatility data provided by Broadridge Financial Solutions (“Broadridge”).
■ In addition, the Board reviewed a report prepared by Broadridge comparing each Fund’s performance with the performance of other mutual funds in the Fund’s broad Morningstar category (as modified by Broadridge to include only those funds that have similar share class and expense characteristics to such Fund, the “Morningstar custom category”), as well as with the performance of a smaller peer group of funds identified by Broadridge (such Fund’s “peer group”). The Board received information regarding the methodology and process underlying the construction of the Morningstar custom categories and Broadridge peer groups, and any changes in the methodology from prior years. The Board also reviewed a report prepared by Dodge & Cox comparing each Fund’s performance to the composite performance of other accounts (if any) managed by Dodge & Cox using the same investment approach as the Fund. This information regarding the performance of other mutual funds and of other accounts managed by Dodge & Cox provided helpful context for the Board’s evaluation of the Funds’ performance.
■ The Board concluded that the investment performance and volatility experienced by each Fund were consistent with Dodge & Cox’s long-term, value-oriented, fundamental, active investment style and support the recommendation to continue the Advisory Agreement in effect for an additional year.
Fees and Expense Ratios
■ The Board reviewed a comparison prepared by Broadridge of the net expense ratio of each Fund (including the separate expense ratios of the two share classes of those Funds that have a dual class structure), and the various elements of those expense ratios, to those of mutual funds in (1) the Fund’s Morningstar custom category and (2) the Fund’s peer group.
■ For each Fund for which such a comparison is relevant, the Board reviewed information regarding the fee rates Dodge & Cox charges for managing other accounts using the same investment approach as the Fund. In light of the fact that such other accounts may be charged lower fee rates than a Fund, the Board took note of the broader scope of services that Dodge & Cox provides to the Funds than to separate accounts and sub-advised funds, as well as differences in regulatory, litigation, and other risks associated with sponsoring a mutual fund as compared to managing separate accounts or sub-advising another sponsor’s mutual fund, and
PAGE 15 ■ Dodge & Cox Emerging Markets Stock Fund

certain characteristics of the market for institutional separate account management services.
■ The Board concluded, after discussion and based on all the relevant information it received, that the advisory fee rate that each Fund pays to Dodge & Cox under the Advisory Agreement is reasonable in relation to the scope and quality of the services that Dodge & Cox provides to such Fund thereunder.
■ In assessing the Funds’ expense ratios and the fees the Funds pay to Dodge & Cox, the Board took note of and discussed with Dodge & Cox changes over the past several years in the competitive landscape for asset management services. The Board anticipates further changes in the competitive landscape and will continue to monitor and assess the Funds’ competitive position.
Costs of Services Provided and Profits Realized by Dodge & Cox from its Relationship to the Funds
■ Dodge & Cox informed the Board that: (i) it operates as a unified business, with most employees providing services to support the firm and its clients across multiple strategies and/or products, and (ii) the firm does not utilize cost accounting to allocate expenses across lines of business or across the Funds for management purposes. Also, Dodge & Cox informed the Board that the firm is owned exclusively by its senior managers and other active employees, and generally distributes substantially all of its net revenues each year to its employees, either as compensation or as a combination of compensation and distributions with respect to the shares they own in the firm. Consequently, Dodge & Cox provided the Board with data to consider Fund-level profitability using several different possible methodologies.
■ The Board believes that Dodge & Cox’s commitment to employee ownership of the firm enhances its ability to attract and retain key investment and other management professionals and reinforces a long-term perspective on the management of the firm and the Funds, which the Board believes aligns well with the interests of the Funds and their shareholders.
■ The Board noted that the employee-shareholders of Dodge & Cox give up a substantial stock value (which would be taxed at long-term capital gains rates) as a consequence of the firm’s independence from outside ownership; the estimated market value of the company would likely be substantially in excess of its book value.
■ The Board also considered that Dodge & Cox’s fee revenues from the Funds fluctuate from year to year based on changes in the aggregate net assets of the Funds, and that the firm has continued to invest in improved systems, additional compliance resources, and enhanced research capabilities despite these fluctuations. The Board noted that Dodge & Cox pays for certain services with respect to the Funds, including transfer agency fees and expenses.
■ The Board considered that there is no one way that Dodge & Cox is required to calculate its profit margins associated with the Funds and concluded that the profitability data provided by Dodge & Cox was based upon a reasonable range of assumptions and methodologies. The Board also concluded that Dodge & Cox’s profits with respect to each Fund are reasonable and that its overall profits are a key part of its independence, stability and long-term investment performance.
Economies and Benefits of Scale
■ The Board considered whether there have been economies or benefits of scale as the Funds have grown over the longer term, and whether fee levels reflect economies of scale for the benefit of Fund investors. In the Board’s view, any consideration of economies of scale must take account of the relatively low overall fee and expense structure of the Funds. The Funds generally rank favorably when compared to their Broadridge custom categories and peer groups, on a net expense ratio basis.
■ Dodge & Cox has built economies of scale into its fee structure by charging relatively low fees at the beginning of operations. A comparison of the Funds’ advisory fee rates to those of many otherwise comparable funds that employ fee “breakpoints” shows that the Funds’ advisory fee rates are in general relatively lower from the first dollar. As a result of their straightforward share class and fee structure and relatively low total expenses, the Funds provide small investors with access to professional, active portfolio management and related services at a reasonable cost. In addition to building economies of scale into its fee rates from the first dollar of each Fund’s assets, Dodge & Cox has capped the expenses borne by certain Funds in their early years of operations when those Funds are not yet operating at scale. The Dodge & Cox Global Bond Fund has benefited from such an expense cap since its inception in 2014, as has the Dodge & Cox Emerging Markets Stock Fund since its inception in 2021. Dodge & Cox agreed to continue expense caps for those Funds, and for the X share class of each of the other Funds, through April 30, 2029. Dodge & Cox has also agreed, through April 30, 2027, to cap the Dodge & Cox Balanced Fund’s expenses to the extent necessary to offset its proportionate share of the net operating expenses of any other Fund in which the Dodge & Cox Balanced Fund invests.
■ Over the years, Dodge & Cox has voluntarily forgone opportunities for growth in its assets under management and revenues in order to protect the Funds’ ability to achieve investment returns for shareholders. Dodge & Cox closed the Dodge & Cox International Stock Fund for a number of years beginning in 2015 and previously closed other Funds and limited the growth of its separate account business during periods of high growth—to Dodge & Cox’s economic detriment—and continues to closely monitor the size of the Funds.
Dodge & Cox Emerging Markets Stock Fund ■ PAGE 16

■ The Board also noted that Dodge & Cox has continued to make additional expenditures on staff and technology to enable it to enhance its investment processes and to implement effectively the Funds’ strategies. The Board also considered that there may be certain diseconomies of scale associated with managing very large asset pools such as several of the Funds, insofar as certain of the costs or risks associated with managing the Funds potentially increase at a rate that exceeds the rate of asset growth.
Fall-Out Benefits and Other Matters
■ The Board concluded that any “fall-out” benefits derived by Dodge & Cox from its relationship with the Funds are not a significant issue.
■ The Board considered the information provided regarding any conflicts of interest present and Dodge & Cox’s efforts to mitigate such conflicts.
■ The Board considered that the Funds have never been a defendant in any litigation.
PAGE 17 ■ Dodge & Cox Emerging Markets Stock Fund

2026
June 30, 2026

Financial Statements and Other Information

Balanced Fund | Class I (dodbx) | Class X (doxbx)
ESTABLISHED 1931
06/26 BF SAR

Portfolio of Investments (unaudited) June 30, 2026
Common Stocks: 63.8%
		Shares	Value
Communication Services: 5.3%
Media & Entertainment: 4.3%
Alphabet, Inc., Class A		399,500	$142,769,315
Alphabet, Inc., Class C		636,800	225,000,544
Charter Communications, Inc., Class A(a)		799,249	113,661,201
Fox Corp., Class A		295,133	15,394,137
Fox Corp., Class B		103,780	4,861,055
Meta Platforms, Inc., Class A		224,500	126,458,605
Versant Media Group, Inc., Class A		199,309	7,177,117
			635,321,974
Telecommunication Services: 1.0%
Comcast Corp., Class A		4,982,748	122,326,463
T-Mobile U.S., Inc.		191,600	32,137,068
			154,463,531
			789,785,505
Consumer Discretionary: 2.5%
Consumer Discretionary Distribution & Retail: 1.5%
Alibaba Group Holding, Ltd. ADR (China)		625,600	60,045,088
Amazon.com, Inc.(a)		696,000	165,884,640
			225,929,728
Consumer Durables & Apparel: 0.2%
VF Corp.		1,690,100	28,190,868
Consumer Services: 0.8%
Booking Holdings, Inc.		610,000	108,726,400
			362,846,996
Consumer Staples: 2.3%
Food, Beverage & Tobacco: 2.3%
Anheuser-Busch InBev SA/NV ADR (Belgium)		1,843,700	151,920,880
Archer-Daniels-Midland Co.		581,600	44,434,240
Imperial Brands PLC ADR (United Kingdom)		2,790,400	103,691,264
Molson Coors Beverage Co., Class B		1,135,414	44,235,729
			344,282,113
Energy: 2.1%
Baker Hughes Co., Class A		1,660,900	92,179,950
ConocoPhillips		421,424	43,811,239
Occidental Petroleum Corp.		3,558,315	172,827,360
			308,818,549
Financials: 14.8%
Banks: 3.8%
Banco Santander SA (Spain)	EUR	9,241,200	127,843,940
BNP Paribas SA ADR (France)		2,691,100	156,810,397
Credicorp, Ltd. (Peru)		111,097	43,281,169
First Citizens BancShares, Inc., Class A		25,200	52,435,908
HDFC Bank, Ltd. ADR (India)		3,320,800	85,776,264
Wells Fargo & Co.		1,232,442	101,849,007
			567,996,685
Financial Services: 7.6%
Brookfield Corp. (Canada)		2,322,900	98,932,311
Capital One Financial Corp.		410,426	82,339,664
Fidelity National Information Services, Inc.		2,834,600	110,209,248
Fiserv, Inc.(a)		3,086,500	151,392,825

		Shares	Value
KKR & Co., Inc.		498,100	$45,715,618
LPL Financial Holdings, Inc.		255,400	71,941,072
The Bank of New York Mellon Corp.		596,492	86,258,708
The Charles Schwab Corp.		3,341,100	308,283,297
Visa, Inc., Class A		275,600	94,555,604
XP, Inc., Class A (Brazil)		3,967,400	64,509,924
			1,114,138,271
Insurance: 3.4%
AIA Group, Ltd. ADR (Hong Kong)		2,700,900	98,825,931
Aon PLC, Class A		357,700	118,645,513
Arthur J Gallagher & Co.		462,994	106,289,533
MetLife, Inc.		1,212,390	102,580,318
Willis Towers Watson PLC		276,984	72,395,308
			498,736,603
			2,180,871,559
Health Care: 17.4%
Health Care Equipment & Services: 8.5%
Baxter International, Inc.		2,693,100	57,416,892
CVS Health Corp.		3,243,400	335,529,730
Fresenius Medical Care AG ADR (Germany)		3,826,910	86,526,435
GE HealthCare Technologies, Inc.		1,702,100	108,951,421
Humana, Inc.		578,900	229,950,658
Medtronic PLC		623,700	48,792,051
The Cigna Group		628,165	173,172,527
UnitedHealth Group, Inc.		378,072	157,138,066
Zimmer Biomet Holdings, Inc.		673,500	57,981,615
			1,255,459,395
Pharmaceuticals, Biotechnology & Life Sciences: 8.9%
Alnylam Pharmaceuticals, Inc.(a)		53,400	16,075,002
Avantor, Inc.(a)		6,317,700	62,545,230
Bayer AG ADR (Germany)		5,953,600	81,564,320
BioMarin Pharmaceutical, Inc.(a)		955,200	54,656,544
Danaher Corp.		16,532	3,149,015
Elanco Animal Health, Inc.(a)		5,108,800	125,727,568
Gilead Sciences, Inc.		1,030,180	130,152,941
GSK PLC ADR (United Kingdom)		3,447,095	180,696,720
Haleon PLC ADR (United Kingdom)		11,685,813	109,028,635
Incyte Corp.(a)		1,126,600	127,711,376
Neurocrine Biosciences, Inc.(a)		304,000	51,234,640
Novo Nordisk A/S ADR, Class B (Denmark)		1,275,900	61,166,646
Regeneron Pharmaceuticals, Inc.		237,800	148,277,812
Sanofi SA ADR (France)		1,673,465	71,390,017
Thermo Fisher Scientific, Inc.		163,000	81,721,680
			1,305,098,146
			2,560,557,541
Industrials: 7.0%
Capital Goods: 5.2%
Carrier Global Corp.		843,000	61,834,050
Daikin Industries, Ltd. (Japan)	JPY	355,000	53,924,233
Fortive Corp.		2,320,228	141,742,728
Johnson Controls International PLC		1,086,114	158,692,117
RTX Corp.		1,076,200	204,187,426
Sunbelt Rentals Holdings, Inc.		1,940,900	145,198,729
			765,579,283
PAGE 1 ■  Dodge & Cox Balanced FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2026
Common Stocks (continued)
		Shares	Value
Commercial & Professional Services: 0.6%
TransUnion		1,222,300	$88,176,722
Transportation: 1.2%
FedEx Corp.		250,434	78,418,399
Fedex Freight Holding Co., Inc.(a)		372,467	56,242,517
Norfolk Southern Corp.		135,900	42,752,781
			177,413,697
			1,031,169,702
Information Technology: 6.1%
Semiconductors & Semiconductor Equipment: 2.3%
Microchip Technology, Inc.		210,987	19,242,015
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	TWD	4,194,100	322,059,257
			341,301,272
Software & Services: 2.4%
Adobe, Inc.(a)		133,500	27,370,170
Cognizant Technology Solutions Corp., Class A		458,000	17,738,340
Microsoft Corp.		474,300	176,923,386
Roper Technologies, Inc.		376,100	127,268,479
			349,300,375
Technology, Hardware & Equipment: 1.4%
HP, Inc.		1,800,230	39,497,046
Ralliant Corp.		628,653	46,287,720
TE Connectivity PLC (Switzerland)		390,136	78,655,319
Teledyne Technologies, Inc.(a)		64,100	42,748,290
			207,188,375
			897,790,022
Materials: 2.6%
Air Products & Chemicals, Inc.		438,109	128,444,797
Akzo Nobel NV ADR (Netherlands)		2,126,200	48,052,120
Celanese Corp.		815,032	37,491,472
Glencore PLC (Australia)	GBP	11,481,700	78,313,046
International Flavors & Fragrances, Inc.		1,186,400	93,986,608
			386,288,043
Real Estate: 1.9%
Equity Real Estate Investment Trusts (Reits): 1.9%
Gaming & Leisure Properties, Inc. REIT		1,086,054	48,361,985
SBA Communications Corp. REIT, Class A		730,800	128,956,968
Sun Communities, Inc. REIT		854,400	102,451,104
			279,770,057
Utilities: 1.8%
American Electric Power Co., Inc.		795,600	108,846,036
Dominion Energy, Inc.		2,265,800	154,731,482
			263,577,518
Total Common Stocks (Cost $7,224,249,405)			$9,405,757,605
Debt Securities: 31.5%
	Par Value	Value
U.S. Treasury: 3.0%
U.S. Treasury Inflation Indexed
2.50% 1/15/29(b)	$41,867,820	$42,391,244
1.625% 10/15/29(b)	176,697,690	175,450,210

	Par Value	Value
1.50% 2/15/53(b)	$16,637,748	$12,634,248
2.375% 2/15/55(b)	23,673,661	21,777,282
U.S. Treasury Note/Bond
4.375% 5/15/36	22,052,000	21,934,849
4.625% 2/15/46	16,308,000	15,653,132
5.00% 5/15/46	4,065,000	4,095,487
4.25% 8/15/54	54,451,000	48,614,533
4.50% 11/15/54	6,805,000	6,334,764
4.75% 8/15/55	19,331,000	18,756,356
4.625% 11/15/55	85,809,000	81,639,219
		449,281,324
Government-Related: 1.5%
Agency: 0.6%
Petroleos Mexicanos (Mexico)
6.70% 2/16/32	38,299,000	38,637,908
6.375% 1/23/45	10,725,000	9,141,999
6.75% 9/21/47	11,625,000	9,950,535
7.69% 1/23/50	38,545,000	35,951,272
		93,681,714
Local Authority: 0.5%
State of California GO
7.55% 4/1/39	6,600,000	7,833,629
7.625% 3/1/40	23,400,000	27,636,100
State of Illinois GO
5.10% 6/1/33	31,385,098	31,706,472
		67,176,201
Sovereign: 0.4%
Colombia Government International (Colombia)
5.375% 1/21/29	3,000,000	2,990,100
7.375% 4/25/30	4,925,000	5,188,487
6.125% 1/21/31	3,000,000	3,025,350
7.75% 11/7/36	9,425,000	10,263,825
Mexico Government International (Mexico)
4.75% 4/27/32	12,350,000	11,831,300
5.625% 2/9/34	12,150,000	11,955,600
6.875% 5/13/37	11,150,000	11,682,970
		56,937,632
		217,795,547
Securitized: 15.4%
Asset-Backed: 3.3%
Auto Loan: 1.3%
Ford Credit Auto Owner Trust
Series 2023-B A3, 5.23% 5/15/28	3,015,226	3,025,177
Series 2024-B A3, 5.10% 4/15/29	10,116,162	10,172,553
Series 2026-B A3, 4.39% 2/15/31	24,318,000	24,291,700
GM Financial Consumer Automobile Receivables Trust
Series 2024-4 A3, 4.40% 8/16/29	11,628,016	11,637,862
Series 2025-4 A3, 3.84% 2/18/31	4,254,000	4,211,423
Honda Auto Receivables Owner Trust
Series 2024-4 A3, 4.33% 5/15/29	11,058,234	11,062,428
Series 2025-4 A3, 3.98% 6/17/30	5,992,000	5,947,615
Series 2025-2 A4, 4.28% 8/15/31	12,871,000	12,813,490
Hyundai Auto Receivables Trust
Series 2024-B A3, 4.84% 3/15/29	27,425,804	27,508,540
Series 2025-A A3, 4.32% 10/15/29	3,466,000	3,467,593
Toyota Auto Receivables Owner Trust
Series 2024-C A3, 4.88% 3/15/29	10,235,010	10,275,990
See accompanying Notes to Financial StatementsDodge & Cox Balanced Fund ■  PAGE 2

Portfolio of Investments (unaudited) June 30, 2026
Debt Securities (continued)
	Par Value	Value
Series 2024-D A3, 4.40% 6/15/29	$3,013,468	$3,015,094
Series 2025-B A4, 4.49% 6/17/30	15,302,000	15,283,509
Volkswagen Auto Loan Enhanced Trust
Series 2025-1 A3, 4.50% 8/20/29	21,413,000	21,456,460
Series 2025-2 A3, 3.92% 3/20/30	35,156,000	34,853,665
		199,023,099
Federal Agency: 0.0%
Small Business Admin. - 504 Program
Series 2007-20F 1, 5.71% 6/1/27	61,110	61,376
		61,376
Other: 0.1%
Rio Oil Finance Trust (Brazil)
9.75% 1/6/27(c)	4,050,344	4,105,229
8.20% 4/6/28(c)	4,599,950	4,706,563
		8,811,792
Student Loan: 1.9%
ECMC Group Student Loan Trust
United States 30 Day Average SOFR
+1.05%, Series 2025-2A A, 4.678% 11/25/74(c)	4,669,618	4,660,374
Navient Student Loan Trust
United States 30 Day Average SOFR
+1.264%, Series 2016-7A A, 4.892% 3/25/66(c)	22,819,241	23,041,146
+1.414%, Series 2016-6A A3, 5.042% 3/25/66(c)	15,932,979	16,158,547
+0.914%, Series 2017-5A A, 4.542% 7/26/66(c)	3,288,516	3,274,552
+1.264%, Series 2017-1A A3, 4.892% 7/26/66(c)	3,460,611	3,492,143
+1.164%, Series 2017-2A A, 4.792% 12/27/66(c)	4,997,828	5,060,322
+0.864%, Series 2018-2A A3, 4.492% 3/25/67(c)	50,821,108	50,738,554
+1.114%, Series 2019-2A A2, 4.742% 2/27/68(c)	2,224,441	2,231,219
+0.814%, Series 2016-1A A, 4.442% 2/25/70(c)	3,503,057	3,486,019
+0.664%, Series 2021-2A A1B, 4.292% 2/25/70(c)	9,737,430	9,642,642
Sallie Mae Resecuritization FFELP Student Loan Trust
United States 90 Day Average SOFR
+0.371%, Series 2026-1A 74A5, 4.04% 4/26/76(c)	38,697,746	36,954,374
+0.391%, Series 2026-2A 58A5, 4.06% 7/28/76(c)	19,993,000	19,517,516
+0.381%, Series 2026-2A 676A, 4.05% 7/28/76(c)	7,882,093	7,648,640
SLM Student Loan Trust
United States 30 Day Average SOFR
+0.914%, Series 2012-5 A3, 4.542% 1/25/75	28,684,075	28,636,419

	Par Value	Value
United States 90 Day Average SOFR
+0.861%, Series 2005-9 A7A, 4.53% 1/25/41	$2,586,724	$2,577,831
+0.431%, Series 2006-2 A6, 4.10% 1/25/41	5,292,144	5,147,023
+0.421%, Series 2006-8 A6, 4.09% 1/25/41	2,870,297	2,794,060
+0.811%, Series 2004-3A A6B, 4.48% 10/25/64(c)	11,436,586	11,449,829
SMB Private Education Loan Trust (Private Loans)
Series 2018-B A2A, 3.60% 1/15/37(c)	1,082,298	1,076,995
Series 2023-C A1A, 5.67% 11/15/52(c)	6,588,356	6,643,427
Series 2023-A A1A, 5.38% 1/15/53(c)	9,746,709	9,776,393
Series 2023-D A1A, 6.15% 9/15/53(c)	9,052,879	9,357,100
Series 2025-A A1A, 5.13% 4/15/54(c)	7,293,094	7,293,057
Series 2024-A A1A, 5.24% 3/15/56(c)	6,930,030	6,958,687
		277,616,869
		485,513,136
CMBS: 0.0%
Agency CMBS: 0.0%
Freddie Mac Multifamily Interest Only
Series K064 X1, 0.719% 3/25/27(d)	8,146,604	20,789
Series K065 X1, 0.787% 4/25/27(d)	39,494,980	160,879
Series K066 X1, 0.854% 6/25/27(d)	33,325,197	150,933
Series K069 X1, 0.467% 9/25/27(d)	206,526,024	722,862
Series K090 X1, 0.852% 2/25/29(d)	174,324,829	2,993,210
		4,048,673
Mortgage-Related: 12.1%
CMO & REMIC: 2.7%
Dept. of Veterans Affairs
Series 2002-1 2J, 6.50% 8/15/31	1,185,095	1,206,584
Fannie Mae
Trust 2002-33 A1, 7.00% 6/25/32	507,160	510,710
Trust 2009-30 AG, 6.50% 5/25/39	364,116	382,182
Trust 2020-45 HD, 3.50% 7/25/40	624,698	585,574
Trust 2001-T7 A1, 7.50% 2/25/41	425,591	434,387
Trust 2001-T5 A3, 7.50% 6/19/41(d)	258,874	263,814
Trust 2001-T4 A1, 7.50% 7/25/41	409,798	420,931
Trust 2001-T8 A1, 7.50% 7/25/41	314,150	325,083
Trust 2001-W3 A, 7.00% 9/25/41(d)	190,472	190,776
Trust 2001-T10 A2, 7.50% 12/25/41	206,651	209,404
Trust 2013-106 MA, 4.00% 2/25/42	1,920,072	1,900,693
Trust 2002-W6 2A1, 7.00% 6/25/42(d)	350,906	348,807
Trust 2002-W8 A2, 7.00% 6/25/42	568,338	590,764
Trust 2003-W2 1A2, 7.00% 7/25/42	434,569	449,072
Trust 2003-W2 1A1, 6.50% 7/25/42	850,082	878,022
Trust 2003-W4 4A, 4.965% 10/25/42(d)	387,859	391,219
Trust 2012-121 NB, 7.00% 11/25/42	384,017	402,173
Trust 2013-19 ZA, 3.50% 3/25/43	14,999,626	13,993,726
Trust 2004-T1 1A2, 6.50% 1/25/44	262,850	267,222
Trust 2004-W2 5A, 7.50% 3/25/44	264,707	271,396
PAGE 3 ■  Dodge & Cox Balanced FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2026
Debt Securities (continued)
	Par Value	Value
Trust 2004-W8 3A, 7.50% 6/25/44	$45,851	$46,531
Trust 2005-W4 1A2, 6.50% 8/25/45	664,491	682,153
Trust 2009-11 MP, 7.00% 3/25/49	889,023	948,266
United States 30 Day Average SOFR
+0.664%, Trust 2013-98 FA, 4.292% 9/25/43	1,556,671	1,547,204
Freddie Mac
Series T-48 1A4, 5.538% 7/25/33	9,526,717	9,567,826
Series T-51 1A, 6.50% 9/25/43(d)	95,933	97,678
Series T-59 1A1, 6.50% 10/25/43	3,246,788	3,283,105
Series 4281 BC, 4.50% 12/15/43(d)	9,351,971	9,190,073
Series 4384 DZ, 2.50% 9/15/44	17,724,116	15,699,338
Series 4680 GZ, 3.50% 3/15/47	14,338,577	13,213,930
United States 30 Day Average SOFR
+0.85%, Series 5524 FM, 4.478% 4/25/55	39,236,439	39,419,312
+0.9%, Series 5572 FA, 4.528% 9/25/55	43,694,781	43,591,417
+0.724%, Series 314 F2, 4.317% 9/15/43	3,860,007	3,851,221
Ginnie Mae
CME Term SOFR 1 Month
+0.734%, Series 2014-H18 FA, 4.381% 9/20/64	378,429	379,112
+0.814%, Series 2020-H02 FA, 4.461% 1/20/70	13,316,494	13,352,423
+0.764%, Series 2020-H01 FV, 4.411% 1/20/70	18,270,111	18,372,623
United States 30 Day Average SOFR
+0.55%, Series 2022-H04 FG, 4.159% 2/20/67	2,303,781	2,305,821
+0.8%, Series 2023-H05 FJ, 4.409% 2/20/68	14,955,720	15,005,575
+0.41%, Series 2022-H06 FC, 4.019% 8/20/68	20,686,174	20,642,173
+1.02%, Series 2023-H08 FE, 4.629% 8/20/71	21,190,781	21,500,060
+1%, Series 2022-H20 FB, 4.609% 8/20/71	27,158,057	27,518,692
+0.82%, Series 2022-H04 HF, 4.429% 2/20/72	6,030,603	6,080,584
+0.67%, Series 2022-H09 FA, 4.279% 4/20/72	20,241,356	20,314,630
+0.74%, Series 2022-H09 FC, 4.349% 4/20/72	24,911,418	25,067,683
+0.97%, Series 2022-H11 EF, 4.579% 5/20/72	13,995,186	14,183,779
CME Term SOFR 12 Month
+1.015%, Series 2017-H03 F, 4.541% 1/20/67	3,096,527	3,112,742
+0.945%, Series 2017-H20 BF, 4.712% 10/20/67	4,799,492	4,821,711
+0.945%, Series 2017-H20 FG, 4.712% 10/20/67	3,084,051	3,099,931
+0.775%, Series 2018-H02 GF, 4.202% 12/20/67	9,567,428	9,572,691
+0.795%, Series 2018-H08 GF, 4.527% 5/20/68	3,415,465	3,423,476
+0.965%, Series 2018-H13 BF, 4.832% 6/20/68	11,094,179	11,196,072

	Par Value	Value
+0.995%, Series 2019-H04 EF, 4.486% 11/20/68	$14,320,369	$14,418,526
+0.965%, Series 2019-H01 FV, 4.491% 12/20/68	1,630,805	1,641,918
		401,170,815
Federal Agency Mortgage Pass-Through: 9.4%
Fannie Mae, 15 Year
4.50% 1/1/27	3	3
3.50%, 1/1/27 - 12/1/29	533,041	526,455
Fannie Mae, 20 Year
4.00%, 11/1/30 - 2/1/37	7,671,321	7,499,246
4.50%, 1/1/31 - 12/1/34	8,130,315	8,072,668
3.50%, 4/1/36 - 4/1/37	5,303,842	5,099,657
2.50% 4/1/42	30,983,436	27,480,205
Fannie Mae, 30 Year
6.50%, 12/1/28 - 8/1/39	2,735,798	2,849,395
5.50%, 7/1/33 - 8/1/37	2,114,041	2,136,504
6.00%, 9/1/36 - 8/1/37	2,377,691	2,445,589
7.00% 8/1/37	98,110	103,608
4.50%, 3/1/40 - 1/1/55	107,301,432	103,097,553
5.00%, 12/1/48 - 3/1/49	2,370,893	2,373,648
2.50%, 6/1/50 - 10/1/50	102,902,242	87,734,475
2.00%, 9/1/50 - 12/1/50	75,808,081	61,879,516
3.00% 3/1/52	25,928,125	22,915,252
3.50%, 4/1/52 - 8/1/52	279,667,516	255,322,146
4.00%, 5/1/52 - 7/1/53	138,249,328	129,579,108
Fannie Mae, 40 Year
4.50% 6/1/56	11,269,237	10,732,270
Fannie Mae, Hybrid ARM
5.988% 9/1/34(d)	135,271	138,004
5.622% 12/1/34(d)	109,698	110,494
5.915% 1/1/35(d)	182,736	186,387
5.705% 1/1/35(d)	175,614	181,995
6.318% 8/1/35(d)	86,658	88,467
5.851% 5/1/37(d)	358,670	366,527
6.28% 11/1/40(d)	156,036	160,552
6.193% 12/1/40(d)	337,503	347,740
5.972% 11/1/43(d)	562,995	583,170
5.764% 4/1/44(d)	916,732	947,057
6.032% 11/1/44(d)	1,249,748	1,297,127
5.975% 12/1/44(d)	1,124,728	1,167,181
6.34% 9/1/45(d)	351,326	362,502
5.932% 12/1/45(d)	702,279	726,357
5.874% 1/1/46(d)	381,616	392,569
5.887% 4/1/46(d)	819,411	856,957
2.544% 12/1/46(d)	2,164,342	2,244,200
6.153% 6/1/47(d)	359,073	372,723
6.235% 7/1/47(d)	529,808	550,206
6.283% 8/1/47(d)	1,147,427	1,193,443
6.147% 1/1/49(d)	706,480	738,142
1.945% 4/1/52(d)	12,327,754	11,734,505
1.934% 4/1/52(d)	30,083,494	27,083,894
2.317% 4/1/52(d)	17,860,118	16,271,675
2.582% 7/1/52(d)	14,775,808	13,599,002
4.533% 6/1/56(d)	9,159,000	9,060,455
Freddie Mac, Hybrid ARM
6.185% 5/1/34(d)	182,938	186,825
6.125% 10/1/35(d)	261,106	268,260
5.639% 4/1/37(d)	469,838	482,618
6.563% 9/1/37(d)	365,203	377,204
6.634% 1/1/38(d)	94,361	96,433
6.194% 2/1/38(d)	282,861	292,007
6.627% 7/1/38(d)	38,937	40,263
6.124% 10/1/38(d)	94,969	96,571
See accompanying Notes to Financial StatementsDodge & Cox Balanced Fund ■  PAGE 4

Portfolio of Investments (unaudited) June 30, 2026
Debt Securities (continued)
	Par Value	Value
6.22% 10/1/41(d)	$63,372	$65,514
6.371% 8/1/42(d)	499,002	519,500
5.913% 5/1/44(d)	1,391,645	1,438,182
5.985% 5/1/44(d)	67,551	69,377
5.99% 6/1/44(d)	363,372	372,087
6.245% 6/1/44(d)	365,791	379,153
6.143% 1/1/45(d)	967,132	1,002,217
6.355% 10/1/45(d)	637,562	661,814
6.343% 10/1/45(d)	800,707	830,626
6.255% 7/1/47(d)	377,365	389,952
6.026% 1/1/49(d)	2,170,634	2,245,800
3.279% 1/1/49(d)	6,744,202	6,634,071
5.873% 3/1/49(d)	622,724	642,062
2.308% 5/1/52(d)	11,997,551	10,882,762
2.018% 5/1/52(d)	34,029,249	30,728,552
4.133% 1/1/53(d)	7,020,147	6,928,668
Freddie Mac Gold, 20 Year
6.50% 10/1/26	9,467	9,806
4.50%, 4/1/31 - 6/1/31	1,106,485	1,102,528
Freddie Mac Gold, 30 Year
6.50%, 12/1/32 - 4/1/33	900,898	933,235
7.00%, 11/1/37 - 9/1/38	938,783	997,347
5.50% 12/1/37	122,011	125,647
6.00% 2/1/39	267,519	280,967
4.50%, 9/1/41 - 6/1/42	7,998,682	7,913,598
Freddie Mac Pool, 30 Year
2.50%, 6/1/50 - 2/1/51	98,298,979	83,853,731
2.00% 9/1/50	63,564,658	51,885,587
3.00%, 2/1/52 - 6/1/52	108,088,701	95,385,819
3.50%, 5/1/52 - 8/1/53	153,777,765	140,159,855
4.00%, 9/1/52 - 3/1/53	32,726,150	30,670,436
4.50%, 10/1/52 - 5/1/56	86,773,029	83,617,141
		1,383,174,844
		1,784,345,659
		2,273,907,468
Corporate: 11.6%
Financials: 4.3%
Bank of America Corp.
4.25% 10/22/26	2,970,000	2,970,208
4.183% 11/25/27	7,925,000	7,886,331
3.593% 7/21/28(e)	5,000,000	4,952,372
4.623% 5/9/29(e)	4,650,000	4,647,758
3.846% 3/8/37(e)	40,560,000	37,693,659
Barclays PLC (United Kingdom)
4.836% 5/9/28	4,525,000	4,528,375
5.501% 8/9/28(e)	10,750,000	10,845,370
4.521% 2/24/32(e)	7,400,000	7,228,217
5.746% 8/9/33(e)	9,500,000	9,755,446
6.224% 5/9/34(e)	2,800,000	2,945,898
BNP Paribas SA (France)
4.625% 3/13/27(c)	12,175,000	12,184,918
5.085% 5/9/31(c)(e)	4,500,000	4,524,158
2.588% 8/12/35(c)(e)	6,500,000	5,871,394
BXP, Inc.
2.75% 10/1/26	22,161,000	22,088,719
2.90% 3/15/30	7,270,000	6,772,898
3.25% 1/30/31	5,850,000	5,427,400
6.50% 1/15/34	14,850,000	15,758,387
Capital One Financial Corp.
4.927% 5/10/28(e)	10,075,000	10,099,046
7.624% 10/30/31(e)	10,600,000	11,626,054
Citigroup, Inc.
6.25% (e)(f)(g)	45,886,000	45,933,676
4.412% 3/31/31(e)	6,000,000	5,913,769

	Par Value	Value
United States 90 Day Average SOFR
+6.63%, 10.295% 10/30/40(f)	$37,080,925	$42,539,237
Elevance Health, Inc.
4.75% 2/15/30	20,000,000	20,064,753
2.25% 5/15/30	5,000,000	4,573,928
HSBC Holdings PLC (United Kingdom)
5.21% 8/11/28(e)	5,525,000	5,562,956
4.762% 3/29/33(e)	32,986,000	32,153,916
6.50% 5/2/36	17,805,000	19,372,265
6.50% 9/15/37	3,265,000	3,529,534
Humana, Inc.
6.062% 2/15/36(c)	2,400,000	2,437,821
6.887% 11/15/55(c)	2,400,000	2,515,942
JPMorgan Chase & Co.
8.75% 9/1/30(f)	25,692,000	29,441,843
2.739% 10/15/30(e)	5,000,000	4,696,144
2.956% 5/13/31(e)	16,793,000	15,679,254
4.347% 1/22/32(e)	6,275,000	6,146,867
Lloyds Banking Group PLC (United Kingdom)
3.75% 3/18/28(e)	8,025,000	7,983,304
7.953% 11/15/33(e)	14,000,000	15,872,201
NatWest Group PLC (United Kingdom)
5.808% 9/13/29(e)	11,800,000	12,058,998
6.016% 3/2/34(e)	13,000,000	13,659,408
3.032% 11/28/35(e)	12,365,000	11,340,288
The Charles Schwab Corp.
5.643% 5/19/29(e)	4,500,000	4,585,182
5.853% 5/19/34(e)	2,500,000	2,612,303
6.136% 8/24/34(e)	5,075,000	5,391,885
The Goldman Sachs Group, Inc.
3.615% 3/15/28(e)	12,695,000	12,611,610
4.937% 4/23/28(e)	4,600,000	4,613,105
5.218% 4/23/31(e)	5,625,000	5,681,059
UBS Group AG (Switzerland)
4.588% 8/10/32(c)(e)	4,500,000	4,415,152
5.959% 1/12/34(c)(e)	23,275,000	24,253,843
UniCredit SPA (Italy)
7.296% 4/2/34(c)(e)	29,960,000	31,531,376
5.459% 6/30/35(c)(e)	7,325,000	7,364,112
Unum Group
6.75% 12/15/28	8,417,000	8,767,697
Wells Fargo & Co.
4.30% 7/22/27	13,145,000	13,136,066
2.572% 2/11/31(e)	12,005,000	11,114,401
4.897% 7/25/33(e)	11,000,000	10,930,198
5.389% 4/24/34(e)	1,900,000	1,928,967
		638,219,668
Industrials: 6.4%
Amazon.com, Inc.
4.875% 3/13/36	3,900,000	3,839,172
5.65% 3/13/46	2,700,000	2,672,812
5.80% 3/13/56	5,350,000	5,315,869
5.95% 3/13/66	12,665,000	12,592,251
AT&T, Inc.
4.40% 4/30/31	20,800,000	20,450,132
2.75% 6/1/31	4,000,000	3,638,003
Bayer AG (Germany)
4.375% 12/15/28(c)	10,100,000	9,992,018
6.375% 11/21/30(c)	6,200,000	6,525,028
PAGE 5 ■  Dodge & Cox Balanced FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2026
Debt Securities (continued)
		Par Value	Value
6.50% 11/21/33(c)		$11,350,000	$12,183,774
British American Tobacco PLC (United Kingdom)
3.75% (e)(f)(g)(h)	EUR	84,228,000	95,615,784
6.343% 8/2/30		3,900,000	4,122,665
4.742% 3/16/32		15,335,000	15,265,559
6.421% 8/2/33		3,900,000	4,215,749
Cemex SAB de CV (Mexico)
5.20% 9/17/30(c)		14,400,000	14,445,331
3.875% 7/11/31(c)		13,105,000	12,351,704
Charter Communications, Inc.
4.50% 5/1/32		14,925,000	13,173,836
7.00% 2/1/33(c)		2,125,000	2,083,957
4.40% 4/1/33		2,475,000	2,278,881
4.50% 6/1/33(c)		21,105,000	18,310,278
4.25% 1/15/34(c)		2,525,000	2,137,487
7.375% 2/1/36(c)		2,750,000	2,696,883
6.55% 5/1/37		11,000,000	10,904,055
6.75% 6/15/39		6,160,000	6,029,364
6.484% 10/23/45		14,557,000	13,344,917
Cox Enterprises, Inc.
3.35% 9/15/26(c)		24,386,000	24,325,662
3.50% 8/15/27(c)		16,200,000	15,990,869
CVS Health Corp.
7.00% 3/10/55(e)(f)		24,355,000	25,285,410
Dillard's, Inc.
7.75% 7/15/26		50,000	50,059
7.75% 5/15/27		540,000	551,599
7.00% 12/1/28		15,135,000	15,636,865
Elanco Animal Health, Inc.
6.40% 8/28/28		13,000,000	13,340,834
Fibercop SpA (Italy)
7.721% 6/4/38(c)		5,536,000	5,794,686
Fidelity National Info Svcs, Inc.
4.45% 3/10/28		2,925,000	2,914,591
4.55% 3/10/29		8,036,000	7,973,675
4.80% 3/10/31		3,425,000	3,387,553
Ford Motor Credit Co. LLC
2.70% 8/10/26		12,700,000	12,672,615
4.95% 5/28/27		10,000,000	10,005,743
7.35% 11/4/27		4,000,000	4,110,001
6.80% 5/12/28		3,100,000	3,188,502
HCA Healthcare, Inc.
3.125% 3/15/27		5,215,000	5,166,700
5.00% 3/1/28		2,425,000	2,438,465
5.25% 3/1/30		8,610,000	8,729,560
Imperial Brands PLC (United Kingdom)
3.50% 7/26/26(c)		7,800,000	7,793,782
6.125% 7/27/27(c)		11,425,000	11,600,758
3.875% 7/26/29(c)		27,915,000	27,199,817
4.875% 2/7/32(c)		5,850,000	5,812,853
Japan Tobacco, Inc. (Japan)
4.85% 5/15/28(c)		2,550,000	2,561,879
5.25% 6/15/30(c)		3,600,000	3,666,541
5.85% 6/15/35(c)		2,425,000	2,538,432
Mars, Inc.
4.45% 3/1/27(c)		2,175,000	2,178,635
4.60% 3/1/28(c)		10,025,000	10,042,773
4.80% 3/1/30(c)		5,075,000	5,090,117
Meta Platforms, Inc.
4.60% 11/15/32		3,250,000	3,195,693
4.875% 11/15/35		3,500,000	3,406,084
6.20% 5/15/46		4,050,000	4,052,802

		Par Value	Value
6.30% 5/15/56		$3,575,000	$3,558,621
5.75% 11/15/65		17,805,000	15,994,794
6.45% 5/15/66		3,800,000	3,752,965
Oracle Corp.
2.80% 4/1/27		6,350,000	6,265,595
2.95% 4/1/30		5,000,000	4,602,096
4.95% 2/4/31		4,900,000	4,797,256
5.35% 5/4/33		2,500,000	2,428,433
5.70% 2/4/36		3,425,000	3,316,958
Philip Morris International, Inc.
4.875% 2/13/29		9,900,000	9,974,929
5.125% 2/13/31		5,925,000	6,033,830
Prosus NV (China)
4.85% 7/6/27(c)		14,200,000	14,197,492
3.68% 1/21/30(c)		3,750,000	3,590,448
3.061% 7/13/31(c)		38,650,000	35,129,724
4.193% 1/19/32(c)		13,680,000	13,000,750
Salesforce, Inc.
4.90% 9/15/31		2,625,000	2,619,148
5.20% 3/15/33		5,400,000	5,409,494
5.55% 3/15/36		5,250,000	5,246,020
6.40% 3/15/46		8,425,000	8,509,719
6.55% 3/15/56		8,550,000	8,552,881
6.70% 3/15/66		5,750,000	5,795,721
ServiceNow, Inc.
4.25% 5/15/28		7,925,000	7,898,481
4.70% 8/15/31		4,325,000	4,303,031
5.05% 5/15/33		3,425,000	3,421,457
5.40% 5/15/36		11,300,000	11,294,209
Synopsys, Inc.
4.65% 4/1/28		1,550,000	1,551,666
4.85% 4/1/30		7,035,000	7,046,774
5.00% 4/1/32		3,575,000	3,581,268
TC Energy Corp. (Canada)
5.875% 8/15/76(e)(f)		7,465,000	7,471,608
5.30% 3/15/77(e)(f)		29,935,000	29,827,890
5.50% 9/15/79(e)(f)		9,435,000	9,385,853
The Cigna Group
7.875% 5/15/27		17,587,000	18,075,916
4.375% 10/15/28		5,211,000	5,189,413
T-Mobile U.S., Inc.
3.375% 4/15/29		6,500,000	6,283,955
2.55% 2/15/31		6,230,000	5,652,834
Ultrapar Participacoes SA (Brazil)
5.25% 10/6/26(c)		12,050,000	12,025,401
5.25% 6/6/29(c)		2,594,000	2,596,495
Union Pacific Corp.
6.176% 1/2/31		889,431	916,736
Verizon Communications, Inc.
5.742% 6/15/56(e)(f)	GBP	19,375,000	25,557,591
3.996% 6/15/56(e)(f)	EUR	22,000,000	24,885,757
VMware, Inc.
1.40% 8/15/26		19,765,000	19,689,890
Vodafone Group PLC (United Kingdom)
7.00% 4/4/79(e)(f)		18,300,000	18,978,015
			933,300,178
Utilities: 0.9%
Dominion Energy, Inc.
3.375% 4/1/30		7,500,000	7,159,923
5.00% 6/15/30		28,981,000	29,306,873
NextEra Energy, Inc.
4.625% 7/15/27		10,075,000	10,087,752
See accompanying Notes to Financial StatementsDodge & Cox Balanced Fund ■  PAGE 6

Portfolio of Investments (unaudited) June 30, 2026
Debt Securities (continued)
	Par Value	Value
4.685% 9/1/27	$10,552,000	$10,576,147
4.90% 3/15/29	11,975,000	12,075,829
5.05% 3/15/30	14,650,000	14,838,167
The Southern Co.
5.113% 8/1/27	11,900,000	11,957,283
4.85% 6/15/28	12,475,000	12,548,264
3.75% 9/15/51(e)(f)	19,900,000	19,832,069
		128,382,307
		1,699,902,153
Total Debt Securities (Cost $4,737,618,990)		$4,640,886,492
Mutual Funds: 2.2%
	Shares	Value
Dodge & Cox Emerging Markets Stock Fund(i)	22,056,505	$320,701,576
Total Mutual Funds (Cost $240,918,262)		$320,701,576
Short-Term Investments: 1.9%
	Par Value/ Shares	Value
Repurchase Agreements: 1.2%
Fixed Income Clearing Corp.(j) 3.61%, dated 6/30/26, due 7/1/26, maturity value $174,017,448	$174,000,000	174,000,000
Fixed Income Clearing Corp.(j) 1.35%, dated 6/30/26, due 7/1/26, maturity value $14,743,980	14,743,427	14,743,427
		188,743,427
Money Market Fund: 0.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class	101,664,422	101,664,422
Total Short-Term Investments (Cost $290,407,849)		$290,407,849
Total Investments In Securities (Cost $12,493,194,506)	99.4%	$14,657,753,522
Other Assets Less Liabilities	0.6%	83,176,729
Net Assets	100.0%	$14,740,930,251
(a)	Non-income producing
(b)	Inflation-linked
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(e)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(f)	Hybrid security: characteristics of both a debt and equity security.
(g)	Perpetual security: no stated maturity date.
(h)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(i)	An affiliated fund under the Investment Company Act of 1940 managed by Dodge & Cox. See below regarding holdings of affiliates.
(j)	Repurchase agreement is collateralized by U.S. Treasury Notes 3.375%-4.375%, 11/30/27-12/31/29. Total collateral value is $192,518,396.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.
Debt securities are generally grouped by parent company. Actual securities may be issued by the listed parent company or one of its subsidiaries.
Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.
ADR: American Depositary Receipt
ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate
EUR Euro
GBP British Pound
JPY Japanese Yen
TWD New Taiwan Dollar
USD United States Dollar
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	1,796	9/21/26	$197,363,563	$1,297,941
E-Mini S&P 500 Index	(1,711)	9/18/26	(645,752,788)	(7,672,196)
Euro-Bobl	(691)	9/8/26	(91,096,725)	(687,907)
$(7,062,162)
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
EUR: Euro
Standard Chartered	10/9/26	USD	25,670,709	EUR	22,000,000	$429,085
Standard Chartered	10/9/26	USD	23,369,728	EUR	19,744,082	716,423
Standard Chartered	10/9/26	USD	23,480,411	EUR	19,869,671	683,013
Citibank	1/8/27	USD	26,257,620	EUR	22,135,073	757,910
HSBC	1/8/27	USD	26,385,536	EUR	22,238,789	766,345
PAGE 7 ■  Dodge & Cox Balanced FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2026
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
GBP: British Pound
Standard Chartered	10/23/26	USD	25,257,166	GBP	19,375,000	$(444,210)
Unrealized gain on currency forward contracts						3,352,776
Unrealized loss on currency forward contracts						(444,210)
Net unrealized gain on currency forward contracts						$2,908,566
The listed counterparty may be the parent company or one of its subsidiaries.
Holdings of Affiliate
The Fund held shares of a fund which is also managed by Dodge & Cox. The fund was considered to be an affiliate of the Fund because it is under common control with the Fund. Further details on these holdings and related activity during the period appear below. Distributions received from the fund may be reinvested into the fund. Any reinvestment amounts are included within `Additions' below.
	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period	Dividend Income (net of foreign taxes, if any)	Capital Gains Distributions
Mutual Funds 2.2%
Dodge & Cox Emerging Markets Stock Fund(a)	$215,319,044	$49,999,622	$—	$—	$55,382,910	$320,701,576	$—	$—
(a)	An affiliated fund under the Investment Company Act of 1940 managed by Dodge & Cox.
See accompanying Notes to Financial StatementsDodge & Cox Balanced Fund ■  PAGE 8

Statement of Assets and Liabilities (unaudited)
June 30, 2026
Assets:
Investments in securities, at value
Unaffiliated issuers (cost $12,252,276,244)	$14,337,051,946
Affiliated fund (cost $240,918,262)	320,701,576
14,657,753,522
Unrealized appreciation on currency forward contracts	3,352,776
Cash denominated in foreign currency (cost $352,597)	327,777
Deposits with broker for futures contracts	43,178,672
Receivable for investments sold	12,968,588
Receivable for Fund shares sold	3,301,995
Dividends and interest receivable	53,367,204
Expense reimbursement receivable	278,366
Prepaid expenses and other assets	46,272
14,774,575,172
Liabilities:
Unrealized depreciation on currency forward contracts	444,210
Cash received as collateral for currency forward contracts	3,050,000
Payable for variation margin for futures contracts	4,630,433
Payable for investments purchased	7,798,788
Payable for Fund shares redeemed	11,256,567
Management fees payable	5,970,965
Accrued expenses	493,958
33,644,921
Net Assets	$14,740,930,251
Net Assets Consist of:
Paid in capital	$11,981,343,037
Distributable earnings	2,759,587,214
$14,740,930,251
Class I
Total net assets	$12,380,475,882
Shares outstanding	906,893,257
Net asset value per share	$13.65
Class X
Total net assets	$2,360,454,369
Shares outstanding	172,878,627
Net asset value per share	$13.65

Statement of Operations (unaudited)
Six Months Ended June 30, 2026
Investment Income:
Dividends (net of foreign taxes of $3,834,902)	$89,394,721
Interest	130,907,996
220,302,717
Expenses:
Investment advisory fees	29,601,072
Administrative services fees
Class I	6,214,957
Class X	592,656
Custody and fund accounting fees	192,850
Professional services	197,342
Shareholder reports	96,899
Registration fees	77,805
Trustees fees	273,681
Miscellaneous	412,038
Total expenses	37,659,300
Expenses reimbursed by investment manager	(1,511,120)
Net expenses	36,148,180
Net Investment Income	184,154,537
Realized and Unrealized Gain (Loss):
Net realized gain (loss)
Investments in securities of unaffiliated issuers (Note 5)	620,264,540
Futures contracts	(39,546,185)
Currency forward contracts	(4,308,911)
Foreign currency transactions	(33,653)
Net change in unrealized appreciation/depreciation
Investments in securities of unaffiliated issuers	(358,401,638)
Investments in securities of affiliated fund	55,382,910
Futures contracts	(7,149,158)
Currency forward contracts	9,064,401
Foreign currency translation	(91,271)
Net realized and unrealized gain	275,181,035
Net Change in Net Assets From Operations	$459,335,572
PAGE 9 ■  Dodge & Cox Balanced FundSee accompanying Notes to Financial Statements

Statement of Changes in Net Assets (unaudited)
	Six Months Ended	Year Ended
	June 30, 2026	December 31, 2025
Operations:
Net investment income	$184,154,537	$394,695,690
Net realized gain (loss)	576,375,791	1,357,373,975
Net change in unrealized appreciation/depreciation	(301,194,756)	214,956,168
	459,335,572	1,967,025,833
Distributions to Shareholders:
Class I	(235,600,001)	(915,113,793)
Class X	(46,007,864)	(174,754,219)
Total distributions	(281,607,865)	(1,089,868,012)
Fund Share Transactions:
Class I
Proceeds from sales of shares	1,320,462,832	1,696,109,682
Reinvestment of distributions	218,555,189	856,527,264
Cost of shares redeemed	(1,765,571,621)	(2,729,429,199)
Class X
Proceeds from sales of shares	92,244,702	420,347,416
Reinvestment of distributions	46,007,863	174,754,191
Cost of shares redeemed	(233,021,624)	(681,615,428)
Net change from Fund share transactions	(321,322,659)	(263,306,074)
Total change in net assets	(143,594,952)	613,851,747
Net Assets:
Beginning of period	14,884,525,203	14,270,673,456
End of period	$14,740,930,251	$14,884,525,203
Share Information:(a)
Class I
Shares sold	97,065,171	821,477,925
Distributions reinvested	16,324,224	40,790,160
Shares redeemed	(129,524,319)	(56,223,388)
Net change in shares outstanding	(16,134,924)	806,044,697
Class X
Shares sold	6,741,914	158,858,580
Distributions reinvested	3,434,478	8,463,851
Shares redeemed	(16,980,195)	(10,980,552)
Net change in shares outstanding	(6,803,803)	156,341,879
(a)	For the year ended December 31, 2025, share amounts have been retroactively adjusted to reflect a 8-for-1 share split effective after the close of U.S. markets on October 24, 2025.
See accompanying Notes to Financial StatementsDodge & Cox Balanced Fund ■  PAGE 10

Notes to Financial Statements (unaudited)
Note 1: Organization and Significant Accounting Policies
Dodge & Cox Balanced Fund (the “Fund”) is one of the series constituting the Dodge & Cox Funds (the “Trust” or the “Funds”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on June 26, 1931, and seeks income and long-term capital appreciation. Risk considerations and investment strategies of the Fund are discussed in the Fund’s Prospectus.
On May 1, 2022, the then-outstanding shares of the Fund were redesignated as Class I Shares, and Class X shares of the Fund were established. The share classes have different eligibility requirements and expense structures due to differing shareholder servicing arrangements. The share classes have the same rights as to redemption, dividends and liquidation proceeds, and voting privileges, except that each class has the exclusive right to vote on matters affecting only its class.
The Fund is an investment company and follows the accounting and reporting guidance issued in Topic 946 by the Financial Accounting Standards Board. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require the use of estimates and assumptions by management. Actual results may differ from those estimates. Significant accounting policies are as follows:
Security valuation The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security.
Debt securities, and derivatives traded over-the-counter are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the invest ment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Security transactions, investment income, expenses, and distributions Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Dividend income and corporate action transactions are recorded on the ex-dividend date, or when the Fund first learns of the dividend/corporate action if the ex-dividend date has passed. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends characterized as return of capital for U.S. tax purposes are recorded as a reduction of cost of investments and/or realized gain.
Interest income is recorded on the accrual basis. Interest income includes coupon interest, amortization of premium and accretion of discount on debt securities, and gain/loss on paydowns. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state, or region. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing
PAGE 11 ■ Dodge & Cox Balanced Fund

Notes to Financial Statements (unaudited)
current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Expenses are recorded on the accrual basis. Some expenses of the Trust can be directly attributed to a specific series. Expenses which cannot be directly attributed are allocated among the Funds in the Trust using methodologies determined by the nature of the expense.
Distributions to shareholders are recorded on the ex-dividend date.
Share class accounting Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated to each share class of the Fund based upon the proportion of net assets of each class.
Foreign taxes The Fund may be subject to foreign taxes which may be imposed by certain countries in which the Fund invests. The Fund endeavors to record foreign taxes based on applicable foreign tax law. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the associated dividend is recorded. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund records a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. In consideration of recent decisions rendered by European courts, the Fund has filed for additional reclaims ("EU reclaims") related to prior years. A corresponding receivable is established when both the amount is known and significant contingencies or uncertainties regarding collectability are removed. These amounts, if any, are reported in dividends and interest receivable in the Statement of Assets and Liabilities. Expenses incurred related to filing EU reclaims are recorded on an accrual basis in professional services in the Statement of Operations.  Expenses that are contingent upon successful EU reclaims are recorded in professional services in the Statement of Operations once the amount is known.
Foreign currency translation  The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the transaction date.
Reported realized and unrealized gain (loss) on investments include foreign currency gain (loss) related to investment transactions.
Reported realized and unrealized gain (loss) on foreign currency transactions and translation include the following: disposing/holding of foreign currency, the difference in exchange rate between the trade and settlement dates on securities transactions, the difference in exchange rate between the accrual and payment dates on dividends, and currency losses on the purchase of foreign currency in certain countries that impose taxes on such transactions.
Repurchase agreements Repurchase agreements are transactions under which a Fund purchases a security from a counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
To-Be-Announced securities The Fund may purchase mortgage-related securities on a to-be-announced (“TBA”) basis at a fixed price, with payment and delivery on a scheduled future date beyond the customary settlement period for such securities. The Fund may choose to extend the settlement through a “dollar roll” transaction in which it sells the mortgage-related securities to a dealer and simultaneously agrees to purchase similar securities for future delivery at a predetermined price. The Fund accounts for TBA dollar rolls as purchase and sale transactions.
The Fund may also enter into a Master Securities Forward Transaction Agreement ("MSFTA") with a counterparty to govern transactions of delayed delivery securities, including TBA securities. The MSFTA provides for collateralization requirements and the right to offset amounts due to or from counterparties under specified conditions.
Segment Reporting  An operating segment is defined in Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reporting Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Chair of the Board of Trustees of the Trust acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. "Net change in net assets from operations" reported on the Statement of Operations is used by the CODM to assess the single operating segment’s performance and to make resource allocation decisions for the single operating segment.
Indemnification Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
Dodge & Cox Balanced Fund ■ PAGE 12

Notes to Financial Statements (unaudited)
Note 2: Valuation Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at June 30, 2026:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$789,785,505	$—
Consumer Discretionary	362,846,996	—
Consumer Staples	344,282,113	—
Energy	308,818,549	—
Financials	2,053,027,619	127,843,940
Health Care	2,560,557,541	—
Industrials	977,245,469	53,924,233
Information Technology	575,730,765	322,059,257
Materials	307,974,997	78,313,046
Real Estate	279,770,057	—
Utilities	263,577,518	—
Debt Securities
U.S. Treasury	—	449,281,324
Government-Related	—	217,795,547
Securitized	—	2,273,907,468
Corporate	—	1,699,902,153
Mutual Funds	320,701,576	—
Short-Term Investments
Repurchase Agreements	—	188,743,427
Money Market Fund	101,664,422	—
Total Securities	$9,245,983,127	$5,411,770,395
Other Investments
Futures Contracts
Appreciation	$1,297,941	$—
Depreciation	(8,360,103)	—
Currency Forward Contracts
Appreciation	—	3,352,776
Depreciation	—	(444,210)
Futures contracts Futures contracts involve an obligation to purchase or sell (depending on whether the Fund has entered a long or short futures contract, respectively) an asset at a future date, at a price set at the time the contract is purchased. Futures contracts are exchange-traded. Upon entering into a futures contract, the Fund is required to deposit an amount of cash or liquid assets (referred to as
"initial margin") in a segregated account with the clearing broker to secure the Fund's obligation to perform. Initial margin is returned to the Fund when the futures contract is closed. Subsequent payments (referred to as "variation margin") are made to or received from the clearing broker on a daily basis based on changes in the market value of  the contract. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statement of Operations. Realized gains and losses on futures contracts are recorded in the Statement of Operations at the closing or expiration of the contracts. Cash deposited with a broker as initial margin is recorded in the Statement of Assets and Liabilities. A receivable and/or payable to brokers for daily variation margin is also recorded in the Statement of Assets and Liabilities.
Investments in futures contracts may include certain risks, which may be different from, and potentially greater than, those of the underlying securities. To the extent the Fund uses futures, it is exposed to additional volatility and potential losses resulting from leverage.
The Fund used short equity index futures contracts to reduce the exposure of the Fund’s equity allocation to a general downturn in the equity markets. The Fund used government debt futures contracts to adjust the overall interest rate exposure and duration of the portfolio.
Currency forward contracts Currency forward contracts are agreements to purchase or sell a specific currency at a specified future date and price. Currency forward contracts are traded over-the-counter. The values of currency forward contracts change daily based on the prevailing forward exchange rates of the underlying currencies. Changes in the value of open contracts are recorded as unrealized appreciation or depreciation in the Statement of Operations. When a currency forward contract is closed, the Fund records a realized gain or loss in the Statement of Operations equal to the difference between the value at the time the contract was opened and the value at the time it was closed.
Losses from these transactions may arise from unfavorable changes in currency values or if a counterparty does not perform under a contract’s terms.
The Fund used currency forward contracts to hedge direct and indirect foreign currency exposure.
PAGE 13 ■ Dodge & Cox Balanced Fund

Notes to Financial Statements (unaudited)
Additional derivative information The following identifies the location on the Statement of Assets and Liabilities and values of the Fund's derivative instruments categorized by primary underlying risk exposure.
	Equity Derivatives	Interest Rate Derivatives	Foreign Exchange Derivatives	Total Value
Assets
Unrealized appreciation on currency forward contracts	$—	$—	$3,352,776	$3,352,776
Futures contracts(a)	—	610,034	—	610,034
	$—	$610,034	$3,352,776	$3,962,810
Liabilities
Unrealized depreciation on currency forward contracts	$—	$—	$444,210	$444,210
Futures contracts(a)	7,672,196	—	—	7,672,196
	$7,672,196	$—	$444,210	$8,116,406
(a)	Includes cumulative appreciation (depreciation). Only the current day’s variation margin is reported in the Statement of Assets and Liabilities.
The following summarizes the effect of derivative instruments on the Statement of Operations, categorized by primary underlying risk exposure.
	Equity Derivatives	Interest Rate Derivatives	Foreign Exchange Derivatives	Total
Net realized gain (loss)
Futures contracts	$(40,082,026)	$535,841	$—	$(39,546,185)
Currency forward contracts	—	—	(4,308,911)	(4,308,911)
	$(40,082,026)	$535,841	$(4,308,911)	$(43,855,096)
Net change in unrealized appreciation/depreciation
Futures contracts	$(7,302,146)	$152,988	$—	$(7,149,158)
Currency forward contracts	—	—	9,064,401	9,064,401
	$(7,302,146)	$152,988	$9,064,401	$1,915,243
The following summarizes the range of volume in the Fund's derivative instruments during the six months ended June 30, 2026.
Derivative		% of Net Assets
Futures contracts	USD notional value	5-7%
Currency forward contracts	USD total value	1-2%
The Fund may enter into various over-the-counter derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s
ISDA agreements, which are separately negotiated with each dealer counterparty, specify (i) events of default and other events permitting a party to terminate some or all of the contracts thereunder and (ii) the process by which those contracts will be valued for purposes of determining termination payments. If some or all of the contracts under a master agreement are terminated because of an event of default or similar event, the values of all terminated contracts must be netted to determine a single payment owed by one party to the other. To the extent amounts owed to the Fund by its counterparties are not collateralized, the Fund is at risk of those counterparties’ non-performance. The Fund attempts to mitigate counterparty credit risk by entering into contracts only with counterparties it believes to be of good credit quality, by exchanging collateral, and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Fund does not offset assets and liabilities that are subject to a master netting arrangement in the Statement of Assets and Liabilities.
The Fund’s ability to net assets and liabilities and to offset collateral pledged or received is based on contractual netting/offset provisions in the ISDA agreements. The following table presents the Fund’s net exposure to each counterparty for derivatives that are subject to enforceable master netting arrangements as of June 30, 2026.
Counterparty	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Cash Collateral Pledged / (Received)(a)	Net Amount(b)
Citibank	$757,910	$—	$(757,910)	$—
HSBC	766,345	—	(670,000)	96,345
Standard Chartered	1,828,521	(444,210)	(1,384,311)	—
	$3,352,776	$(444,210)	$(2,812,221)	$96,345
(a)	Cash collateral pledged/(received) in excess of derivative assets/liabilities is not presented in this table. The total cash collateral is presented on the Fund's Statement of Assets and Liabilities.
(b)	Represents the net amount receivable from (payable to) the counterparty in the event of a default.
Note 3: Related Party Transactions
The Fund's management fees include an investment advisory fee and an administrative services fee described below.
Investment advisory fee The Fund pays an investment advisory fee, accrued daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets to Dodge & Cox, investment manager of the Fund.
Administrative services fee The Fund pays Dodge & Cox a fee for administrative and shareholder services. The fee is accrued daily and paid monthly equal to an annual rate of the average daily net assets of 0.10% for Class I shares and 0.05% for Class X shares. Under this agreement, Dodge & Cox is responsible for the payment of the Fund's transfer agency fees.
Expense reimbursement Dodge & Cox has contractually agreed, through April 30, 2029, to waive management fees or reimburse the Fund for ordinary expenses to the extent necessary to maintain the net ordinary expense ratio of the Class X shares at an amount
Dodge & Cox Balanced Fund ■ PAGE 14

Notes to Financial Statements (unaudited)
0.10% less than the net ordinary expense ratio of the Class I shares. This agreement cannot be terminated prior to April 30, 2029, other than by resolution of the Board of Trustees. For purposes of the foregoing, ordinary expenses shall not include nonrecurring shareholder account fees, fees and expenses associated with Fund shareholder meetings, fees on portfolio transactions such as exchange fees, dividends and interest on short positions, fees and expenses of pooled investment vehicles that are held by the Fund, interest expenses and other fees and expenses related to any borrowings, taxes, brokerage fees and commissions and other costs and expenses relating to the acquisition and disposition of Fund investments, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business, such as litigation expenses. The term of the agreement will automatically renew for subsequent three-year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term. The agreement does not permit Dodge & Cox to recoup any fees waived or payments made to the Fund for a prior year. For the six months ended June 30, 2026, Dodge & Cox reimbursed expenses of $592,656 to Class X.
Investment in Dodge & Cox Emerging Markets Stock Fund The Fund holds shares of Dodge & Cox Emerging Markets Stock Fund ("EMSF"), another series of the Trust, of which Dodge & Cox is the investment manager. Dodge & Cox has contractually agreed, through April 30, 2027, to reimburse the amount of the Fund's expenses to the extent necessary to offset its proportionate share of the net operating expenses of any other Dodge & Cox Fund in which the Fund invests. The term of the agreement will automatically renew for subsequent one-year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term. The agreement does not permit Dodge & Cox to recoup any fees waived or payments made to the Fund for a prior year. For the six months ended June 30, 2026, Dodge & Cox reimbursed such expenses in the amount of $771,437 Class I and $147,027 Class X associated with the Fund's investment in EMSF.
Fund officers and trustees All officers and certain trustees of the Trust are officers or employees of Dodge & Cox. The Trust pays a fee only to those trustees who are not affiliated with Dodge & Cox.
Note 4: Income Tax Information and Distributions to Shareholders
A provision for federal income taxes is not required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. Distributions are determined in accordance with income tax regulations, and such amounts may differ from net investment income and realized gains for financial reporting purposes. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. Financial reporting records are adjusted for permanent book to tax differences at year end to reflect tax character. Book to tax differ ences are primarily due to differing treatments of wash sales, foreign currency realized gain (loss), redemptions in-kind, certain corporate action transactions, REITs, straddles, derivatives, and distributions.
Distributions during the periods noted below were characterized as follows for federal income tax purposes:
	Six Months Ended June 30, 2026	Year Ended December 31, 2025
Class I
Ordinary income	$158,005,702	$314,602,143
Long-term capital gain	$77,594,299	$600,511,650
Class X
Ordinary income	$31,207,110	$60,024,849
Long-term capital gain	$14,800,754	$114,729,370
The components of distributable earnings on a tax basis are reported as of the Fund's most recent year end. At December 31, 2025, the tax basis components of distributable earnings were as follows:
Undistributed long-term capital gain	$92,329,384
Net unrealized appreciation	2,489,530,123
Total distributable earnings	$2,581,859,507
At June 30, 2026, unrealized appreciation and depreciation for investments and derivatives based on cost for federal income tax purposes were as follows:
Tax cost	$12,483,773,852
Unrealized appreciation	2,984,966,012
Unrealized depreciation	(815,139,938)
Net unrealized appreciation	2,169,826,074
Fund management has reviewed the tax positions for open periods (three years and four years, respectively, from filing the Fund’s federal and state tax returns) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.
Note 5: Redemptions In-Kind
During the six months ended June 30, 2026, the Fund distributed securities and cash as payment for redemptions of Class I shares. For financial reporting purposes, the Fund realized a net gain of $522,851,057 attributable to the redemptions in-kind. For tax purposes, no capital gain on the redemptions in-kind was recognized.
Note 6: Loan Facilities
Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund may participate in an interfund lending facility (Facility). The Facility allows the Fund to borrow money from or loan money to the Funds. Loans under the Facility are made for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest on borrowings is the average of the current repurchase agreement rate and the bank loan rate. There was no activity in the Facility during the period.
All Funds in the Trust participate in a $500 million committed credit facility (Line of Credit) with State Street Bank and Trust Com
PAGE 15 ■ Dodge & Cox Balanced Fund

Notes to Financial Statements (unaudited)
pany, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The maximum amount available to the Fund is $250 million. Each Fund pays an annual commitment fee on its pro-rata portion of the Line of Credit. For the six months ended June 30, 2026, the Fund’s commitment fee amounted to $29,459 and is reflected as a Miscellaneous Expense in the Statement of Operations. Interest on borrowings is charged at the prevailing rate. There were no borrowings on the Line of Credit during the period.
Note 7: Purchases and Sales of Investments
For the six months ended June 30, 2026, purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated to $1,409,109,606 and $727,630,083, respectively. For the six months ended June 30, 2026, purchases and sales of U.S. government securities aggregated to $334,716,759 and $621,635,480, respectively.
Note 8: Subsequent Events
Fund management has determined that no material events or transactions occurred subsequent to June 30, 2026, and through the date of the Fund’s financial statements issuance, which require disclosure in the Fund’s financial statements.
Dodge & Cox Balanced Fund ■ PAGE 16

Financial Highlights (unaudited)
Selected data and ratios (for a share outstanding throughout each period)	Six Months Ended June 30,	Year Ended December 31,
	2026	2025(a)	2024(a)	2023(a)	2022(a)	2021(a)
Class I
Net asset value, beginning of period	$13.50	$12.71	$12.65	$11.67	$13.68	$12.72
Income from investment operations:
Net investment income	0.16	0.36	0.34	0.33	0.23	0.22
Net realized and unrealized gain (loss)	0.25	1.45	0.76	1.24	(1.23)	2.19
Total from investment operations	0.41	1.81	1.10	1.57	(1.00)	2.41
Distributions to shareholders from:
Net investment income	(0.17)	(0.35)	(0.34)	(0.33)	(0.24)	(0.22)
Net realized gain	(0.09)	(0.67)	(0.70)	(0.26)	(0.77)	(1.23)
Total distributions	(0.26)	(1.02)	(1.04)	(0.59)	(1.01)	(1.45)
Net asset value, end of period	$13.65	$13.50	$12.71	$12.65	$11.67	$13.68
Total return	3.07%	14.45%	8.84%	13.76%	(7.28)%	19.28%
Ratios/supplemental data:
Net assets, end of period (millions)	$12,380	$12,459	$11,897	$12,548	$12,810	$15,320
Ratio of expenses to average net assets(b)	0.50%(c)	0.51%	0.52%	0.52%	0.52%	0.52%
Ratio of expenses to average net assets, before reimbursement by investment manager(b)	0.52%(c)	0.52%	0.52%	0.52%	0.52%	0.52%
Ratio of net investment income to average net assets	2.47%(c)	2.69%	2.81%	2.80%	2.03%	1.51%
Portfolio turnover rate	9%	30%	22%	34%	59%	49%
Portfolio turnover rate excluding TBA rolls(d)	9%	30%	22%	34%	41%	31%
Class X(e)
Net asset value, beginning of period	$13.50	$12.71	$12.66	$11.67	$12.66
Income from investment operations:
Net investment income	0.18	0.37	0.36	0.32	0.18
Net realized and unrealized gain (loss)	0.24	1.45	0.75	1.27	(0.29)
Total from investment operations	0.42	1.82	1.11	1.59	(0.11)
Distributions to shareholders from:
Net investment income	(0.18)	(0.36)	(0.36)	(0.34)	(0.20)
Net realized gain	(0.09)	(0.67)	(0.70)	(0.26)	(0.68)
Total distributions	(0.27)	(1.03)	(1.06)	(0.60)	(0.88)
Net asset value, end of period	$13.65	$13.50	$12.71	$12.66	$11.67
Total return	3.12%	14.55%	8.95%	13.88%	(0.78)%
Ratios/supplemental data:
Net assets, end of period (millions)	$2,360	$2,426	$2,374	$1,571	$700
Ratio of expenses to average net assets(b)	0.40%(c)	0.41%	0.43%	0.42%	0.41%(c)
Ratio of expenses to average net assets, before reimbursement by investment manager(b)	0.47%(c)	0.47%	0.47%	0.47%	0.47%(c)
Ratio of net investment income to average net assets	2.57%(c)	2.78%	2.92%	2.94%	2.42%(c)
Portfolio turnover rate	9%	30%	22%	34%	59%
Portfolio turnover rate excluding TBA rolls(d)	9%	30%	22%	34%	41%
(a)	Per-share amounts have been retroactively adjusted to reflect a 8-for-1 share split effective after the close of U.S. markets on October 24, 2025.
(b)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized
(d)	See Note 1 regarding To-Be-Announced securities
(e)	For 2022, the period covers 5/2/2022 (commencement of operations) to 12/31/2022.
See accompanying Notes to Financial Statements
PAGE 17 ■ Dodge & Cox Balanced Fund

Board Approval of Funds’ Investment Advisory Agreement
(unaudited)
On June 10, 2026, the Board of Trustees (the “Board”) of the Dodge & Cox Funds (the “Trust”), including the members of the Board who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), voted to continue the Investment Advisory Agreement between Dodge & Cox and the Trust (the “Advisory Agreement”) in effect for an additional year beginning July 1, 2026 for each series of the Trust (each a “Fund”). Prior to the Board’s vote, the Trust’s Contract Review Committee, consisting solely of the Independent Trustees, met with independent counsel to the Independent Trustees on May 7 and June 9, 2026, to discuss whether the Investment Advisory Agreement should be continued. At its June 10, 2026 meeting, the Board, including the Independent Trustees, concluded that the Investment Advisory Agreement is fair and reasonable. In considering the Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor or particular information as all-important or controlling. In reaching the decision to continue the Investment Advisory Agreement in effect, the Board considered several factors, and reached the conclusions, described below:
Nature, Extent and Quality of Services Provided by Dodge & Cox
■ The Board considered the nature, extent and quality of the services provided by Dodge & Cox to each Fund under the Advisory Agreement. This consideration included, among other things, Dodge & Cox’s investment process and philosophy; the education and experience of the principal personnel of Dodge & Cox who provide such services; the other resources that Dodge & Cox uses in managing the Funds’ portfolios; Dodge & Cox’s record of compliance with the Funds’ investment policies and restrictions and relevant regulatory and tax compliance requirements; and such matters as Dodge & Cox’s business continuity planning and insurance coverage.
■ The Board concluded that the nature, extent and quality of the services Dodge & Cox provides are consistent with the terms of the Advisory Agreement and support the recommendation to continue the Advisory Agreement in effect for an additional year.
■ The Board also took note of the nature, extent and quality of the services that Dodge & Cox provides to the Funds and their shareholders under a separate Administrative and Shareholder Services Agreement. Although that agreement does not require Board approval on an annual basis, the services provided thereunder are an important part of the Funds’ overall relationship with Dodge & Cox, and the Board’s understanding and assessment of those services (including which Dodge & Cox services are provided pursuant to which agreement) were relevant factors in its decision to approve continuation of the Advisory Agreement.
Investment Performance
■ The Board reviewed information regarding the total return of each Fund over the most recent 1-, 3-, 5-, 10- and 20-year periods, as applicable (or since Fund inception, if shorter). The Board compared these returns to those of the Fund’s broad-based securities market index and, for the Dodge & Cox Stock, Balanced, International Stock and Global Stock Funds, other indexes provided by Dodge & Cox. The Board also considered the volatility of the Funds’ investment returns over various time horizons, including volatility data provided by Broadridge Financial Solutions (“Broadridge”).
■ In addition, the Board reviewed a report prepared by Broadridge comparing each Fund’s performance with the performance of other mutual funds in the Fund’s broad Morningstar category (as modified by Broadridge to include only those funds that have similar share class and expense characteristics to such Fund, the “Morningstar custom category”), as well as with the performance of a smaller peer group of funds identified by Broadridge (such Fund’s “peer group”). The Board received information regarding the methodology and process underlying the construction of the Morningstar custom categories and Broadridge peer groups, and any changes in the methodology from prior years. The Board also reviewed a report prepared by Dodge & Cox comparing each Fund’s performance to the composite performance of other accounts (if any) managed by Dodge & Cox using the same investment approach as the Fund. This information regarding the performance of other mutual funds and of other accounts managed by Dodge & Cox provided helpful context for the Board’s evaluation of the Funds’ performance.
■ The Board concluded that the investment performance and volatility experienced by each Fund were consistent with Dodge & Cox’s long-term, value-oriented, fundamental, active investment style and support the recommendation to continue the Advisory Agreement in effect for an additional year.
Fees and Expense Ratios
■ The Board reviewed a comparison prepared by Broadridge of the net expense ratio of each Fund (including the separate expense ratios of the two share classes of those Funds that have a dual class structure), and the various elements of those expense ratios, to those of mutual funds in (1) the Fund’s Morningstar custom category and (2) the Fund’s peer group.
■ For each Fund for which such a comparison is relevant, the Board reviewed information regarding the fee rates Dodge & Cox charges for managing other accounts using the same investment approach as the Fund. In light of the fact that such other accounts may be charged lower fee rates than a Fund, the Board took note of the broader scope of services that Dodge & Cox provides to the Funds than to separate accounts and sub-advised funds, as well as differences in regulatory, litigation, and other risks associated with sponsoring a mutual fund as compared to managing separate accounts or sub-advising another sponsor’s mutual fund, and
Dodge & Cox Balanced Fund ■ PAGE 18

certain characteristics of the market for institutional separate account management services.
■ The Board concluded, after discussion and based on all the relevant information it received, that the advisory fee rate that each Fund pays to Dodge & Cox under the Advisory Agreement is reasonable in relation to the scope and quality of the services that Dodge & Cox provides to such Fund thereunder.
■ In assessing the Funds’ expense ratios and the fees the Funds pay to Dodge & Cox, the Board took note of and discussed with Dodge & Cox changes over the past several years in the competitive landscape for asset management services. The Board anticipates further changes in the competitive landscape and will continue to monitor and assess the Funds’ competitive position.
Costs of Services Provided and Profits Realized by Dodge & Cox from its Relationship to the Funds
■ Dodge & Cox informed the Board that: (i) it operates as a unified business, with most employees providing services to support the firm and its clients across multiple strategies and/or products, and (ii) the firm does not utilize cost accounting to allocate expenses across lines of business or across the Funds for management purposes. Also, Dodge & Cox informed the Board that the firm is owned exclusively by its senior managers and other active employees, and generally distributes substantially all of its net revenues each year to its employees, either as compensation or as a combination of compensation and distributions with respect to the shares they own in the firm. Consequently, Dodge & Cox provided the Board with data to consider Fund-level profitability using several different possible methodologies.
■ The Board believes that Dodge & Cox’s commitment to employee ownership of the firm enhances its ability to attract and retain key investment and other management professionals and reinforces a long-term perspective on the management of the firm and the Funds, which the Board believes aligns well with the interests of the Funds and their shareholders.
■ The Board noted that the employee-shareholders of Dodge & Cox give up a substantial stock value (which would be taxed at long-term capital gains rates) as a consequence of the firm’s independence from outside ownership; the estimated market value of the company would likely be substantially in excess of its book value.
■ The Board also considered that Dodge & Cox’s fee revenues from the Funds fluctuate from year to year based on changes in the aggregate net assets of the Funds, and that the firm has continued to invest in improved systems, additional compliance resources, and enhanced research capabilities despite these fluctuations. The Board noted that Dodge & Cox pays for certain services with respect to the Funds, including transfer agency fees and expenses.
■ The Board considered that there is no one way that Dodge & Cox is required to calculate its profit margins associated with the Funds and concluded that the profitability data provided by Dodge & Cox was based upon a reasonable range of assumptions and methodologies. The Board also concluded that Dodge & Cox’s profits with respect to each Fund are reasonable and that its overall profits are a key part of its independence, stability and long-term investment performance.
Economies and Benefits of Scale
■ The Board considered whether there have been economies or benefits of scale as the Funds have grown over the longer term, and whether fee levels reflect economies of scale for the benefit of Fund investors. In the Board’s view, any consideration of economies of scale must take account of the relatively low overall fee and expense structure of the Funds. The Funds generally rank favorably when compared to their Broadridge custom categories and peer groups, on a net expense ratio basis.
■ Dodge & Cox has built economies of scale into its fee structure by charging relatively low fees at the beginning of operations. A comparison of the Funds’ advisory fee rates to those of many otherwise comparable funds that employ fee “breakpoints” shows that the Funds’ advisory fee rates are in general relatively lower from the first dollar. As a result of their straightforward share class and fee structure and relatively low total expenses, the Funds provide small investors with access to professional, active portfolio management and related services at a reasonable cost. In addition to building economies of scale into its fee rates from the first dollar of each Fund’s assets, Dodge & Cox has capped the expenses borne by certain Funds in their early years of operations when those Funds are not yet operating at scale. The Dodge & Cox Global Bond Fund has benefited from such an expense cap since its inception in 2014, as has the Dodge & Cox Emerging Markets Stock Fund since its inception in 2021. Dodge & Cox agreed to continue expense caps for those Funds, and for the X share class of each of the other Funds, through April 30, 2029. Dodge & Cox has also agreed, through April 30, 2027, to cap the Dodge & Cox Balanced Fund’s expenses to the extent necessary to offset its proportionate share of the net operating expenses of any other Fund in which the Dodge & Cox Balanced Fund invests.
■ Over the years, Dodge & Cox has voluntarily forgone opportunities for growth in its assets under management and revenues in order to protect the Funds’ ability to achieve investment returns for shareholders. Dodge & Cox closed the Dodge & Cox International Stock Fund for a number of years beginning in 2015 and previously closed other Funds and limited the growth of its separate account business during periods of high growth—to Dodge & Cox’s economic detriment—and continues to closely monitor the size of the Funds.
PAGE 19 ■ Dodge & Cox Balanced Fund

■ The Board also noted that Dodge & Cox has continued to make additional expenditures on staff and technology to enable it to enhance its investment processes and to implement effectively the Funds’ strategies. The Board also considered that there may be certain diseconomies of scale associated with managing very large asset pools such as several of the Funds, insofar as certain of the costs or risks associated with managing the Funds potentially increase at a rate that exceeds the rate of asset growth.
Fall-Out Benefits and Other Matters
■ The Board concluded that any “fall-out” benefits derived by Dodge & Cox from its relationship with the Funds are not a significant issue.
■ The Board considered the information provided regarding any conflicts of interest present and Dodge & Cox’s efforts to mitigate such conflicts.
■ The Board considered that the Funds have never been a defendant in any litigation.
Dodge & Cox Balanced Fund ■ PAGE 20

2026
June 30, 2026

Financial Statements and Other Information

Income Fund | Class I (dodix) | Class X (doxix)
ESTABLISHED 1989
06/26 IF SAR

Portfolio of Investments (unaudited) June 30, 2026
Debt Securities: 98.2%
	Par Value	Value
U.S. Treasury: 14.7%
U.S. Treasury Inflation Indexed
1.50%, 2/15/53(a)	$460,647,793	$349,803,238
2.125%, 2/15/54(a)	123,948,105	108,201,825
2.375%, 2/15/55(a)	196,888,723	181,116,948
2.375%, 2/15/56(a)	105,163,684	96,890,036
U.S. Treasury Note/Bond
3.75%, 4/30/28	540,100,000	536,196,935
3.50%, 1/15/29	757,853,000	745,685,905
3.75%, 12/31/30	1,293,075,000	1,268,981,379
4.625%, 4/30/31	643,545,000	655,058,419
4.25%, 6/30/31	495,035,000	495,750,479
4.00%, 6/30/32	398,565,000	393,006,888
4.00%, 1/31/33	750,000,000	737,197,267
3.875%, 8/15/34	886,100,000	855,882,608
4.00%, 11/15/35	86,350,000	83,530,133
4.125%, 2/15/36	325,000,000	317,078,125
4.375%, 5/15/36	275,000,000	273,539,062
3.375%, 8/15/42	815,840,000	680,748,367
4.00%, 11/15/42	148,200,000	133,733,132
4.50%, 2/15/44	816,805,000	777,879,137
4.125%, 8/15/44	1,041,830,000	942,205,006
4.625%, 11/15/44	1,634,236,000	1,574,931,112
4.875%, 8/15/45	199,280,000	197,762,046
4.625%, 11/15/45	316,732,000	304,211,188
4.625%, 2/15/46	430,000,000	412,732,812
2.875%, 5/15/52	1,074,945,000	743,601,599
3.00%, 8/15/52	430,333,000	305,116,184
4.00%, 11/15/52	617,515,000	528,361,272
4.125%, 8/15/53	2,102,776,000	1,836,807,681
4.75%, 11/15/53	297,025,000	287,348,484
4.25%, 2/15/54	99,010,000	88,343,219
4.50%, 11/15/54	99,640,000	92,754,721
4.75%, 5/15/55	224,190,000	217,473,057
		16,221,928,264
Government-Related: 4.9%
Agency: 2.0%
Petroleos Mexicanos (Mexico)
6.70%, 2/16/32	830,824,000	838,175,962
6.625%, 6/15/35	206,711,000	200,687,855
6.50%, 6/2/41	69,713,000	62,598,844
6.375%, 1/23/45	133,536,000	113,826,199
6.75%, 9/21/47	107,440,000	91,964,342
6.35%, 2/12/48	22,170,000	18,273,121
7.69%, 1/23/50	912,140,000	850,761,279
		2,176,287,602
Local Authority: 1.7%
New Jersey Turnpike Authority RB
7.414%, 1/1/40	40,175,000	46,885,792
7.102%, 1/1/41	145,132,000	165,616,830
State of California GO
7.50%, 4/1/34	112,606,000	128,046,242
7.55%, 4/1/39	181,930,000	215,935,173
7.30%, 10/1/39	245,270,000	279,880,638
7.35%, 11/1/39	58,295,000	66,799,617
7.625%, 3/1/40	139,420,000	164,659,189
7.60%, 11/1/40	71,080,000	85,106,131
State of Illinois GO
5.10%, 6/1/33	750,870,131	758,558,816
		1,911,488,428

	Par Value	Value
Sovereign: 1.2%
Brazil Government International (Brazil)
6.625%, 3/15/35	$34,275,000	$35,162,723
6.25%, 5/22/36	98,850,000	97,861,500
Colombia Government International (Colombia)
5.375%, 1/21/29	24,625,000	24,543,738
7.375%, 4/25/30	148,265,000	156,197,177
6.125%, 1/21/31	83,050,000	83,751,772
3.125%, 4/15/31	97,915,000	86,454,049
7.75%, 11/7/36	128,745,000	140,203,305
Mexico Government International (Mexico)
4.75%, 3/22/31	77,725,000	75,669,174
4.75%, 4/27/32	36,825,000	35,278,350
5.625%, 2/9/34	180,800,000	177,907,200
5.625%, 9/22/35	183,905,000	178,663,707
6.875%, 5/13/37	123,347,000	129,242,987
6.25%, 8/27/37	133,425,000	133,464,312
		1,354,399,994
		5,442,176,024
Securitized: 48.9%
Asset-Backed: 9.8%
Auto Loan: 3.9%
BMW Vehicle Owner Trust
Series 2025-A A3, 4.56%, 9/25/29	139,500,000	139,845,011
Series 2025-A A4, 4.66%, 12/27/32	42,850,000	43,009,822
Ford Credit Auto Owner Trust
Series 2024-B A3, 5.10%, 4/15/29	141,668,059	142,457,773
Series 2024-C A3, 4.07%, 7/15/29	8,329,000	8,316,441
Series 2024-D A3, 4.61%, 8/15/29	66,528,000	66,728,369
Series 2025-A A3, 4.45%, 10/15/29	209,832,000	210,135,249
Series 2024-B A4, 4.96%, 5/15/30	15,510,000	15,615,552
Series 2025-C A3, 3.90%, 6/15/30	74,843,000	74,128,302
Series 2024-C A4, 4.11%, 7/15/30	4,694,000	4,658,462
Series 2024-D A4, 4.66%, 9/15/30	15,500,000	15,539,293
Series 2026-A A3, 4.05%, 10/15/30	106,824,000	106,055,027
Series 2025-B A4, 3.95%, 7/15/31	32,880,000	32,346,601
Series 2025-C A4, 3.98%, 1/15/32	32,000,000	31,504,070
Series 2026-A A4, 4.16%, 4/15/32	40,000,000	39,643,104
GM Financial Consumer Automobile Receivables Trust
Series 2024-4 A3, 4.40%, 8/16/29	53,981,927	54,027,634
Series 2024-4 A4, 4.44%, 4/16/30	8,043,000	8,036,738
Series 2025-2 A3, 4.28%, 4/16/30	31,827,000	31,830,969
Series 2025-3 A3, 4.18%, 8/16/30	38,950,000	38,869,019
Series 2025-4 A3, 3.84%, 2/18/31	31,657,000	31,340,158
Series 2025-2 A4, 4.42%, 5/16/31	6,866,000	6,854,339
Series 2026-1 A3, 3.84%, 5/16/31	48,520,000	47,971,564
Series 2026-2 A3, 4.15%, 8/18/31	11,030,000	10,961,547
Series 2026-2 A4, 4.22%, 2/17/32	25,545,000	25,322,212
Series 2026-1 A4, 3.97%, 6/16/32	26,529,000	26,122,528
Honda Auto Receivables Owner Trust
Series 2024-2 A3, 5.27%, 11/20/28	12,412,834	12,480,146
Series 2024-3 A3, 4.57%, 3/21/29	26,310,318	26,362,476
Series 2024-4 A3, 4.33%, 5/15/29	74,182,530	74,210,667
Series 2025-1 A3, 4.57%, 9/21/29	352,539,000	353,515,075
Series 2025-2 A3, 4.15%, 10/15/29	111,355,000	111,109,897
Series 2025-3 A3, 4.04%, 2/21/30	192,258,000	191,409,738
Series 2026-1 A3, 3.78%, 9/23/30	55,193,000	54,547,601
Series 2026-2 A3, 4.30%, 11/15/30	80,348,000	80,142,534
Series 2024-3 A4, 4.51%, 11/21/30	9,543,000	9,558,200
Series 2024-4 A4, 4.35%, 12/16/30	11,350,000	11,338,084
PAGE 1 ■  Dodge & Cox Income FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2026
Debt Securities (continued)
	Par Value	Value
Series 2025-1 A4, 4.64%, 5/21/31	$9,360,000	$9,385,063
Series 2025-2 A4, 4.28%, 8/15/31	24,530,000	24,420,395
Series 2025-3 A4, 4.10%, 11/21/31	34,375,000	34,087,656
Series 2026-1 A4, 3.86%, 5/21/32	21,459,000	21,122,068
Series 2026-2 A4, 4.33%, 8/16/32	75,000,000	74,705,077
Hyundai Auto Receivables Trust
Series 2024-C A3, 4.41%, 5/15/29	27,337,000	27,361,863
Series 2025-A A3, 4.32%, 10/15/29	167,650,000	167,727,035
Series 2025-B A3, 4.36%, 12/17/29	82,702,000	82,727,381
Series 2025-B A4, 4.44%, 6/17/30	15,857,000	15,855,995
Series 2025-D A3, 3.99%, 9/16/30	222,270,000	220,611,088
Series 2024-C A4, 4.44%, 1/15/31	12,759,000	12,747,212
Series 2026-A A3, 3.79%, 2/18/31	164,598,000	162,411,809
Series 2026-B A3, 4.51%, 2/18/31	11,652,000	11,676,550
Series 2025-A A4, 4.40%, 4/15/31	24,767,000	24,703,435
Series 2025-C A4, 3.89%, 1/15/32	38,860,000	38,250,485
Series 2026-B A4, 4.60%, 2/17/32	10,256,000	10,275,344
Series 2025-D A4, 4.07%, 3/15/32	33,275,000	32,832,113
Series 2026-A A4, 3.90%, 12/15/32	25,690,000	25,259,672
Nissan Auto Receivables Owner Trust
Series 2024-B A3, 4.34%, 3/15/29	7,552,260	7,556,655
Series 2024-B A4, 4.35%, 9/15/31	16,509,000	16,488,942
Toyota Auto Receivables Owner Trust
Series 2024-C A3, 4.88%, 3/15/29	111,527,526	111,974,071
Series 2024-D A3, 4.40%, 6/15/29	56,560,846	56,591,355
Series 2025-A A3, 4.64%, 8/15/29	135,249,000	135,686,030
Series 2024-C A4, 4.83%, 11/15/29	50,237,000	50,482,654
Series 2025-B A3, 4.34%, 11/15/29	16,357,000	16,362,895
Series 2025-C A3, 4.11%, 3/15/30	175,311,000	174,787,153
Series 2024-D A4, 4.43%, 4/15/30	12,000,000	11,994,481
Series 2025-A A4, 4.76%, 5/15/30	37,322,000	37,498,130
Series 2025-B A4, 4.49%, 6/17/30	22,366,000	22,338,973
Series 2025-D A3, 3.84%, 6/17/30	52,810,000	52,413,650
Series 2026-A A3, 3.86%, 9/16/30	114,794,000	113,691,587
Series 2026-B A3, 4.13%, 12/16/30	77,711,000	77,257,766
Series 2025-D A4, 3.94%, 2/17/31	33,997,000	33,514,059
Series 2026-A A4, 3.97%, 7/15/31	20,000,000	19,701,820
Series 2026-B A4, 4.20%, 8/15/31	35,000,000	34,697,758
Volkswagen Auto Loan Enhanced Trust
Series 2024-1 A3, 4.63%, 7/20/29	104,325,000	104,666,696
Series 2025-1 A3, 4.50%, 8/20/29	43,880,000	43,969,059
Series 2025-2 A3, 3.92%, 3/20/30	20,603,000	20,425,818
Series 2024-1 A4, 4.67%, 6/20/31	14,000,000	14,048,093
Series 2025-1 A4, 4.61%, 7/21/31	45,720,000	45,871,118
Series 2025-2 A4, 4.05%, 9/20/32	32,180,000	31,718,870
		4,365,892,076
Federal Agency: 0.0%
Small Business Admin. - 504 Program
Series 2006-20G 1, 6.07%, 7/1/26	80,169	80,170
Series 2006-20H 1, 5.70%, 8/1/26	902	902
Series 2006-20I 1, 5.54%, 9/1/26	1,580	1,583
Series 2006-20J 1, 5.37%, 10/1/26	30,928	30,971
Series 2006-20L 1, 5.12%, 12/1/26	32,273	32,231
Series 2007-20A 1, 5.32%, 1/1/27	126,492	126,691
Series 2007-20C 1, 5.23%, 3/1/27	247,878	244,936
Series 2007-20D 1, 5.32%, 4/1/27	165,962	166,184
Series 2007-20G 1, 5.82%, 7/1/27	227,012	227,386
		911,054
Other: 0.1%
Rio Oil Finance Trust (Brazil)

	Par Value	Value
9.75%, 1/6/27(b)	$31,120,798	$31,542,506
8.20%, 4/6/28(b)	80,549,754	82,416,656
		113,959,162
Student Loan: 5.8%
ECMC Group Student Loan Trust
United States 30 Day Average SOFR
+1.464%, Series 2016-1A A, 5.092%, 7/26/66(b)	25,330,714	25,758,805
+1.314%, Series 2017-1A A, 4.942%, 12/27/66(b)	50,185,134	51,387,344
+1.164%, Series 2017-2A A, 4.792%, 5/25/67(b)	4,853,656	4,887,148
+1.264%, Series 2020-2A A, 4.892%, 11/25/69(b)	3,675,082	3,708,459
+1.15%, Series 2024-1A A, 4.778%, 11/27/73(b)	185,962,209	186,680,507
+0.95%, Series 2025-1A A, 4.578%, 4/25/74(b)	329,937,232	329,937,364
+1.05%, Series 2025-2A A, 4.678%, 11/25/74(b)	325,408,871	324,764,724
+0.95%, Series 2026-1A A, 4.578%, 3/25/76(b)	518,667,748	515,799,983
+0.93%, Series 2026-2A A, 4.576%, 5/25/76(b)	365,925,000	363,187,391
Navient Student Loan Trust
United States 30 Day Average SOFR
+0.764%, Series 2015-3 A2, 4.392%, 6/26/56	31,429,077	31,195,392
+1.614%, Series 2016-2A A3, 5.242%, 6/25/65(b)	33,096,788	33,742,046
+1.014%, Series 2019-1A A2, 4.642%, 12/27/67(b)	110,087,417	110,636,159
+0.714%, Series 2014-8 A3, 4.342%, 5/27/49	11,644,266	11,546,505
+1.364%, Series 2016-5A A, 4.992%, 6/25/65(b)	156,440,366	158,447,449
+1.464%, Series 2016-3A A3, 5.092%, 6/25/65(b)	6,485,784	6,591,978
+1.264%, Series 2016-7A A, 4.892%, 3/25/66(b)	142,916,364	144,306,154
+1.414%, Series 2016-6A A3, 5.042%, 3/25/66(b)	122,590,005	124,325,549
+0.914%, Series 2017-5A A, 4.542%, 7/26/66(b)	165,095,464	164,394,403
+1.164%, Series 2017-3A A3, 4.792%, 7/26/66(b)	193,811,405	195,024,315
+1.264%, Series 2017-1A A3, 4.892%, 7/26/66(b)	183,568,339	185,240,959
+1.114%, Series 2017-4A A3, 4.742%, 9/27/66(b)	95,858,155	96,110,290
+1.164%, Series 2017-2A A, 4.792%, 12/27/66(b)	108,595,841	109,953,735
+0.834%, Series 2018-1A A3, 4.462%, 3/25/67(b)	79,057,914	78,500,453
+0.914%, Series 2018-3A A3, 4.542%, 3/25/67(b)	88,977,782	89,253,800
+0.794%, Series 2018-4A A2, 4.422%, 6/27/67(b)	96,541,124	95,718,169
+1.114%, Series 2019-2A A2, 4.742%, 2/27/68(b)	95,714,558	96,006,200
+0.944%, Series 2019-3A A, 4.572%, 7/25/68(b)	37,727,196	37,628,090
See accompanying Notes to Financial StatementsDodge & Cox Income Fund ■  PAGE 2

Portfolio of Investments (unaudited) June 30, 2026
Debt Securities (continued)
	Par Value	Value
+0.924%, Series 2019-4A A2, 4.552%, 7/25/68(b)	$32,255,240	$32,138,160
+1.164%, Series 2020-1A A1B, 4.792%, 6/25/69(b)	30,628,887	30,810,924
+1.014%, Series 2020-2A A1B, 4.627%, 8/26/69(b)	54,464,239	54,294,730
+0.714%, Series 2021-1A A1B, 4.342%, 12/26/69(b)	34,305,001	33,919,268
+0.814%, Series 2016-1A A, 4.442%, 2/25/70(b)	99,018,466	98,536,850
+0.664%, Series 2021-2A A1B, 4.292%, 2/25/70(b)	43,882,419	43,455,250
Nelnet Student Loan Trust
CME Term SOFR 1 Month
+0.994%, Series 2020-5A A, 4.643%, 10/25/68(b)	35,869,966	35,916,479
United States 30 Day Average SOFR
+0.964%, Series 2017-3A A, 4.592%, 2/25/66(b)	62,436,440	62,327,432
+0.864%, Series 2019-1A A2, 4.492%, 4/25/67(b)	12,336,101	12,325,210
+0.95%, Series 2025-1A A2, 4.578%, 11/27/90(b)	357,505,000	357,504,214
Sallie Mae Resecuritization FFELP Student Loan Trust
United States 90 Day Average SOFR
+0.401%, Series 2026-1A 68A6, 4.07%, 4/26/76(b)	105,316,118	102,426,981
+0.401%, Series 2026-1A 69A6, 4.07%, 4/26/76(b)	52,665,914	50,786,768
+0.381%, Series 2026-1A 71A6, 4.05%, 4/26/76(b)	51,661,052	50,318,448
+0.371%, Series 2026-1A 74A5, 4.04%, 4/26/76(b)	79,748,297	76,155,556
+0.351%, Series 2026-1A 75A6, 4.02%, 4/26/76(b)	129,343,901	123,835,520
+0.731%, Series 2026-1A 76A5, 4.40%, 4/26/76(b)	64,064,125	62,669,809
+0.791%, Series 2026-1A 78A5, 4.46%, 4/26/76(b)	129,637,543	126,006,862
+0.421%, Series 2026-2A 5AA4, 4.107%, 6/30/76(b)	41,776,857	41,018,381
+0.381%, Series 2026-2A 5BA4, 4.067%, 6/30/76(b)	6,980,096	6,845,689
+0.971%, Series 2026-2A 57A5, 4.64%, 7/28/76(b)	5,435,591	5,426,882
+0.391%, Series 2026-2A 58A5, 4.06%, 7/28/76(b)	52,170,327	50,929,586
+0.391%, Series 2026-2A 62A6, 4.06%, 7/28/76(b)	84,354,882	82,146,876
+1.221%, Series 2026-2A 83A3, 4.89%, 7/28/76(b)	18,827,753	18,908,656
SLM Student Loan Trust
United States 90 Day Average SOFR
+0.931%, Series 2003-12 A6, 4.568%, 12/15/68(b)	128,749,153	127,865,586
+0.891%, Series 2004-8A A6, 4.56%, 1/25/40(b)	49,243,964	48,963,460
+0.431%, Series 2005-4 A4, 4.10%, 7/25/40	7,832,099	7,712,872

	Par Value	Value
+0.751%, Series 2007-6 A5, 4.42%, 4/27/43	$31,686,431	$30,651,724
+0.811%, Series 2004-3A A6A, 4.48%, 10/25/64(b)	26,405,630	26,436,200
+0.811%, Series 2004-3A A6B, 4.48%, 10/25/64(b)	16,264,083	16,282,915
United States 30 Day Average SOFR
+1.314%, Series 2011-2 A2, 4.942%, 10/25/34	8,251,146	8,271,612
+0.914%, Series 2012-5 A3, 4.542%, 1/25/75	60,349,013	60,248,749
SMB Private Education Loan Trust (Private Loans)
Series 2018-A A2A, 3.50%, 2/15/36(b)	4,105,348	4,091,894
Series 2018-B A2A, 3.60%, 1/15/37(b)	3,692,521	3,674,427
Series 2024-C A1A, 5.50%, 6/17/52(b)	34,706,301	35,000,267
Series 2023-C A1A, 5.67%, 11/15/52(b)	10,046,422	10,130,398
Series 2021-A APT2, 1.07%, 1/15/53(b)	16,906,410	15,509,720
Series 2025-B A1A, 5.02%, 3/17/53(b)	67,707,383	67,017,201
Series 2023-D A1A, 6.15%, 9/15/53(b)	109,429,693	113,107,067
Series 2026-A A1A, 4.68%, 12/15/53(b)	135,741,138	132,976,484
Series 2024-F A1A, 5.06%, 3/16/54(b)	52,296,792	52,279,523
Series 2025-A A1A, 5.13%, 4/15/54(b)	16,812,527	16,812,443
Series 2024-A A1A, 5.24%, 3/15/56(b)	206,216,794	207,069,541
Series 2023-B A1A, 4.99%, 10/16/56(b)	116,157,116	114,949,477
Series 2024-E A1A, 5.09%, 10/16/56(b)	78,867,476	78,792,024
Series 2022-D A1A, 5.37%, 10/15/58(b)	102,127,893	102,469,521
		6,413,751,007
		10,894,513,299
CMBS: 0.1%
Agency CMBS: 0.1%
Freddie Mac Multifamily Interest Only
Series K062 X1, 0.402%, 12/25/26(c)	273,873,007	301,260
Series K064 X1, 0.719%, 3/25/27(c)	345,824,623	882,510
Series K065 X1, 0.787%, 4/25/27(c)	418,481,444	1,704,642
Series K066 X1, 0.854%, 6/25/27(c)	329,122,420	1,490,628
Series K067 X1, 0.694%, 7/25/27(c)	431,683,022	1,830,207
Series K069 X1, 0.467%, 9/25/27(c)	85,574,172	299,518
Series K070 X1, 0.444%, 11/25/27(c)	181,537,636	639,829
Series K071 X1, 0.402%, 11/25/27(c)	233,562,880	739,063
Series K089 X1, 0.684%, 1/25/29(c)	490,153,064	5,981,338
Series K091 X1, 0.703%, 3/25/29(c)	244,499,360	3,475,143
Series K092 X1, 0.849%, 4/25/29(c)	460,583,113	7,667,649
Series K093 X1, 1.08%, 5/25/29(c)	208,223,569	4,794,556
Series K094 X1, 1.008%, 6/25/29(c)	303,633,539	6,859,021
Series K095 X1, 1.07%, 6/25/29(c)	208,917,985	4,871,675
Series K096 X1, 1.239%, 7/25/29(c)	505,474,063	14,334,284
Series K097 X1, 1.208%, 7/25/29(c)	230,630,781	6,605,819
PAGE 3 ■  Dodge & Cox Income FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2026
Debt Securities (continued)
	Par Value	Value
Series K098 X1, 1.257%, 8/25/29(c)	$448,814,724	$13,956,163
Series K099 X1, 0.99%, 9/25/29(c)	484,085,861	11,512,627
Series K101 X1, 0.938%, 10/25/29(c)	187,127,479	4,385,913
Series K102 X1, 0.935%, 10/25/29(c)	525,141,113	12,057,292
Series K152 X1, 1.10%, 1/25/31(c)	111,450,890	3,654,620
Series K154 X1, 0.42%, 11/25/32(c)	340,954,262	4,424,632
Series K-1511 X1, 0.924%, 3/25/34(c)	167,086,964	6,846,706
		119,315,095
Mortgage-Related: 39.0%
CMO & REMIC: 5.0%
Dept. of Veterans Affairs
Series 1997-2 Z, 7.50%, 6/15/27	371,325	374,139
Fannie Mae
Trust 1998-58 PX, 6.50%, 9/25/28	15,305	15,402
Trust 1998-58 PC, 6.50%, 10/25/28	96,263	96,977
Trust 2001-69 PQ, 6.00%, 12/25/31	234,781	239,260
Trust 2002-33 A1, 7.00%, 6/25/32	607,329	611,581
Trust 2002-69 Z, 5.50%, 10/25/32	40,997	41,565
Trust 2008-24 GD, 6.50%, 3/25/37	190,640	197,371
Trust 2007-47 PE, 5.00%, 5/25/37	494,281	498,214
Trust 2009-30 AG, 6.50%, 5/25/39	1,551,110	1,628,071
Trust 2009-40 TB, 6.00%, 6/25/39	903,718	936,780
Trust 2001-T3 A1, 7.50%, 11/25/40	26,826	26,923
Trust 2010-123 WT, 7.00%, 11/25/40	5,913,646	6,124,578
Trust 2001-T7 A1, 7.50%, 2/25/41	40,614	41,453
Trust 2001-T5 A2, 7.00%, 6/19/41(c)	14,781	14,806
Trust 2001-T5 A3, 7.50%, 6/19/41(c)	98,933	100,821
Trust 2001-T4 A1, 7.50%, 7/25/41	574,682	590,294
Trust 2011-58 AT, 4.00%, 7/25/41	1,910,007	1,852,424
Trust 2001-T10 A1, 7.00%, 12/25/41	471,950	473,559
Trust 2013-106 MA, 4.00%, 2/25/42	4,312,324	4,268,800
Trust 2012-15 PZ, 4.00%, 3/25/42	2,619,400	2,515,814
Trust 2012-47 VZ, 4.00%, 5/25/42	4,125,523	3,964,979
Trust 2002-W6 2A1, 7.00%, 6/25/42(c)	642,817	638,972
Trust 2002-W8 A2, 7.00%, 6/25/42	468,461	486,946
Trust 2002-90 A1, 6.50%, 6/25/42	1,461,794	1,467,327
Trust 2002-T16 A3, 7.50%, 7/25/42	1,289,765	1,382,489
Trust 2003-W2 1A2, 7.00%, 7/25/42	2,724,068	2,814,976
Trust 2003-W4 3A, 4.364%, 10/25/42(c)	638,449	638,463
Trust 2012-121 NB, 7.00%, 11/25/42	204,830	214,515
Trust 2003-W1 2A, 5.022%, 12/25/42(c)	872,006	852,244
Trust 2003-7 A1, 6.50%, 12/25/42	1,288,972	1,292,617
Trust 2012-131 MZ, 3.50%, 12/25/42	12,125,274	11,348,058
Trust 2012-134 ZA, 3.00%, 12/25/42	32,049,416	29,185,538
Trust 2013-19 ZA, 3.50%, 3/25/43	9,306,034	8,681,956
Trust 2013-72 Z, 3.00%, 7/25/43	9,806,838	8,887,539
Trust 2004-T1 1A2, 6.50%, 1/25/44	341,512	347,192
Trust 2004-W2 2A2, 7.00%, 2/25/44	30,513	31,287
Trust 2004-W2 5A, 7.50%, 3/25/44	417,768	428,324
Trust 2004-W8 3A, 7.50%, 6/25/44	325,818	330,653
Trust 2004-W15 1A2, 6.50%, 8/25/44	154,449	158,967
Trust 2014-58 MZ, 4.00%, 9/25/44	26,085,893	24,771,104
Trust 2005-W1 1A3, 7.00%, 10/25/44	1,818,575	1,827,049

	Par Value	Value
Trust 2014-61 ZV, 3.00%, 10/25/44	$37,041,442	$33,935,899
Trust 2014-68 MZ, 3.00%, 11/25/44	46,272,706	42,078,631
Trust 2014-81 ZC, 3.00%, 12/25/44	10,978,478	9,987,068
Trust 2001-79 BA, 7.00%, 3/25/45	84,207	84,327
Trust 2006-W1 1A1, 6.50%, 12/25/45	63,816	64,792
Trust 2006-W1 1A2, 7.00%, 12/25/45	360,496	368,705
Trust 2006-W1 1A3, 7.50%, 12/25/45	5,525	5,631
Trust 2006-W1 1A4, 8.00%, 12/25/45	318,898	327,270
Trust 2007-W10 1A, 5.89%, 8/25/47(c)	1,403,923	1,397,836
Trust 2007-W10 2A, 6.096%, 8/25/47(c)	407,884	407,927
Trust 2018-28 PT, 3.50%, 5/25/48	3,742,910	3,461,575
Trust 2018-55 MY, 3.50%, 8/25/48	3,461,588	3,082,283
United States 30 Day Average SOFR
+0.7%, Trust 2025-107 FA, 4.328%, 8/25/52	14,234,900	14,245,768
+0.7%, Trust 2025-107 FB, 4.328%, 9/25/52	56,140,454	56,165,077
+0.7%, Trust 2025-95 FC, 4.328%, 9/25/52	78,335,597	78,363,821
+0.7%, Trust 2025-95 FH, 4.328%, 9/25/52	152,175,203	151,701,543
+1%, Trust 2024-105 FC, 4.628%, 1/25/55	154,299,126	155,763,718
+1%, Trust 2025-70 AF, 4.628%, 9/25/55	132,095,089	133,457,187
+0.9%, Trust 2025-89 FB, 4.528%, 10/25/55	28,581,572	28,763,866
+0.9%, Trust 2025-85 FH, 4.528%, 10/25/55	44,038,360	44,321,795
+0.9%, Trust 2025-89 FP, 4.528%, 10/25/55	75,792,293	76,297,858
+1%, Trust 2025-81 FE, 4.628%, 10/25/55	35,853,360	36,202,435
+0.8%, Trust 2026-42 FC, 4.428%, 2/25/56	198,005,549	198,297,409
+0.7%, Trust 2026-29 FN, 4.328%, 4/25/56	80,533,133	80,109,230
+0.8%, Trust 2026-30 FB, 4.428%, 5/25/56	4,045,382	4,049,593
+0.8%, Trust 2026-44 FD, 4.428%, 6/25/56	303,699,171	304,900,393
+0.8%, Trust 2026-44 FJ, 4.428%, 6/25/56	173,899,094	174,568,692
+0.664%, Trust 2013-98 FA, 4.292%, 9/25/43	7,062,804	7,019,851
+0.514%, Trust 2004-W14 1AF, 4.142%, 7/25/44	517,000	503,722
Freddie Mac
Series 2456 CJ, 6.50%, 6/15/32	21,393	22,108
Series 3312 AB, 6.50%, 6/15/32	457,484	471,812
Series T-41 2A, 4.54%, 7/25/32(c)	78,653	73,162
Series 2587 ZU, 5.50%, 3/15/33	678,938	690,966
Series 2610 UA, 4.00%, 5/15/33	339,002	328,495
Series T-48 1A, 4.243%, 7/25/33(c)	969,908	922,448
Series 2708 ZD, 5.50%, 11/15/33	2,629,222	2,700,382
Series 3204 ZM, 5.00%, 8/15/34	1,310,714	1,316,447
Series 3330 GZ, 5.50%, 6/15/37	243,480	249,175
See accompanying Notes to Financial StatementsDodge & Cox Income Fund ■  PAGE 4

Portfolio of Investments (unaudited) June 30, 2026
Debt Securities (continued)
	Par Value	Value
Series 3427 Z, 5.00%, 3/15/38	$644,427	$646,224
Series 4197 LZ, 4.00%, 4/15/43	8,844,184	8,519,526
Series 4215 LZ, 3.50%, 6/15/43	25,799,896	24,205,287
Series T-51 1A, 6.50%, 9/25/43(c)	32,617	33,211
Series T-59 1A1, 6.50%, 10/25/43	2,127,342	2,151,137
Series 4283 DW, 4.50%, 12/15/43(c)	14,828,845	14,582,674
Series 4283 EW, 4.50%, 12/15/43(c)	8,955,665	8,801,630
Series 4281 BC, 4.50%, 12/15/43(c)	25,173,489	24,737,693
Series 4291 KZ, 3.00%, 1/15/44	11,465,571	10,432,050
Series 4319 MA, 4.50%, 3/15/44(c)	5,127,826	5,039,007
Series 4358 Z, 3.00%, 6/15/44	17,185,093	15,639,563
Series 4375 MZ, 3.50%, 8/15/44	16,508,631	15,460,699
Series 4385 EZ, 3.00%, 9/15/44	39,022,439	34,507,839
Series 4422 GZ, 3.00%, 12/15/44	10,110,831	9,177,413
Series 4438 ZP, 3.50%, 2/15/45	5,416,738	4,958,867
Series 4434 LZ, 3.00%, 2/15/45	38,196,420	33,869,614
Series 4616 ZD, 2.50%, 9/15/46	20,820,947	18,088,906
Series 4640 DZ, 3.00%, 12/15/46	25,243,217	22,653,437
Series 4653 PZ, 3.50%, 2/15/47	18,400,085	16,684,939
Series 4680 GZ, 3.50%, 3/15/47	14,614,752	13,468,444
Series 4700 KZ, 3.50%, 7/15/47	2,669,112	2,452,204
Series 4722 CZ, 3.50%, 9/15/47	9,663,383	8,927,416
Series 4771 HZ, 3.50%, 3/15/48	4,188,890	3,863,672
Series 4818 ZB, 4.00%, 8/15/48	10,061,535	9,426,153
Series 5020 GT, 3.50%, 10/25/50	11,396,882	9,909,832
United States 30 Day Average SOFR
+0.9%, Series 5587 FP, 4.528%, 10/25/55	102,678,708	103,331,066
+0.85%, Series 5598 FC, 4.478%, 11/25/55	93,479,024	93,902,540
+0.95%, Series 5595 PF, 4.578%, 11/25/55	30,389,846	30,634,518
+0.95%, Series 5593 GF, 4.578%, 11/25/55	14,668,446	14,788,101
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2017-4 M45T, 4.50%, 6/25/57	7,513,101	7,264,144
Ginnie Mae
Series 2010-115 Z, 4.50%, 9/20/40	5,376,788	5,335,840
Series 2014-184 GZ, 3.50%, 12/20/44	4,822,239	4,477,041
Series 2015-14 Z, 4.00%, 12/20/44	13,259,321	12,579,199
Series 2015-24 Z, 3.50%, 2/20/45	13,247,403	12,308,533
Series 2015-69 DZ, 3.50%, 5/20/45	3,125,175	2,911,012
Series 2015-69 KZ, 3.50%, 5/20/45	10,200,987	9,501,928
CME Term SOFR 1 Month
+0.714%, Series 2018-H20 FA, 4.361%, 12/20/68	22,997,518	22,987,723
+1.364%, Series 2020-H21 FL, 5.011%, 12/20/70	15,875,655	16,253,096
+0.764%, Series 2014-H21 FA, 4.411%, 10/20/64	928,290	930,132
+0.744%, Series 2015-H10 FB, 4.391%, 4/20/65	1,627,938	1,631,081
+0.714%, Series 2015-H18 FB, 4.361%, 7/20/65	797,079	798,257
+0.714%, Series 2015-H19 FK, 4.361%, 8/20/65	979,703	981,105
+0.734%, Series 2015-H23 FA, 4.381%, 9/20/65	284,569	285,055
+0.864%, Series 2016-H02 FB, 4.511%, 11/20/65	2,464,726	2,473,048

	Par Value	Value
+1.014%, Series 2016-H09 FM, 4.661%, 3/20/66	$1,935,305	$1,945,901
+1.014%, Series 2016-H09 FH, 4.661%, 4/20/66	2,610,875	2,626,988
+0.894%, Series 2016-H19 FA, 4.541%, 9/20/66	972,136	975,295
+0.864%, Series 2016-H23 F, 4.511%, 10/20/66	5,711,701	5,733,198
+0.914%, Series 2016-H24 FB, 4.561%, 11/20/66	2,991,778	3,005,633
+0.924%, Series 2017-H02 GF, 4.571%, 12/20/66	1,329,427	1,336,438
+0.684%, Series 2017-H17 FB, 4.331%, 9/20/67	6,209,088	6,209,585
+0.614%, Series 2018-H20 FB, 4.261%, 6/20/68	8,635,203	8,635,334
+0.614%, Series 2018-H20 FE, 4.261%, 11/20/68	7,793,648	7,793,955
+0.714%, Series 2019-H15 F, 4.361%, 9/20/69	17,991,545	17,988,732
+0.714%, Series 2019-H18 LF, 4.361%, 11/20/69	17,110,528	17,200,175
+0.764%, Series 2019-H18 F, 4.411%, 11/20/69	19,846,868	19,975,774
+0.764%, Series 2019-H17 FB, 4.411%, 11/20/69	60,821,911	60,901,631
+0.764%, Series 2019-H20 AF, 4.411%, 11/20/69	11,801,685	11,817,036
+0.664%, Series 2020-H06 FA, 4.311%, 3/20/70	57,586,383	57,502,278
+0.964%, Series 2021-H16 HF, 4.611%, 9/20/71	5,906,062	5,978,067
United States 30 Day Average SOFR
+0.55%, Series 2022-H04 FG, 4.159%, 2/20/67	8,333,819	8,341,198
+0.5%, Series 2022-H04 GF, 4.109%, 2/20/67	10,964,538	10,965,583
+0.5%, Series 2022-H07 FB, 4.109%, 1/20/68	46,749,396	46,732,370
+0.3%, Series 2022-H06 FA, 3.909%, 2/20/68	60,133,724	60,004,479
+0.5%, Series 2022-H07 AF, 4.109%, 2/20/68	17,598,260	17,601,215
+0.5%, Series 2022-H07 BF, 4.109%, 2/20/68	65,882,460	65,858,011
+0.5%, Series 2022-H07 FH, 4.109%, 6/20/68	4,312,261	4,311,619
+0.41%, Series 2022-H06 FC, 4.019%, 8/20/68	37,401,868	37,322,310
+1.3%, Series 2023-H08 EF, 4.909%, 7/20/71	59,404,207	60,551,172
+1.02%, Series 2023-H08 FE, 4.629%, 8/20/71	39,902,107	40,484,479
+1%, Series 2022-H20 FB, 4.609%, 8/20/71	35,346,977	35,816,353
+1.45%, Series 2021-H12 EF, 5.059%, 8/20/71	37,791,773	38,887,651
+0.7%, Series 2021-H17 FA, 4.309%, 11/20/71	29,160,266	29,304,384
+0.82%, Series 2021-H19 FM, 4.429%, 12/20/71	34,053,060	34,080,929
+0.8%, Series 2022-H08 FL, 4.425%, 12/20/71	86,596,512	87,267,618
PAGE 5 ■  Dodge & Cox Income FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2026
Debt Securities (continued)
	Par Value	Value
+0.8%, Series 2022-H02 FC, 4.409%, 1/20/72	$106,085,610	$106,801,667
+0.35%, Series 2022-H01 FA, 3.959%, 1/20/72	48,311,612	47,993,311
+0.82%, Series 2022-H04 HF, 4.429%, 2/20/72	152,985,218	154,253,144
+0.75%, Series 2022-H07 F, 4.359%, 2/20/72	17,060,577	17,121,502
+0.75%, Series 2022-H08 FE, 4.375%, 3/20/72	50,232,555	50,562,252
+0.74%, Series 2022-H09 FC, 4.349%, 4/20/72	63,755,888	64,155,816
+1%, Series 2022-H11 FG, 4.609%, 4/20/72	16,977,281	17,234,130
+0.95%, Series 2022-H10 FA, 4.559%, 5/20/72	101,030,705	102,401,288
+0.95%, Series 2022-H11 AF, 4.559%, 5/20/72	18,539,699	18,787,764
+0.9%, Series 2022-H11 F, 4.509%, 5/20/72	174,148,021	176,183,393
+0.97%, Series 2022-H11 EF, 4.579%, 5/20/72	40,323,730	40,867,117
+0.95%, Series 2022-H12 FA, 4.559%, 6/20/72	237,793,592	241,038,690
+1.1%, Series 2022-H23 FA, 4.709%, 10/20/72	218,378,270	222,582,947
+1.63%, Series 2023-H08 FG, 5.239%, 2/20/73	25,125,909	25,895,521
+1.42%, Series 2023-H13 FJ, 5.029%, 2/20/73	54,747,386	56,266,713
+1.1%, Series 2023-H08 FD, 4.709%, 3/20/73	137,159,711	139,568,332
+1.35%, Series 2023-H23 FH, 4.959%, 9/20/73	73,926,099	75,780,239
+2.1%, Series 2023-H23 DF, 5.709%, 9/20/73	59,467,446	61,848,886
CME Term SOFR 12 Month
+1.015%, Series 2016-H21 CF, 5.077%, 9/20/66	2,501,811	2,519,209
+0.995%, Series 2016-H27 BF, 4.607%, 12/20/66	4,469,666	4,492,775
+1.015%, Series 2017-H02 BF, 4.541%, 1/20/67	13,049,612	13,112,348
+1.025%, Series 2017-H02 FP, 4.551%, 1/20/67	5,466,689	5,493,951
+1.015%, Series 2017-H03 F, 4.541%, 1/20/67	12,974,840	13,042,783
+0.965%, Series 2017-H08 FG, 4.456%, 2/20/67	4,766,825	4,784,193
+0.915%, Series 2017-H07 FQ, 4.406%, 3/20/67	433,500	434,225
+1.015%, Series 2017-H10 FA, 4.448%, 4/20/67	4,664,624	4,677,098
+0.915%, Series 2017-H12 FQ, 4.619%, 5/20/67	7,598,009	7,624,226
+1.015%, Series 2017-H11 FB, 4.719%, 5/20/67	2,835,263	2,852,251
+0.915%, Series 2017-H13 FQ, 4.647%, 6/20/67	20,210,800	20,278,904
+1.015%, Series 2017-H14 FA, 4.747%, 6/20/67	2,670,939	2,681,086
+0.915%, Series 2017-H16 BF, 4.782%, 8/20/67	3,733,033	3,750,373

	Par Value	Value
+0.985%, Series 2017-H17 FQ, 5.047%, 9/20/67	$13,495,518	$13,578,655
+0.965%, Series 2017-H18 GF, 5.027%, 9/20/67	3,400,248	3,421,764
+0.965%, Series 2017-H20 FB, 4.732%, 10/20/67	9,508,313	9,553,359
+0.945%, Series 2017-H20 BF, 4.712%, 10/20/67	33,835,363	33,991,997
+0.945%, Series 2017-H20 FG, 4.712%, 10/20/67	17,046,437	17,134,210
+0.935%, Series 2017-H21 FA, 4.702%, 10/20/67	4,659,514	4,685,596
+0.915%, Series 2017-H22 FK, 4.494%, 11/20/67	3,238,757	3,251,397
+0.935%, Series 2017-H22 FH, 4.514%, 11/20/67	4,268,031	4,282,190
+0.935%, Series 2017-H22 FA, 4.514%, 11/20/67	37,234,552	37,362,136
+0.775%, Series 2018-H02 GF, 4.202%, 12/20/67	15,652,146	15,660,756
+0.895%, Series 2017-H25 CF, 4.507%, 12/20/67	9,983,300	10,015,969
+0.875%, Series 2017-H25 FE, 4.487%, 12/20/67	9,701,005	9,731,619
+0.865%, Series 2018-H01 FL, 4.391%, 12/20/67	10,304,317	10,318,729
+0.865%, Series 2018-H01 FE, 4.391%, 1/20/68	5,058,879	5,068,452
+0.795%, Series 2018-H02 FA, 4.222%, 1/20/68	7,984,462	7,989,696
+0.775%, Series 2018-H02 HF, 4.202%, 1/20/68	29,232,930	29,230,875
+0.815%, Series 2018-H03 FD, 4.242%, 2/20/68	30,702,861	30,759,136
+0.865%, Series 2018-H02 PF, 4.292%, 2/20/68	10,623,129	10,639,831
+0.815%, Series 2018-H02 FM, 4.242%, 2/20/68	17,854,745	17,880,707
+0.755%, Series 2018-H05 BF, 4.246%, 2/20/68	13,961,390	13,962,755
+0.785%, Series 2018-H05 FE, 4.276%, 2/20/68	15,017,672	15,024,433
+0.765%, Series 2018-H11 FA, 4.831%, 2/20/68	4,867,014	4,880,634
+0.765%, Series 2018-H04 FC, 4.256%, 2/20/68	936,463	936,585
+0.775%, Series 2018-H05 CF, 4.266%, 3/20/68	6,231,083	6,236,279
+0.765%, Series 2018-H06 AF, 4.198%, 3/20/68	10,776,516	10,773,983
+0.745%, Series 2018-H06 MF, 4.178%, 3/20/68	4,890,259	4,886,827
+0.755%, Series 2018-H04 FJ, 4.246%, 3/20/68	19,578,046	19,579,923
+0.755%, Series 2018-H04 FK, 4.246%, 3/20/68	13,274,243	13,279,054
+0.735%, Series 2018-H06 BF, 4.168%, 4/20/68	10,837,713	10,824,392
+0.765%, Series 2018-H06 EF, 4.198%, 4/20/68	16,294,196	16,290,350
+0.765%, Series 2018-H06 JF, 4.198%, 4/20/68	17,627,231	17,621,070
+0.755%, Series 2018-H07 FA, 4.459%, 5/20/68	16,640,706	16,660,146
See accompanying Notes to Financial StatementsDodge & Cox Income Fund ■  PAGE 6

Portfolio of Investments (unaudited) June 30, 2026
Debt Securities (continued)
	Par Value	Value
+0.865%, Series 2018-H09 FC, 4.597%, 6/20/68	$15,040,221	$15,104,880
+0.965%, Series 2018-H10 FV, 5.031%, 7/20/68	16,784,723	16,941,661
+0.835%, Series 2018-H15 FK, 4.897%, 8/20/68	7,283,075	7,314,107
+0.815%, Series 2018-H17 DF, 4.482%, 10/20/68	23,682,538	23,775,027
+0.935%, Series 2018-H19 FG, 4.514%, 11/20/68	13,757,975	13,851,484
+1.015%, Series 2018-H19 FE, 4.594%, 11/20/68	7,451,836	7,490,335
+1.115%, Series 2019-H04 FE, 4.606%, 2/20/69	6,851,179	6,887,016
+1.115%, Series 2019-H16 FC, 4.882%, 10/20/69	4,260,641	4,297,036
+1.115%, Series 2019-H18 EF, 4.694%, 10/20/69	7,007,751	7,064,751
+1.215%, Series 2019-H17 FA, 4.794%, 11/20/69	26,858,205	27,267,175
GSMPS Mortgage Loan Trust
Series 2004-4 1A4, 8.50%, 6/25/34(b)	1,142,274	1,140,862
		5,497,609,144
Federal Agency Mortgage Pass-Through: 34.0%
Fannie Mae, 15 Year
3.50%, 9/1/28 - 12/1/29	1,668,026	6,021,485
4.50%, 3/1/29	11,190	11,157
4.00%, 11/1/33	66,787,186	65,224,701
Fannie Mae, 20 Year
4.50%, 3/1/29 - 1/1/34	36,501	43,831,016
4.00%, 9/1/30 - 3/1/37	90,680	305,308,176
3.50%, 11/1/35 - 4/1/37	4,646,364	52,350,266
2.50%, 9/1/41 - 6/1/42	35,454,070	133,572,719
2.00%, 11/1/41	66,427,579	57,416,015
Fannie Mae, 30 Year
6.00%, 11/1/28 - 2/1/39	113,324	19,191,703
7.00%, 4/1/32 - 2/1/39	60,212	1,906,432
6.50%, 12/1/32 - 8/1/39	2,268,045	8,948,802
5.50%, 2/1/33 - 11/1/39	914,096	28,873,386
4.50%, 11/1/35 - 5/1/56	1,461,599	3,412,189,850
5.00%, 7/1/37 - 3/1/49	1,761,919	22,661,795
4.00%, 10/1/40 - 7/1/53	3,160,484	1,313,299,532
3.50%, 2/1/48 - 12/1/53	10,660,138	2,558,775,603
3.00%, 3/1/50 - 5/1/52	100,538,555	247,425,925
2.50%, 6/1/50 - 5/1/52	94,562,101	2,779,287,222
2.00%, 6/1/50 - 1/1/52	81,418,209	1,637,040,149
3.50%, 1/1/51	538,503,446	492,917,934
3.50%, 5/1/52	3,233,913,819	2,936,012,760
3.50%, 6/1/52	767,965,081	697,146,959
4.00%, 6/1/52	385,666,983	362,011,748
4.00%, 9/1/52	707,565,035	663,181,667
4.50%, 9/1/52	388,793,253	375,276,964
4.00%, 10/1/52	537,988,604	504,082,561
4.50%, 2/1/54	1,129,239,827	1,087,670,409
4.50%, 12/1/54	402,768,789	386,068,022
Fannie Mae, 40 Year
4.50%, 1/1/52 - 6/1/56	2,180,644	44,489,642
4.00%, 6/1/56	21,260,375	19,605,743
2.50%, 3/1/62	116,344,343	95,046,706
Fannie Mae, Hybrid ARM
6.02%, 10/1/33(c)	169,514	173,292
5.957%, 7/1/34 - 2/1/45(c)	238,057	1,405,291
5.625%, 8/1/34(c)	309,835	314,083

	Par Value	Value
6.124%, 9/1/34 - 7/1/44(c)	$206,268	$643,266
5.89%, 10/1/34(c)	219,059	226,204
6.285%, 1/1/35(c)	135,213	138,828
5.495%, 1/1/35(c)	237,757	241,223
5.463%, 4/1/35(c)	259,757	263,199
6.037%, 6/1/35 - 11/1/48(c)	109,988	935,108
6.312%, 7/1/35(c)	157,968	161,289
5.903%, 7/1/35(c)	118,467	120,265
6.136%, 7/1/35 - 8/1/35(c)	46,185	410,852
6.358%, 7/1/35(c)	52,661	53,575
6.452%, 8/1/35(c)	227,723	233,934
6.038%, 8/1/35(c)	190,627	193,484
6.517%, 9/1/35(c)	63,072	64,668
6.191%, 10/1/35(c)	217,169	222,757
6.498%, 10/1/35(c)	147,458	151,531
5.57%, 11/1/35(c)	236,711	244,706
6.212%, 1/1/36(c)	499,154	513,578
6.064%, 1/1/36(c)	1,324,738	1,369,077
6.149%, 11/1/36(c)	324,190	332,333
5.872%, 12/1/36(c)	166,760	170,081
5.898%, 1/1/37(c)	392,250	402,597
6.25%, 2/1/37(c)	341,832	352,713
6.10%, 4/1/37 - 11/1/44(c)	128,572	859,951
6.431%, 8/1/37(c)	17,327	17,855
5.715%, 11/1/37 - 3/1/45(c)	178,186	785,236
6.155%, 5/1/38(c)	353,327	363,467
6.224%, 5/1/38 - 7/1/47(c)	15,939,924	18,114,919
6.636%, 9/1/38(c)	26,094	26,808
6.158%, 10/1/38(c)	496,228	514,742
6.521%, 10/1/38(c)	123,012	126,974
6.104%, 10/1/38(c)	120,569	123,385
5.923%, 6/1/39(c)	71,165	73,374
6.246%, 12/1/39(c)	177,685	182,822
5.855%, 4/1/42 - 12/1/44(c)	981,949	1,313,659
6.42%, 9/1/42(c)	199,720	205,304
6.15%, 11/1/42(c)	602,809	624,913
5.922%, 12/1/42(c)	705,732	730,049
5.92%, 2/1/43 - 5/1/46(c)	595,512	1,009,655
6.419%, 2/1/43(c)	198,965	206,248
5.935%, 5/1/43(c)	185,166	191,573
5.845%, 6/1/43(c)	176,620	181,199
6.22%, 9/1/43(c)	171,810	176,067
6.31%, 9/1/43 - 9/1/43(c)	526,579	656,650
6.229%, 10/1/43(c)	2,321,614	2,416,653
6.21%, 11/1/43(c)	1,224,415	1,267,738
6.082%, 11/1/43(c)	1,567,115	1,626,288
5.975%, 12/1/43(c)	379,658	392,229
5.802%, 2/1/44(c)	851,982	884,453
5.84%, 2/1/44 - 12/1/44(c)	496,732	1,040,387
5.772%, 4/1/44(c)	517,967	534,774
5.776%, 4/1/44(c)	387,705	398,841
5.777%, 4/1/44(c)	878,366	908,646
5.877%, 4/1/44(c)	1,633,193	1,690,825
6.182%, 4/1/44(c)	2,472,266	2,578,374
5.74%, 5/1/44(c)	802,764	829,888
5.748%, 5/1/44(c)	2,864,210	2,959,792
6.066%, 7/1/44(c)	974,481	1,009,305
6.065%, 7/1/44 - 11/1/47(c)	1,076,318	2,152,189
6.215%, 7/1/44(c)	1,169,221	1,210,508
6.233%, 7/1/44(c)	1,002,096	1,037,793
6.34%, 7/1/44 - 8/1/47(c)	230,807	2,110,490
6.152%, 8/1/44(c)	892,337	923,410
6.302%, 8/1/44 - 8/1/45(c)	2,069,949	2,696,862
6.298%, 8/1/44(c)	930,050	964,750
PAGE 7 ■  Dodge & Cox Income FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2026
Debt Securities (continued)
	Par Value	Value
6.33%, 8/1/44 - 11/1/44(c)	$632,335	$2,254,959
6.36%, 9/1/44 - 8/1/47(c)	903,654	1,651,585
6.18%, 9/1/44(c)	2,253,775	2,343,029
6.307%, 10/1/44(c)	642,104	665,896
6.07%, 10/1/44 - 10/1/44(c)	248,216	354,974
6.156%, 10/1/44(c)	982,501	1,019,552
6.297%, 10/1/44(c)	2,377,927	2,468,905
6.306%, 10/1/44(c)	1,071,253	1,111,297
6.198%, 10/1/44(c)	2,532,494	2,629,157
6.08%, 10/1/44(c)	174,090	178,884
6.271%, 10/1/44(c)	814,408	845,564
6.35%, 10/1/44(c)	680,022	705,428
6.287%, 10/1/44(c)	1,761,709	1,830,525
6.175%, 11/1/44(c)	928,723	962,335
6.062%, 11/1/44 - 3/1/45(c)	1,829,284	15,058,177
6.057%, 11/1/44(c)	2,554,574	2,649,597
5.965%, 11/1/44 - 12/1/44(c)	187,821	318,983
5.946%, 12/1/44(c)	1,783,233	1,848,917
5.83%, 12/1/44 - 4/1/46(c)	159,768	281,360
5.914%, 12/1/44(c)	719,281	746,183
5.928%, 1/1/45(c)	1,067,086	1,106,056
5.798%, 4/1/45(c)	3,878,967	4,015,952
5.755%, 4/1/45(c)	470,045	485,445
6.028%, 8/1/45(c)	764,697	794,240
6.252%, 10/1/45(c)	1,732,045	1,799,559
6.292%, 11/1/45(c)	1,643,727	1,708,678
6.007%, 4/1/46(c)	3,662,836	3,803,331
5.853%, 4/1/46(c)	963,798	999,560
5.86%, 4/1/46 - 1/1/48(c)	385,888	897,299
5.735%, 4/1/46(c)	39,489	40,674
5.843%, 6/1/46(c)	165,063	171,166
5.774%, 7/1/46(c)	82,760	84,775
5.992%, 12/1/46(c)	957,114	988,109
6.105%, 6/1/47(c)	1,027,532	1,065,163
6.153%, 6/1/47(c)	840,316	872,261
6.235%, 7/1/47(c)	189,345	195,103
6.283%, 8/1/47(c)	1,516,922	1,577,756
6.073%, 10/1/47(c)	775,639	805,428
6.033%, 11/1/47(c)	131,251	136,521
4.194%, 3/1/48(c)	1,419,167	1,450,931
5.787%, 4/1/48(c)	828,161	857,820
5.803%, 5/1/48(c)	6,512,957	6,744,688
6.37%, 8/1/48(c)	407,224	424,617
6.154%, 10/1/48(c)	1,090,522	1,130,971
6.193%, 4/1/49(c)	493,925	514,364
5.526%, 8/1/49(c)	3,586,310	3,719,017
3.649%, 8/1/49(c)	8,317,057	8,142,089
5.88%, 8/1/49(c)	1,502,788	1,555,692
3.346%, 9/1/49(c)	6,606,461	6,390,529
5.25%, 9/1/49(c)	7,799,029	8,125,910
4.034%, 10/1/49(c)	1,156,166	1,194,469
2.663%, 1/1/50(c)	1,852,589	1,888,226
2.174%, 12/1/50(c)	19,038,152	17,626,172
2.031%, 5/1/52(c)	123,890,602	112,621,490
4.638%, 4/1/53(c)	29,291,340	29,273,952
4.51%, 7/1/53(c)	29,424,765	29,075,186
4.243%, 7/1/53(c)	4,348,277	4,256,647
5.074%, 6/1/55(c)	21,737,790	21,881,932
4.533%, 6/1/56(c)	25,533,975	25,259,245
3.261%, 7/1/56(c)	97,246,743	91,389,684
Freddie Mac, Hybrid ARM
6.52%, 9/1/33(c)	551,822	564,757
5.875%, 2/1/34 - 2/1/35(c)	662,015	880,496
6.544%, 8/1/34(c)	138,357	142,832

	Par Value	Value
5.963%, 11/1/34(c)	$309,034	$316,979
6.084%, 3/1/35(c)	163,494	168,757
5.625%, 4/1/35(c)	57,909	58,895
6.295%, 8/1/35(c)	163,688	167,756
6.62%, 8/1/35(c)	432,998	444,862
6.582%, 9/1/35(c)	301,516	309,747
6.299%, 10/1/35(c)	250,512	255,799
5.935%, 1/1/36(c)	472,978	491,707
5.547%, 1/1/36(c)	434,526	440,169
5.902%, 1/1/36(c)	203,533	208,075
6.042%, 4/1/36(c)	395,694	407,628
5.717%, 8/1/36(c)	423,947	432,964
6.505%, 12/1/36(c)	94,352	97,111
6.023%, 1/1/37(c)	222,856	227,805
5.75%, 3/1/37 - 5/1/37(c)	473,489	599,233
5.736%, 4/1/37(c)	295,047	300,417
5.639%, 4/1/37(c)	293,947	301,943
6.115%, 7/1/37(c)	803,267	829,142
6.335%, 1/1/38(c)	32,725	33,610
6.24%, 2/1/38(c)	52,208	53,736
6.095%, 4/1/38(c)	40,916	41,862
6.065%, 4/1/38 - 8/1/43(c)	540,360	2,666,855
6.059%, 5/1/38 - 11/1/44(c)	104,939	2,928,578
6.039%, 6/1/38 - 11/1/44(c)	255,084	1,268,098
6.124%, 10/1/38(c)	46,775	47,564
6.401%, 10/1/38(c)	305,908	313,613
5.915%, 11/1/39(c)	134,419	136,989
6.616%, 7/1/43(c)	122,840	126,837
6.39%, 10/1/43 - 10/1/47(c)	215,989	363,009
6.113%, 1/1/44(c)	815,372	844,609
5.86%, 1/1/44(c)	448,391	461,122
5.82%, 2/1/44(c)	1,675,550	1,731,440
5.824%, 4/1/44(c)	559,549	577,867
5.866%, 4/1/44(c)	460,069	473,723
5.901%, 5/1/44(c)	10,886,422	11,257,440
6.166%, 6/1/44(c)	888,965	920,411
5.995%, 6/1/44 - 12/1/44(c)	415,273	739,753
6.181%, 7/1/44(c)	485,815	501,516
6.255%, 7/1/44 - 6/1/45(c)	266,052	552,016
6.245%, 8/1/44(c)	270,578	278,119
6.033%, 8/1/44(c)	1,216,546	1,258,473
6.36%, 8/1/44(c)	802,977	833,122
6.308%, 9/1/44(c)	512,976	528,204
6.37%, 9/1/44 - 9/1/44(c)	886,796	1,598,148
6.33%, 10/1/44(c)	1,519,174	1,574,530
6.314%, 10/1/44(c)	383,453	399,053
6.351%, 10/1/44(c)	1,343,610	1,390,904
6.229%, 10/1/44(c)	1,424,248	1,476,618
6.163%, 10/1/44(c)	1,570,798	1,627,712
6.273%, 11/1/44 - 8/1/45(c)	527,125	3,519,503
6.11%, 11/1/44 - 11/1/44(c)	884,052	1,583,902
6.046%, 11/1/44(c)	905,967	937,708
6.311%, 11/1/44(c)	1,358,291	1,408,579
6.246%, 11/1/44(c)	1,751,379	1,815,778
6.13%, 11/1/44(c)	627,254	649,282
5.993%, 11/1/44(c)	1,296,236	1,341,183
6.268%, 11/1/44(c)	2,482,577	2,573,787
5.983%, 12/1/44(c)	1,352,918	1,401,365
5.946%, 12/1/44(c)	1,641,729	1,699,023
6.005%, 12/1/44(c)	171,009	175,874
5.967%, 12/1/44(c)	1,467,366	1,517,464
5.893%, 1/1/45(c)	1,369,702	1,414,722
5.90%, 1/1/45(c)	396,270	408,737
5.944%, 1/1/45(c)	725,498	751,129
See accompanying Notes to Financial StatementsDodge & Cox Income Fund ■  PAGE 8

Portfolio of Investments (unaudited) June 30, 2026
Debt Securities (continued)
	Par Value	Value
5.87%, 1/1/45(c)	$944,100	$974,973
6.143%, 1/1/45(c)	1,297,674	1,344,751
5.832%, 2/1/45(c)	868,643	899,300
6.264%, 4/1/45(c)	622,322	644,941
5.83%, 5/1/45(c)	1,858,772	1,921,597
5.948%, 8/1/45(c)	44,410	45,558
6.38%, 8/1/45 - 8/1/47(c)	972,940	1,168,285
6.282%, 9/1/45(c)	762,287	789,368
5.96%, 5/1/46(c)	658,840	684,589
6.057%, 5/1/46(c)	10,495,625	10,871,541
5.945%, 7/1/46(c)	1,010,272	1,045,605
6.367%, 9/1/46(c)	2,702,531	2,807,321
6.196%, 6/1/47(c)	380,830	391,161
3.279%, 1/1/49(c)	44,860,832	44,128,272
5.985%, 2/1/49(c)	1,725,447	1,782,049
2.292%, 9/1/50(c)	20,619,398	19,239,477
2.183%, 11/1/50(c)	53,217,785	49,105,868
2.365%, 12/1/50(c)	56,041,665	52,235,182
1.849%, 8/1/51(c)	157,892,927	152,204,656
1.964%, 4/1/52(c)	83,104,269	74,565,787
2.308%, 5/1/52(c)	29,411,711	26,678,832
2.018%, 5/1/52(c)	80,074,544	72,307,644
3.355%, 6/1/52(c)	10,243,891	9,693,551
3.901%, 7/1/52(c)	6,724,564	6,605,843
4.056%, 9/1/52(c)	25,301,428	24,597,664
4.174%, 9/1/52(c)	34,389,334	34,020,056
4.089%, 10/1/52(c)	45,292,572	44,072,913
4.133%, 1/1/53(c)	153,943,592	151,937,559
4.498%, 4/1/53(c)	40,818,954	40,206,387
4.502%, 6/1/53(c)	26,989,450	26,583,407
4.572%, 8/1/53(c)	21,350,106	21,063,808
4.746%, 8/1/53(c)	30,564,121	30,264,175
3.946%, 6/1/55(c)	42,827,260	41,495,649
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	6,964	7,214
4.50%, 5/1/30 - 1/1/34	1,514,184	12,892,000
4.00%, 9/1/31 - 10/1/35	5,618,850	79,527,669
3.50%, 7/1/35 - 1/1/36	7,437,932	31,336,386
Freddie Mac Gold, 30 Year
7.00%, 4/1/31 - 11/1/38	122,205	451,443
6.50%, 12/1/32 - 3/1/38	546,887	2,267,345
6.00%, 12/1/33 - 2/1/39	18,447	3,814,092
5.50%, 3/1/34 - 12/1/38	1,656,250	11,122,972
4.50%, 3/1/39 - 10/1/47	2,000,007	254,560,680
4.00%, 11/1/45 - 11/1/47	2,509,271	59,238,683
3.50%, 2/1/48	27,487,592	25,124,967
Freddie Mac Pool, 20 Year
4.00%, 11/1/34	3,297,023	3,226,902
2.50%, 10/1/41 - 3/1/42	19,692,375	81,514,110
Freddie Mac Pool, 30 Year
7.00%, 11/1/37	2,613	2,766
6.50%, 10/1/38	140,772	141,679
4.50%, 7/1/42 - 5/1/56	2,281,424	1,856,035,590
3.00%, 2/1/44 - 5/1/52	39,969,023	312,693,384
2.50%, 5/1/50 - 5/1/52	39,323,708	1,855,071,739
2.00%, 6/1/50 - 12/1/50	28,580,320	1,142,372,048
2.00%, 12/1/50	462,212,732	377,284,910
2.00%, 12/1/50	535,534,645	437,965,829
3.50%, 2/1/52 - 8/1/53	16,553,088	1,752,642,664
3.50%, 5/1/52	1,555,440,530	1,412,157,144
3.50%, 6/1/52	623,908,922	566,434,900
4.00%, 6/1/52 - 4/1/53	313,480,850	1,339,859,905
3.50%, 7/1/52	753,651,252	684,225,977
3.50%, 9/1/52	534,393,245	485,163,705

	Par Value	Value
4.50%, 9/1/52	$384,775,987	$371,418,427
4.00%, 10/1/52	862,347,556	808,154,247
4.50%, 11/1/52	484,914,164	467,696,162
4.50%, 1/1/54	872,723,845	840,663,820
4.50%, 11/1/54	448,892,628	430,279,340
Ginnie Mae, 20 Year
4.00%, 1/20/35	1,332,622	1,296,199
		37,576,173,350
		43,073,782,494
		54,087,610,888
Corporate: 29.7%
Financials: 12.4%
Bank of America Corp.
4.25%, 10/22/26	159,254,000	159,265,149
3.593%, 7/21/28(d)	39,085,000	38,712,688
4.948%, 7/22/28(d)	90,980,000	91,355,244
6.204%, 11/10/28(d)	42,730,000	43,627,944
3.419%, 12/20/28(d)	116,354,000	114,409,087
4.979%, 1/24/29(d)	120,570,000	121,228,637
5.202%, 4/25/29(d)	24,840,000	25,071,859
4.623%, 5/9/29(d)	125,040,000	124,979,723
2.496%, 2/13/31(d)	85,670,000	79,169,701
4.456%, 2/6/32(d)	75,116,000	73,791,628
2.572%, 10/20/32(d)	32,016,000	28,497,059
5.015%, 7/22/33(d)	16,505,000	16,529,481
5.288%, 4/25/34(d)	24,705,000	25,034,182
3.846%, 3/8/37(d)	418,561,000	388,981,650
Barclays PLC (United Kingdom)
5.674%, 3/12/28(d)	35,000,000	35,282,115
4.836%, 5/9/28	119,296,000	119,384,981
5.501%, 8/9/28(d)	71,955,000	72,593,361
6.49%, 9/13/29(d)	73,115,000	75,679,007
5.69%, 3/12/30(d)	55,000,000	56,142,821
5.088%, 6/20/30(d)	94,704,000	94,965,702
4.911%, 6/26/30(d)	19,000,000	18,996,533
5.367%, 2/25/31(d)	3,375,000	3,422,440
4.521%, 2/24/32(d)	186,595,000	182,263,391
5.102%, 6/26/32(d)	80,325,000	80,248,815
3.564%, 9/23/35(d)	79,249,000	74,293,868
BNP Paribas SA (France)
4.625%, 3/13/27(b)	291,170,000	291,407,187
2.591%, 1/20/28(b)(d)	69,276,000	68,543,126
5.198%, 1/10/30(b)(d)	8,733,000	8,806,285
5.497%, 5/20/30(b)(d)	40,078,000	40,797,640
4.892%, 6/30/30(b)(d)	108,275,000	108,260,029
5.085%, 5/9/31(b)(d)	187,503,000	188,509,621
2.871%, 4/19/32(b)(d)	54,785,000	49,778,365
5.786%, 1/13/33(b)(d)	206,190,000	212,817,143
2.588%, 8/12/35(b)(d)	37,175,000	33,579,856
5.906%, 11/19/35(b)(d)	37,450,000	38,197,868
BXP, Inc.
6.75%, 12/1/27	28,500,000	29,277,022
4.50%, 12/1/28	109,836,000	109,170,058
3.40%, 6/21/29	98,273,000	94,479,084
2.90%, 3/15/30	67,090,000	62,502,578
3.25%, 1/30/31	298,354,000	276,801,116
2.55%, 4/1/32	36,792,000	32,042,632
6.50%, 1/15/34	110,348,000	117,098,083
Capital One Financial Corp.
4.927%, 5/10/28(d)	93,302,000	93,524,686
6.312%, 6/8/29(d)	71,594,000	73,619,094
5.70%, 2/1/30(d)	36,365,000	37,119,576
5.463%, 7/26/30(d)	91,780,000	93,286,214
4.493%, 9/11/31(d)	15,520,000	15,228,129
PAGE 9 ■  Dodge & Cox Income FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2026
Debt Securities (continued)
	Par Value	Value
7.624%, 10/30/31(d)	$108,139,000	$118,606,589
4.722%, 1/30/32(d)	159,345,000	157,199,187
Citigroup, Inc.
4.45%, 9/29/27	45,649,000	45,575,065
4.412%, 3/31/31(d)	87,795,000	86,533,230
2.572%, 6/3/31(d)	9,400,000	8,637,177
4.846%, 6/18/32(d)	103,125,000	103,051,454
6.174%, 5/25/34(d)	94,825,000	98,950,181
United States 90 Day Average SOFR
+6.63%, 10.295%, 10/30/40(e)	418,399,950	479,988,423
Elevance Health, Inc.
4.50%, 10/30/26	24,840,000	24,871,605
5.15%, 6/15/29	22,704,000	23,026,532
2.875%, 9/15/29	6,837,000	6,470,263
4.75%, 2/15/30	165,079,000	165,613,465
2.25%, 5/15/30	56,396,000	51,590,250
2.55%, 3/15/31	62,201,000	56,419,291
HSBC Holdings PLC (United Kingdom)
4.755%, 6/9/28(d)	23,650,000	23,679,476
5.21%, 8/11/28(d)	20,125,000	20,263,255
4.95%, 3/31/30	63,328,000	63,898,961
3.973%, 5/22/30(d)	19,800,000	19,317,884
5.24%, 5/13/31(d)	140,940,000	142,482,924
2.848%, 6/4/31(d)	106,530,000	98,688,657
2.357%, 8/18/31(d)	32,125,000	29,075,406
4.675%, 3/10/32(d)	10,600,000	10,454,227
4.762%, 3/29/33(d)	198,365,000	193,361,168
8.113%, 11/3/33(d)	164,236,000	188,635,342
6.547%, 6/20/34(d)	36,064,000	38,319,203
7.399%, 11/13/34(d)	29,200,000	32,472,203
6.50%, 5/2/36	220,847,000	240,286,812
6.50%, 9/15/37	186,762,000	201,893,657
6.80%, 6/1/38	10,598,000	11,726,424
Humana, Inc.
6.062%, 2/15/36(b)	29,800,000	30,269,610
6.887%, 11/15/55(b)	40,125,000	42,063,408
JPMorgan Chase & Co.
4.125%, 12/15/26	114,847,000	114,829,485
4.25%, 10/1/27	129,270,000	129,121,885
5.04%, 1/23/28(d)	46,110,000	46,254,227
4.323%, 4/26/28(d)	28,825,000	28,773,085
4.505%, 10/22/28(d)	86,310,000	86,284,465
8.75%, 9/1/30(e)	80,647,000	92,417,730
2.739%, 10/15/30(d)	9,830,000	9,232,620
4.493%, 3/24/31(d)	360,525,000	357,354,186
2.522%, 4/22/31(d)	90,820,000	83,718,744
2.956%, 5/13/31(d)	179,053,000	167,177,838
4.347%, 1/22/32(d)	78,325,000	76,725,636
4.586%, 4/26/33(d)	47,810,000	47,074,902
5.717%, 9/14/33(d)	74,624,000	77,016,281
Lloyds Banking Group PLC (United Kingdom)
3.75%, 3/18/28(d)	102,420,000	101,887,845
4.818%, 6/13/29(d)	104,515,000	104,657,903
5.721%, 6/5/30(d)	124,897,000	128,208,394
4.425%, 11/4/31(d)	46,475,000	45,633,126
7.953%, 11/15/33(d)	152,876,000	173,319,903
NatWest Group PLC (United Kingdom)
4.892%, 5/18/29(d)	12,550,000	12,583,998
5.808%, 9/13/29(d)	161,281,000	164,820,953
5.076%, 1/27/30(d)	5,600,000	5,636,494
5.115%, 5/23/31(d)	14,425,000	14,509,353
4.983%, 6/18/32(d)	192,980,000	192,864,031

	Par Value	Value
6.016%, 3/2/34(d)	$70,110,000	$73,666,239
6.475%, 6/1/34(d)	141,460,000	146,654,786
3.032%, 11/28/35(d)	132,789,000	121,784,515
The Charles Schwab Corp.
5.643%, 5/19/29(d)	105,792,000	107,794,578
6.196%, 11/17/29(d)	177,914,000	184,011,622
4.343%, 11/14/31(d)	84,895,000	83,491,024
5.853%, 5/19/34(d)	35,585,000	37,183,525
6.136%, 8/24/34(d)	79,900,000	84,888,984
The Goldman Sachs Group, Inc.
3.615%, 3/15/28(d)	366,685,000	364,276,338
4.937%, 4/23/28(d)	113,510,000	113,833,376
4.153%, 10/21/29(d)	88,930,000	87,676,092
5.727%, 4/25/30(d)	65,285,000	66,905,820
4.692%, 10/23/30(d)	45,659,000	45,442,471
5.218%, 4/23/31(d)	108,860,000	109,944,902
UBS Group AG (Switzerland)
6.327%, 12/22/27(b)(d)	46,075,000	46,460,269
6.246%, 9/22/29(b)(d)	39,775,000	41,016,467
4.214%, 4/10/30(b)(d)	30,000,000	29,506,603
5.617%, 9/13/30(b)(d)	96,410,000	98,673,612
4.194%, 4/1/31(b)(d)	22,300,000	21,770,894
4.588%, 8/10/32(b)(d)	144,575,000	141,849,009
5.959%, 1/12/34(b)(d)	323,212,000	336,804,858
6.301%, 9/22/34(b)(d)	68,065,000	72,322,784
5.58%, 5/9/36(b)(d)	96,675,000	98,423,322
UniCredit SPA (Italy)
7.296%, 4/2/34(b)(d)	369,072,400	388,429,926
5.459%, 6/30/35(b)(d)	286,189,000	287,717,103
UnitedHealth Group, Inc.
2.00%, 5/15/30	6,950,000	6,325,064
4.90%, 4/15/31	25,000,000	25,257,899
2.30%, 5/15/31	22,957,000	20,554,416
4.95%, 1/15/32	38,689,000	38,966,100
Unum Group
7.25%, 3/15/28	18,469,000	19,132,340
6.75%, 12/15/28	7,967,000	8,298,947
Wells Fargo & Co.
4.30%, 7/22/27	155,940,000	155,834,020
4.90%, 1/24/28(d)	110,392,000	110,642,026
5.707%, 4/22/28(d)	116,790,000	117,840,547
2.393%, 6/2/28(d)	36,870,000	36,138,224
4.808%, 7/25/28(d)	6,925,000	6,943,913
5.198%, 1/23/30(d)	128,555,000	129,999,895
2.879%, 10/30/30(d)	46,110,000	43,404,605
2.572%, 2/11/31(d)	43,185,000	39,981,293
4.844%, 5/20/32(d)	225,725,000	224,961,894
3.35%, 3/2/33(d)	17,014,000	15,640,046
4.897%, 7/25/33(d)	103,869,000	103,209,886
5.389%, 4/24/34(d)	83,170,000	84,437,977
		13,670,395,082
Industrials: 15.4%
Amazon.com, Inc.
4.875%, 3/13/36	112,690,000	110,932,379
5.65%, 3/13/46	62,830,000	62,197,321
5.80%, 3/13/56	176,820,000	175,691,959
5.95%, 3/13/66	192,065,000	190,961,767
AT&T, Inc.
4.30%, 2/15/30	7,230,000	7,134,771
4.40%, 4/30/31	209,852,000	206,322,163
2.75%, 6/1/31	232,292,000	211,269,758
4.75%, 4/30/33	50,800,000	49,710,916
2.55%, 12/1/33	62,487,000	52,482,994
See accompanying Notes to Financial StatementsDodge & Cox Income Fund ■  PAGE 10

Portfolio of Investments (unaudited) June 30, 2026
Debt Securities (continued)
	Par Value	Value
Bayer AG (Germany)
4.375%, 12/15/28(b)	$4,485,000	$4,437,050
6.25%, 1/21/29(b)	124,545,000	128,603,716
6.375%, 11/21/30(b)	192,715,000	202,817,864
6.50%, 11/21/33(b)	166,821,000	179,075,719
British American Tobacco PLC (United Kingdom)
3.557%, 8/15/27	32,164,000	31,849,224
2.259%, 3/25/28	62,309,000	59,950,205
6.343%, 8/2/30	35,910,000	37,960,234
2.726%, 3/25/31	70,825,000	64,711,188
4.742%, 3/16/32	276,220,000	274,969,204
7.75%, 10/19/32	39,225,000	44,704,300
6.421%, 8/2/33	71,200,000	76,964,437
Burlington Northern Santa Fe LLC
3.442%, 6/16/28(b)	51,336,589	50,478,867
Cemex SAB de CV (Mexico)
5.45%, 11/19/29(b)	110,582,000	111,270,041
5.20%, 9/17/30(b)	235,722,000	236,464,053
3.875%, 7/11/31(b)	102,159,000	96,286,737
Charter Communications, Inc.
4.25%, 2/1/31(b)	42,230,000	38,031,582
4.50%, 5/1/32	215,308,000	190,045,719
7.00%, 2/1/33(b)	81,925,000	80,342,689
4.40%, 4/1/33	40,140,000	36,959,313
4.50%, 6/1/33(b)	468,646,000	406,587,944
4.25%, 1/15/34(b)	111,480,000	94,371,098
7.375%, 2/1/36(b)	98,640,000	96,734,749
6.55%, 5/1/37	45,183,000	44,788,900
6.75%, 6/15/39	120,967,000	118,401,635
6.484%, 10/23/45	393,662,000	360,883,883
5.375%, 5/1/47	63,994,000	51,796,342
5.75%, 4/1/48	181,761,000	152,994,292
5.125%, 7/1/49	33,204,000	25,627,031
4.80%, 3/1/50	27,468,000	20,488,470
Comcast Corp.
2.65%, 2/1/30	51,225,000	47,703,936
3.40%, 4/1/30	62,665,000	59,870,575
4.95%, 5/15/32	41,745,000	41,860,531
Cox Enterprises, Inc.
3.35%, 9/15/26(b)	160,921,000	160,522,833
3.50%, 8/15/27(b)	39,703,000	39,190,462
5.45%, 9/15/28(b)	64,710,000	65,418,899
1.80%, 10/1/30(b)	52,941,000	46,025,914
5.70%, 6/15/33(b)	39,225,000	38,560,215
CVS Health Corp.
4.30%, 3/25/28	119,120,000	118,485,424
5.40%, 6/1/29	78,750,000	80,463,846
3.25%, 8/15/29	12,896,000	12,349,114
5.125%, 2/21/30	132,971,000	134,473,137
3.75%, 4/1/30	94,354,000	91,232,087
5.25%, 1/30/31	9,965,000	10,133,844
1.875%, 2/28/31	21,696,000	19,029,671
5.55%, 6/1/31	98,165,000	101,090,952
2.125%, 9/15/31	29,895,000	26,137,831
4.125%, 4/1/40	23,944,000	20,416,839
6.75%, 12/10/54(d)(e)	22,580,000	23,524,747
7.00%, 3/10/55(d)(e)	174,664,000	181,336,514
Dell Technologies, Inc.
6.10%, 7/15/27	37,060,000	37,653,686
Dillard's, Inc.
7.75%, 7/15/26	20,556,000	20,580,405
7.75%, 5/15/27	12,913,000	13,190,372
7.00%, 12/1/28	27,610,000	28,525,526

	Par Value	Value
Elanco Animal Health, Inc.
6.40%, 8/28/28	$123,981,000	$127,231,534
Fibercop SpA (Italy)
7.721%, 6/4/38(b)	116,584,000	122,031,737
Fidelity National Info Svcs, Inc.
4.45%, 3/10/28	85,395,000	85,091,124
4.55%, 3/10/29	118,045,000	117,129,482
4.80%, 3/10/31	69,805,000	69,041,787
Ford Motor Credit Co. LLC
2.70%, 8/10/26	230,109,000	229,612,825
5.125%, 11/5/26	90,690,000	90,796,757
4.95%, 5/28/27	62,780,000	62,816,055
7.35%, 11/4/27	126,460,000	129,937,666
5.918%, 3/20/28	51,375,000	52,005,750
6.80%, 5/12/28	182,578,000	187,790,439
6.798%, 11/7/28	26,051,000	26,895,388
2.90%, 2/10/29	15,000,000	14,113,861
5.113%, 5/3/29	5,605,000	5,565,970
5.73%, 9/5/30	83,975,000	84,435,103
5.42%, 4/9/31	187,308,000	185,714,380
6.054%, 11/5/31	6,369,000	6,447,438
6.532%, 3/19/32	60,855,000	62,896,295
GE HealthCare Technologies, Inc.
4.80%, 8/14/29	68,865,000	69,224,777
5.857%, 3/15/30	21,550,000	22,328,721
5.905%, 11/22/32	147,180,000	154,824,656
HCA Healthcare, Inc.
3.125%, 3/15/27	52,745,000	52,256,487
5.00%, 3/1/28	25,510,000	25,651,647
4.125%, 6/15/29	170,870,000	168,234,626
5.25%, 3/1/30	58,680,000	59,494,844
Imperial Brands PLC (United Kingdom)
3.50%, 7/26/26(b)	49,137,000	49,097,828
6.125%, 7/27/27(b)	112,575,000	114,306,814
4.50%, 6/30/28(b)	39,475,000	39,374,572
3.875%, 7/26/29(b)	248,764,000	242,390,659
5.50%, 2/1/30(b)	166,875,000	170,477,134
4.875%, 2/7/32(b)	135,000,000	134,142,757
5.875%, 7/1/34(b)	63,595,000	65,404,343
Japan Tobacco, Inc. (Japan)
4.85%, 5/15/28(b)	51,565,000	51,805,208
5.25%, 6/15/30(b)	72,015,000	73,346,104
5.85%, 6/15/35(b)	49,125,000	51,422,865
Kinder Morgan, Inc.
5.15%, 6/1/30	25,905,000	26,338,815
4.80%, 2/1/33	25,250,000	24,976,263
6.50%, 2/1/37	49,751,000	53,848,780
6.95%, 1/15/38	76,334,000	85,373,091
6.50%, 9/1/39	70,966,000	76,189,553
5.00%, 8/15/42	75,596,000	68,894,969
Mars, Inc.
4.45%, 3/1/27(b)	41,675,000	41,744,659
4.60%, 3/1/28(b)	128,700,000	128,928,166
4.80%, 3/1/30(b)	178,833,000	179,365,699
Meta Platforms, Inc.
4.60%, 11/15/32	64,000,000	62,930,570
4.875%, 11/15/35	198,005,000	192,691,932
6.20%, 5/15/46	92,125,000	92,188,738
5.40%, 8/15/54	15,000,000	13,235,058
5.625%, 11/15/55	119,967,000	108,708,895
6.30%, 5/15/56	81,925,000	81,549,655
5.75%, 11/15/65	137,845,000	123,830,515
6.45%, 5/15/66	229,405,000	226,565,524
Nordstrom, Inc.
PAGE 11 ■  Dodge & Cox Income FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2026
Debt Securities (continued)
	Par Value	Value
6.95%, 3/15/28	$19,672,000	$20,208,160
Oracle Corp.
4.80%, 8/3/28	81,425,000	81,256,411
4.20%, 9/27/29	22,520,000	21,904,256
2.95%, 4/1/30	101,855,000	93,749,308
4.95%, 2/4/31	134,970,000	132,139,921
5.35%, 5/4/33	155,565,000	151,111,666
5.70%, 2/4/36	98,920,000	95,799,551
Philip Morris International, Inc.
4.875%, 2/13/29	50,525,000	50,907,404
5.625%, 11/17/29	56,528,000	58,248,999
5.125%, 2/15/30	32,576,000	33,069,783
5.50%, 9/7/30	42,012,000	43,322,827
5.125%, 2/13/31	34,960,000	35,602,142
5.75%, 11/17/32	33,340,000	34,918,738
5.375%, 2/15/33	77,688,000	79,742,180
Prosus NV (China)
3.257%, 1/19/27(b)	40,326,000	39,938,088
4.85%, 7/6/27(b)	193,133,000	193,098,885
3.68%, 1/21/30(b)	209,567,000	200,650,524
3.061%, 7/13/31(b)	550,362,000	500,234,550
4.193%, 1/19/32(b)	132,600,000	126,016,039
4.987%, 1/19/52(b)	284,361,000	226,645,391
RTX Corp.
6.00%, 3/15/31	55,735,000	58,813,941
6.10%, 3/15/34	61,170,000	65,632,579
Salesforce, Inc.
4.90%, 9/15/31	57,500,000	57,371,803
5.20%, 3/15/33	119,375,000	119,584,884
5.55%, 3/15/36	116,225,000	116,136,881
6.40%, 3/15/46	185,125,000	186,986,561
6.55%, 3/15/56	189,825,000	189,888,962
6.70%, 3/15/66	127,800,000	128,816,193
Synopsys, Inc.
4.65%, 4/1/28	33,830,000	33,866,352
4.85%, 4/1/30	149,378,000	149,628,001
5.00%, 4/1/32	140,068,000	140,313,598
TC Energy Corp. (Canada)
5.875%, 8/15/76(d)(e)	262,724,000	262,956,548
5.30%, 3/15/77(d)(e)	336,202,000	334,999,036
5.50%, 9/15/79(d)(e)	247,531,000	246,241,611
5.60%, 3/7/82(d)(e)	41,226,000	40,777,824
The Cigna Group
7.875%, 5/15/27	26,273,000	27,003,385
4.375%, 10/15/28	116,780,000	116,296,227
5.00%, 5/15/29	30,800,000	31,176,910
2.40%, 3/15/30	94,669,000	87,449,930
4.50%, 9/15/30	53,160,000	52,827,299
2.375%, 3/15/31	40,112,000	36,110,062
T-Mobile U.S., Inc.
3.375%, 4/15/29	229,325,000	221,702,755
3.875%, 4/15/30	251,674,000	243,865,917
2.55%, 2/15/31	132,092,000	119,854,597
3.50%, 4/15/31	146,267,000	138,026,534
5.20%, 1/15/33	26,930,000	27,248,976
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(b)	151,090,000	150,781,557
5.25%, 6/6/29(b)	50,542,000	50,590,606
Union Pacific Corp.
5.082%, 1/2/29	248,473	249,733
6.176%, 1/2/31	3,630,031	3,741,470
Verizon Communications, Inc.
1.75%, 1/20/31	89,086,000	78,253,930
2.55%, 3/21/31	142,615,000	129,468,296

	Par Value	Value
4.75%, 1/15/33	$50,980,000	$50,187,859
6.20%, 5/14/56(d)(e)	65,790,000	66,512,572
6.05%, 5/14/58(d)(e)	93,470,000	94,333,289
VMware, Inc.
1.40%, 8/15/26	87,063,000	86,732,148
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(d)(e)	241,770,000	250,727,579
		17,007,497,617
Utilities: 1.9%
Dominion Energy, Inc.
4.60%, 5/15/28	27,930,000	27,936,619
3.375%, 4/1/30	107,797,000	102,909,098
5.00%, 6/15/30	130,735,000	132,205,030
2.30%, 11/15/31	48,390,000	42,958,213
Enel SPA (Italy)
5.00%, 6/15/32(b)	7,150,000	7,136,775
7.50%, 10/14/32(b)	17,497,000	19,603,633
6.80%, 9/15/37(b)	77,697,000	85,569,482
6.00%, 10/7/39(b)	119,647,000	122,247,563
NextEra Energy, Inc.
4.625%, 7/15/27	136,625,000	136,797,926
4.685%, 9/1/27	202,705,000	203,168,858
4.85%, 2/4/28	156,848,000	157,713,566
4.90%, 3/15/29	195,260,000	196,904,089
5.05%, 3/15/30	205,606,000	208,246,832
4.40%, 3/1/31	135,460,000	133,593,666
The Southern Co.
5.113%, 8/1/27	208,330,000	209,332,838
1.75%, 3/15/28	19,320,000	18,450,223
4.85%, 6/15/28	94,205,000	94,758,251
5.50%, 3/15/29	46,162,000	47,205,890
3.75%, 9/15/51(d)(e)	143,981,000	143,489,507
		2,090,228,059
		32,768,120,758
Total Debt Securities (Cost $110,689,679,573)		$108,519,835,934
Short-Term Investments: 1.1%
	Par Value/ Shares	Value
Repurchase Agreements: 0.4%
Bank of America(f) 3.64%, dated 6/30/26, due 7/1/26, maturity value $75,007,583	$75,000,000	75,000,000
Fixed Income Clearing Corp.(f) 3.61%, dated 6/30/26, due 7/1/26, maturity value $151,015,142	151,000,000	151,000,000
Fixed Income Clearing Corp.(f) 1.35%, dated 6/30/26, due 7/1/26, maturity value $110,768,412	110,764,258	110,764,258
Standard Chartered(f) 3.64%, dated 6/30/26, due 7/1/26, maturity value $125,012,639	125,000,000	125,000,000
		461,764,258
See accompanying Notes to Financial StatementsDodge & Cox Income Fund ■  PAGE 12

Portfolio of Investments (unaudited) June 30, 2026
Short-Term Investments (continued)
	Par Value/ Shares	Value
Money Market Fund: 0.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class	742,728,660	742,728,660
Total Short-Term Investments (Cost $1,204,492,918)		$1,204,492,918
Total Investments In Securities (Cost $111,894,172,491)	99.3%	$109,724,328,852
Other Assets Less Liabilities	0.7%	748,451,778
Net Assets	100.0%	$110,472,780,630
(a)	Inflation-linked
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(d)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(e)	Hybrid security: characteristics of both a debt and equity security.
(f)
Repurchase agreements are collateralized by:
Fixed Income Clearing Corporation: U.S. Treasury Notes 3.375%-4.375%, 11/30/27-
12/31/29. Total collateral value is $266,999,631.
Bank of America: U.S. Treasury Note 3.375%, 11/30/27. Total collateral value is
$76,507,766.
Standard Chartered: U.S. Treasury Notes 0.375%-4.625%, 9/30/27-2/15/35.
U.S. Treasury Inflation Indexed Notes 0.125%-3.625%, 4/15/27-10/15/30. Total
collateral value is $127,512,894.

Debt securities are generally grouped by parent company. Actual securities may be issued by the listed parent company or one of its subsidiaries.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
RB: Revenue Bond
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate
USD United States Dollar
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	74,278	9/21/26	$8,162,455,844	$42,994,587
Ultra Long-Term U.S. Treasury Bond	24,789	9/21/26	2,879,397,281	96,835,654
				$139,830,241
PAGE 13 ■  Dodge & Cox Income FundSee accompanying Notes to Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2026
Assets:
Investments in securities, at value (cost $111,894,172,491)	$109,724,328,852
Cash	108,245,920
Deposits with broker for futures contracts	266,934,600
Receivable for investments sold	9,957,805
Receivable for Fund shares sold	188,284,227
Dividends and interest receivable	865,259,104
Expense reimbursement receivable	601,868
Prepaid expenses and other assets	255,765
111,163,868,141
Liabilities:
Payable for variation margin for futures contracts	40,642,792
Payable for investments purchased	526,344,200
Payable for Fund shares redeemed	87,831,688
Management fees payable	35,072,072
Accrued expenses	1,196,759
691,087,511
Net Assets	$110,472,780,630
Net Assets Consist of:
Paid in capital	$115,277,341,395
Accumulated loss	(4,804,560,765)
$110,472,780,630
Class I
Total net assets	$85,635,178,052
Shares outstanding	6,753,586,602
Net asset value per share	$12.68
Class X
Total net assets	$24,837,602,578
Shares outstanding	1,957,129,332
Net asset value per share	$12.69

Statement of Operations (unaudited)
Six Months Ended June 30, 2026
Investment Income:
Dividends	$21,967,102
Interest	2,511,544,544
2,533,511,646
Expenses:
Investment advisory fees	159,861,277
Administrative services fees
Class I	41,594,581
Class X	5,846,256
Custody and fund accounting fees	586,496
Professional services	122,742
Shareholder reports	916,808
Registration fees	1,294,819
Trustees fees	273,681
Miscellaneous	493,010
Total expenses	210,989,670
Expenses reimbursed by investment manager	(3,507,754)
Net expenses	207,481,916
Net Investment Income	2,326,029,730
Realized and Unrealized Gain (Loss):
Net realized gain (loss)
Investments in securities	44,673,071
Futures contracts	(354,256,514)
Net change in unrealized appreciation/depreciation
Investments in securities	(1,335,251,752)
Futures contracts	214,727,582
Net realized and unrealized loss	(1,430,107,613)
Net Change in Net Assets From Operations	$895,922,117

Statement of Changes in Net Assets (unaudited)
	Six Months Ended	Year Ended
	June 30, 2026	December 31, 2025
Operations:
Net investment income	$2,326,029,730	$4,234,037,086
Net realized gain (loss)	(309,583,443)	25,687,284
Net change in unrealized appreciation/depreciation	(1,120,524,170)	3,450,103,883
	895,922,117	7,709,828,253
Distributions to Shareholders:
Class I	(1,804,873,705)	(3,293,484,558)
Class X	(522,017,635)	(911,674,247)
Total distributions	(2,326,891,340)	(4,205,158,805)
Fund Share Transactions:
Class I
Proceeds from sales of shares	10,141,640,686	18,971,847,971
Reinvestment of distributions	1,568,657,884	2,867,925,712
Cost of shares redeemed	(6,806,487,306)	(15,543,740,947)
Class X
Proceeds from sales of shares	4,092,839,434	8,000,935,516
Reinvestment of distributions	505,262,320	882,250,224
Cost of shares redeemed	(1,941,509,151)	(4,171,789,472)
Net change from Fund share transactions	7,560,403,867	11,007,429,004
Total change in net assets	6,129,434,644	14,512,098,452
Net Assets:
Beginning of period	104,343,345,986	89,831,247,534
End of period	$110,472,780,630	$104,343,345,986
Share Information:
Class I
Shares sold	790,015,322	1,494,615,213
Distributions reinvested	123,419,188	225,965,957
Shares redeemed	(530,609,596)	(1,228,624,289)
Net change in shares outstanding	382,824,914	491,956,881
Class X
Shares sold	318,402,804	631,966,925
Distributions reinvested	39,705,695	69,438,845
Shares redeemed	(151,090,891)	(327,771,042)
Net change in shares outstanding	207,017,608	373,634,728
See accompanying Notes to Financial StatementsDodge & Cox Income Fund ■  PAGE 14

Notes to Financial Statements (unaudited)
Note 1: Organization and Significant Accounting Policies
Dodge & Cox Income Fund (the “Fund”) is one of the series constituting the Dodge & Cox Funds (the “Trust” or the “Funds”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on January 3, 1989, and seeks high and stable current income consistent with long-term preservation of capital. Risk considerations and investment strategies of the Fund are discussed in the Fund’s Prospectus.
On May 1, 2022, the then-outstanding shares of the Fund were redesignated as Class I Shares, and Class X shares of the Fund were established. The share classes have different eligibility requirements and expense structures due to differing shareholder servicing arrangements. The share classes have the same rights as to redemption, dividends and liquidation proceeds, and voting privileges, except that each class has the exclusive right to vote on matters affecting only its class.
The Fund is an investment company and follows the accounting and reporting guidance issued in Topic 946 by the Financial Accounting Standards Board. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require the use of estimates and assumptions by management. Actual results may differ from those estimates. Significant accounting policies are as follows:
Security valuation The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Debt securities are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities. All securities held by the Fund are denominated in U.S. dollars.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers rel evant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Security transactions, investment income, expenses, and distributions Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Interest income is recorded on the accrual basis. Interest income includes coupon interest, amortization of premium and accretion of discount on debt securities, and gain/loss on paydowns. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state, or region. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Dividend income is recorded on the ex-dividend date.
Expenses are recorded on the accrual basis. Some expenses of the Trust can be directly attributed to a specific series. Expenses which cannot be directly attributed are allocated among the Funds in the Trust using methodologies determined by the nature of the expense.
Distributions to shareholders are recorded on the ex-dividend date.
Share class accounting Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated to each share class of the Fund based upon the proportion of net assets of each class.
Repurchase agreements Repurchase agreements are transactions under which a Fund purchases a security from a counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual
PAGE 15 ■ Dodge & Cox Income Fund

Notes to Financial Statements (unaudited)
right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
To-Be-Announced securities The Fund may purchase mortgage-related securities on a to-be-announced (“TBA”) basis at a fixed price, with payment and delivery on a scheduled future date beyond the customary settlement period for such securities. The Fund may choose to extend the settlement through a “dollar roll” transaction in which it sells the mortgage-related securities to a dealer and simultaneously agrees to purchase similar securities for future delivery at a predetermined price. The Fund accounts for TBA dollar rolls as purchase and sale transactions.
The Fund may also enter into a Master Securities Forward Transaction Agreement ("MSFTA") with a counterparty to govern transactions of delayed delivery securities, including TBA securities. The MSFTA provides for collateralization requirements and the right to offset amounts due to or from counterparties under specified conditions.
Segment Reporting  An operating segment is defined in Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reporting Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Chair of the Board of Trustees of the Trust acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. "Net change in net assets from operations" reported on the Statement of Operations is used by the CODM to assess the single operating segment’s performance and to make resource allocation decisions for the single operating segment.
Indemnification Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
Note 2: Valuation Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at June 30, 2026:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Debt Securities
U.S. Treasury	$—	$16,221,928,264
Government-Related	—	5,442,176,024
Securitized	—	54,087,610,888
Corporate	—	32,768,120,758
Short-Term Investments
Repurchase Agreements	—	461,764,258
Money Market Fund	742,728,660	—
Total Securities	$742,728,660	$108,981,600,192
Other Investments
Futures Contracts
Appreciation	$139,830,241	$—
Futures contracts Futures contracts involve an obligation to purchase or sell (depending on whether the Fund has entered a long or short futures contract, respectively) an asset at a future date, at a price set at the time of the contract. Futures contracts are exchange-traded. Upon entering into a futures contract, the Fund is required to deposit an amount of cash or liquid assets (referred to as "initial margin") in a segregated account with the clearing broker. Subsequent payments (referred to as "variation margin") to and from the clearing broker are made on a daily basis based on changes in the market value of  the contract. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statement of Operations. Realized gains and losses on futures contracts are recorded in the Statement of Operations at the closing or expiration of the contracts. Cash deposited with a broker as initial margin is recorded in the Statement of Assets and Liabilities. A receivable and/or payable to brokers for daily variation margin is also recorded in the Statement of Assets and Liabilities.
Investments in futures contracts may include certain risks, which may be different from, and potentially greater than, those of the underlying securities. To the extent the Fund uses futures, it is exposed to additional volatility and potential losses resulting from leverage.
The Fund used government debt futures contracts to adjust the overall interest rate exposure and duration of the portfolio.
Dodge & Cox Income Fund ■ PAGE 16

Notes to Financial Statements (unaudited)
Additional derivative information The following identifies the location on the Statement of Assets and Liabilities and values of the Fund's derivative instruments categorized by primary underlying risk exposure.
Interest Rate Derivatives
Assets
Futures contracts(a)	$139,830,241
(a)	Includes cumulative appreciation (depreciation). Only the current day’s variation margin is reported in the Statement of Assets and Liabilities.
The following summarizes the effect of derivative instruments on the Statement of Operations, categorized by primary underlying risk exposure.
Interest Rate Derivatives
Net realized gain (loss)
Futures contracts	$(354,256,514)
Net change in unrealized appreciation/depreciation
Futures contracts	$214,727,582
The following summarizes the range of volume in the Fund's derivative instruments during the six months ended June 30, 2026.
Derivative		% of Net Assets
Futures contracts	USD notional value	7-11%
Note 3: Related Party Transactions
The Fund's management fees include an investment advisory fee and an administrative services fee described below.
Investment advisory fee The Fund pays an investment advisory fee, accrued daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets to Dodge & Cox, investment manager of the Fund. The agreement further provides that Dodge & Cox shall waive its fee to the extent that such fee plus all other ordinary operating expenses of the Fund exceed 1% of the average daily net assets for the year.
Administrative services fee The Fund pays Dodge & Cox a fee for administrative and shareholder services. The fee is accrued daily and paid monthly equal to an annual rate of the average daily net assets of 0.10% for Class I shares and 0.05% for Class X shares. Under this agreement, Dodge & Cox is responsible for the payment of the Fund's transfer agency fees.
Expense reimbursement Dodge & Cox has contractually agreed, through April 30, 2029, to waive management fees or reimburse the Fund for ordinary expenses to the extent necessary to maintain the net ordinary expense ratio of the Class X shares at an amount 0.08% less than the net ordinary expense ratio of the Class I shares. This agreement cannot be terminated prior to April 30, 2029, other than by resolution of the Board of Trustees. For purposes of the foregoing, ordinary expenses shall not include nonrecurring shareholder account fees, fees and expenses associated with Fund shareholder meetings, fees on portfolio transactions such as exchange fees, dividends and interest on short positions, fees and expenses of pooled investment vehicles that are held by the Fund, interest expenses and other fees and expenses related to any borrowings, taxes, brokerage fees and commissions and other costs and expenses relating to the acquisition and disposition of Fund investments, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business, such as litigation expenses. The term of the agreement will automatically renew for subsequent three-year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term. The agreement does not permit Dodge & Cox to recoup any fees waived or payments made to the Fund for a prior year. For the six months ended June 30, 2026, Dodge & Cox reimbursed expenses of $3,507,754 to Class X.
Fund officers and trustees All officers and certain trustees of the Trust are officers or employees of Dodge & Cox. The Trust pays a fee only to those trustees who are not affiliated with Dodge & Cox.
Note 4: Income Tax Information and Distributions to Shareholders
A provision for federal income taxes is not required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. Distributions are determined in accordance with income tax regulations, and such amounts may differ from net investment income and realized gains for financial reporting purposes. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. Financial reporting records are adjusted for permanent book to tax differences at year end to reflect tax character. Book to tax differences are primarily due to differing treatments of redemptions in-kind, derivatives, and distributions.
Distributions during the periods noted below were characterized as follows for federal income tax purposes:
	Six Months Ended June 30, 2026	Year Ended December 31, 2025
Class I
Ordinary income	$1,804,873,705	$3,293,484,558
Long-term capital gain	$—	$—
Class X
Ordinary income	$522,017,635	$911,674,247
Long-term capital gain	$—	$—
The components of distributable earnings on a tax basis are reported as of the Fund's most recent year end. At December 31, 2025, the tax basis components of distributable earnings were as follows:
Capital loss carryforward[1]	$(2,538,999,653)
Net unrealized depreciation	(834,591,889)
Total distributable earnings	$(3,373,591,542)
[1]	Represents accumulated long-term capital loss as of December 31, 2025, which may be carried forward to offset future capital gains.
PAGE 17 ■ Dodge & Cox Income Fund

Notes to Financial Statements (unaudited)
At June 30, 2026, unrealized appreciation and depreciation for investments based on cost for federal income tax purposes were as follows:
Tax cost	$112,034,002,732
Unrealized appreciation	1,137,970,666
Unrealized depreciation	(3,307,814,305)
Net unrealized depreciation	(2,169,843,639)
Fund management has reviewed the tax positions for open periods (three years and four years, respectively, from filing the Fund’s federal and state tax returns) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.
Note 5: Loan Facilities
Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund may participate in an interfund lending facility (Facility). The Facility allows the Fund to borrow money from or loan money to the Funds. Loans under the Facility are made for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest on borrowings is the average of the current repurchase agreement rate and the bank loan rate. There was no activity in the Facility during the period.
All Funds in the Trust participate in a $500 million committed credit facility (Line of Credit) with State Street Bank and Trust Com pany, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The maximum amount available to the Fund is $250 million. Each Fund pays an annual commitment fee on its pro-rata portion of the Line of Credit. For the six months ended June 30, 2026, the Fund’s commitment fee amounted to $206,059 and is reflected as a Miscellaneous Expense in the Statement of Operations. Interest on borrowings is charged at the prevailing rate. There were no borrowings on the Line of Credit during the period.
Note 6: Purchases and Sales of Investments
For the six months ended June 30, 2026, purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated to $11,365,615,506 and $2,243,886,731, respectively. For the six months ended June 30, 2026, purchases and sales of U.S. government securities aggregated to $8,917,900,702 and $10,350,337,214, respectively.
Note 7: Subsequent Events
Fund management has determined that no material events or transactions occurred subsequent to June 30, 2026, and through the date of the Fund’s financial statements issuance, which require disclosure in the Fund’s financial statements.
Dodge & Cox Income Fund ■ PAGE 18

Financial Highlights (unaudited)
Selected data and ratios (for a share outstanding throughout each period)	Six Months Ended June 30,	Year Ended December 31,
	2026	2025	2024	2023	2022	2021
Class I
Net asset value, beginning of period	$12.85	$12.38	$12.62	$12.19	$14.06	$14.65
Income from investment operations:
Net investment income	0.27	0.54	0.53	0.50	0.34	0.27
Net realized and unrealized gain (loss)	(0.17)	0.47	(0.24)	0.42	(1.87)	(0.40)
Total from investment operations	0.10	1.01	0.29	0.92	(1.53)	(0.13)
Distributions to shareholders from:
Net investment income	(0.27)	(0.54)	(0.53)	(0.49)	(0.34)	(0.27)
Net realized gain	—	—	—	—	—	(0.19)
Total distributions	(0.27)	(0.54)	(0.53)	(0.49)	(0.34)	(0.46)
Net asset value, end of period	$12.68	$12.85	$12.38	$12.62	$12.19	$14.06
Total return	0.81%	8.32%	2.26%	7.69%	(10.87)%	(0.91)%
Ratios/supplemental data:
Net assets, end of period (millions)	$85,635	$81,842	$72,778	$60,604	$53,542	$71,838
Ratio of expenses to average net assets	0.41%(a)	0.41%	0.41%	0.41%	0.41%	0.42%
Ratio of net investment income to average net assets	4.35%(a)	4.34%	4.29%	4.04%	2.70%	1.87%
Portfolio turnover rate	12%	18%	14%	55%	118%	91%
Portfolio turnover rate excluding TBA rolls(b)	12%	18%	14%	30%	34%	28%
Class X(c)
Net asset value, beginning of period	$12.86	$12.39	$12.63	$12.20	$12.83
Income from investment operations:
Net investment income	0.28	0.55	0.54	0.50	0.25
Net realized and unrealized gain (loss)	(0.17)	0.47	(0.24)	0.43	(0.60)
Total from investment operations	0.11	1.02	0.30	0.93	(0.35)
Distributions to shareholders from:
Net investment income	(0.28)	(0.55)	(0.54)	(0.50)	(0.28)
Net realized gain	—	—	—	—	—
Total distributions	(0.28)	(0.55)	(0.54)	(0.50)	(0.28)
Net asset value, end of period	$12.69	$12.86	$12.39	$12.63	$12.20
Total return	0.85%	8.39%	2.34%	7.76%	(2.72)%
Ratios/supplemental data:
Net assets, end of period (millions)	$24,838	$22,502	$17,053	$9,552	$4,523
Ratio of expenses to average net assets	0.33%(a)	0.33%	0.33%	0.33%	0.33%(a)
Ratio of expenses to average net assets, before reimbursement by investment manager	0.36%(a)	0.36%	0.36%	0.36%	0.36%(a)
Ratio of net investment income to average net assets	4.43%(a)	4.42%	4.37%	4.16%	3.53%(a)
Portfolio turnover rate	12%	18%	14%	55%	118%
Portfolio turnover rate excluding TBA rolls(b)	12%	18%	14%	30%	34%
(a)	Annualized
(b)	See Note 1 regarding To-Be-Announced securities
(c)	For 2022, the period covers 5/2/2022 (commencement of operations) to 12/31/2022.
See accompanying Notes to Financial Statements
PAGE 19 ■ Dodge & Cox Income Fund

Board Approval of Funds’ Investment Advisory Agreement
(unaudited)
On June 10, 2026, the Board of Trustees (the “Board”) of the Dodge & Cox Funds (the “Trust”), including the members of the Board who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), voted to continue the Investment Advisory Agreement between Dodge & Cox and the Trust (the “Advisory Agreement”) in effect for an additional year beginning July 1, 2026 for each series of the Trust (each a “Fund”). Prior to the Board’s vote, the Trust’s Contract Review Committee, consisting solely of the Independent Trustees, met with independent counsel to the Independent Trustees on May 7 and June 9, 2026, to discuss whether the Investment Advisory Agreement should be continued. At its June 10, 2026 meeting, the Board, including the Independent Trustees, concluded that the Investment Advisory Agreement is fair and reasonable. In considering the Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor or particular information as all-important or controlling. In reaching the decision to continue the Investment Advisory Agreement in effect, the Board considered several factors, and reached the conclusions, described below:
Nature, Extent and Quality of Services Provided by Dodge & Cox
■ The Board considered the nature, extent and quality of the services provided by Dodge & Cox to each Fund under the Advisory Agreement. This consideration included, among other things, Dodge & Cox’s investment process and philosophy; the education and experience of the principal personnel of Dodge & Cox who provide such services; the other resources that Dodge & Cox uses in managing the Funds’ portfolios; Dodge & Cox’s record of compliance with the Funds’ investment policies and restrictions and relevant regulatory and tax compliance requirements; and such matters as Dodge & Cox’s business continuity planning and insurance coverage.
■ The Board concluded that the nature, extent and quality of the services Dodge & Cox provides are consistent with the terms of the Advisory Agreement and support the recommendation to continue the Advisory Agreement in effect for an additional year.
■ The Board also took note of the nature, extent and quality of the services that Dodge & Cox provides to the Funds and their shareholders under a separate Administrative and Shareholder Services Agreement. Although that agreement does not require Board approval on an annual basis, the services provided thereunder are an important part of the Funds’ overall relationship with Dodge & Cox, and the Board’s understanding and assessment of those services (including which Dodge & Cox services are provided pursuant to which agreement) were relevant factors in its decision to approve continuation of the Advisory Agreement.
Investment Performance
■ The Board reviewed information regarding the total return of each Fund over the most recent 1-, 3-, 5-, 10- and 20-year periods, as applicable (or since Fund inception, if shorter). The Board compared these returns to those of the Fund’s broad-based securities market index and, for the Dodge & Cox Stock, Balanced, International Stock and Global Stock Funds, other indexes provided by Dodge & Cox. The Board also considered the volatility of the Funds’ investment returns over various time horizons, including volatility data provided by Broadridge Financial Solutions (“Broadridge”).
■ In addition, the Board reviewed a report prepared by Broadridge comparing each Fund’s performance with the performance of other mutual funds in the Fund’s broad Morningstar category (as modified by Broadridge to include only those funds that have similar share class and expense characteristics to such Fund, the “Morningstar custom category”), as well as with the performance of a smaller peer group of funds identified by Broadridge (such Fund’s “peer group”). The Board received information regarding the methodology and process underlying the construction of the Morningstar custom categories and Broadridge peer groups, and any changes in the methodology from prior years. The Board also reviewed a report prepared by Dodge & Cox comparing each Fund’s performance to the composite performance of other accounts (if any) managed by Dodge & Cox using the same investment approach as the Fund. This information regarding the performance of other mutual funds and of other accounts managed by Dodge & Cox provided helpful context for the Board’s evaluation of the Funds’ performance.
■ The Board concluded that the investment performance and volatility experienced by each Fund were consistent with Dodge & Cox’s long-term, value-oriented, fundamental, active investment style and support the recommendation to continue the Advisory Agreement in effect for an additional year.
Fees and Expense Ratios
■ The Board reviewed a comparison prepared by Broadridge of the net expense ratio of each Fund (including the separate expense ratios of the two share classes of those Funds that have a dual class structure), and the various elements of those expense ratios, to those of mutual funds in (1) the Fund’s Morningstar custom category and (2) the Fund’s peer group.
■ For each Fund for which such a comparison is relevant, the Board reviewed information regarding the fee rates Dodge & Cox charges for managing other accounts using the same investment approach as the Fund. In light of the fact that such other accounts may be charged lower fee rates than a Fund, the Board took note of the broader scope of services that Dodge & Cox provides to the Funds than to separate accounts and sub-advised funds, as well as differences in regulatory, litigation, and other risks associated with sponsoring a mutual fund as compared to managing separate accounts or sub-advising another sponsor’s mutual fund, and
Dodge & Cox Income Fund ■ PAGE 20

certain characteristics of the market for institutional separate account management services.
■ The Board concluded, after discussion and based on all the relevant information it received, that the advisory fee rate that each Fund pays to Dodge & Cox under the Advisory Agreement is reasonable in relation to the scope and quality of the services that Dodge & Cox provides to such Fund thereunder.
■ In assessing the Funds’ expense ratios and the fees the Funds pay to Dodge & Cox, the Board took note of and discussed with Dodge & Cox changes over the past several years in the competitive landscape for asset management services. The Board anticipates further changes in the competitive landscape and will continue to monitor and assess the Funds’ competitive position.
Costs of Services Provided and Profits Realized by Dodge & Cox from its Relationship to the Funds
■ Dodge & Cox informed the Board that: (i) it operates as a unified business, with most employees providing services to support the firm and its clients across multiple strategies and/or products, and (ii) the firm does not utilize cost accounting to allocate expenses across lines of business or across the Funds for management purposes. Also, Dodge & Cox informed the Board that the firm is owned exclusively by its senior managers and other active employees, and generally distributes substantially all of its net revenues each year to its employees, either as compensation or as a combination of compensation and distributions with respect to the shares they own in the firm. Consequently, Dodge & Cox provided the Board with data to consider Fund-level profitability using several different possible methodologies.
■ The Board believes that Dodge & Cox’s commitment to employee ownership of the firm enhances its ability to attract and retain key investment and other management professionals and reinforces a long-term perspective on the management of the firm and the Funds, which the Board believes aligns well with the interests of the Funds and their shareholders.
■ The Board noted that the employee-shareholders of Dodge & Cox give up a substantial stock value (which would be taxed at long-term capital gains rates) as a consequence of the firm’s independence from outside ownership; the estimated market value of the company would likely be substantially in excess of its book value.
■ The Board also considered that Dodge & Cox’s fee revenues from the Funds fluctuate from year to year based on changes in the aggregate net assets of the Funds, and that the firm has continued to invest in improved systems, additional compliance resources, and enhanced research capabilities despite these fluctuations. The Board noted that Dodge & Cox pays for certain services with respect to the Funds, including transfer agency fees and expenses.
■ The Board considered that there is no one way that Dodge & Cox is required to calculate its profit margins associated with the Funds and concluded that the profitability data provided by Dodge & Cox was based upon a reasonable range of assumptions and methodologies. The Board also concluded that Dodge & Cox’s profits with respect to each Fund are reasonable and that its overall profits are a key part of its independence, stability and long-term investment performance.
Economies and Benefits of Scale
■ The Board considered whether there have been economies or benefits of scale as the Funds have grown over the longer term, and whether fee levels reflect economies of scale for the benefit of Fund investors. In the Board’s view, any consideration of economies of scale must take account of the relatively low overall fee and expense structure of the Funds. The Funds generally rank favorably when compared to their Broadridge custom categories and peer groups, on a net expense ratio basis.
■ Dodge & Cox has built economies of scale into its fee structure by charging relatively low fees at the beginning of operations. A comparison of the Funds’ advisory fee rates to those of many otherwise comparable funds that employ fee “breakpoints” shows that the Funds’ advisory fee rates are in general relatively lower from the first dollar. As a result of their straightforward share class and fee structure and relatively low total expenses, the Funds provide small investors with access to professional, active portfolio management and related services at a reasonable cost. In addition to building economies of scale into its fee rates from the first dollar of each Fund’s assets, Dodge & Cox has capped the expenses borne by certain Funds in their early years of operations when those Funds are not yet operating at scale. The Dodge & Cox Global Bond Fund has benefited from such an expense cap since its inception in 2014, as has the Dodge & Cox Emerging Markets Stock Fund since its inception in 2021. Dodge & Cox agreed to continue expense caps for those Funds, and for the X share class of each of the other Funds, through April 30, 2029. Dodge & Cox has also agreed, through April 30, 2027, to cap the Dodge & Cox Balanced Fund’s expenses to the extent necessary to offset its proportionate share of the net operating expenses of any other Fund in which the Dodge & Cox Balanced Fund invests.
■ Over the years, Dodge & Cox has voluntarily forgone opportunities for growth in its assets under management and revenues in order to protect the Funds’ ability to achieve investment returns for shareholders. Dodge & Cox closed the Dodge & Cox International Stock Fund for a number of years beginning in 2015 and previously closed other Funds and limited the growth of its separate account business during periods of high growth—to Dodge & Cox’s economic detriment—and continues to closely monitor the size of the Funds.
PAGE 21 ■ Dodge & Cox Income Fund

■ The Board also noted that Dodge & Cox has continued to make additional expenditures on staff and technology to enable it to enhance its investment processes and to implement effectively the Funds’ strategies. The Board also considered that there may be certain diseconomies of scale associated with managing very large asset pools such as several of the Funds, insofar as certain of the costs or risks associated with managing the Funds potentially increase at a rate that exceeds the rate of asset growth.
Fall-Out Benefits and Other Matters
■ The Board concluded that any “fall-out” benefits derived by Dodge & Cox from its relationship with the Funds are not a significant issue.
■ The Board considered the information provided regarding any conflicts of interest present and Dodge & Cox’s efforts to mitigate such conflicts.
■ The Board considered that the Funds have never been a defendant in any litigation.
Dodge & Cox Income Fund ■ PAGE 22

2026
June 30, 2026

Financial Statements and Other Information

Global Bond Fund | Class I (dodlx) | Class X (doxlx)
ESTABLISHED 2014
06/26 GBF SAR

Consolidated Portfolio of Investments (unaudited) June 30, 2026
Debt Securities: 96.2%
		Par Value	Value
Government: 37.2%
Australia Government (Australia)
2.00%, 8/21/35(a)(b)	AUD	39,900,000	$37,837,645
1.00%, 2/21/50(a)(b)	AUD	45,000,000	26,166,783
Brazil Government (Brazil)
10.00%, 1/1/33	BRL	1,155,195,000	185,769,714
Chile Government (Chile)
5.00%, 10/1/28(b)(c)	CLP	35,180,000,000	38,464,376
6.00%, 4/1/33(b)(c)	CLP	12,280,000,000	13,799,763
5.80%, 10/1/34(b)(c)	CLP	46,670,000,000	52,070,972
Colombia Government (Colombia)
7.25%, 10/18/34	COP	551,100,000,000	122,000,012
Hungary Government (Hungary)
9.50%, 10/21/26	HUF	5,530,000,000	17,970,186
6.25%, 9/23/37	HUF	24,290,000,000	85,682,767
Japan Government (Japan)
0.20%, 12/20/27	JPY	19,210,950,000	116,284,870
2.40%, 3/20/36	JPY	8,400,000,000	50,422,651
3.70%, 3/20/56	JPY	4,300,000,000	25,553,538
Malaysia Government (Malaysia)
2.632%, 4/15/31	MYR	219,145,000	51,930,559
Mexico Government (Mexico)
7.75%, 11/23/34	MXN	522,473,300	27,780,193
8.00%, 11/7/47	MXN	3,174,880,200	155,729,349
New Zealand Government (New Zealand)
2.75%, 4/15/37(b)	NZD	217,700,000	105,594,610
Norway Government (Norway)
3.00%, 8/15/33(b)(c)	NOK	1,057,750,000	98,948,877
3.75%, 6/12/35(b)(c)	NOK	552,095,000	53,886,598
4.125%, 6/3/36(b)(c)	NOK	1,384,895,000	138,638,098
Peru Government (Peru)
7.60%, 8/12/39(b)(c)	PEN	418,241,000	130,975,846
South Africa Government (South Africa)
8.25%, 3/31/32	ZAR	665,673,000	41,061,875
South Korea Government (South Korea)
3.375%, 6/10/32	KRW	68,716,850,000	42,811,812
3.25%, 12/10/35	KRW	218,880,000,000	131,478,255
U.S. Treasury Inflation Indexed (United States)
2.375%, 2/15/55(a)	USD	15,823,940	14,556,363
2.375%, 2/15/56(a)	USD	12,522,421	11,537,232
U.S. Treasury Note/Bond (United States)
4.125%, 2/15/36	USD	72,237,000	70,476,223
4.375%, 5/15/36	USD	30,000,000	29,840,625
4.625%, 5/15/54	USD	11,710,000	11,121,298
4.50%, 11/15/54	USD	37,000,000	34,443,242
4.625%, 11/15/55	USD	2,230,000	2,121,636
United Kingdom Government (United Kingdom)
4.375%, 7/31/54(b)	GBP	46,700,000	52,006,607
			1,976,962,575
Government-Related: 5.6%
Chicago Transit Authority RB (United States)
6.899%, 12/1/40	USD	11,588,086	12,780,010
6.899%, 12/1/40	USD	4,943,719	5,452,219
Colombia Government International (Colombia)
6.125%, 1/21/31	USD	5,000,000	5,042,250
3.125%, 4/15/31	USD	38,825,000	34,280,534

		Par Value	Value
Kommuninvest Cooperative Society (Sweden)
3.25%, 11/12/29(b)	SEK	251,900,000	$26,533,839
Petroleos Mexicanos (Mexico)
6.70%, 2/16/32	USD	50,825,000	51,274,751
6.75%, 9/21/47	USD	2,311,000	1,978,124
7.69%, 1/23/50	USD	55,025,000	51,322,318
Romanian Government International (Romania)
5.375%, 3/22/31(c)	EUR	20,325,000	24,011,038
State of Illinois GO (United States)
5.10%, 6/1/33	USD	33,382,549	33,724,376
State of New South Wales Australia (Australia)
1.75%, 3/20/34(b)	AUD	98,300,000	53,599,769
			299,999,228
Securitized: 23.3%
Asset-Backed: 7.6%
Auto Loan: 4.1%
Ford Credit Auto Owner Trust (United States)
Series 2025-B B, 4.24%, 7/15/31	USD	6,450,038	6,370,741
Series 2025-C B, 4.22%, 1/15/32	USD	6,000,000	5,918,636
Series 2026-A B, 4.34%, 4/15/32	USD	13,000,000	12,857,954
Series 2026-B B, 4.66%, 7/15/32	USD	12,052,000	12,023,316
GM Financial Consumer Automobile Receivables Trust (United States)
Series 2024-4 A4, 4.44%, 4/16/30	USD	16,000,000	15,987,542
Series 2025-2 B, 4.62%, 5/16/31	USD	3,000,000	2,997,393
Series 2025-3 B, 4.53%, 9/16/31	USD	1,500,000	1,493,349
Series 2025-4 B, 4.16%, 4/16/32	USD	14,810,000	14,566,947
Series 2025-2 C, 4.91%, 10/18/32	USD	2,750,000	2,759,601
Series 2025-3 C, 4.73%, 1/18/33	USD	2,500,000	2,492,197
Series 2025-4 C, 4.36%, 5/16/33	USD	13,890,000	13,699,519
Hyundai Auto Receivables Trust (United States)
Series 2025-B B, 4.72%, 7/15/30	USD	3,000,000	3,006,803
Series 2024-C A4, 4.44%, 1/15/31	USD	15,000,000	14,986,142
Series 2024-C B, 4.67%, 1/15/31	USD	4,000,000	4,003,355
Series 2025-A B, 4.61%, 4/15/31	USD	23,500,000	23,463,648
Series 2024-C C, 4.86%, 2/17/32	USD	8,250,000	8,273,569
Series 2025-D B, 4.36%, 3/15/32	USD	15,000,000	14,841,827
Series 2025-A C, 4.76%, 6/15/32	USD	17,000,000	17,012,811
Series 2025-B C, 4.92%, 7/15/32	USD	4,500,000	4,507,396
PAGE 1 ■  Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Financial Statements

Consolidated Portfolio of Investments (unaudited) June 30, 2026
Debt Securities (continued)
		Par Value	Value
Series 2025-C C, 4.37%, 1/18/33	USD	6,492,000	$6,410,787
Series 2025-D C, 4.56%, 3/15/33	USD	16,364,000	16,269,357
Series 2026-A C, 4.31%, 6/15/33	USD	12,000,000	11,787,042
Series 2026-B C, 5.01%, 10/17/33	USD	4,353,000	4,358,397
			220,088,329
Other: 0.1%
Rio Oil Finance Trust (Brazil)
9.75%, 1/6/27(c)	USD	927,073	939,636
8.20%, 4/6/28(c)	USD	3,122,056	3,194,416
			4,134,052
Student Loan: 3.4%
ECMC Group Student Loan Trust (United States)
United States 30 Day Average SOFR
+1.05% Series 2025-2A A, 4.678%, 11/25/74(c)	USD	14,890,205	14,860,730
+0.95% Series 2026-1A A, 4.578%, 3/25/76(c)	USD	11,690,300	11,625,663
Navient Student Loan Trust (United States)
Series 2020-A B, 3.16%, 11/15/68(c)	USD	2,000,000	1,822,744
United States 30 Day Average SOFR
+1.364% Series 2016-5A A, 4.992%, 6/25/65(c)	USD	709,281	718,381
+1.464% Series 2016-3A A3, 5.092%, 6/25/65(c)	USD	8,855,445	9,000,437
+1.114% Series 2017-4A A3, 4.742%, 9/27/66(c)	USD	2,398,099	2,404,407
+0.664% Series 2021-2A A1B, 4.292%, 2/25/70(c)	USD	3,622,743	3,587,477
SLM Student Loan Trust (United States)
United States 30 Day Average SOFR
+1.064% Series 2012-1 A3, 4.692%, 9/25/28	USD	725,589	717,886
United States 90 Day Average SOFR
+0.371% Series 2003-1 A5A, 4.008%, 12/15/32(c)	USD	1,076,343	1,027,661
+0.711% Series 2003-1 A5B, 4.348%, 12/15/32(c)	USD	386,247	373,611
+0.751% Series 2007-6 A5, 4.42%, 4/27/43	USD	4,524,982	4,377,221
SMB Private Education Loan Trust (Private Loans) (United States)
Series 2018-C B, 4.00%, 11/17/42(c)	USD	1,000,000	977,419
Series 2023-C B, 6.36%, 11/15/52(c)	USD	9,000,000	9,281,956
Series 2021-A APT2, 1.07%, 1/15/53(c)	USD	2,081,598	1,909,630
Series 2023-A B, 5.88%, 1/15/53(c)	USD	7,000,000	7,018,721
Series 2025-B A1A, 5.02%, 3/17/53(c)	USD	4,850,806	4,801,358
Series 2026-A A1A, 4.68%, 12/15/53(c)	USD	22,716,516	22,253,846
Series 2026-A B, 5.48%, 12/15/53(c)	USD	32,000,000	30,778,829

		Par Value	Value
Series 2024-F B, 5.73%, 3/16/54(c)	USD	5,500,000	$5,436,641
Series 2025-A B, 5.86%, 4/15/54(c)	USD	8,000,000	7,952,202
Series 2024-A B, 5.88%, 3/15/56(c)	USD	5,000,000	5,045,052
Series 2023-B B, 5.77%, 10/16/56(c)	USD	12,278,199	12,320,633
Series 2024-E A1A, 5.09%, 10/16/56(c)	USD	14,598,809	14,584,843
Series 2024-E B, 5.71%, 10/16/56(c)	USD	7,500,000	7,406,080
			180,283,428
			404,505,809
CMBS: 0.0%
Agency CMBS: 0.0%
Freddie Mac Military Housing Trust Multifamily (United States)
4.095%, 11/25/52(c)(d)	USD	868,368	781,384
3.384%, 11/25/55(c)(d)	USD	1,458,752	1,267,290
			2,048,674
Mortgage-Related: 15.7%
CMO & REMIC: 0.6%
Fannie Mae (United States)
Trust 2004-W9 1A3, 6.05%, 2/25/44	USD	128,690	131,743
Freddie Mac (United States)
Series 4183 Z, 3.00%, 3/15/43	USD	15,062,556	13,748,977
Series 4283 EW, 4.50%, 12/15/43(d)	USD	26,498	26,043
Series 4319 MA, 4.50%, 3/15/44(d)	USD	98,599	96,891
Ginnie Mae (United States)
Series 2010-169 JZ, 4.00%, 12/20/40	USD	92,544	87,118
Series 2014-184 GZ, 3.50%, 12/20/44	USD	8,869,116	8,234,224
United States 30 Day Average SOFR
+0.85% Series 2023-H04 FC, 4.459%, 1/20/73	USD	7,244,692	7,280,784
			29,605,780
Federal Agency Mortgage Pass-Through: 15.1%
Fannie Mae, 30 Year (United States)
4.50% 4/1/39 - 10/1/55	USD	35,082,913	33,911,068
2.50% 6/1/50 - 3/1/52	USD	52,119,126	44,432,735
2.00%, 9/1/50	USD	3,679,760	2,997,943
3.50% 4/1/52 - 5/1/53	USD	95,855,301	87,470,877
3.50%, 5/1/52	USD	46,444,892	42,166,490
3.50%, 6/1/52	USD	74,691,263	67,868,740
4.00% 6/1/52 - 7/1/53	USD	15,002,763	14,066,987
4.00%, 8/1/52	USD	56,061,950	52,595,471
4.00%, 10/1/52	USD	54,295,782	50,873,860
4.50%, 12/1/54	USD	39,118,108	37,496,080
Fannie Mae, 40 Year (United States)
3.00%, 6/1/62	USD	20,123,456	17,207,682
Fannie Mae, Hybrid ARM (United States)
6.298%, 8/1/44(d)	USD	19,353	20,076
6.33%, 9/1/44(d)	USD	11,101	11,458
Freddie Mac, Hybrid ARM (United States)
6.351%, 10/1/44(d)	USD	27,537	28,506
6.059%, 11/1/44(d)	USD	112,013	115,979
5.944%, 1/1/45(d)	USD	40,172	41,591
See accompanying Notes to Consolidated Financial StatementsDodge & Cox Global Bond Fund ■  PAGE 2

Consolidated Portfolio of Investments (unaudited) June 30, 2026
Debt Securities (continued)
		Par Value	Value
Freddie Mac Gold, 30 Year (United States)
6.00%, 2/1/35	USD	15,611	$16,082
4.50% 8/1/44 - 7/1/47	USD	309,364	302,864
Freddie Mac Pool, 30 Year (United States)
2.50% 6/1/50 - 11/1/51	USD	32,024,591	27,323,347
3.50% 5/1/52 - 8/1/53	USD	62,265,418	56,530,030
4.00%, 6/1/52	USD	44,507,500	41,705,172
4.00%, 8/1/52	USD	45,666,323	42,765,652
4.00%, 9/1/52	USD	125,433,931	117,578,301
4.00%, 10/1/52	USD	7,623,595	7,144,498
4.50% 1/1/54 - 1/1/55	USD	64,491,093	61,973,238
			806,644,727
			836,250,507
			1,242,804,990
Corporate: 30.1%
Financials: 9.1%
Bank of America Corp. (United States)
4.183%, 11/25/27	USD	9,050,000	9,005,841
3.419%, 12/20/28(e)	USD	4,300,000	4,228,123
4.456%, 2/6/32(e)	USD	4,350,000	4,273,305
2.572%, 10/20/32(e)	USD	8,975,000	7,988,540
3.846%, 3/8/37(e)	USD	28,850,000	26,811,195
Barclays PLC (United Kingdom)
4.836%, 5/9/28	USD	5,925,000	5,929,419
3.564%, 9/23/35(e)	USD	8,550,000	8,015,402
BNP Paribas SA (France)
4.625%, 3/13/27(c)	USD	3,100,000	3,102,525
2.591%, 1/20/28(c)(e)	USD	8,800,000	8,706,904
5.497%, 5/20/30(c)(e)	USD	5,800,000	5,904,145
5.085%, 5/9/31(c)(e)	USD	3,400,000	3,418,253
2.871%, 4/19/32(c)(e)	USD	9,239,000	8,394,676
2.588%, 8/12/35(c)(e)	USD	18,396,000	16,616,948
5.906%, 11/19/35(c)(e)	USD	5,625,000	5,737,330
BXP, Inc. (United States)
6.75%, 12/1/27	USD	3,550,000	3,646,787
4.50%, 12/1/28	USD	7,885,000	7,837,193
3.25%, 1/30/31	USD	11,675,000	10,831,606
Capital One Financial Corp. (United States)
6.312%, 6/8/29(e)	USD	3,975,000	4,087,436
7.624%, 10/30/31(e)	USD	6,950,000	7,622,743
4.722%, 1/30/32(e)	USD	13,800,000	13,614,163
Citigroup, Inc. (United States)
6.174%, 5/25/34(e)	USD	9,093,000	9,488,574
United States 90 Day Average SOFR
+6.63%,10.295%, 10/30/40(f)	USD	4,162,250	4,774,933
HSBC Holdings PLC (United Kingdom)
4.675%, 3/10/32(e)	USD	9,475,000	9,344,698
8.113%, 11/3/33(e)	USD	8,775,000	10,078,638
6.547%, 6/20/34(e)	USD	13,650,000	14,503,580
7.399%, 11/13/34(e)	USD	8,325,000	9,257,914
6.50%, 5/2/36	USD	4,500,000	4,896,108
6.50%, 9/15/37	USD	1,100,000	1,189,123
Humana, Inc. (United States)
6.062%, 2/15/36(c)	USD	5,175,000	5,256,551
6.887%, 11/15/55(c)	USD	5,200,000	5,451,208
JPMorgan Chase & Co. (United States)
5.04%, 1/23/28(e)	USD	2,625,000	2,633,211
4.493%, 3/24/31(e)	USD	2,125,000	2,106,311
2.522%, 4/22/31(e)	USD	2,000,000	1,843,619
2.956%, 5/13/31(e)	USD	8,550,000	7,982,946
5.717%, 9/14/33(e)	USD	6,400,000	6,605,170

		Par Value	Value
Lloyds Banking Group PLC (United Kingdom)
5.721%, 6/5/30(e)	USD	3,000,000	$3,079,539
4.425%, 11/4/31(e)	USD	9,525,000	9,352,459
London Stock Exchange Group PLC (United Kingdom)
4.25%, 3/23/29(c)	USD	42,500,000	42,015,535
NatWest Group PLC (United Kingdom)
5.808%, 9/13/29(e)	USD	4,469,000	4,567,090
4.983%, 6/18/32(e)	USD	5,450,000	5,446,725
6.475%, 6/1/34(e)	USD	7,700,000	7,982,764
3.032%, 11/28/35(e)	USD	19,325,000	17,723,499
The Charles Schwab Corp. (United States)
5.643%, 5/19/29(e)	USD	1,900,000	1,935,966
6.196%, 11/17/29(e)	USD	5,200,000	5,378,219
5.853%, 5/19/34(e)	USD	3,450,000	3,604,979
6.136%, 8/24/34(e)	USD	1,625,000	1,726,466
The Goldman Sachs Group, Inc. (United States)
3.615%, 3/15/28(e)	USD	11,800,000	11,722,489
4.937%, 4/23/28(e)	USD	5,225,000	5,239,885
5.727%, 4/25/30(e)	USD	3,000,000	3,074,480
5.218%, 4/23/31(e)	USD	4,325,000	4,368,103
UBS Group AG (Switzerland)
4.588%, 8/10/32(c)(e)	USD	12,000,000	11,773,738
2.746%, 2/11/33(c)(e)	USD	4,100,000	3,639,242
5.959%, 1/12/34(c)(e)	USD	7,800,000	8,128,033
UniCredit SPA (Italy)
5.459%, 6/30/35(c)(e)	USD	32,200,000	32,371,932
Wells Fargo & Co. (United States)
4.90%, 1/24/28(e)	USD	2,575,000	2,580,832
2.572%, 2/11/31(e)	USD	16,750,000	15,507,391
3.35%, 3/2/33(e)	USD	9,375,000	8,617,928
4.897%, 7/25/33(e)	USD	2,800,000	2,782,232
5.389%, 4/24/34(e)	USD	7,800,000	7,918,916
			481,723,560
Industrials: 19.3%
AT&T, Inc. (United States)
4.40%, 4/30/31	USD	23,200,000	22,809,762
Bayer AG (Germany)
3.125%, 11/12/79(b)(e)(f)	EUR	33,400,000	37,784,842
5.375%, 3/25/82(b)(e)(f)	EUR	21,700,000	25,536,440
7.00%, 9/25/83(b)(e)(f)	EUR	7,900,000	9,982,326
British American Tobacco PLC (United Kingdom)
3.75%, (b)(e)(f)(g)	EUR	63,750,000	72,369,120
Charter Communications, Inc. (United States)
4.50%, 5/1/32	USD	51,975,000	45,876,726
4.50%, 6/1/33(c)	USD	46,015,000	39,921,698
4.25%, 1/15/34(c)	USD	11,000,000	9,311,823
CVS Health Corp. (United States)
7.00%, 3/10/55(e)(f)	USD	21,050,000	21,854,152
Elanco Animal Health, Inc. (United States)
6.40%, 8/28/28	USD	29,932,000	30,716,757
Fibercop SpA (Italy)
7.721%, 6/4/38(c)	USD	2,764,000	2,893,156
Fidelity National Info Svcs, Inc. (United States)
4.45%, 3/10/28	USD	3,075,000	3,064,058
4.55%, 3/10/29	USD	8,450,000	8,384,465
4.80%, 3/10/31	USD	3,550,000	3,511,186
PAGE 3 ■  Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Financial Statements

Consolidated Portfolio of Investments (unaudited) June 30, 2026
Debt Securities (continued)
		Par Value	Value
Ford Motor Credit Co. LLC (United States)
4.95%, 5/28/27	USD	3,700,000	$3,702,125
2.90%, 2/16/28	USD	4,500,000	4,346,158
5.918%, 3/20/28	USD	9,350,000	9,464,793
6.80%, 5/12/28	USD	7,587,000	7,803,602
6.798%, 11/7/28	USD	8,000,000	8,259,303
5.113%, 5/3/29	USD	7,000,000	6,951,256
6.532%, 3/19/32	USD	8,350,000	8,630,089
HCA Healthcare, Inc. (United States)
5.00%, 3/1/28	USD	1,625,000	1,634,023
4.125%, 6/15/29	USD	7,200,000	7,088,952
5.25%, 3/1/30	USD	6,475,000	6,564,913
5.50%, 3/1/32	USD	8,800,000	8,991,431
Imperial Brands PLC (United Kingdom)
4.50%, 6/30/28(c)	USD	1,598,000	1,593,935
5.50%, 2/1/30(c)	USD	13,246,000	13,531,926
4.875%, 6/7/32(b)	GBP	38,797,000	50,162,117
Japan Tobacco, Inc. (Japan)
4.85%, 5/15/28(c)	USD	1,825,000	1,833,502
5.25%, 6/15/30(c)	USD	2,575,000	2,622,596
5.85%, 6/15/35(c)	USD	1,725,000	1,805,688
Mars, Inc. (United States)
4.45%, 3/1/27(c)	USD	1,450,000	1,452,424
4.60%, 3/1/28(c)	USD	2,225,000	2,228,945
4.80%, 3/1/30(c)	USD	7,925,000	7,948,607
Meta Platforms, Inc. (United States)
6.20%, 5/15/46	USD	4,400,000	4,403,044
5.625%, 11/15/55	USD	8,575,000	7,770,293
6.30%, 5/15/56	USD	3,875,000	3,857,246
5.75%, 11/15/65	USD	5,000,000	4,491,658
6.45%, 5/15/66	USD	10,375,000	10,246,583
Millicom International Cellular SA (Guatemala)
5.125%, 1/15/28(c)	USD	48,006,000	47,703,154
Molex Electronic Technologies LLC (United States)
4.75%, 4/30/28(c)	USD	11,950,000	11,961,662
5.25%, 4/30/32(c)	USD	6,150,000	6,255,835
Molson Coors Beverage Co. (United States)
4.90%, 7/8/31	USD	26,500,000	26,463,933
News Corp. (United States)
3.875%, 5/15/29(c)	USD	10,497,000	10,180,584
Oracle Corp. (United States)
4.95%, 2/4/31	USD	7,650,000	7,489,593
5.35%, 5/4/33	USD	14,425,000	14,012,058
5.70%, 2/4/36	USD	3,350,000	3,244,324
Prosus NV (China)
3.257%, 1/19/27(c)	USD	7,450,000	7,378,335
3.68%, 1/21/30(c)	USD	8,000,000	7,659,623
4.193%, 1/19/32(c)	USD	2,000,000	1,900,694
2.031%, 8/3/32(c)	EUR	32,475,000	33,290,555
Salesforce, Inc. (United States)
4.90%, 9/15/31	USD	2,750,000	2,743,869
5.20%, 3/15/33	USD	5,675,000	5,684,978
5.55%, 3/15/36	USD	5,525,000	5,520,811
6.40%, 3/15/46	USD	8,850,000	8,938,993
6.55%, 3/15/56	USD	9,000,000	9,003,033
6.70%, 3/15/66	USD	6,025,000	6,072,907
SBA Communications Corp. (United States)
3.125%, 2/1/29	USD	6,325,000	6,051,942
ServiceNow, Inc. (United States)

		Par Value	Value
4.25%, 5/15/28	USD	8,585,000	$8,556,273
4.70%, 8/15/31	USD	4,743,000	4,718,908
5.05%, 5/15/33	USD	3,736,000	3,732,135
5.40%, 5/15/36	USD	12,625,000	12,618,530
Synopsys, Inc. (United States)
4.65%, 4/1/28	USD	1,025,000	1,026,101
4.85%, 4/1/30	USD	14,825,000	14,849,811
5.00%, 4/1/32	USD	2,350,000	2,354,121
TC Energy Corp. (Canada)
5.875%, 8/15/76(e)(f)	USD	35,691,000	35,722,592
5.30%, 3/15/77(e)(f)	USD	30,142,000	30,034,149
5.50%, 9/15/79(e)(f)	USD	30,155,000	29,997,923
T-Mobile U.S., Inc. (United States)
3.50%, 4/15/31	USD	17,225,000	16,254,569
8.75%, 3/15/32	USD	41,200,000	48,532,309
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(c)	USD	7,180,000	7,165,342
5.25%, 6/6/29(c)	USD	1,449,000	1,450,394
Verizon Communications, Inc. (United States)
5.742%, 6/15/56(e)(f)	GBP	12,800,000	16,884,499
3.996%, 6/15/56(e)(f)	EUR	19,200,000	21,718,479
VMware, Inc. (United States)
1.40%, 8/15/26	USD	7,350,000	7,322,069
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(e)(f)	USD	21,050,000	21,829,902
			1,027,726,709
Utilities: 1.7%
American Electric Power Co., Inc. (United States)
5.20%, 1/15/29	USD	12,850,000	13,044,511
Dominion Energy, Inc. (United States)
4.60%, 5/15/28	USD	3,375,000	3,375,800
3.375%, 4/1/30	USD	5,000,000	4,773,282
5.00%, 6/15/30	USD	14,575,000	14,738,886
NextEra Energy, Inc. (United States)
4.685%, 9/1/27	USD	19,600,000	19,644,852
4.85%, 2/4/28	USD	1,600,000	1,608,830
5.05%, 3/15/30	USD	7,070,000	7,160,808
4.40%, 3/1/31	USD	5,725,000	5,646,122
5.00%, 7/15/32	USD	4,500,000	4,522,704
The Southern Co. (United States)
5.113%, 8/1/27	USD	4,425,000	4,446,301
3.75%, 9/15/51(e)(f)	USD	14,226,000	14,177,438
			93,139,534
			1,602,589,803
Total Debt Securities (Cost $5,071,749,324)			$5,122,356,596
Short-Term Investments: 3.0%
		Par Value/ Shares	Value
Repurchase Agreements: 1.8%
Fixed Income Clearing Corp.(h) 3.61%, dated 6/30/26, due 7/1/26, maturity value $90,009,025	USD	90,000,000	$90,000,000
Fixed Income Clearing Corp.(h) 1.35%, dated 6/30/26, due 7/1/26, maturity value $5,289,803	USD	5,289,605	5,289,605
			95,289,605
See accompanying Notes to Consolidated Financial StatementsDodge & Cox Global Bond Fund ■  PAGE 4

Consolidated Portfolio of Investments (unaudited) June 30, 2026
Short-Term Investments (continued)
		Par Value/ Shares	Value
Money Market Fund: 1.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class	USD	63,557,270	$63,557,270
Total Short-Term Investments (Cost $158,846,875)			$158,846,875
Total Investments in Securities (Cost $5,230,596,199)		99.2%	$5,281,203,471
Other Assets Less Liabilities		0.8%	41,734,549
Net Assets		100.0%	$5,322,938,020
(a)	Inflation-linked
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(e)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(f)	Hybrid security: characteristics of both a debt and equity security.
(g)	Perpetual security: no stated maturity date.
(h)	Repurchase agreement is collateralized by U.S. Treasury Notes 3.375%-4.375%, 11/30/27-12/31/29. Total collateral value is $97,195,528.

Debt securities are generally grouped by parent company. Actual securities may be issued by the listed parent company or one of its subsidiaries.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
RB: Revenue Bond
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate
AUD: Australian Dollar
BRL: Brazilian Real
CLP: Chilean Peso
COP: Colombian Peso
EUR: Euro
GBP: British Pound
HUF: Hungarian Forint
JPY: Japanese Yen
KRW: South Korean Won
MXN: Mexican Peso
MYR: Malaysian Ringgit
NOK: Norwegian Krone
NZD: New Zealand Dollar
PEN: Peruvian Nuevo Sol
SEK: Swedish Krona
USD: United States Dollar
ZAR: South African Rand
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
10 Year Australian Bond	469	9/15/26	$35,659,081	$495,365
10 Year U.S. Treasury Note	4,682	9/21/26	514,507,906	4,123,656
UK-Gilt	811	9/28/26	95,967,738	1,504,470
Ultra 10 Year U.S. Treasury Note	1,828	9/21/26	205,592,875	2,681,365
				$8,804,856
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CHF: Swiss Franc
Standard Chartered	8/7/26	USD	20,129,855	CHF	15,534,000	$828,831
Bank of America	6/11/27	USD	19,718,200	CHF	15,128,000	248,286
COP: Colombian Peso
Morgan Stanley	7/6/26	COP	30,201,169,000	USD	8,439,617	387,241
Morgan Stanley	7/6/26	USD	8,433,725	COP	30,201,169,000	(393,133)
PAGE 5 ■  Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Financial Statements

Consolidated Portfolio of Investments (unaudited) June 30, 2026
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Barclays	7/17/26	USD	4,101,047	COP	15,061,300,000	$(289,934)
Barclays	7/17/26	USD	16,363,878	COP	59,916,339,750	(1,104,171)
Morgan Stanley	7/17/26	USD	16,233,091	COP	59,916,339,750	(1,234,957)
State Street	7/17/26	COP	27,187,685,000	USD	7,555,493	370,823
Morgan Stanley	8/14/26	USD	12,107,057	COP	46,758,666,050	(1,438,078)
Morgan Stanley	8/14/26	USD	7,528,343	COP	29,113,607,050	(905,340)
Morgan Stanley	8/14/26	USD	8,359,398	COP	30,201,169,000	(389,331)
State Street	8/14/26	USD	6,125,807	COP	23,728,924,800	(748,032)
Citibank	9/18/26	USD	15,308,616	COP	55,851,954,100	(734,222)
Morgan Stanley	9/18/26	USD	15,336,696	COP	55,851,954,100	(706,142)
EUR: Euro
HSBC	10/9/26	USD	6,144,678	EUR	5,211,062	165,784
HSBC	10/9/26	EUR	5,531,000	USD	6,599,987	(254,013)
Morgan Stanley	10/9/26	USD	4,406,938	EUR	3,743,377	111,987
Standard Chartered	10/9/26	USD	17,240,215	EUR	14,775,000	288,169
Standard Chartered	10/9/26	USD	24,065,301	EUR	20,364,618	700,027
Standard Chartered	10/9/26	USD	23,951,860	EUR	20,235,901	734,269
Wells Fargo	10/9/26	EUR	9,550,000	USD	11,150,833	(193,674)
Citibank	1/8/27	USD	28,225,242	EUR	23,793,771	814,705
HSBC	1/8/27	USD	28,362,743	EUR	23,905,259	823,772
HSBC	1/8/27	USD	2,313,420	EUR	1,988,014	23,218
HSBC	1/8/27	USD	6,737,101	EUR	5,733,524	132,054
Wells Fargo	1/8/27	USD	5,052,519	EUR	4,367,000	21,715
GBP: British Pound
Bank of America	7/17/26	USD	22,264,268	GBP	16,547,860	314,627
Morgan Stanley	7/17/26	USD	22,839,293	GBP	16,983,079	312,362
Morgan Stanley	7/17/26	USD	5,547,023	GBP	4,121,798	79,730
Morgan Stanley	7/17/26	USD	3,555,007	GBP	2,641,000	51,895
Standard Chartered	10/23/26	USD	25,297,618	GBP	18,988,706	108,669
Standard Chartered	10/23/26	USD	16,686,025	GBP	12,800,000	(293,465)
Wells Fargo	12/18/26	USD	24,406,465	GBP	18,551,344	(205,120)
HUF: Hungarian Forint
Bank of America	6/11/27	USD	3,995,643	HUF	1,246,760,450	15,480
Goldman Sachs	6/11/27	USD	13,106,293	HUF	4,106,201,580	(2,360)
Morgan Stanley	6/11/27	USD	23,363,454	HUF	7,345,469,975	(86,250)
Bank of America	6/25/27	USD	13,736,577	HUF	4,318,505,000	(48,141)
Goldman Sachs	6/25/27	USD	25,221,315	HUF	7,885,444,000	50,886
KRW: South Korean Won
Bank of America	7/1/26	KRW	21,065,230,000	USD	14,007,068	(410,457)
Bank of America	7/1/26	USD	13,665,410	KRW	21,065,230,000	68,799
UBS	7/1/26	USD	14,007,068	KRW	21,065,230,000	410,457
UBS	7/1/26	KRW	21,065,230,000	USD	13,665,410	(68,799)
State Street	8/7/26	USD	14,747,500	KRW	21,472,360,000	861,181
State Street	8/7/26	USD	14,743,450	KRW	21,472,360,000	857,130
State Street	8/7/26	USD	5,071,209	KRW	7,431,350,000	265,305
State Street	8/7/26	USD	6,287,242	KRW	9,609,420,000	72,765
UBS	8/7/26	KRW	21,065,230,000	USD	14,021,893	(398,867)
HSBC	11/20/26	USD	16,495,184	KRW	24,128,000,000	855,530
HSBC	11/20/26	USD	17,318,698	KRW	25,678,087,000	674,286
MXN: Mexican Peso
Goldman Sachs	10/9/26	USD	25,948,453	MXN	456,355,437	62,522
Morgan Stanley	10/9/26	USD	26,001,197	MXN	456,551,384	104,152
Citibank	1/22/27	USD	4,664,834	MXN	84,671,409	(98,229)
Citibank	1/22/27	USD	4,290,638	MXN	77,352,691	(60,722)
Citibank	1/22/27	USD	12,342,359	MXN	222,226,636	(158,668)
Morgan Stanley	1/22/27	USD	8,128,779	MXN	147,258,163	(155,009)
Morgan Stanley	1/22/27	USD	4,173,542	MXN	75,645,754	(81,797)
UBS	1/22/27	USD	4,005,338	MXN	70,964,584	13,332
Bank of America	3/5/27	USD	5,884,944	MXN	108,403,605	(192,661)
Morgan Stanley	3/5/27	USD	17,042,738	MXN	315,069,093	(621,484)
Goldman Sachs	6/25/27	USD	22,027,463	MXN	400,161,914	(201,807)
Morgan Stanley	6/25/27	USD	22,011,019	MXN	399,511,005	(182,092)
NOK: Norwegian Krone
Citibank	7/24/26	USD	16,479,952	NOK	154,946,161	831,165
Morgan Stanley	7/24/26	USD	11,143,953	NOK	113,771,792	(346,429)
See accompanying Notes to Consolidated Financial StatementsDodge & Cox Global Bond Fund ■  PAGE 6

Consolidated Portfolio of Investments (unaudited) June 30, 2026
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
HSBC	8/14/26	USD	16,464,768	NOK	154,946,161	$820,450
HSBC	8/14/26	USD	14,189,277	NOK	131,549,262	907,254
Barclays	8/28/26	USD	14,741,886	NOK	136,919,110	920,398
Barclays	8/28/26	USD	14,722,375	NOK	136,704,083	922,593
HSBC	9/18/26	USD	11,214,809	NOK	110,237,345	90,117
HSBC	9/18/26	USD	19,181,049	NOK	177,978,413	1,220,213
Bank of America	10/9/26	USD	5,583,145	NOK	52,072,819	329,793
Citibank	10/9/26	USD	3,122,989	NOK	29,609,000	135,894
Morgan Stanley	10/9/26	USD	6,013,890	NOK	59,795,123	(18,524)
Morgan Stanley	10/9/26	USD	10,722,208	NOK	101,556,999	476,659
Morgan Stanley	11/20/26	USD	22,226,071	NOK	210,926,076	960,179
Morgan Stanley	12/11/26	USD	14,124,374	NOK	143,750,812	(364,267)
NZD: New Zealand Dollar
Barclays	8/28/26	USD	3,651,519	NZD	6,460,463	(24,754)
Citibank	8/28/26	USD	8,213,414	NZD	13,732,648	398,965
HSBC	8/28/26	USD	6,082,084	NZD	10,355,684	189,268
Morgan Stanley	8/28/26	USD	26,615,222	NZD	44,945,314	1,039,463
Citibank	11/6/26	USD	2,014,600	NZD	3,480,000	29,949
HSBC	11/6/26	USD	2,404,279	NZD	4,022,362	110,319
Morgan Stanley	11/6/26	USD	4,359,549	NZD	7,628,365	9,079
Morgan Stanley	11/6/26	USD	3,432,776	NZD	5,881,808	78,370
Standard Chartered	11/6/26	USD	24,124,278	NZD	41,262,768	592,045
PEN: Peruvian Sol
Bank of America	7/17/26	USD	21,675,819	PEN	75,395,000	(370,277)
Bank of America	8/21/26	USD	6,861,696	PEN	23,338,000	46,885
Bank of America	8/21/26	USD	5,651,734	PEN	19,000,000	103,641
Citibank	8/21/26	USD	4,995,712	PEN	16,895,000	62,290
HSBC	8/21/26	USD	3,069,007	PEN	10,438,000	21,060
UBS	8/21/26	USD	7,802,253	PEN	26,317,000	117,560
Citibank	9/18/26	USD	12,102,924	PEN	42,215,000	(208,891)
Morgan Stanley	10/23/26	USD	14,601,537	PEN	50,404,507	(80,310)
Morgan Stanley	10/23/26	USD	17,699,019	PEN	61,185,507	(123,123)
Barclays	11/6/26	USD	18,254,507	PEN	61,870,000	240,918
Goldman Sachs	11/6/26	USD	10,513,056	PEN	35,552,000	162,011
Citibank	3/5/27	USD	7,596,899	PEN	26,950,000	(216,162)
ZAR: South African Rand
Bank of America	7/17/26	USD	16,999,363	ZAR	282,512,419	(226,487)
Goldman Sachs	10/23/26	USD	18,591,312	ZAR	310,127,251	(170,961)
HSBC	10/23/26	USD	3,652,717	ZAR	63,350,000	(179,871)
Unrealized gain on currency forward contracts						21,646,527
Unrealized loss on currency forward contracts						(13,987,011)
Net unrealized gain on currency forward contracts						$7,659,516
The listed counterparty may be the parent company or one of its subsidiaries.
PAGE 7 ■  Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Financial Statements

Consolidated
Statement of Assets and Liabilities (unaudited)
June 30, 2026
Assets:
Investments in securities, at value (cost $5,230,596,199)	$5,281,203,471
Unrealized appreciation on currency forward contracts	21,646,527
Cash pledged as collateral for currency forward contracts	2,840,000
Cash	100
Cash denominated in foreign currency (cost $6,156,044)	6,133,166
Deposits with broker for futures contracts	17,339,409
Receivable for investments sold	48,873,573
Receivable for Fund shares sold	38,174,317
Dividends and interest receivable	69,251,282
Expense reimbursement receivable	214,973
Prepaid expenses and other assets	21,884
5,485,698,702
Liabilities:
Unrealized depreciation on currency forward contracts	13,987,011
Cash received as collateral for currency forward contracts	12,090,000
Payable for variation margin for futures contracts	2,493,428
Payable for investments purchased	128,597,626
Payable for Fund shares redeemed	3,200,578
Deferred foreign capital gains tax	173,550
Management fees payable	1,928,919
Accrued expenses	289,570
162,760,682
Net Assets	$5,322,938,020
Net Assets Consist of:
Paid in capital	$5,362,488,316
Accumulated loss	(39,550,296)
$5,322,938,020
Class I
Total net assets	$4,970,150,631
Shares outstanding	443,239,035
Net asset value per share	$11.21
Class X
Total net assets	$352,787,389
Shares outstanding	31,465,295
Net asset value per share	$11.21
Consolidated
Statement of Operations (unaudited)
Six Months Ended June 30, 2026
Investment Income:
Dividends	$218,529
Interest (net of foreign taxes of $397,719)	132,783,920
133,002,449
Expenses:
Investment advisory fees	8,727,187
Administrative services fees
Class I	2,324,790
Class X	84,346
Custody and fund accounting fees	265,197
Professional services	154,978
Shareholder reports	76,269
Registration fees	332,716
Trustees fees	273,681
Miscellaneous	32,861
Total expenses	12,272,025
Expenses reimbursed by investment manager	(1,185,598)
Net expenses	11,086,427
Net Investment Income	121,916,022
Realized and Unrealized Gain (Loss):
Net realized gain (loss)
Investments in securities	(1,258,211)
Futures contracts	(25,539,927)
Currency forward contracts	(35,558,602)
Foreign currency transactions	283,041
Net change in unrealized appreciation/depreciation
Investments in securities (net of change in deferred foreign capital gains tax of $173,550)	(42,844,006)
Futures contracts	11,615,470
Currency forward contracts	32,414,105
Foreign currency translation	370,341
Net realized and unrealized loss	(60,517,789)
Net Change in Net Assets From Operations	$61,398,233
See accompanying Notes to Consolidated Financial StatementsDodge & Cox Global Bond Fund ■  PAGE 8

Consolidated
Statement of Changes in Net Assets (unaudited)
	Six Months Ended	Year Ended
	June 30, 2026	December 31, 2025
Operations:
Net investment income	$121,916,022	$181,124,078
Net realized gain (loss)	(62,073,699)	12,540,541
Net change in unrealized appreciation/depreciation	1,555,910	200,560,887
	61,398,233	394,225,506
Distributions to Shareholders:
Class I	(81,047,324)	(150,743,707)
Class X	(5,917,814)	(13,273,701)
Total distributions	(86,965,138)	(164,017,408)
Fund Share Transactions:
Class I
Proceeds from sales of shares	1,163,876,458	1,674,184,599
Reinvestment of distributions	74,742,533	138,049,013
Cost of shares redeemed	(469,200,753)	(733,790,086)
Class X
Proceeds from sales of shares	77,243,594	142,447,875
Reinvestment of distributions	5,917,814	13,273,575
Cost of shares redeemed	(77,747,926)	(86,861,179)
Net change from Fund share transactions	774,831,720	1,147,303,797
Total change in net assets	749,264,815	1,377,511,895
Net Assets:
Beginning of period	4,573,673,205	3,196,161,310
End of period	$5,322,938,020	$4,573,673,205
Share Information:
Class I
Shares sold	102,658,503	150,492,851
Distributions reinvested	6,675,728	12,392,439
Shares redeemed	(41,578,717)	(66,697,032)
Net change in shares outstanding	67,755,514	96,188,258
Class X
Shares sold	6,821,437	12,863,302
Distributions reinvested	528,570	1,192,272
Shares redeemed	(6,878,151)	(7,880,917)
Net change in shares outstanding	471,856	6,174,657
PAGE 9 ■  Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited)
Note 1: Organization and Significant Accounting Policies
Dodge & Cox Global Bond Fund (the “Fund”) is one of the series constituting the Dodge & Cox Funds (the “Trust” or the “Funds”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on May 1, 2014, and seeks a high rate of total return consistent with long-term preservation of capital. Foreign investing, especially in developing countries, has special risks such as currency and market volatility and political and social instability. These and other risk considerations are discussed in the Fund’s Prospectus.
On May 1, 2022, the then-outstanding shares of the Fund were redesignated as Class I Shares, and Class X shares of the Fund were established. The share classes have different eligibility requirements and expense structures due to differing shareholder servicing arrangements. The share classes have the same rights as to redemption, dividends and liquidation proceeds, and voting privileges, except that each class has the exclusive right to vote on matters affecting only its class.
The Fund is an investment company and follows the accounting and reporting guidance issued in Topic 946 by the Financial Accounting Standards Board. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require the use of estimates and assumptions by management. Actual results may differ from those estimates. Significant accounting policies are as follows:
Security valuation The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Debt securities are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates.  Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Security transactions, investment income, expenses, and distributions  Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Interest income is recorded on the accrual basis. Interest income includes coupon interest, amortization of premium and accretion of discount on debt securities, gain/loss on paydowns, and inflation adjustments to the principal amount of inflation-indexed securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state, region, or country. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Dividend income is recorded on the ex-dividend date.
Expenses are recorded on the accrual basis. Some expenses of the Trust can be directly attributed to a specific series. Expenses which cannot be directly attributed are allocated among the Funds in the Trust using methodologies determined by the nature of the expense.
Distributions to shareholders are recorded on the ex-dividend date.
Share class accounting Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated to each share class of the Fund based upon the proportion of net assets of each class.
Dodge & Cox Global Bond Fund ■ PAGE 10

Notes to Consolidated Financial Statements (unaudited)
Foreign taxes The Fund is subject to foreign taxes which may be imposed by certain countries in which the Fund invests. The Fund endeavors to record foreign taxes based on applicable foreign tax law. Withholding taxes are incurred on certain foreign receipts and are accrued at the time the associated interest income is recorded.
Capital gains taxes are incurred upon disposition of certain foreign securities. Expected capital gains taxes on appreciated securities, if any, are accrued as unrealized losses and incurred capital gains taxes are reflected as realized losses upon the sale of the related security. Currency taxes may be incurred when the Fund purchases certain foreign currencies related to securities transactions and are recorded as realized losses on foreign currency transactions.
Foreign currency translation The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the transaction date.
Reported realized and unrealized gain (loss) on investments include foreign currency gain (loss) related to investment transactions.
Reported realized and unrealized gain (loss) on foreign currency transactions and translation include the following: holding/disposing of foreign currency, the difference in exchange rate between the trade and settlement dates on securities transactions, the difference in exchange rate between the accrual and payment dates on interest, and currency losses on the purchase of foreign currency in certain countries that impose taxes on such transactions.
Repurchase agreements Repurchase agreements are transactions under which a Fund purchases a security from a counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
To-Be-Announced securities The Fund may purchase mortgage-related securities on a to-be-announced (“TBA”) basis at a fixed price, with payment and delivery on a scheduled future date beyond the customary settlement period for such securities. The Fund may choose to extend the settlement through a “dollar roll” transaction in which it sells the mortgage-related securities to a dealer and simultaneously agrees to purchase similar securities for future delivery at a predetermined price. The Fund accounts for TBA dollar rolls as purchase and sale transactions.
The Fund may also enter into a Master Securities Forward Transaction Agreement ("MSFTA") with a counterparty to govern transactions of delayed delivery securities, including TBA securities. The
MSFTA provides for collateralization requirements and the right to offset amounts due to or from counterparties under specified conditions.
Consolidation The Fund may invest in certain securities through its wholly owned subsidiary, Dodge & Cox Global Bond Fund Cayman, Ltd. (the “Subsidiary”). The Subsidiary is a Cayman Islands exempted company and invests in certain securities consistent with the investment objective of the Fund. The Fund’s Consolidated Financial Statements, including the Consolidated Portfolio of Investments, consist of the holdings and accounts of the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated. At June 30, 2026, the Subsidiary had net assets of $100, which represented less than 0.01% of the Fund’s consolidated net assets.
Segment Reporting  An operating segment is defined in Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reporting Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Chair of the Board of Trustees of the Trust acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. "Net change in net assets from operations" reported on the Statement of Operations is used by the CODM to assess the single operating segment’s performance and to make resource allocation decisions for the single operating segment.
Indemnification Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
Note 2: Valuation Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
PAGE 11 ■ Dodge & Cox Global Bond Fund

Notes to Consolidated Financial Statements (unaudited)
The following is a summary of the inputs used to value the Fund’s holdings at June 30, 2026:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Debt Securities
Government	$—	$1,976,962,575
Government-Related	—	299,999,228
Securitized	—	1,242,804,990
Corporate	—	1,602,589,803
Short-Term Investments
Repurchase Agreements	—	95,289,605
Money Market Fund	63,557,270	—
Total Securities	$63,557,270	$5,217,646,201
Other Investments
Futures Contracts
Appreciation	$8,804,856	$—
Currency Forward Contracts
Appreciation	—	21,646,527
Depreciation	—	(13,987,011)
Futures contracts Futures contracts involve an obligation to purchase or sell (depending on whether the Fund has entered a long or short futures contract, respectively) an asset at a future date, at a price set at the time the contract is purchased. Futures contracts are exchange-traded. Upon entering into a futures contract, the Fund is required to deposit an amount of cash or liquid assets (referred to as "initial margin") in a segregated account with the clearing broker to secure the Fund's obligation to perform. Initial margin is returned to the Fund when the futures contract is closed. Subsequent payments (referred to as "variation margin") are made to or received from the clearing broker on a daily basis based on changes in the market value of  the contract. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Consolidated Statement of Operations. Realized gains and losses on futures contracts are recorded in the Consolidated Statement of Operations at the closing or expiration of the contracts. Cash deposited with a broker as initial margin is recorded in the Consolidated Statement of Assets and Liabilities. A receivable and/or payable to brokers for daily variation margin is also recorded in the Consolidated Statement of Assets and Liabilities.
Investments in futures contracts may include certain risks, which may be different from, and potentially greater than, those of the underlying securities. To the extent the Fund uses futures, it is exposed to additional volatility and potential losses resulting from leverage.
The Fund used government debt futures contracts to adjust the overall interest rate exposure and duration of the portfolio.
Currency forward contracts Currency forward contracts are agreements to purchase or sell a specific currency at a specified future date and price. Currency forward contracts are traded over-the-counter. The values of currency forward contracts change daily based on the prevailing forward exchange rates of the underlying currencies. Changes in the value of open contracts are recorded as unrealized appreciation or depreciation in the Consolidated Statement of Operations. When a currency forward contract is closed, the Fund records a realized gain or loss in the Consolidated Statement of Operations equal to the difference between the value at the time the contract was opened and the value at the time it was closed.
Losses from these transactions may arise from unfavorable changes in currency values or if a counterparty does not perform under a contract’s terms.
The Fund used short currency forward contracts to hedge direct and/or indirect foreign currency exposure. The Fund also used short currency forward contracts to obtain a net short exposure to the Swiss Franc.
Additional derivative information The following identifies the location on the Consolidated Statement of Assets and Liabilities and values of the Fund's derivative instruments categorized by primary underlying risk exposure.
	Interest Rate Derivatives	Foreign Exchange Derivatives	Total Value
Assets
Unrealized appreciation on currency forward contracts	$—	$21,646,527	$21,646,527
Futures contracts(a)	8,804,856	—	8,804,856
	$8,804,856	$21,646,527	$30,451,383
Liabilities
Unrealized depreciation on currency forward contracts	$—	$13,987,011	$13,987,011
(a)	Includes cumulative appreciation (depreciation). Only the current day’s variation margin is reported in the Consolidated Statement of Assets and Liabilities.
The following summarizes the effect of derivative instruments on the Consolidated Statement of Operations, categorized by primary underlying risk exposure.
	Interest Rate Derivatives	Foreign Exchange Derivatives	Total
Net realized gain (loss)
Futures contracts	$(25,539,927)	$—	$(25,539,927)
Currency forward contracts	—	(35,558,602)	(35,558,602)
	$(25,539,927)	$(35,558,602)	$(61,098,529)
Net change in unrealized appreciation/depreciation
Futures contracts	$11,615,470	$—	$11,615,470
Currency forward contracts	—	32,414,105	32,414,105
	$11,615,470	$32,414,105	$44,029,575
The following summarizes the range of volume in the Fund's derivative instruments during the six months ended June 30, 2026.
Derivative		% of Net Assets
Futures contracts	USD notional value	13-17%
Currency forward contracts	USD total value	12-22%
The Fund may enter into various over-the-counter derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s
Dodge & Cox Global Bond Fund ■ PAGE 12

Notes to Consolidated Financial Statements (unaudited)
ISDA agreements, which are separately negotiated with each dealer counterparty, specify (i) events of default and other events permitting a party to terminate some or all of the contracts thereunder and (ii) the process by which those contracts will be valued for purposes of determining termination payments. If some or all of the contracts under a master agreement are terminated because of an event of default or similar event, the values of all terminated contracts must be netted to determine a single payment owed by one party to the other. To the extent amounts owed to the Fund by its counterparties are not collateralized, the Fund is at risk of those counterparties’ non-performance. The Fund attempts to mitigate counterparty credit risk by entering into contracts only with counterparties it believes to be of good credit quality, by exchanging collateral, and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Fund does not offset assets and liabilities that are subject to a master netting arrangement in the Consolidated Statement of Assets and Liabilities.
The Fund’s ability to net assets and liabilities and to offset collateral pledged or received is based on contractual netting/offset provisions in the ISDA agreements. The following table presents the Fund’s net exposure to each counterparty for derivatives that are subject to enforceable master netting arrangements as of June 30, 2026.
Counterparty	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Cash Collateral Pledged / (Received)(a)	Net Amount(b)
Bank of America	$1,127,511	$(1,248,023)	$—	$(120,512)
Barclays	2,083,909	(1,418,859)	(665,050)	—
Citibank	2,272,968	(1,476,894)	(796,074)	—
Goldman Sachs	275,419	(375,128)	—	(99,709)
HSBC	6,033,325	(433,884)	(5,599,441)	—
Morgan Stanley	3,611,117	(7,126,266)	2,560,000	(955,149)
Standard Chartered	3,252,010	(293,465)	(2,958,545)	—
State Street	2,427,204	(748,032)	(1,100,000)	579,172
UBS	541,349	(467,666)	(20,000)	53,683
Wells Fargo	21,715	(398,794)	280,000	(97,079)
	$21,646,527	$(13,987,011)	$(8,299,110)	$(639,594)
(a)
Cash collateral pledged/(received) in excess of derivative assets/liabilities is not presented in this table. The total cash collateral is presented on the Fund's
Consolidated Statement of Assets and Liabilities.

(b)	Represents the net amount receivable from (payable to) the counterparty in the event of a default.
Note 3: Related Party Transactions
The Fund's management fees include an investment advisory fee and an administrative services fee described below.
Investment advisory fee The Fund pays an investment advisory fee, accrued daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets to Dodge & Cox, investment manager of the Fund.
Administrative services fee The Fund pays Dodge & Cox a fee for administrative and shareholder services. The fee is accrued daily and paid monthly equal to an annual rate of the average daily net assets of 0.10% for Class I shares and 0.05% for Class X shares.
Under this agreement, Dodge & Cox is responsible for the payment of the Fund's transfer agency fees.
Expense reimbursement Dodge & Cox has contractually agreed, through April 30, 2029, to waive management fees or reimburse the Fund for ordinary expenses to the extent necessary to maintain the net ordinary expense ratio of the Class I shares at 0.45%, and the net ordinary expense ratio of the Class X shares at an amount 0.08% less than the net ordinary expense ratio of Class I shares. These agreements cannot be terminated prior to April 30, 2029 other than by resolution of the Board of Trustees. For purposes of the foregoing, ordinary expenses shall not include nonrecurring shareholder account fees, fees and expenses associated with Fund shareholder meetings, fees on portfolio transactions such as exchange fees, dividends and interest on short positions, fees and expenses of pooled investment vehicles that are held by the Fund, interest expenses and other fees and expenses related to any borrowings, taxes, brokerage fees and commissions and other costs and expenses relating to the acquisition and disposition of Fund investments, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business, such as litigation expenses. The term of the agreement will automatically renew for subsequent three-year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term. The agreement does not permit Dodge & Cox to recoup any fees waived or payments made to the Fund for a prior year. For the six months ended June 30, 2026, Dodge & Cox reimbursed expenses of $1,058,760 and $126,838 to Class I and Class X, respectively.
Fund officers and trustees All officers and certain trustees of the Trust are officers or employees of Dodge & Cox. The Trust pays a fee only to those trustees who are not affiliated with Dodge & Cox.
Note 4: Income Tax Information and Distributions to Shareholders
A provision for federal income taxes is not required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. Distributions are determined in accordance with income tax regulations, and such amounts may differ from net investment income and realized gains for financial reporting purposes. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. Financial reporting records are adjusted for permanent book to tax differences at year end to reflect tax character. Book to tax differences are primarily due to differing treatments of wash sales, foreign currency realized gain (loss), foreign capital gains tax, straddles, derivatives, and distributions.
PAGE 13 ■ Dodge & Cox Global Bond Fund

Notes to Consolidated Financial Statements (unaudited)
Distributions during the periods noted below were characterized as follows for federal income tax purposes:
	Six Months Ended June 30, 2026	Year Ended December 31, 2025
Class I
Ordinary income	$81,047,324	$150,743,707
Long-term capital gain	$—	$—
Class X
Ordinary income	$5,917,814	$13,273,701
Long-term capital gain	$—	$—
The components of distributable earnings on a tax basis are reported as of the Fund's most recent year end. At December 31, 2025, the tax basis components of distributable earnings were as follows:
Capital loss carryforward[1]	$(70,485,218)
Deferred loss[2]	(4,695,240)
Net unrealized appreciation	61,197,067
Total distributable earnings	$(13,983,391)
[1]	Represents accumulated long-term capital loss as of December 31, 2025, which may be carried forward to offset future capital gains.
[2]	Represents capital loss incurred between November 1, 2025 and December 31, 2025. As permitted by tax regulation, the Fund has elected to treat this loss as arising in 2026.
At June 30, 2026, unrealized appreciation and depreciation for investments and derivatives based on cost for federal income tax purposes were as follows:
Tax cost	$5,273,471,563
Unrealized appreciation	106,240,831
Unrealized depreciation	(82,044,551)
Net unrealized appreciation	24,196,280
Fund management has reviewed the tax positions for open periods (three years and four years, respectively, from filing the Fund’s federal and state tax returns) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.
Note 5: Loan Facilities
Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund may participate in an interfund lending facility (Facility). The Facility allows the Fund to borrow money from or loan money to the Funds. Loans under the Facility are made for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest on borrowings is the average of the current repurchase agreement rate and the bank loan rate. There was no activity in the Facility during the period.
All Funds in the Trust participate in a $500 million committed credit facility (Line of Credit) with State Street Bank and Trust Company, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The maximum amount available to the Fund is $250 million. Each Fund pays an annual commitment fee on its pro-rata portion of the Line of Credit. For the six months ended June 30, 2026, the Fund’s commitment fee amounted to $8,939 and is reflected as a Miscellaneous Expense in the Consolidated Statement of Operations. Interest on borrowings is charged at the prevailing rate. There were no borrowings on the Line of Credit during the period.
Note 6: Purchases and Sales of Investments
For the six months ended June 30, 2026, purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated to $1,422,892,402 and $328,551,302, respectively. For the six months ended June 30, 2026, purchases and sales of U.S. government securities aggregated to $434,421,716 and $811,228,885, respectively.
Note 7: Subsequent Events
Fund management has determined that no material events or transactions occurred subsequent to June 30, 2026, and through the date of the Fund’s financial statements issuance, which require disclosure in the Fund’s financial statements.
Dodge & Cox Global Bond Fund ■ PAGE 14

Consolidated Financial Highlights (unaudited)
Selected data and ratios (for a share outstanding throughout each period)	Six Months Ended June 30,	Year Ended December 31,
	2026	2025	2024	2023	2022	2021
Class I
Net asset value, beginning of period	$11.25	$10.51	$10.94	$10.08	$11.54	$12.09
Income from investment operations:
Net investment income	0.27	0.44	0.44	0.55	0.40	0.28
Net realized and unrealized gain (loss)	(0.12)	0.76	(0.37)	0.67	(1.35)	(0.38)
Total from investment operations	0.15	1.20	0.07	1.22	(0.95)	(0.10)
Distributions to shareholders from:
Net investment income	(0.19)	(0.46)	(0.50)	(0.36)	(0.51)	(0.29)
Net realized gain	—	—	—	—	—	(0.16)
Total distributions	(0.19)	(0.46)	(0.50)	(0.36)	(0.51)	(0.45)
Net asset value, end of period	$11.21	$11.25	$10.51	$10.94	$10.08	$11.54
Total return	1.33%	11.51%	0.57%	12.31%	(8.19)%	(0.85)%
Ratios/supplemental data:
Net assets, end of period (millions)	$4,970	$4,225	$2,935	$2,419	$1,509	$1,991
Ratio of expenses to average net assets	0.45%(a)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets, before reimbursement by investment manager	0.50%(a)	0.50%	0.51%	0.52%	0.55%	0.60%
Ratio of net investment income to average net assets	4.88%(a)	4.81%	4.70%	4.86%	3.97%	2.82%
Portfolio turnover rate	23%	26%	38%	52%	92%	136%
Portfolio turnover rate excluding TBA rolls(b)	23%	26%	38%	41%	40%	40%
Class X(c)
Net asset value, beginning of period	$11.25	$10.51	$10.94	$10.07	$10.52
Income from investment operations:
Net investment income	0.26	0.47	0.46	0.59	0.26
Net realized and unrealized gain (loss)	(0.11)	0.74	(0.38)	0.65	(0.24)
Total from investment operations	0.15	1.21	0.08	1.24	0.02
Distributions to shareholders from:
Net investment income	(0.19)	(0.47)	(0.51)	(0.37)	(0.47)
Net realized gain	—	—	—	—	—
Total distributions	(0.19)	(0.47)	(0.51)	(0.37)	(0.47)
Net asset value, end of period	$11.21	$11.25	$10.51	$10.94	$10.07
Total return	1.37%	11.60%	0.65%	12.48%	0.21%
Ratios/supplemental data:
Net assets, end of period (millions)	$353	$349	$261	$158	$51
Ratio of expenses to average net assets	0.37%(a)	0.37%	0.37%	0.37%	0.37%(a)
Ratio of expenses to average net assets, before reimbursement by investment manager	0.45%(a)	0.45%	0.46%	0.47%	0.47%(a)
Ratio of net investment income to average net assets	4.96%(a)	4.89%	4.78%	4.95%	4.75%(a)
Portfolio turnover rate	23%	26%	38%	52%	92%
Portfolio turnover rate excluding TBA rolls(b)	23%	26%	38%	41%	40%
(a)	Annualized
(b)	See Note 1 regarding To-Be-Announced securities
(c)	For 2022, the period covers 5/2/2022 (commencement of operations) to 12/31/2022.
See accompanying Notes to Consolidated Financial Statements
PAGE 15 ■ Dodge & Cox Global Bond Fund

Board Approval of Funds’ Investment Advisory Agreement
(unaudited)
On June 10, 2026, the Board of Trustees (the “Board”) of the Dodge & Cox Funds (the “Trust”), including the members of the Board who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), voted to continue the Investment Advisory Agreement between Dodge & Cox and the Trust (the “Advisory Agreement”) in effect for an additional year beginning July 1, 2026 for each series of the Trust (each a “Fund”). Prior to the Board’s vote, the Trust’s Contract Review Committee, consisting solely of the Independent Trustees, met with independent counsel to the Independent Trustees on May 7 and June 9, 2026, to discuss whether the Investment Advisory Agreement should be continued. At its June 10, 2026 meeting, the Board, including the Independent Trustees, concluded that the Investment Advisory Agreement is fair and reasonable. In considering the Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor or particular information as all-important or controlling. In reaching the decision to continue the Investment Advisory Agreement in effect, the Board considered several factors, and reached the conclusions, described below:
Nature, Extent and Quality of Services Provided by Dodge & Cox
■ The Board considered the nature, extent and quality of the services provided by Dodge & Cox to each Fund under the Advisory Agreement. This consideration included, among other things, Dodge & Cox’s investment process and philosophy; the education and experience of the principal personnel of Dodge & Cox who provide such services; the other resources that Dodge & Cox uses in managing the Funds’ portfolios; Dodge & Cox’s record of compliance with the Funds’ investment policies and restrictions and relevant regulatory and tax compliance requirements; and such matters as Dodge & Cox’s business continuity planning and insurance coverage.
■ The Board concluded that the nature, extent and quality of the services Dodge & Cox provides are consistent with the terms of the Advisory Agreement and support the recommendation to continue the Advisory Agreement in effect for an additional year.
■ The Board also took note of the nature, extent and quality of the services that Dodge & Cox provides to the Funds and their shareholders under a separate Administrative and Shareholder Services Agreement. Although that agreement does not require Board approval on an annual basis, the services provided thereunder are an important part of the Funds’ overall relationship with Dodge & Cox, and the Board’s understanding and assessment of those services (including which Dodge & Cox services are provided pursuant to which agreement) were relevant factors in its decision to approve continuation of the Advisory Agreement.
Investment Performance
■ The Board reviewed information regarding the total return of each Fund over the most recent 1-, 3-, 5-, 10- and 20-year periods, as applicable (or since Fund inception, if shorter). The Board compared these returns to those of the Fund’s broad-based securities market index and, for the Dodge & Cox Stock, Balanced, International Stock and Global Stock Funds, other indexes provided by Dodge & Cox. The Board also considered the volatility of the Funds’ investment returns over various time horizons, including volatility data provided by Broadridge Financial Solutions (“Broadridge”).
■ In addition, the Board reviewed a report prepared by Broadridge comparing each Fund’s performance with the performance of other mutual funds in the Fund’s broad Morningstar category (as modified by Broadridge to include only those funds that have similar share class and expense characteristics to such Fund, the “Morningstar custom category”), as well as with the performance of a smaller peer group of funds identified by Broadridge (such Fund’s “peer group”). The Board received information regarding the methodology and process underlying the construction of the Morningstar custom categories and Broadridge peer groups, and any changes in the methodology from prior years. The Board also reviewed a report prepared by Dodge & Cox comparing each Fund’s performance to the composite performance of other accounts (if any) managed by Dodge & Cox using the same investment approach as the Fund. This information regarding the performance of other mutual funds and of other accounts managed by Dodge & Cox provided helpful context for the Board’s evaluation of the Funds’ performance.
■ The Board concluded that the investment performance and volatility experienced by each Fund were consistent with Dodge & Cox’s long-term, value-oriented, fundamental, active investment style and support the recommendation to continue the Advisory Agreement in effect for an additional year.
Fees and Expense Ratios
■ The Board reviewed a comparison prepared by Broadridge of the net expense ratio of each Fund (including the separate expense ratios of the two share classes of those Funds that have a dual class structure), and the various elements of those expense ratios, to those of mutual funds in (1) the Fund’s Morningstar custom category and (2) the Fund’s peer group.
■ For each Fund for which such a comparison is relevant, the Board reviewed information regarding the fee rates Dodge & Cox charges for managing other accounts using the same investment approach as the Fund. In light of the fact that such other accounts may be charged lower fee rates than a Fund, the Board took note of the broader scope of services that Dodge & Cox provides to the Funds than to separate accounts and sub-advised funds, as well as differences in regulatory, litigation, and other risks associated with sponsoring a mutual fund as compared to managing separate accounts or sub-advising another sponsor’s mutual fund, and
Dodge & Cox Global Bond Fund ■ PAGE 16

certain characteristics of the market for institutional separate account management services.
■ The Board concluded, after discussion and based on all the relevant information it received, that the advisory fee rate that each Fund pays to Dodge & Cox under the Advisory Agreement is reasonable in relation to the scope and quality of the services that Dodge & Cox provides to such Fund thereunder.
■ In assessing the Funds’ expense ratios and the fees the Funds pay to Dodge & Cox, the Board took note of and discussed with Dodge & Cox changes over the past several years in the competitive landscape for asset management services. The Board anticipates further changes in the competitive landscape and will continue to monitor and assess the Funds’ competitive position.
Costs of Services Provided and Profits Realized by Dodge & Cox from its Relationship to the Funds
■ Dodge & Cox informed the Board that: (i) it operates as a unified business, with most employees providing services to support the firm and its clients across multiple strategies and/or products, and (ii) the firm does not utilize cost accounting to allocate expenses across lines of business or across the Funds for management purposes. Also, Dodge & Cox informed the Board that the firm is owned exclusively by its senior managers and other active employees, and generally distributes substantially all of its net revenues each year to its employees, either as compensation or as a combination of compensation and distributions with respect to the shares they own in the firm. Consequently, Dodge & Cox provided the Board with data to consider Fund-level profitability using several different possible methodologies.
■ The Board believes that Dodge & Cox’s commitment to employee ownership of the firm enhances its ability to attract and retain key investment and other management professionals and reinforces a long-term perspective on the management of the firm and the Funds, which the Board believes aligns well with the interests of the Funds and their shareholders.
■ The Board noted that the employee-shareholders of Dodge & Cox give up a substantial stock value (which would be taxed at long-term capital gains rates) as a consequence of the firm’s independence from outside ownership; the estimated market value of the company would likely be substantially in excess of its book value.
■ The Board also considered that Dodge & Cox’s fee revenues from the Funds fluctuate from year to year based on changes in the aggregate net assets of the Funds, and that the firm has continued to invest in improved systems, additional compliance resources, and enhanced research capabilities despite these fluctuations. The Board noted that Dodge & Cox pays for certain services with respect to the Funds, including transfer agency fees and expenses.
■ The Board considered that there is no one way that Dodge & Cox is required to calculate its profit margins associated with the Funds and concluded that the profitability data provided by Dodge & Cox was based upon a reasonable range of assumptions and methodologies. The Board also concluded that Dodge & Cox’s profits with respect to each Fund are reasonable and that its overall profits are a key part of its independence, stability and long-term investment performance.
Economies and Benefits of Scale
■ The Board considered whether there have been economies or benefits of scale as the Funds have grown over the longer term, and whether fee levels reflect economies of scale for the benefit of Fund investors. In the Board’s view, any consideration of economies of scale must take account of the relatively low overall fee and expense structure of the Funds. The Funds generally rank favorably when compared to their Broadridge custom categories and peer groups, on a net expense ratio basis.
■ Dodge & Cox has built economies of scale into its fee structure by charging relatively low fees at the beginning of operations. A comparison of the Funds’ advisory fee rates to those of many otherwise comparable funds that employ fee “breakpoints” shows that the Funds’ advisory fee rates are in general relatively lower from the first dollar. As a result of their straightforward share class and fee structure and relatively low total expenses, the Funds provide small investors with access to professional, active portfolio management and related services at a reasonable cost. In addition to building economies of scale into its fee rates from the first dollar of each Fund’s assets, Dodge & Cox has capped the expenses borne by certain Funds in their early years of operations when those Funds are not yet operating at scale. The Dodge & Cox Global Bond Fund has benefited from such an expense cap since its inception in 2014, as has the Dodge & Cox Emerging Markets Stock Fund since its inception in 2021. Dodge & Cox agreed to continue expense caps for those Funds, and for the X share class of each of the other Funds, through April 30, 2029. Dodge & Cox has also agreed, through April 30, 2027, to cap the Dodge & Cox Balanced Fund’s expenses to the extent necessary to offset its proportionate share of the net operating expenses of any other Fund in which the Dodge & Cox Balanced Fund invests.
■ Over the years, Dodge & Cox has voluntarily forgone opportunities for growth in its assets under management and revenues in order to protect the Funds’ ability to achieve investment returns for shareholders. Dodge & Cox closed the Dodge & Cox International Stock Fund for a number of years beginning in 2015 and previously closed other Funds and limited the growth of its separate account business during periods of high growth—to Dodge & Cox’s economic detriment—and continues to closely monitor the size of the Funds.
PAGE 17 ■ Dodge & Cox Global Bond Fund

■ The Board also noted that Dodge & Cox has continued to make additional expenditures on staff and technology to enable it to enhance its investment processes and to implement effectively the Funds’ strategies. The Board also considered that there may be certain diseconomies of scale associated with managing very large asset pools such as several of the Funds, insofar as certain of the costs or risks associated with managing the Funds potentially increase at a rate that exceeds the rate of asset growth.
Fall-Out Benefits and Other Matters
■ The Board concluded that any “fall-out” benefits derived by Dodge & Cox from its relationship with the Funds are not a significant issue.
■ The Board considered the information provided regarding any conflicts of interest present and Dodge & Cox’s efforts to mitigate such conflicts.
■ The Board considered that the Funds have never been a defendant in any litigation.
Dodge & Cox Global Bond Fund ■ PAGE 18

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The trustees fees information is included in Item 7(a) of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The statement is included in Item 7(a) of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 16. CONTROLS AND PROCEDURES.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures were effective.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dodge & Cox Funds

By:  /s/ Roger G. Kuo

Roger G. Kuo

Chair and President - Principal Executive Officer

Date: August 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dodge & Cox Funds

By:  /s/ Roger G. Kuo

Roger G. Kuo

Chair and President - Principal Executive Officer

By:  /s/ Shelly Chu

Shelly Chu

Treasurer - Principal Financial Officer

Date: August 31, 2026